COLT DEPOSITOR III, LLC ABS-15G

Exhibit 99.3

Exception Grades
Run Date - 4/1/2025 5:05:52 PM

XXXX Loan ID	Customer Loan ID	Seller Loan ID	Deal ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	XXXX	4350112779	XXXX	XXXX	XXXX	XXXX 9:51:37 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception requested for Occupancy of only 56%. Approved with compensating factor of minimum reserves exceeds by 12 months and 3 years prior housing history. ****UPDATE XXXX - Lender Exception requested for STR/XXXX Occupancy of only 56%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. Depth of prior housing history 3 years.	XXXX	Reviewer Comment (2025-01-23): Lender Exception with Compensating Factors provided.			XXXX 1:46:42 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112779	XXXX	XXXX	XXXX	XXXX 9:51:37 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Security Instrument lists Entity as borrower however, note reflects only Borrower 1 as an individual. Require updated note with LLC as borrower together with required Entity documents including Articles of Organization, Certificate of Good Standing and EIN. Operating Agreement is in file.				Reviewer Comment (2025-01-23): Entity documents provided. Note signed by individual only.	XXXX 3:29:35 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112779	XXXX	XXXX	XXXX	XXXX 9:51:37 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Operating Agreement does not state that the purpose of entity must be for real estate acquisition, but any lawful activity.				Reviewer Comment (2025-01-23): Articles of Organization state for Real Estate.	XXXX 1:54:04 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112766	XXXX	XXXX	XXXX	XXXX 4:10:42 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Calculated PITIA months reserves of 2.28 is less than Guideline PITIA months reserves of 6.00. The expense statement in file is prepared by an Enrolled Agent who reviewed the borrower's tax returns that were prepared by another person. Guidelines require the same person who prepared the Borrower's returns to prepare the expense statement. ATR loans should use a fully amortized product for qualification method. ******XXXX Update: Lender Exception provided for Expense Statement and reserves. Remaining exception is excessive DTI.	Reviewer Comment (2025-02-18): Loan is Non-QM.

Reviewer Comment (2025-02-17): There are deposits from Claimpymnt Family Resource that have been backed out of the borrower's deposits for income but included in the lender calculation. The loan file does not reflect an explanation for these deposits.

Seller Comment (2025-02-13): (Rate Lock) Updated income calc provided to reflect income on 1008- this was previously sent via email

Reviewer Comment (2025-02-05): DTI is 55.85%. Uploaded 1008 is using income of XXXX when qualifying income is XXXX.

Seller Comment (2025-01-29): (Rate Lock) DTI is now decreased

Reviewer Comment (2025-01-13): Compensating factors provided supported individual downgrading/waiving of other credit exceptions. However, compensating factors do not support downgrading/waiving of the DTI exception in relation to ATR when multiple exceptions are layered on the loan.

Seller Comment (2025-01-08): (Rate Lock) exception provided

Reviewer Comment (2025-01-06): Exception remains.  No new comp factors provided.  Comp factors required as the ones provided are not compelling enough to support a 5.85% variance from DTI guidelines for the loan parameters.

Seller Comment (2025-01-06): (Rate Lock) Approved exception provided with CFs

Reviewer Comment (2024-12-24): Comp factors required as the ones provided are not compelling enough to support a 5.85% variance from DTI guidelines for the loan parameters.

Seller Comment (2024-12-18): (Rate Lock) 1003 and 1008 provided

Reviewer Comment (2024-10-23): ATR specifies under "(5)Payment Calculation. (i)General rule. ... A creditor must make the consideration required under paragraph (c)(2)(iii) of this section using:  (A) The fully indexed rate or any introductory interest rate, whichever is greater; (B) Monthly, fully amortizing payments that are substantially equal. (ii) Special rules for loans with... interest-only loans ... (B)An interest-only loan, as defined in 1026.18(s)(7)(iv), using: (1) The fully indexed rate or any introductory rate, whichever is greater; and (2)Substantially equal, monthly payments of principle and interest that will repay the loan amount over the term of the loan remaining as of the date the loan is recast. ..."

Reviewer Comment (2024-08-12): The qualification method used for ATR loans should be a fully amortized product. Qualifying payment increased and DTI exceeds guidelines.

Seller Comment (2024-08-12): (Rate Lock) We have an exception for the reserves and EA items already. Our guidelines allow for an IO payment. Please clear.
																			XXXX 3:56:34 PM			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112766	XXXX	XXXX	XXXX	XXXX 4:10:42 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	ATR loans should use a fully amortized product for qualification method.				Reviewer Comment (2024-12-20): Fully amortized payment after I/O period used to qualify. Exception cleared by system. Seller Comment (2024-12-18): (Rate Lock) 1003 and 1008 provided Reviewer Comment (2024-08-12): The qualification method used for ATR loans should be a fully amortized product. Qualifying payment increased and DTI exceeds guidelines. Seller Comment (2024-08-12): (Rate Lock) We have an exception for the reserves and EA items already. Our guidelines allow for an IO payment. Please clear.	XXXX 1:23:18 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112766	XXXX	XXXX	XXXX	XXXX 4:10:42 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Non QM DTI significantly exceeds Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 55.85% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	ATR loans should use a fully amortized product for qualification method.				Reviewer Comment (2024-12-20): Fully amortized payment after I/O period used to qualify. Exception cleared by system. Seller Comment (2024-12-18): (Rate Lock) 1003 and 1008 provided Reviewer Comment (2024-08-12): The qualification method used for ATR loans should be a fully amortized product. Qualifying payment increased and DTI exceeds guidelines. Seller Comment (2024-08-12): (Rate Lock) We have an exception for the reserves and EA items already. Our guidelines allow for an IO payment. Please clear.	XXXX 1:23:18 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112766	XXXX	XXXX	XXXX	XXXX 4:10:42 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XXXX, prior to three (3) business days from transaction date of XXXX 12:00:00 AM.					Reviewer Comment (2024-08-12): Upon further review disbursement took place three or more days after closing. Seller Comment (2024-08-04): (Rate Lock) Final SS shows disbursement date of XXXX	XXXX 5:44:02 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112766	XXXX	XXXX	XXXX	XXXX 4:10:42 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 2.28 is less than Guideline PITIA months reserves of 6.00.	Calculated PITIA months reserves of 2.28 is less than Guideline PITIA months reserves of 6.00.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Residual income is at least XXXX. Lender Exception with Compensating Factors provided. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-12-23): Lender Exception with Comp Factors. Reviewer Comment (2024-08-02): Lender exception with compensating factors.			XXXX 7:04:41 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112766	XXXX	XXXX	XXXX	XXXX 4:10:42 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Calculated PITIA months reserves of 2.28 is less than Guideline PITIA months reserves of 6.00. The expense statement in file is prepared by an Enrolled Agent who reviewed the borrower's tax returns that were prepared by another person. Guidelines require the same person who prepared the Borrower's returns to prepare the expense statement.				Reviewer Comment (2024-08-02): Lender exception with compensating factors, system cleared.	XXXX 9:06:14 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112766	XXXX	XXXX	XXXX	XXXX 4:10:42 PM	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.	Title coverage not revised after increase in loan amount; final title policy not provided in file to verify sufficient coverage.				Reviewer Comment (2024-08-12): Lender acknowledged and elected to waive. Seller Comment (2024-08-04): (Rate Lock) Accept the EV2 and wish to waive			XXXX 4:14:23 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112766	XXXX	XXXX	XXXX	XXXX 4:10:42 PM	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Calculated PITIA months reserves of 2.28 is less than Guideline PITIA months reserves of 6.00.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Residual income is at least XXXX. Lender Exception with Compensating Factors provided. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-12-23): Lender exception with compensating factors. Reviewer Comment (2024-08-02): Lender exception with compensating factors.			XXXX 7:05:14 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112766	XXXX	XXXX	XXXX	XXXX 4:10:42 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The expense statement in file is prepared by an Enrolled Agent who reviewed the borrower's tax returns that were prepared by another person. Guidelines require the same person who prepared the Borrower's returns to prepare the expense statement.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Residual income is at least XXXX. Lender Exception with Compensating Factors provided. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2024-12-23): Lender exception with compensating factors. Reviewer Comment (2024-08-02): Lender exception with compensating factors.			XXXX 7:05:22 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112766	XXXX	XXXX	XXXX	XXXX 4:10:42 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Calculated PITIA months reserves of 2.28 is less than Guideline PITIA months reserves of 6.00. The expense statement in file is prepared by an Enrolled Agent who reviewed the borrower's tax returns that were prepared by another person. Guidelines require the same person who prepared the Borrower's returns to prepare the expense statement.				Reviewer Comment (2024-08-02): Lender exception with compensating factors, system cleared.	XXXX 9:05:10 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112766	XXXX	XXXX	XXXX	XXXX 1:21:48 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 55.85131% exceeds Guideline total debt ratio of 50.00000%.	DTI exceeds 50%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. Residual income is at least XXXX. Lender Exception with Compensating Factors provided. FICO exceeds guideline minimum by at least 40 points. Residual income XXXX. Reduction in housing payment by 10%.	XXXX	Reviewer Comment (2025-02-18): Lender Exception with Compensating Factors provided.

Seller Comment (2025-02-13): (Rate Lock) Updated income calc provided to reflect income on 1008- this was previously sent via email

Reviewer Comment (2025-02-05): DTI is 55.85%. Uploaded 1008 is using income of XXXX when qualifying income is XXXX.

Seller Comment (2025-01-29): (Rate Lock) DTI is now decreased

Seller Comment (2025-01-29): (Rate Lock)  DTI is now 44.889%

Reviewer Comment (2025-01-13): Compensating factors provided supported individual downgrading/waiving of other credit exceptions. However, compensating factors do not support downgrading/waiving of the DTI exception in relation to ATR when multiple exceptions are layered on the loan.

Seller Comment (2025-01-08): (Rate Lock) exception provided

Reviewer Comment (2025-01-06): Exception remains.  No new comp factors provided.  Comp factors required as the ones provided are not compelling enough to support a 5.85% variance from DTI guidelines for the loan parameters.

Seller Comment (2025-01-06): (Rate Lock) Approved exception provided with CFs
																					XXXX 12:00:48 PM	2		B		B		B		B		B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112766	XXXX	XXXX	XXXX	XXXX 1:23:18 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 55.85131% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Reviewer Comment (2025-02-18): Lender Exception with Compensating Factors provided.

Reviewer Comment (2025-02-18): Regraded to EV2-B based on senior level approval of comp factors.

Seller Comment (2025-02-13): (Rate Lock) Updated income calc provided to reflect income on 1008- this was previously sent via email

Reviewer Comment (2025-02-05): DTI is 55.85%. Uploaded 1008 is using income of XXXX when qualifying income is XXXX.

Seller Comment (2025-01-29): (Rate Lock) DTI is now decreased

Reviewer Comment (2025-01-13): Compensating factors provided supported individual downgrading/waiving of other credit exceptions. However, compensating factors do not support downgrading/waiving of the DTI exception in relation to ATR when multiple exceptions are layered on the loan.

Seller Comment (2025-01-08): (Rate Lock) exception provided

Reviewer Comment (2025-01-06): Exception remains.  No new comp factors provided.  Comp factors required as the ones provided are not compelling enough to support a 5.85% variance from DTI guidelines for the loan parameters.

Seller Comment (2025-01-06): (Rate Lock) Approved exception provided with CFs
																					XXXX 4:03:17 PM	2		B		B		B		B		B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113065	XXXX	XXXX	XXXX	XXXX 3:42:03 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	The subject property is located in a FEMA disaster that does not have a declared end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: 10.11.2024	XXXX	Reviewer Comment (2024-11-04): Property inspected post disaster but pre-FEMA declaration of disaster end date.			XXXX 10:32:29 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112764	XXXX	XXXX	XXXX	XXXX 3:46:14 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Certificate of Good Standing is missing in file.				Reviewer Comment (2024-11-27): Certificate of good standing is received. Exception cleared. Seller Comment (2024-11-25): (Rate Lock) docs provided	XXXX 1:57:36 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	A	D	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112764	XXXX	XXXX	XXXX	XXXX 3:46:14 PM	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete Note	Missing Document: Note - Subject Lien not provided		The Note in file is not signed by an authorized signer of the LLC. Both signatures lines reflect an individual.				Reviewer Comment (2025-01-31): Note document provided. Exception cleared. Seller Comment (2025-01-30): (Rate Lock) Provided Reviewer Comment (2025-01-06): Unable to clear. Corrected Note required. Seller Comment (2024-12-19): (Rate Lock) LLC provided	XXXX 10:46:03 AM			1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Purchase		D	A	D	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112764	XXXX	XXXX	XXXX	XXXX 3:46:14 PM	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2024-12-04): No direct matches on watchlist hits for listing agency. Appraisal performed after disaster end date and appraiser notes no damages to property. Seller Comment (2024-11-25): (Rate Lock) docs provided	XXXX 2:34:59 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	A	D	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112764	XXXX	XXXX	XXXX	XXXX 3:03:52 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Security Instrument not signed by the entity. Corrected Security Instrument required. Update XXXX- Note not signed by the entity. Corrected Note required.				Reviewer Comment (2025-02-24): Corrected Note and DOT provided, exception cleared. Seller Comment (2025-02-24): (Rate Lock) Corrected DOT provided Reviewer Comment (2025-01-27): Exception reopened for vesting issue. Reviewer Comment (2025-01-07): Lender exception with compensating factors. Seller Comment (2025-01-07): (Rate Lock) Approved exception for this already provided for signature lines indicating borrower signed twice, 1 as individual and 1 on behalf of LLC. Please clear.	XXXX 5:48:37 PM			1		A		A		A		A		A	XXXX	XXXX	Investment	Purchase		D	A	D	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112763	XXXX	XXXX	XXXX	XXXX 3:24:32 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	The subject property is located in a FEMA Disaster area. A post-disaster inspection verifying there was no damage to the subject property is required.				Reviewer Comment (2025-02-06): Appraisal completed after declaration date. Reviewer Comment (2024-12-10): Require PDI post disaster end date XXXX - Exception Remains Seller Comment (2024-12-05): (Rate Lock) Appraisal was done after it was declared but before it ended, Please downgrade to an EV2 and waive	XXXX 11:19:35 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112763	XXXX	XXXX	XXXX	XXXX 3:24:32 PM	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 655 is less than Guideline representative FICO score of 660.	Representative FICO score of 655 is less than the minimum required by guidelines of 660.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Reserves exceed guidelines by at least 4 months. DTI is at least 10% < the guideline maximum. 0x30x12 month mortgage history.	XXXX	Reviewer Comment (2025-02-05): Lender exception with compensating factors. Seller Comment (2025-01-29): (Rate Lock) Comp factors updated please review Reviewer Comment (2024-12-03): Please provide additional compensating factors for consideration of downgrading/waiving exception.			XXXX 1:08:39 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112763	XXXX	XXXX	XXXX	XXXX 3:24:32 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/XXXX)	Revised Loan Estimate was provided on XXXX, after the date the initial Closing Disclosure (XXXX) was provided.				Reviewer Comment (2025-02-11): XXXX received LOA.	XXXX 12:46:49 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	No Defined Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112763	XXXX	XXXX	XXXX	XXXX 3:24:32 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2024-11-29): Sufficient Cure Provided At Closing		XXXX 12:09:23 PM		1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112763	XXXX	XXXX	XXXX	XXXX 3:24:32 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of XXXX is over disclosed by XXXX compared to the calculated Amount Financed of XXXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XXXX). (Final/XXXX)	Disclosed Amount Financed is XXXX. Due Diligence Amount Financed is XXXX. There is a variance of XXXX.				Reviewer Comment (2025-02-19): Upon further review amount financed was correctly disclosed to consumer Reviewer Comment (2025-02-05): XXXX received Corrected CD updating the loan costs. Missing copy of LOE to borrower which accompanied this correction. In addition, XXXX would require a copy of the Final ALTA Buyer Settlement Statement that matches to the PCCD fees charged borrower. Seller Comment (2025-02-04): (Rate Lock) LOE and corrected PCCD provided; no cure is needed.	XXXX 9:47:50 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112763	XXXX	XXXX	XXXX	XXXX 3:24:32 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of XXXX is under disclosed by XXXX compared to the calculated Finance Charge of XXXX which exceeds the XXXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XXXX). (Final/XXXX)	Disclosed Finance Charges are XXXX. Due Diligence Finance Charges are XXXX. There is a variance of XXXX.				Reviewer Comment (2025-02-19): Upon further review finance charge was correctly disclosed to consumer Reviewer Comment (2025-02-05): XXXX received Corrected CD updating the loan costs. Missing copy of LOE to borrower which accompanied this correction. In addition, XXXX would require a copy of the Final ALTA Buyer Settlement Statement that matches to the PCCD fees charged borrower. Seller Comment (2025-02-04): (Rate Lock) LOE and corrected PCCD provided; no cure is needed.	XXXX 9:48:11 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112768	XXXX	XXXX	XXXX	XXXX 3:22:28 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	Borrower has been in current business for less than 2 years. In this case, Guidelines require a minimum 4 years employment history in the same line of work or related profession, which was not provided. The previous self-employment in the file does not meet the 4 years requirement and file is missing documentation to verify existence of business and line of work.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	DTI is at least 10% < the guideline maximum. Lender Exception with Compensating Factors provided. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-28): Lender Exception with Compensating Factors provided.

Reviewer Comment (2025-02-03): Provide previous self-employment documents as stated on file 1003 application that was used in your decision to approve loan that does not meet 2 years self employment in current position and less than 4 years history in the same line of work per guidelines (page 14).  Need all documentation used to justify exception being requested.

Reviewer Comment (2025-01-24): Need alt docs relied upon to make decision

Seller Comment (2025-01-15): (Rate Lock) Comps updated on exception, please review

Reviewer Comment (2025-01-13): Please provide the alternate documentation that was used in place of the required employment history verification to make the credit decision on the missing 2 year self employment history or 4 year same line of work verification to consider Lender Exception.

Seller Comment (2025-01-10): (Rate Lock) Comps updated please review

Reviewer Comment (2025-01-08): Please provide supporting documentation used in place of the required employment history verification to make the credit decision on the missing 2 year self employment history or 4 year same line of work verification to consider Lender Exception.

Reviewer Comment (2024-12-16): Exception Remains - Lender exception document is not provide. Provide the lender exception document.

Seller Comment (2024-12-13): (Rate Lock) Exception updated please review
																					XXXX 12:13:02 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112768	XXXX	XXXX	XXXX	XXXX 3:22:28 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	Borrower has been in current business for less than 2 years. In this case, Guidelines require a minimum 4 years employment history in the same line of work or related profession, which was not provided. The previous self-employment in the file does not meet the 4 years requirement and file is missing documentation to verify existence of business and line of work.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	DTI is at least 10% < the guideline maximum. Lender Exception with Compensating Factors provided. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-28): Lender Exception with Compensating Factors provided.

Reviewer Comment (2025-02-03): Provide previous self-employment documents as stated on file 1003 application that was used in your decision to approve loan that does not meet 2 years self employment in current position and less than 4 years history in the same line of work per guidelines (page 14).  Need all documentation used to justify exception being requested.

Reviewer Comment (2025-01-24): Need alt docs relied upon to make decision

Seller Comment (2025-01-15): (Rate Lock) Comps updated on exception, please review

Reviewer Comment (2025-01-13): Please provide the alternate documentation that was used in place of the required employment history verification to make the credit decision on the missing 2 year self employment history or 4 year same line of work verification to consider Lender Exception.

Seller Comment (2025-01-10): (Rate Lock) Comps updated please review

Reviewer Comment (2025-01-08): Please provide supporting documentation used in place of the required employment history verification to make the credit decision on the missing 2 year self employment history or 4 year same line of work verification to consider Lender Exception.

Reviewer Comment (2024-12-16): Exception Remains - Lender exception document is not provide. Provide the lender exception document.

Seller Comment (2024-12-13): (Rate Lock) Exception updated please review
																					XXXX 12:14:22 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112768	XXXX	XXXX	XXXX	XXXX 3:22:28 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation discrepancy due to missing 4 years employment history. The previous self-employment in the file does not meet the 4 years requirement and, file is missing documentation to verify existence of business and line of work.	Reviewer Comment (2025-02-28): System cleared after Lender Exception with Compensating Factors provided.

Reviewer Comment (2025-02-03): Provide previous self-employment documents as stated on file 1003 application that was used in your decision to approve loan that does not meet 2 years self employment in current position and less than 4 years history in the same line of work per guidelines (page 14).  Need all documentation used to justify exception being requested.

Reviewer Comment (2025-01-24): Need alt docs relied upon to make decision

Seller Comment (2025-01-15): (Rate Lock) Comps updated on exception, please review

Reviewer Comment (2025-01-13): Please provide the alternate documentation that was used in place of the required employment history verification to make the credit decision on the missing 2 year self employment history or 4 year same line of work verification to consider Lender Exception.

Seller Comment (2025-01-10): (Rate Lock) Comps updated please review

Reviewer Comment (2025-01-08): Please provide supporting documentation used in place of the required employment history verification to make the credit decision on the missing 2 year self employment history or 4 year same line of work verification to consider Lender Exception.

Reviewer Comment (2024-12-16): Exception Remains - Lender exception document is not provide. Provide the lender exception document.

Seller Comment (2024-12-13): (Rate Lock) Exception updated please review
																			XXXX 12:16:50 PM			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112768	XXXX	XXXX	XXXX	XXXX 3:22:28 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to missing 4 years employment history. The previous self-employment in the file does not meet the 4 years requirement and, file is missing documentation to verify existence of business and line of work.	Reviewer Comment (2025-02-28): System cleared after Lender Exception with Compensating Factors provided.

Reviewer Comment (2025-02-03): Provide previous self-employment documents as stated on file 1003 application that was used in your decision to approve loan that does not meet 2 years self employment in current position and less than 4 years history in the same line of work per guidelines (page 14).  Need all documentation used to justify exception being requested.

Reviewer Comment (2025-01-24): Need alt docs relied upon to make decision

Seller Comment (2025-01-15): (Rate Lock) Comps updated on exception, please review

Reviewer Comment (2025-01-13): Please provide the alternate documentation that was used in place of the required employment history verification to make the credit decision on the missing 2 year self employment history or 4 year same line of work verification to consider Lender Exception.

Seller Comment (2025-01-10): (Rate Lock) Comps updated please review

Reviewer Comment (2025-01-08): Please provide supporting documentation used in place of the required employment history verification to make the credit decision on the missing 2 year self employment history or 4 year same line of work verification to consider Lender Exception.

Reviewer Comment (2024-12-16): Exception Remains - Lender exception document is not provide. Provide the lender exception document.

Seller Comment (2024-12-13): (Rate Lock) Exception updated please review
																			XXXX 12:16:19 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112768	XXXX	XXXX	XXXX	XXXX 3:22:28 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Waterfall due to missing 4 years employment history. The previous self-employment in the file does not meet the 4 years requirement and, file is missing documentation to verify existence of business and line of work.	Reviewer Comment (2025-02-28): System cleared after Lender Exception with Compensating Factors provided.

Reviewer Comment (2025-02-03): Provide previous self-employment documents as stated on file 1003 application that was used in your decision to approve loan that does not meet 2 years self employment in current position and less than 4 years history in the same line of work per guidelines (page 14).  Need all documentation used to justify exception being requested.

Reviewer Comment (2025-01-24): Need alt docs relied upon to make decision

Seller Comment (2025-01-15): (Rate Lock) Comps updated on exception, please review

Reviewer Comment (2025-01-13): Please provide the alternate documentation that was used in place of the required employment history verification to make the credit decision on the missing 2 year self employment history or 4 year same line of work verification to consider Lender Exception.

Seller Comment (2025-01-10): (Rate Lock) Comps updated please review

Reviewer Comment (2025-01-08): Please provide supporting documentation used in place of the required employment history verification to make the credit decision on the missing 2 year self employment history or 4 year same line of work verification to consider Lender Exception.

Reviewer Comment (2024-12-16): Exception Remains - Lender exception document is not provide. Provide the lender exception document.

Seller Comment (2024-12-13): (Rate Lock) Exception updated please review
																			XXXX 12:16:50 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112768	XXXX	XXXX	XXXX	XXXX 3:22:28 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower does not meet the minimum tradeline requirements. Guidelines require 3 reporting for 12 months, 2 for 14 months or 1 36 month installment/mortgage account.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	DTI is at least 10% < the guideline maximum. Lender Exception with Compensating Factors provided. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-11-25): Lender exception with compensating factors.			XXXX 8:53:40 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112979	XXXX	XXXX	XXXX	XXXX 3:43:41 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Evidence the Borrower received a copy of the appraisal report at least three business days prior to closing is missing from the loan file.				Reviewer Comment (2025-02-18): Lender elects to waive. Seller Comment (2025-02-09): (Rate Lock) accept EV2 as is and wishes to proceed			XXXX 2:59:20 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	A	C	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112979	XXXX	XXXX	XXXX	XXXX 3:43:41 PM	Compliance	Compliance	State Compliance	State Defect	XXXX SB270 Prepayment Penalty Test 2009 Investment	XXXX SB270: Mortgage loan contains an impermissible prepayment penalty.	The Prepay Penalty Addendum does not contain verbiage of not exceeding state limits.	Reviewer Comment (2025-03-25): Waived per client request

Seller Comment (2025-03-25): (Rate Lock) Please waive EV2, as previously commented that we wanted to waive this condition.

Reviewer Comment (2025-03-24): Regraded to EV2-B based on alternate prepayment penalty testing methodology utilized under §12-105(c)(4) allowing prepays over prescribed limits to be treated as intereXXXX with amounts under the limit not as interest.  Alternate testing was deemed acceptable by XXXX outside counsel given the ambiguity in the state law.

Seller Comment (2025-03-21): (Rate Lock) Please downgrade to EV2 and waive condition

Reviewer Comment (2025-03-21): At client's requeXXXX we can downgrade this exception to an EV2-B with the following comment: “XXXX SB270: Alternate prepayment penalty testing methodology utilized under §12-105(c)(4) allowing prepays over prescribed limits to be treated as intereXXXX with amounts under the limit not as interest. Alternate testing was deemed acceptable by XXXX outside counsel given the ambiguity in the state law.” Please advise if you would like to us to downgrade with the applicable verbiage.

Seller Comment (2025-03-20): (Rate Lock) Statement provided
																					XXXX 1:22:21 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	A	C	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112979	XXXX	XXXX	XXXX	XXXX 3:43:41 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Rate Lock reflecting the Program change from P&L program to Bank Statement Program is missing from the loan file.				Reviewer Comment (2025-03-17): Rate lock provided with correct doc type provided, exception cleared. Reviewer Comment (2025-02-18): No documentation reflecting updated was provided to the file. Seller Comment (2025-02-10): (Rate Lock) Please update the lock to Bank statement program	XXXX 3:12:58 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	A	C	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112765	XXXX	XXXX	XXXX	XXXX 4:18:31 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.96 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender Exception allowing DSCR below guideline minimum of 1% is in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-11-12): Lender exception with compensating factors.			XXXX 10:40:29 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112765	XXXX	XXXX	XXXX	XXXX 4:18:31 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Birth Date was not provided	Borrower: XXXX XXXX	The loan file is missing a 1003, credit report and fraud report for additional Borrower listed on the Note. ***** Update XXXX*** Birth date required as borrower singed Note as individual. Additional items move to an individual exception.				Reviewer Comment (2024-12-04): Exception waived. Items not relating to birth date move to new exception. Seller Comment (2024-11-25): (Rate Lock) Lender accepts the risk grade 2 and wishes to proceed with it as is by waiving. Reviewer Comment (2024-11-25): Note is signed by XXXX XXXX file is missing 1003 Credit Report & Fraud report. Exception remains. Seller Comment (2024-11-19): (Rate Lock) He is an authorized signor, not a borrower therefore this is not needed. Please refer to non-borrowing owner section of guidelines where it is not stated this is required.			XXXX 6:43:09 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112765	XXXX	XXXX	XXXX	XXXX 6:59:50 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	1003, credit report and fraud report missing for the co borrower, XXXX XXXX, as the Note was signed as an individual, or provide corrected Note.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-13): Non-borrowing spouse is not considered a borrower on the loan per Lender Exception. Lender Exception with Compensating Factors provided.

Reviewer Comment (2025-02-04): XXXX signed as an individual, signature line 4, credit fraud, and 1003 required to secure loan. Unable to use Lender Exception.

Seller Comment (2025-01-29): (Rate Lock) Updated exception provided

Reviewer Comment (2025-01-25): XXXX signed as an individual, signature line 4, credit fraud, and 1003 required to secure loan. Unable to use Lender Exception.

Seller Comment (2025-01-12): (Rate Lock) Approved exception to proceed as is provided

Reviewer Comment (2025-01-07): XXXX signed as "... -Title An Authorized Person" which covers signing for the LLC, but then he signed as a borrower on the separate line as "XXXX XXXX". If there just would have been a signature on the Authorized Person line, that would only be signing for the business as a person eligible to sign for the business, but then he signed again as an individual obligated to the loan. Borrower documentation required.

Seller Comment (2024-12-17): (Rate Lock) DSCR guidelines from 10.25 state "all borrowers must sign the note as individual in which the only borrower did, it does not reference a NBO signing the note in any manner. Guidelines on page 23 also states "in order to perfect a valid and enforceable first lienXXXXl non-borrowing owners must sign the mini set, including but not limited to the Security Instrument, Closing Disclosure, and the Notice of Right to Cancel (if applicable).

Reviewer Comment (2024-12-16): The person signed as an individual and as an authorized signor. Not just as an authorized signor.

Seller Comment (2024-12-09): (Rate Lock) This is invalid, borrower is a non-borrowing owner and signed the note as he as ownership in the LLC that holds vesting. He is not a borrower (refer to guidelines of non-borrowing onwer) so these are not needed.
																					XXXX 7:49:23 PM	2		B		B		B		B		B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112873	XXXX	XXXX	XXXX	XXXX 4:12:27 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Final CD does not indicate the reason why loan will not have an escrow account.				Reviewer Comment (2025-03-11): XXXX Received Letter of Explanation & Corrected Closing Disclosure		XXXX 10:31:43 PM		2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112873	XXXX	XXXX	XXXX	XXXX 4:12:27 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Co-borrower does not meet minimum trade-line requirements, co-borrower has 1 mortgage tradeline open for 21 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	The representative FICO score exceeds the guideline minimum by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-03-06): Lender exception with compensating factors.			XXXX 8:47:03 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112873	XXXX	XXXX	XXXX	XXXX 4:12:27 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, no evidence of receipt was provided in file.				Reviewer Comment (2025-03-12): Client elects to Waive. Seller Comment (2025-03-07): (Rate Lock) accept EV2 as is and wishes to proceed			XXXX 11:44:33 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112873	XXXX	XXXX	XXXX	XXXX 4:12:27 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan Designation discrepancy due to co-borrower not meeting minimum trade-line requirements, co-borrower has 1 mortgage tradeline open for 21 months.				Reviewer Comment (2025-03-06): Lender exception with compensating factors, system cleared.	XXXX 8:48:35 AM			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112873	XXXX	XXXX	XXXX	XXXX 4:12:27 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to co-borrower not meeting minimum trade-line requirements, co-borrower has 1 mortgage tradeline open for 21 months.				Reviewer Comment (2025-03-06): Lender exception with compensating factors, system cleared.	XXXX 8:48:07 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112873	XXXX	XXXX	XXXX	XXXX 4:12:27 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Waterfall due to co-borrower not meeting minimum trade-line requirements, co-borrower has 1 mortgage tradeline open for 21 months.				Reviewer Comment (2025-03-06): Lender exception with compensating factors, system cleared.	XXXX 8:48:35 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112873	XXXX	XXXX	XXXX	XXXX 6:12:39 AM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of XXXX is greater than Guideline total cash-out of XXXX.					Reviewer Comment (2025-03-13): Borrower paid XXXX at closing which offsets delinquent taxes paid at closing borrower received less than the minimum XXXX cash back.	XXXX 11:57:46 AM			1		A		A		A		A		A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112873	XXXX	XXXX	XXXX	XXXX 6:12:39 AM	Credit	Guideline	Guideline Issue	Guideline	Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or XXXX0.	Cash to Borrower: ; Total Cash Out: XXXX; Refi Purpose: Rate/Term					Reviewer Comment (2025-03-13): Borrower paid XXXX at closing which offsets delinquent taxes paid at closing borrower received less than the minimum XXXX cash back.	XXXX 11:57:53 AM			1		A		A		A		A		A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112799	XXXX	XXXX	XXXX	XXXX 4:20:12 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.96 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	The minimum DSCR is 1.00 and the calculated DSCR is 0.96.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO is >40 points of the guideline minimum. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-01-22): Lender exception with compensating factors.			XXXX 8:24:43 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112771	XXXX	XXXX	XXXX	XXXX 4:34:46 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 11.46 is less than Guideline PITIA months reserves of 18.00.	The loan file is short the required 18 months of reserves (Borrower has 11.46 months) due to multiple NSFs.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Borrower has been on current job for 22 years. DTI is at least 10% < the guideline maximum. FICO 771.	XXXX	Reviewer Comment (2024-12-06): Lender exception with compensating factors.			XXXX 5:16:31 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112771	XXXX	XXXX	XXXX	XXXX 4:34:46 PM	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.01277% or Final Disclosure APR of 9.02400% is equal to or greater than the threshold of APOR 6.78% + 1.5%, or 8.28000%. Non-Compliant Higher Priced Mortgage Loan.	Reviewer Comment (2025-03-21): HPML Compliant

Seller Comment (2025-03-18): (Rate Lock) Please find confirmation from appraiser no change in value. Please downgrade and waive/clear

Reviewer Comment (2025-03-17): Received correspondence stating revision was clerical please have appraiser also confirm no change in value to the report for consideration of downgrading exception.

Seller Comment (2025-03-13): (Rate Lock) Confirmation from the appraiser the revision was occupancy

Reviewer Comment (2025-03-07): Appraisal provided has the report date of XXXX. Need a copy of the appraisal delivered XXXX, with a Report Date on or before XXXX.

Seller Comment (2025-03-05): (Rate Lock) Appraisal dated XXXX provided

Reviewer Comment (2025-02-17): We only have 1 appraisal in the file, it is dated XXXX, the note date is XXXX, it is impossible for them to have received evidence of delivery of this appraisal 3 days of closing.  For HPML all appraisals have to be received 3 days prior to closing unless it has been determined that the revised appraisal is only clerical, then it just needs to be delivered to the borrower and then it can be down graded to an EV2.  But without the original appraisal or language within the revised appraisal that states what was revised, this cannot be waived.

Seller Comment (2025-02-11): (Rate Lock) (Rate Lock) We received the proof that the appraisal was sent at least 3 days prior that should be sufficient. This is a transferred appraisal and the lender has no obligation to give us any other reports. Whether the value or anything else changed is irrelevant. If the final report supports value, which it does, reviewing a previous report to see what changed is not needed. The final report is all that is sent.

Reviewer Comment (2025-02-03): Because we don't have the original report in file, we don't know what the value was on that report and whether the value changed on the final report. Also, the final appraisal report date is not three business days prior to consummation date.  Please provide a copy of the initial appraisal report to verify changes were only clerical and we can downgrade and waive as an EV2 at your request.

Seller Comment (2025-01-23): (Rate Lock) Proof appraisal was sent more than 3 days prior to closing

Reviewer Comment (2025-01-18): Agree that the APOR is 6.78%, but that is what we are using in system to test for HPML.  Both the calculated APR of 9.01277% and lender's disclosed APR of 9.024% exceed the 6.78% APOR + 1.5% spread for 1st liens (8.28% threshold).  In addition, the Mavent report in file (on page 12) reflects that the APR exceeds the Federal HPML threshold of 8.28%.

Seller Comment (2025-01-03): (Rate Lock) APOR is 6.780% this is not failing HPML
																			XXXX 1:16:05 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112771	XXXX	XXXX	XXXX	XXXX 4:34:46 PM	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Reviewer Comment (2025-03-21): Received email confirmation from the appraiser that the value did not change between the XXXX and XXXX appraisals.

Seller Comment (2025-03-18): (Rate Lock) Please find confirmation from appraiser no change in value. Please downgrade and waive/clear

Reviewer Comment (2025-03-17): Received correspondence stating revision was clerical please have appraiser also confirm no change in value to the report for consideration of downgrading exception.

Seller Comment (2025-03-13): (Rate Lock) Confirmation from the appraiser the revision was occupancy

Reviewer Comment (2025-03-07): Appraisal provided has the report date of XXXX. Need a copy of the appraisal delivered XXXX, with a Report Date on or before XXXX.

Seller Comment (2025-03-05): (Rate Lock) Appraisal dated XXXX provided

Reviewer Comment (2025-02-17): We only have 1 appraisal in the file, it is dated XXXX, the note date is XXXX, it is impossible for them to have received evidence of delivery of this appraisal 3 days of closing.  For HPML all appraisals have to be received 3 days prior to closing unless it has been determined that the revised appraisal is only clerical, then it just needs to be delivered to the borrower and then it can be down graded to an EV2.  But without the original appraisal or language within the revised appraisal that states what was revised, this cannot be waived.

Seller Comment (2025-02-11): (Rate Lock) We received the proof that the appraisal was sent at least 3 days prior that should be sufficient. This is a transferred appraisal and the lender has no obligation to give us any other reports. Whether the value or anything else changed is irrelevant. If the final report supports value, which it does, reviewing a previous report to see what changed is not needed. The final report is all that is sent.

Reviewer Comment (2025-02-03): Because we don't have the original report in file, we don't know what the value was on that report and whether the value changed on the final report. Also, the final appraisal report date is not three business days prior to consummation date.  Please provide a copy of the initial appraisal report to verify changes were only clerical and we can downgrade and waive as an EV2 at your request.

Seller Comment (2025-01-23): (Rate Lock) Proof appraisal was sent more than 3 days prior to closing

Reviewer Comment (2025-01-18): Agree that the APOR is 6.78%, but that is what we are using in system to test for HPML.  Both the calculated APR of 9.01277% and lender's disclosed APR of 9.024% exceed the 6.78% APOR + 1.5% spread for 1st liens (8.28% threshold).  In addition, the Mavent report in file (on page 12) reflects that the APR exceeds the Federal HPML threshold of 8.28%.

Seller Comment (2025-01-07): (Rate Lock) Condition states due to loan being HPML this is needed. File is not HPML and appraisal waiver was executed.

Reviewer Comment (2025-01-07): Receipt of appraisal delivery is required exception remains.

Seller Comment (2025-01-03): (Rate Lock) APOR is 6.780% this is not failing HPML
																			XXXX 1:16:05 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112771	XXXX	XXXX	XXXX	XXXX 4:34:46 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file is short the required 18 months of reserves (Borrower has 11.46 months) due to multiple NSFs.				Reviewer Comment (2024-12-06): Lender exception with compensating factors, system cleared.	XXXX 5:18:45 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112771	XXXX	XXXX	XXXX	XXXX 4:34:46 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - XXXX 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XXXX are underdisclosed. (Final/XXXX)					Reviewer Comment (2025-01-16): XXXX received Letter of explanation and Corrected Closing disclosure.		XXXX 5:35:40 AM		2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112771	XXXX	XXXX	XXXX	XXXX 4:34:46 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Insufficient reserves provided.				Reviewer Comment (2024-12-06): Lender exception with compensating factors, system cleared.	XXXX 5:20:05 PM			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112771	XXXX	XXXX	XXXX	XXXX 4:34:46 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Insufficient reserves provided.				Reviewer Comment (2024-12-06): Lender exception with compensating factors, system cleared.	XXXX 5:20:05 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112771	XXXX	XXXX	XXXX	XXXX 4:34:46 PM	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The loan file is short the required 18 months of reserves (Borrower has 11.46 months) due to multiple NSFs.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Borrower has been on current job for 22 years. DTI is at least 10% < the guideline maximum. FICO 771.	XXXX	Reviewer Comment (2024-12-06): Lender exception with compensating factors.			XXXX 5:16:07 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112771	XXXX	XXXX	XXXX	XXXX 4:34:46 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Appraisal Fee. The Appraisal Fee increased without a valid change of circumstance from XXXX to XXXX. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-01-22): XXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Seller Comment (2025-01-21): (Rate Lock) Correct PCCD and LOX provided as check already received

Reviewer Comment (2025-01-16): XXXX received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check in the amount of XXXX. However, Cure provided on PCCD in the amount of XXXX. Provide corrected PCCD with cure amount of XXXX as per LOX and refund check or provide updated LOX with copy of refund check of XXXX per PCCD dated XXXX.

Seller Comment (2025-01-15): (Rate Lock) PCCD and check provided
																				XXXX 4:24:10 AM		2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112771	XXXX	XXXX	XXXX	XXXX 6:47:54 AM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Reviewer Comment (2025-02-17): Borrower waived right to received and appraisal was received prior to closing.

Seller Comment (2025-02-11): (Rate Lock) (Rate Lock) We received the proof that the appraisal was sent at least 3 days prior that should be sufficient. This is a transferred appraisal and the lender has no obligation to give us any other reports. Whether the value or anything else changed is irrelevant. If the final report supports value, which it does, reviewing a previous report to see what changed is not needed. The final report is all that is sent.

Reviewer Comment (2025-02-03): Because we don't have the original report in file, we don't know what the value was on that report and whether the value changed on the final report. Also, the final appraisal report date is not three business days prior to consummation date.  Please provide a copy of the initial appraisal report to verify changes were only clerical and we can downgrade and waive as an EV2 at your request.

Seller Comment (2025-02-02): (Rate Lock) Proof below was already provided please clear.
																			XXXX 2:52:22 PM			1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112771	XXXX	XXXX	XXXX	XXXX 1:16:05 PM	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Received email confirmation from the appraiser that the value did not change between the XXXX and XXXX appraisals.				Reviewer Comment (2025-03-21): Lender acknowledges. Seller Comment (2025-03-21): (Rate Lock) Lender accepts the EV2 and wishes to proceed			XXXX 3:01:36 PM	2		B		B		B		B		B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112974	XXXX	XXXX	XXXX	XXXX 1:39:33 PM	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report Date: XXXX, Valuation Type: Desk Review / Valuation Report Date: XXXX	The City differs from the Note.				Reviewer Comment (2025-02-21): Updated CDA provided. Seller Comment (2025-02-18): (Rate Lock) CDA provided Reviewer Comment (2025-02-04): Appraisal received with corrected city, missing CDA with updated city. Seller Comment (2025-01-29): (Rate Lock) Provided	XXXX 1:08:15 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112974	XXXX	XXXX	XXXX	XXXX 1:39:33 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not document that the Borrower has been self employed for two years and business used for income has been in existence for two years as required by guidelines.				Reviewer Comment (2025-01-23): Business Entity Listing received and associated. Exception cleared. Seller Comment (2025-01-21): (Rate Lock) Proof operating longer than 2 years	XXXX 1:39:54 PM			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112974	XXXX	XXXX	XXXX	XXXX 1:39:33 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not document that the Borrower has been self employed for two years and business used for income has been in existence for two years as required by guidelines.				Reviewer Comment (2025-01-23): Business Entity Listing received and associated. Exception cleared. Seller Comment (2025-01-21): (Rate Lock) Proof operating longer than 2 years	XXXX 1:36:41 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112974	XXXX	XXXX	XXXX	XXXX 1:39:33 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not document that the Borrower has been self employed for two years and business used for income has been in existence for two years as required by guidelines.				Reviewer Comment (2025-01-23): Business Entity Listing received and associated. Exception cleared. Seller Comment (2025-01-21): (Rate Lock) Proof operating longer than 2 years	XXXX 1:39:54 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112974	XXXX	XXXX	XXXX	XXXX 1:39:33 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file does not document that the Borrower has been self employed for two years and business used for income has been in existence for two years as required by guidelines.				Reviewer Comment (2025-01-23): Business Entity Listing received and associated. Exception cleared. Seller Comment (2025-01-21): (Rate Lock) Proof operating longer than 2 years	XXXX 1:37:28 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112863	XXXX	XXXX	XXXX	XXXX 2:36:20 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, XXXXXXXX Statement	Mortgage statement is required for REO property XXXX, XXXXXXXX.				Reviewer Comment (2025-01-23): Documents received, system cleared Reviewer Comment (2025-01-10): Exception remains. The conditional approval document is not acceptable. Provide the Mortgage statement for REO property XXXX. Seller Comment (2025-01-08): (Rate Lock) Loan is still in process - attached is the conditional approval for this loan that reflects updated PITIA Reviewer Comment (2025-01-07): Exception remains. Mortgage statement is missing in file for REO property at XXXX.	XXXX 2:05:09 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350112863	XXXX	XXXX	XXXX	XXXX 2:05:21 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX					Reviewer Comment (2025-02-21): Clear inspection provided.	XXXX 1:12:43 PM			1		A		A		A		A		A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Non QM	N/A	No
XXXX	XXXX	XXXX	4350112803	XXXX	XXXX	XXXX	XXXX 6:11:48 PM	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report Date: XXXX	The Appraisal from RSDS is marked for Subject to Repairs. the 442 reflecting the repairs being complete is missing from the loan file.	Reviewer Comment (2025-02-20): The only plumbing issue mentioned was the tub not yet connected, this does not make the property not habitable and the appraisal was made as is.

Seller Comment (2025-02-15): (Rate Lock) Where do you see 'Subject to' on the new appraisal? The updated appraisal is as is and no repairs were required and the comments in the first appraisal, the budget is work to be done, but not required for value as is and none of the items are health and?safety. Please clear

Reviewer Comment (2025-02-11): Minor conditions and deferred maintenance that are due to wear and tear are acceptable to XXXX, however items needing repair need to be completed and require a 442. (The Plans provided in the appraisal reflect roof items, adding a gas meter, plumbing and window repairs.)

Seller Comment (2025-01-31): (Rate Lock) The appraisal is done as is and since it's not addressed in our guidelines we would revert to what XXXX and XXXX allows.
Fannie Mae does not require that the utilities that serve the property be turned on at the time of the inspection. Therefore we are OK and this should be cleared.

Reviewer Comment (2025-01-21): The appraisal provided is from a different appraiser.  The appraisal provided notates that the water was turned off and there were plumbing issues.  The subject to appraisal also noted the water was turned off and stated there were plumbing repairs.  Guidelines require property to be habitable, need updated reports.

Seller Comment (2025-01-12): (Rate Lock) Re-loaded

Seller Comment (2025-01-12): (Rate Lock) 1025 showing 'as is' provided
																			XXXX 11:40:24 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	A	A			C	A		N/A	No
XXXX	XXXX	XXXX	4350112825	XXXX	XXXX	XXXX	XXXX 9:59:54 AM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.98 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.98 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. ox30x24 month housing history.	XXXX	Reviewer Comment (2024-12-30): Lender exception with compensating factors.			XXXX 9:45:12 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112825	XXXX	XXXX	XXXX	XXXX 9:59:54 AM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The market rent of XXXX was used instead of the lower lease amount of XXXX as required by guidelines.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. ox30x24 month housing history.	XXXX	Reviewer Comment (2024-12-30): Lender exception with compensating factors.			XXXX 9:45:20 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112822	XXXX	XXXX	XXXX	XXXX 4:24:38 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX					Reviewer Comment (2025-02-21): Clear PDI provided. Cleared	XXXX 1:26:11 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		D	B	C	B	C	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112822	XXXX	XXXX	XXXX	XXXX 4:24:38 PM	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2025-02-06): Lender acknowledges Seller Comment (2025-02-05): (Rate Lock) Lender accepts the EV2 and wishes to proceed			XXXX 6:11:04 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		D	B	C	B	C	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112822	XXXX	XXXX	XXXX	XXXX 4:24:38 PM	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: XXXX; Lien Position: 1					Reviewer Comment (2025-01-23): CDA desk review provided	XXXX 4:24:50 PM			1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Primary	Refinance - Rate/Term		D	B	C	B	C	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112822	XXXX	XXXX	XXXX	XXXX 4:24:38 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Final CD dated XXXX did not reflect the reason for not having an escrow account.				Reviewer Comment (2025-01-14): XXXX received corrected PCCD and LOE.		XXXX 1:21:47 AM		2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	D	B	C	B	C	B	D	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112822	XXXX	XXXX	XXXX	XXXX 4:24:38 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrower's previous housing history for rent was paid by XXXX to a private owner. Guidelines require either cancelled checks or bank statements for verification.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Miscellaneous	Time on job 5+ years. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-01-10): Lender exception with compensating factors.			XXXX 9:18:00 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		D	B	C	B	C	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112822	XXXX	XXXX	XXXX	XXXX 4:24:38 PM	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX					Reviewer Comment (2025-01-23): Documents received, system cleared.	XXXX 4:27:25 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		D	B	C	B	C	B	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112828	XXXX	XXXX	XXXX	XXXX 5:13:47 PM	Credit	Credit	Credit Eligibility	Credit	Active Tradeline requirement not met.	Credit Report: Original // Borrower: XXXX XXXX Borrower has 1 Active Tradelines which is less than the minimum required by guidelines.	The Borrower does not meet the tradeline requirements. Guidelines require 3 reporting for 12 months, 2 for 14 months or 1 36 month installment/mortgage account.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by a least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-01-30): Lender exception with compensating factors.			XXXX 9:44:15 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112828	XXXX	XXXX	XXXX	XXXX 5:13:47 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower is living rent free.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by a least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-01-30): Lender exception with compensating factors.			XXXX 9:44:22 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112828	XXXX	XXXX	XXXX	XXXX 5:13:47 PM	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2025-02-18): 1008 provided reflecting alerts addressed, exception cleared. Seller Comment (2025-02-09): (Rate Lock) 1008 provided	XXXX 2:49:16 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112996	XXXX	XXXX	XXXX	XXXX 2:24:13 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage shortfall is XXXX. Provide updated policy reflecting minimum coverage.				Reviewer Comment (2025-02-04): Name added to policy. Cleared. Reviewer Comment (2025-01-27): Exception remains. Document provided does not state it is for subject property or dwelling amount coverage. Reviewer Comment (2025-01-06): Binder provided does not reflect sufficient coverage. Please provide evidence the policy has Guaranteed Replacement Cost of the dwelling or is sufficient to cover the Estimated Cost New.	XXXX 4:59:38 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112934	XXXX	XXXX	XXXX	XXXX 5:08:00 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX				Reviewer Comment (2025-02-18): PDI provided, exception cleared. Seller Comment (2025-02-11): (Rate Lock) PDI provided	XXXX 5:37:40 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350113017	XXXX	XXXX	XXXX	XXXX 4:34:46 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not contain a CPA letter and/or documentation reflecting the Borrower is 100% owner of the business used for income verification. *** UPDATE XXXX - Please provide evidence of the number of shares the corporation issued and the number of shares the borrower holds.	Reviewer Comment (2025-02-05): System cleared.

Reviewer Comment (2025-01-17): *** UPDATE XXXX - Please provide evidence of the number of shares the corporation issued for XXXX and XXXX Inc. and the number of shares the borrower holds.

Seller Comment (2025-01-17): (Rate Lock) Attached is the business name amendment from XXXX & XXXX to XXXX Inc, CPA; with borrower as sole incorporator and entities are associated with same filing number.
This should be sufficient to further support the borrower being listed as only XXXX of the business/100% ownership.

Reviewer Comment (2024-12-17): Document provided reflects Borrower as a registered agent but does not reflect member or ownership percentage.

Seller Comment (2024-12-10): (Rate Lock) UW: SOS documentation in file does confirm borrower 100% owner. Attached. Thanks
																			XXXX 5:14:08 PM			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113017	XXXX	XXXX	XXXX	XXXX 4:34:46 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not contain a CPA letter and/or documentation reflecting the Borrower is 100% owner of the business used for income verification. *** UPDATE XXXX - Please provide evidence of the number of shares the corporation issued and the number of shares the borrower holds.	Reviewer Comment (2025-02-05): System cleared.

Reviewer Comment (2025-01-17): *** UPDATE XXXX - Please provide evidence of the number of shares the corporation issued for XXXX and XXXX Inc. and the number of shares the borrower holds.

Seller Comment (2025-01-17): (Rate Lock) Attached is the business name amendment from XXXX & XXXX to XXXX Inc, CPA; with borrower as sole incorporator and entities are associated with same filing number.
This should be sufficient to further support the borrower being listed as only XXXX of the business/100% ownership.

Reviewer Comment (2024-12-17): Document provided reflects Borrower as a registered agent but does not reflect member or ownership percentage.

Seller Comment (2024-12-10): (Rate Lock) UW: SOS documentation in file does confirm borrower 100% owner. Attached. Thanks
																			XXXX 5:13:34 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113017	XXXX	XXXX	XXXX	XXXX 4:34:46 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not contain a CPA letter and/or documentation reflecting the Borrower is 100% owner of the business used for income verification. *** UPDATE XXXX - Please provide evidence of the number of shares the corporation issued and the number of shares the borrower holds. ****Updated XXXX - Number of issued shares provided. Still missing number of shares the borrower holds.	Reviewer Comment (2025-02-05): System cleared.

Reviewer Comment (2025-02-04): Provided documentation does not reflect the number of shares the Borrower holds in the company.

Reviewer Comment (2025-01-21): Number of issued shares provided. Still missing number of shares the borrower holds. A person can be a XXXX and not an owner or possess shares. Evidence of share distribution required.

Reviewer Comment (2025-01-17): *** UPDATE XXXX - Please provide evidence of the number of shares the corporation issued for XXXX and XXXX Inc. and the number of shares the borrower holds.

Seller Comment (2025-01-17): (Rate Lock) Attached is the business name amendment from XXXX & XXXX to XXXX Inc, CPA; with borrower as sole incorporator and entities are associated with same filing number.
This should be sufficient to further support the borrower being listed as only XXXX of the business/100% ownership.

Reviewer Comment (2025-01-10): Documentation does not reflect Borrower as sole member of the company or reflect ownership percentage.

Reviewer Comment (2024-12-27): Document provided doe not show percentage and the XXXX. The name of the company is XXXX and XXXX which lends to another owner. Without percentage, it cannot be assumed that the borrower is the only owner. If sole owner, it is usually stated in the EIN document, CPA letter, or Operating Agreement.

Reviewer Comment (2024-12-17): Document provided reflects Borrower as a registered agent but does not reflect member or ownership percentage.

Seller Comment (2024-12-10): (Rate Lock) UW: SOS documentation in file does confirm borrower 100% owner. Attached. Thanks
																			XXXX 5:14:08 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113017	XXXX	XXXX	XXXX	XXXX 4:34:46 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The loan file does not contain a CPA letter and/or documentation reflecting the Borrower is 100% owner of the business used for income verification. *** UPDATE XXXX - Please provide evidence of the number of shares the corporation issued and the number of shares the borrower holds.	Reviewer Comment (2025-02-05): Additional Corp documents provided reflecting brw as member. Exception cleared.

Reviewer Comment (2025-01-17): *** UPDATE XXXX - Please provide evidence of the number of shares the corporation issued for XXXX and XXXX Inc. and the number of shares the borrower holds.

Seller Comment (2025-01-17): (Rate Lock) Attached is the business name amendment from XXXX & XXXX to XXXX Inc, CPA; with borrower as sole incorporator and entities are associated with same filing number.
This should be sufficient to further support the borrower being listed as only XXXX of the business/100% ownership.

Reviewer Comment (2025-01-10): Documentation does not reflect Borrower as sole member of the company or reflect ownership percentage.

Reviewer Comment (2024-12-17): Document provided reflects Borrower as a registered agent but does not reflect member or ownership percentage.

Seller Comment (2024-12-10): (Rate Lock) UW: SOS documentation in file does confirm borrower 100% owner. Attached. Thanks
																			XXXX 5:11:32 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113021	XXXX	XXXX	XXXX	XXXX 5:23:43 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The Spousal Consent Form is missing from the loan file for XXXX.				Reviewer Comment (2025-01-22): Spousal consent provided, exception cleared.	XXXX 5:07:14 PM			1	C	A	C	A	C	A	C	A	D	A	XXXX	XXXX	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113021	XXXX	XXXX	XXXX	XXXX 5:23:43 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The Spousal Consent Form for XXXX is missing from the loan file.				Reviewer Comment (2025-01-22): Spousal consent provided, exception cleared.	XXXX 5:07:18 PM			1	C	A	C	A	C	A	C	A	D	A	XXXX	XXXX	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113021	XXXX	XXXX	XXXX	XXXX 5:09:16 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX					Reviewer Comment (2025-02-10): PDI provided date after disaster declaration.	XXXX 11:40:41 AM			1		A		A		A		A		A	XXXX	XXXX	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112933	XXXX	XXXX	XXXX	XXXX 3:57:03 PM	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value. Sec ID: 22	Note Date: XXXX; Lien Position: 1					Reviewer Comment (2025-01-21): Lender acknowledges. Seller Comment (2025-01-12): (Rate Lock) Lender accepts the EV2 and wishes to proceed with waiving			XXXX 8:09:53 PM	2	A	A	A	A	A	A	A	A	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	A	A			B	B		N/A	No
XXXX	XXXX	XXXX	4350112933	XXXX	XXXX	XXXX	XXXX 11:53:11 AM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX					Reviewer Comment (2025-02-18): PDI provided, exception cleared. Seller Comment (2025-02-11): (Rate Lock) PDI provided	XXXX 5:36:12 PM			1		A		A		A		A		A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	A	A			B	B		N/A	No
XXXX	XXXX	XXXX	4350112770	XXXX	XXXX	XXXX	XXXX 3:46:18 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Final Closing Disclosure reflects No property expenses on page 1 and 4 is incomplete.				Reviewer Comment (2025-01-21): XXXX Received Corrected PCCD and LOE. Seller Comment (2025-01-17): (Rate Lock) PCCD provided		XXXX 9:50:35 PM		2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112770	XXXX	XXXX	XXXX	XXXX 3:46:18 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)	Recording Fee increased to XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-12-16): Sufficient Cure Provided At Closing		XXXX 12:49:40 AM		1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112770	XXXX	XXXX	XXXX	XXXX 3:46:18 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The HOA only allocates 3.41% of their annual income to reserves. Small project, only XXXX and there are no other concerns with the project. The projects has no deficiencies and there are no current or planned special assessments.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	DTI is at least 5% or greater less than the guideline maximum. FICO exceeds guidelines by at least 20 points or greater. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-12-16): Lender exception with compensating factors.			XXXX 1:33:01 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112770	XXXX	XXXX	XXXX	XXXX 3:46:18 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 10.62 is less than Guideline PITIA months reserves of 12.00.	Assets are insufficient to satisfy 12 months PITI reserve requirement for a loan with waived escrows.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	DTI is at least 5% or greater less than the guideline maximum. FICO exceeds guidelines by at least 20 points or greater. 0x30x24 month housing history.	XXXX	Reviewer Comment (2024-12-16): Lender exception with compensating factors.			XXXX 1:33:10 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112770	XXXX	XXXX	XXXX	XXXX 3:46:18 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation discrepancy due to insufficient assets to satisfy reserve requirement.				Reviewer Comment (2024-12-16): Lender exception with compensating factors, system cleared.	XXXX 1:53:49 PM			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112770	XXXX	XXXX	XXXX	XXXX 3:46:18 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Insufficient assets to satisfy 12 month reserve requirement for escrows being waived.				Reviewer Comment (2024-12-16): Lender exception with compensating factors, system cleared.	XXXX 1:53:49 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112770	XXXX	XXXX	XXXX	XXXX 3:46:18 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Insufficient or no cure was provided to the borrower. (0)	en Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-01-10): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2025-01-08): (Rate Lock) Cure was applied at closing and condition below cleared for same	XXXX 1:49:56 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112770	XXXX	XXXX	XXXX	XXXX 3:46:18 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (7200)	Zero Percent Fee Tolerance exceeded for Loan Discount Points. The Loan Discount Points increased from XXXX to XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-01-16): XXXX received valid COC document. Seller Comment (2025-01-15): (Rate Lock) CIC provided	XXXX 3:03:02 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112770	XXXX	XXXX	XXXX	XXXX 3:46:18 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The loan file does not contain a full 12 month rental history for the Borrower as required by guidelines.				Reviewer Comment (2025-01-23): 12-months bank statement are provided which verifies the monthly rental payment of XXXX0. Seller Comment (2025-01-17): (Rate Lock) Provided v12 months to show the borrower paying his rent. All statements except XXXX have a copy of the rent check at the end of the statement. For XXXX the borrower did a XXXX payment on XXXX which shows the rent amount and a note that it is for "XXXX XXXX." These statements should be sufficient to clear the condition.	XXXX 2:00:20 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112770	XXXX	XXXX	XXXX	XXXX 10:45:25 AM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX					Reviewer Comment (2025-02-24): PDI provided, exception cleared. Seller Comment (2025-02-24): (Rate Lock) PDI provided	XXXX 5:51:09 PM			1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112769	XXXX	XXXX	XXXX	XXXX 5:22:17 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The property photos were taken by borrower in appraisers presence due to large amount of items in the home before tenant vacates.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been on job 10+ years. DTI is at least 10% less than the guideline maximum. FiCO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2024-12-10): Lender exception with compensating factors.			XXXX 9:47:25 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112769	XXXX	XXXX	XXXX	XXXX 5:22:17 PM	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2025-01-20): Documents received, system cleared. Seller Comment (2025-01-09): (Rate Lock) Corrected doc provided Reviewer Comment (2024-12-17): Listing agent listed on sam.gov not addressed. Exception remains. Seller Comment (2024-12-10): (Rate Lock) Docs provided	XXXX 8:49:58 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112769	XXXX	XXXX	XXXX	XXXX 8:54:23 AM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX					Reviewer Comment (2025-02-26): PDI provided, exception cleared. Seller Comment (2025-02-24): (Rate Lock) PDI provided	XXXX 6:04:42 PM			1		A		A		A		A		A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112811	XXXX	XXXX	XXXX	XXXX 4:31:37 PM	Credit	Credit	Credit Documentation	Credit	There is no lease in place for the subject property and the absence of this document casts doubt on business purpose of loan.		The appraisal disclosed the subject property is Tenant Occupied; however, the file is missing the current lease agreement for the subject property.				Reviewer Comment (2025-02-11): Lease amount listed on 1007 as Currently Rented. Reviewer Comment (2025-02-04): Comparable rent schedule is the initial loan package, however required complete lease agreement for the subject property. Exception Remains. Seller Comment (2025-02-03): (Rate Lock) Appraiser verified rent - please use form 1007	XXXX 11:11:45 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112811	XXXX	XXXX	XXXX	XXXX 4:31:37 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan payoff does not cover the loan amount per the title commitment in file. Partial claim release required.				Reviewer Comment (2025-02-06): Documents received, system cleared.	XXXX 4:42:00 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112811	XXXX	XXXX	XXXX	XXXX 4:31:37 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Same name affidavit required as documents in file reflect a different last name (XXXX) for Borrower than the application.				Reviewer Comment (2025-02-06): Documents received, system cleared. Seller Comment (2025-01-31): (Rate Lock) Provided 1003 shows XXXX as last name no affidavit needed.	XXXX 4:42:06 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350113011	XXXX	XXXX	XXXX	XXXX 3:56:49 PM	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX					Reviewer Comment (2025-01-14): Subject is a site condo. Seller Comment (2025-01-07): (Rate Lock) UW: The subject property is a detached condo. See attached updated 1008 w/ updated UW comments to include this and appraisal report evidencing detached condo.	XXXX 5:34:59 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113011	XXXX	XXXX	XXXX	XXXX 3:56:49 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	The borrower did not receive the updated Appraisal at least 3 business days prior to closing.				Reviewer Comment (2025-01-23): Delivery provided, system cleared. Reviewer Comment (2025-01-14): Delivery provided shows XXXX, but report date is XXXX. Provide evidence of delivery of the XXXX report.	XXXX 3:02:12 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113011	XXXX	XXXX	XXXX	XXXX 5:40:40 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX					Reviewer Comment (2025-02-10): PDI provided date after disaster declaration.	XXXX 11:37:24 AM			1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112793	XXXX	XXXX	XXXX	XXXX 3:11:03 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of XXXX is greater than Guideline total cash-out of XXXX.	HUD-1 total cash-out of XXXX is greater than Guideline total cash-out of XXXX.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. LTV is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-02-21): Client elects to Waive. Seller Comment (2025-02-20): (Rate Lock) Please clear/waive these EV2s Reviewer Comment (2025-01-16): Lender exception with compensating factors.			XXXX 8:28:36 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112793	XXXX	XXXX	XXXX	XXXX 3:11:03 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Closing in LLC without required operating agreement. Borrower is verified 50% owner.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. LTV is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-02-21): Client elects to Waive. Seller Comment (2025-02-20): (Rate Lock) Please clear/waive these EV2s Reviewer Comment (2025-01-16): Lender exception with compensating factors.			XXXX 8:28:05 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112793	XXXX	XXXX	XXXX	XXXX 3:11:03 PM	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		The appraisal reflects tenant occupied and the loan file does not contain a lease agreement.				Reviewer Comment (2025-02-14): Provided Lease Agreement and the lease term is 9 months and the total rents per the agreement is XXXX/9=XXXX. Exception Cleared. Seller Comment (2025-02-12): (Rate Lock) Cert provided Reviewer Comment (2025-01-22): Available 1008 in the initial package reflects subject is currently rented at XXXX/month, however provided lease agreement reflects rent amount does not match with the 1008. Exception Remains. Seller Comment (2025-01-17): (Rate Lock) Lease provided	XXXX 8:59:52 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112793	XXXX	XXXX	XXXX	XXXX 3:11:03 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower only signed the Note and Mortgage as an authorized agent. Guidelines require Borrower to sign as an individual and authorized agent.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. LTV is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-02-21): Client elects to Waive. Seller Comment (2025-02-20): (Rate Lock) Please clear/waive these EV2s Reviewer Comment (2025-01-27): Lender exception with compensating factors. Seller Comment (2025-01-20): (Rate Lock) exception provided			XXXX 8:28:27 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112793	XXXX	XXXX	XXXX	XXXX 8:59:41 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.70 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	1007 states the lease amount is XXXX, however the current signed lease in place at Note signing is for XXXX and does not support information on the 1007.	Reviewer Comment (2025-02-27): Received Leases agreement cover a year and go from XXXX - XXXX ; XXXX - XXXX ; XXXX - XXXX. Together the rental income for the year will be XXXX (leases for XXXXk, XXXX, and XXXXk) or XXXX per month. Exception Cleared.

Seller Comment (2025-02-26): (Rate Lock) The borrower leases the property on short term leases so we cannot just count the amount from the current lease. To get a clear picture of what the borrower actually earns we must look at all these leases and total their income. The lease terms cover a year and go from XXXX - XXXX ; XXXX - XXXX ; XXXX - XXXX. Together the rental income for the year will be XXXX (leases for XXXXk, XXXX, and XXXXk) or XXXX per month. With the appraiser showing rent of XXXX this value should be used and is supported by the leases in place.
																			XXXX 1:18:53 PM			1		A		A		A		A		A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112787	XXXX	XXXX	XXXX	XXXX 4:13:54 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient, so please provide COC/final CD for changed fee amount				Reviewer Comment (2025-02-26): Sufficient Cure Provided At Closing		XXXX 1:28:15 AM		1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	B	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112787	XXXX	XXXX	XXXX	XXXX 4:13:54 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower is a minimal credit user and does not meet credit tradeline requirements.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Time on job 5+ years. Residual income exceeds XXXX.00. Reserves exceed guidelines by at least 4 months. FiCO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-27): Lender exception with compensating factors.			XXXX 8:56:49 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112787	XXXX	XXXX	XXXX	XXXX 4:13:54 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 67.19328% exceeds Guideline loan to value percentage of 65.00000%.	LTV exceeds 65% on a cash-out refi with cash back greater than XXXX.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Time on job 5+ years. Residual income exceeds XXXX.00. Reserves exceed guidelines by at least 4 months. FiCO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-27): Lender exception with compensating factors.			XXXX 8:56:56 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112787	XXXX	XXXX	XXXX	XXXX 4:13:54 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 67.19328% exceeds Guideline combined loan to value percentage of 65.00000%.	LTV exceeds 65% on a cash-out refi with cash back greater than XXXX.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Time on job 5+ years. Residual income exceeds XXXX.00. Reserves exceed guidelines by at least 4 months. FiCO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-27): Lender exception with compensating factors.			XXXX 8:57:04 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112826	XXXX	XXXX	XXXX	XXXX 2:54:40 PM	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2025-02-18): Client elects to Waive. Seller Comment (2025-02-09): (Rate Lock) accept EV2 as is and wishes to proceed			XXXX 10:12:01 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112826	XXXX	XXXX	XXXX	XXXX 2:54:40 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per guidelines, leases are required to be for a term of not less than twelve (12) months. Month-to-month leases are permitted if rolled 12 months from initial lease term and lease agreement includes month-to-month clause. Missing initial 12 month lease agreements before rolling to month to month.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors Lender Exception with Compensating Factors 0X30X24 housing history.	XXXX	Reviewer Comment (2025-02-18): Client elects to Waive. Seller Comment (2025-02-09): (Rate Lock) accept EV2 as is and wishes to proceed			XXXX 10:12:31 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112826	XXXX	XXXX	XXXX	XXXX 2:54:40 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request for B1 does not meet the credit tradeline requirement.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors Lender Exception with Compensating Factors 0X30X24 housing history.	XXXX	Reviewer Comment (2025-02-05): Lender Exception with Compensating Factors			XXXX 7:34:45 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112767	XXXX	XXXX	XXXX	XXXX 5:26:36 PM	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument Error: County was not provided		County was listed as XXXX on the Security Instrument and loan application however the property is located in XXXX county.				Reviewer Comment (2025-02-18): DOT provided with intent to re recoXXXX exception cleared. Seller Comment (2025-02-18): (Rate Lock) DOT provided Reviewer Comment (2025-02-17): DOT not provided. Exception remains. Seller Comment (2025-02-11): (Rate Lock) DOT and intent to re-record provided	XXXX 5:49:39 PM			1		A		A		A		A		A	XXXX	XXXX	Investment	Refinance - Rate/Term		A	A	A	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112854	XXXX	XXXX	XXXX	XXXX 2:36:20 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The CPA did not prepare the Borrowers tax returns as required by guidelines.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Miscellaneous	Borrower has been on job 5+ years. Lender Exception with Compensating Factors provided. DTI is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-01-03): Lender exception with compensating factors.			XXXX 11:03:18 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		D	B	C	B	C	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112854	XXXX	XXXX	XXXX	XXXX 2:36:20 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met	The Residual income for the loan is XXXX, when the minimum is XXXX. The CPA did not prepare the Borrowers tax returns as required by guidelines.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Miscellaneous	Borrower has been on job 5+ years. Lender Exception with Compensating Factors provided. DTI is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-01-03): Lender exception with compensating factors.			XXXX 11:03:36 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		D	B	C	B	C	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112854	XXXX	XXXX	XXXX	XXXX 2:36:20 PM	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: XXXX; Lien Position: 1	Lender approved exception to waive desk review requirement. ****UPDATED - XXXX - Secondary valuation required for Securitization since UCDP > 2.5.				Reviewer Comment (2025-02-20): CDA received and updated exception cleared Seller Comment (2025-02-18): (Rate Lock) CDA provided Reviewer Comment (2025-02-10): UCDP score > 2.5, secondary valuation required for securitization. Unable to waive. Seller Comment (2025-02-05): (Rate Lock) Exception provided	XXXX 12:53:51 PM			1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		D	B	C	B	C	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112854	XXXX	XXXX	XXXX	XXXX 2:36:20 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	An expense ratio was not included in the income calculation as required by guidelines when personal statements are being used and 2 months business statements have not been provided.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Miscellaneous	Borrower has been on job 5+ years. Lender Exception with Compensating Factors provided. DTI is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-10): Lender Exception with Compensating Factors provided. Seller Comment (2025-02-05): (Rate Lock) Exception provided			XXXX 4:18:08 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		D	B	C	B	C	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112854	XXXX	XXXX	XXXX	XXXX 2:36:20 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	An expense ratio was not included in the income calculation as required by guidelines when personal statements are being used and 2 months business statements have not been provided.				Reviewer Comment (2025-02-10): System cleared after Lender Exception with Compensating Factors provided. Seller Comment (2025-02-05): (Rate Lock) Exception provided	XXXX 4:25:56 PM			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	D	B	C	B	C	A	D	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112854	XXXX	XXXX	XXXX	XXXX 2:36:20 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	An expense ratio was not included in the income calculation as required by guidelines when personal statements are being used and 2 months business statements have not been provided.				Reviewer Comment (2025-02-10): System cleared after Lender Exception with Compensating Factors provided. Seller Comment (2025-02-05): (Rate Lock) Exception provided	XXXX 4:20:15 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		D	B	C	B	C	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112854	XXXX	XXXX	XXXX	XXXX 2:36:20 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	An expense ratio was not included in the income calculation as required by guidelines when personal statements are being used and 2 months business statements have not been provided.				Reviewer Comment (2025-02-10): System cleared after Lender Exception with Compensating Factors provided. Seller Comment (2025-02-05): (Rate Lock) Exception provided	XXXX 4:25:56 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		D	B	C	B	C	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112854	XXXX	XXXX	XXXX	XXXX 2:36:20 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	An expense ratio was not included in the income calculation as required by guidelines when personal statements are being used and 2 months business statements have not been provided.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Miscellaneous	Borrower has been on job 5+ years. Lender Exception with Compensating Factors provided. DTI is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-10): Lender Exception with Compensating Factors provided. Seller Comment (2025-02-05): (Rate Lock) Exception provided			XXXX 4:18:22 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		D	B	C	B	C	A	D	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113068	XXXX	XXXX	XXXX	XXXX 2:54:40 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Signed closing statement in file does not reflect the payoff of the current lien on the subject property.				Reviewer Comment (2025-02-12): Loan paid off through another closing. Seller Comment (2025-02-06): (Rate Lock) Subject property was on a blanket lien with XXXX XXXX and the payoff was listed on the settlement statement for that property that we refinanced on the same day. Please see attached final settlement statements, payoffs, and title commitments for both properties	XXXX 11:43:28 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112971	XXXX	XXXX	XXXX	XXXX 3:22:54 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested exception for a non-arms length family purchase of an investment property (borrowers currently live rent-free). Relationship letter was provided in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. DTI 40%	XXXX	Reviewer Comment (2025-02-18): Lender Exception with Compensating Factors.			XXXX 8:10:21 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112971	XXXX	XXXX	XXXX	XXXX 3:22:54 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Requesting exception for use of POA for both borrower's on non-arms length transaction.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. DTI 40%	XXXX	Reviewer Comment (2025-02-18): Lender Exception with Compensating Factors.			XXXX 8:11:58 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113009	XXXX	XXXX	XXXX	XXXX 1:39:33 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Appraisal delivery notice missing on file				Reviewer Comment (2025-01-10): Delivery provided, system cleared.	XXXX 5:00:13 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		B	A	A	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113009	XXXX	XXXX	XXXX	XXXX 1:39:33 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:XXXX/XXXX)	Appraisal delivery notice missing on file				Reviewer Comment (2025-01-10): Delivery provided, system cleared.	XXXX 5:00:13 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		B	A	A	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112910	XXXX	XXXX	XXXX	XXXX 3:52:19 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.73 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR does not meet guidelines minimum required of 1.0.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous Miscellaneous	0x30x24 month mortgage history. Borrower has an additional assets of 40k not being used for qualifying.	XXXX	Reviewer Comment (2025-03-14): Lender exception with compensating factors. Seller Comment (2025-03-12): (Rate Lock) Updated CFs provided Reviewer Comment (2025-02-04): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception.			XXXX 3:17:56 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112910	XXXX	XXXX	XXXX	XXXX 3:52:19 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		File is missing housing payment history. Borrower has rented at different properties last 2 years.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous Miscellaneous	0x30x24 month mortgage history. Borrower has an additional assets of 40k not being used for qualifying.	XXXX	Reviewer Comment (2025-03-14): Lender exception with compensating factors. Seller Comment (2025-03-12): (Rate Lock) Updated CFs provided Reviewer Comment (2025-02-04): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception.			XXXX 3:18:04 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112910	XXXX	XXXX	XXXX	XXXX 3:52:19 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Property does not have a cooling system.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous Miscellaneous	0x30x24 month mortgage history. Borrower has an additional assets of 40k not being used for qualifying.	XXXX	Reviewer Comment (2025-03-14): Lender exception with compensating factors. Seller Comment (2025-03-12): (Rate Lock) Updated CFs provided Reviewer Comment (2025-02-04): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception.			XXXX 3:18:11 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112954	XXXX	XXXX	XXXX	XXXX 4:24:38 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX	The most recent valuation inspection is dated prior to the most recent FEMA disaster. Missing disaster inspection, Disaster end date is XXXX.				Reviewer Comment (2025-02-17): PDI provided, exception cleared. Seller Comment (2025-02-11): (Rate Lock) PDI provided	XXXX 5:01:53 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112954	XXXX	XXXX	XXXX	XXXX 4:24:38 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.				Reviewer Comment (2025-01-27): Waived per client request Seller Comment (2025-01-22): (Rate Lock) Lender accepts the EV2 and wishes to proceed			XXXX 6:31:46 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112954	XXXX	XXXX	XXXX	XXXX 4:24:38 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee. A Title - Courier / Express Mail / Messenger Fee in the amount of XXXX was added without a valid change of circumstance . Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-03-12): XXXX Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD

Seller Comment (2025-03-11): (Rate Lock) Borrower confirmed they recevied the check within the cure period.

Reviewer Comment (2025-02-10): XXXX received corrected PCCD, LOE, Copy of refund check and shipping label. However, XXXX tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure.

Seller Comment (2025-02-09): (Rate Lock) check and pccd provided

Reviewer Comment (2025-01-30): XXXX received rebuttal. However, on the recent LE the title - Courier fees and also Title - settlement fee was under section B therefore the borrower was not allowed to shop for. The inclusion of a fee within Section C of the most recent LE provided to the consumer carries the primary basis for consideration of whether the consumer was permitted to shop.  As the Title- Courier and also Title- Settlement or closing fee was included in section B of the most recent LE, the consumer was not allowed to shop, and a cure is required.  Provide Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2025-01-30): (Rate Lock) This is not valid, even in section B title fees are not 0%. Please escalate this. They are to be held to the 10% tolerance and there is no fee variance.

Reviewer Comment (2025-01-30): XXXX received rebuttal.    The inclusion of a fee within Section C of the most recent LE provided to the consumer carries the primary basis for consideration of whether the consumer was permitted to shop.  As the Title - courier fee was included in section B of the most recent LE, the consumer was not allowed to shop, and a cure is required.  Provide Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2025-01-29): (Rate Lock) ILE baseline of 10% = XXXX
Fees with the XXXX added were XXXX there were in tolerance. This title fee is not a 0% fee and is still held to the 10% tolerance. No cure is required as the additional fees did not exceed the original baseline set. Please clear.

Reviewer Comment (2025-01-29): XXXX received rebuttal that the title fees are not exceeded the 10%. However, the courier fee of XXXX was added on last disclosed LE in section B and borrower was not provided option to shop for this fee. Same fee was charged to borrower on final CD which leads to cure of XXXX. Please provide a valid COC for adding the fee or need cure.

Seller Comment (2025-01-28): (Rate Lock) Please review the LOE. It stated the original fee baseline in which all fees are required to be in. The original 10% of the ILE is not exceeded for the fees mentioned in these conditions; therefore, no cure is needed as we are within original tolerance.

Reviewer Comment (2025-01-23): XXXX received rebuttal.  The inclusion of a fee within Section C of the most recent LE provided to the consumer carries the primary basis for consideration of whether the consumer was permitted to shop.  As the Title- Courier/Messenger fee was included in section B of the most recent LE, the consumer was not allowed to shop and a cure is required.  Provide Corrected CD,  LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2025-01-22): (Rate Lock) These fees are included in the 10% category; ILE has a 10% tolerance baseline of XXXX and the final fees on the CD signed at closing total XXXX. No cure is needed as these are within the tolerance set by the LE.
																				XXXX 12:50:11 AM		2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112954	XXXX	XXXX	XXXX	XXXX 4:24:38 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to use a 24 month income average when the borrower's income is showing a decline.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-01-10): Lender exception with compensating factors.			XXXX 11:31:11 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112954	XXXX	XXXX	XXXX	XXXX 4:24:38 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The DTI exceeds guidelines of 50% due to income calculation (lender exception in file to use 24 month average with declining income). 1008 reflects DTI of 54% however, rate lock in file reflects a DTI of 45.62%. Please provide a rate lock reflecting loan was approved at 54% DTI.				Reviewer Comment (2025-01-27): Lender Exception with Compensating Factors, system cleared. Seller Comment (2025-01-22): (Rate Lock) Ratelock showing approved DTI provided	XXXX 6:54:40 PM			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112954	XXXX	XXXX	XXXX	XXXX 4:24:38 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 54.99647% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	The DTI exceeds guidelines of 50% due to income calculation (lender exception in file to use 24 month average with declining income). 1008 reflects DTI of 54% however, rate lock in file reflects a DTI of 45.62%. Please provide a rate lock reflecting loan was approved at 54% DTI.				Reviewer Comment (2025-01-27): Lender Exception with Compensating Factors. Seller Comment (2025-01-22): (Rate Lock) Ratelock showing approved DTI provided	XXXX 6:50:17 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112954	XXXX	XXXX	XXXX	XXXX 4:24:38 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The DTI exceeds guidelines of 50% due to income calculation (lender exception in file to use 24 month average with declining income). 1008 reflects DTI of 54% however, rate lock in file reflects a DTI of 45.62%. Please provide a rate lock reflecting loan was approved at 54% DTI.				Reviewer Comment (2025-01-27): Lender Exception with Compensating Factors, system cleared. Seller Comment (2025-01-22): (Rate Lock) Ratelock showing approved DTI provided	XXXX 6:54:07 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112954	XXXX	XXXX	XXXX	XXXX 4:24:38 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The DTI exceeds guidelines of 50% due to income calculation (lender exception in file to use 24 month average with declining income). 1008 reflects DTI of 54% however, rate lock in file reflects a DTI of 45.62%. Please provide a rate lock reflecting loan was approved at 54% DTI.				Reviewer Comment (2025-01-27): Lender Exception with Compensating Factors, system cleared. Seller Comment (2025-01-22): (Rate Lock) Ratelock showing approved DTI provided	XXXX 6:54:40 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112954	XXXX	XXXX	XXXX	XXXX 4:24:38 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 54.99647% exceeds Guideline total debt ratio of 50.00000%.	The DTI exceeds guidelines of 50% due to income calculation (lender exception in file to use 24 month average with declining income). 1008 reflects DTI of 54% however, rate lock in file reflects a DTI of 45.62%. Please provide a rate lock reflecting loan was approved at 54% DTI.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-01-27): Lender Exception with Compensating Factors. Seller Comment (2025-01-22): (Rate Lock) Ratelock showing approved DTI provided			XXXX 6:49:13 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112954	XXXX	XXXX	XXXX	XXXX 4:24:38 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The DTI exceeds guidelines of 50% due to income calculation (lender exception in file to use 24 month average with declining income). 1008 reflects DTI of 54% however, rate lock in file reflects a DTI of 45.62%. Please provide a rate lock reflecting loan was approved at 54% DTI.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-01-27): Lender Exception with Compensating Factors. Seller Comment (2025-01-22): (Rate Lock) Ratelock showing approved DTI provided			XXXX 6:48:57 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112783	XXXX	XXXX	XXXX	XXXX 5:26:17 PM	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX	File does not contain documentation from lender/seller confirming the condo is warrantable.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 754 FICO	XXXX	Reviewer Comment (2025-02-14): Lender Exception with Compensating Factors.			XXXX 10:18:54 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112783	XXXX	XXXX	XXXX	XXXX 5:26:17 PM	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Title Commitment/Preliminary Title does not reflect the amount of the proposed Lender's coverage.				Reviewer Comment (2025-02-21): Lender acknowledges and elects to waive. Seller Comment (2025-02-18): (Rate Lock) Lender accepts the EV2 and wishes to waive			XXXX 2:47:14 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112783	XXXX	XXXX	XXXX	XXXX 5:26:17 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2025-02-21): Lender acknowledges and elects to waive. Seller Comment (2025-02-18): (Rate Lock) Lender accepts the EV2 and wishes to waive			XXXX 2:47:22 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112783	XXXX	XXXX	XXXX	XXXX 5:26:17 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request for asset depletion on a cash out for investment property.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 754 FICO	XXXX	Reviewer Comment (2025-02-14): Lender Exception with Compensating Factors.			XXXX 10:20:42 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112782	XXXX	XXXX	XXXX	XXXX 2:54:40 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.				Reviewer Comment (2025-02-18): Client elects to Waive. Seller Comment (2025-02-09): (Rate Lock) accept EV2 as is and wishes to proceed			XXXX 10:13:53 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112782	XXXX	XXXX	XXXX	XXXX 2:54:40 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Corrected Closing Disclosure provided on or after XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation				Reviewer Comment (2025-02-12): XXXX received LOA to remove document(s) 301 estimated to be provided on XXXX, from testing as not provided to the borrower. Reviewer Comment (2025-02-11): Documents ID 301 is incomplete. If the CD is not provided to the borrower, please provide Letter of Attestation indicating the document ID 301 were never provided to the borrower and XXXX will review for re-testing.	XXXX 7:28:05 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	TRID timing exception, no remediation available.	C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112782	XXXX	XXXX	XXXX	XXXX 2:54:40 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2025-02-03): Sufficient Cure Provided At Closing		XXXX 7:58:40 AM		1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112782	XXXX	XXXX	XXXX	XXXX 2:54:40 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2025-02-03): Sufficient Cure Provided At Closing		XXXX 7:58:40 AM		1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112782	XXXX	XXXX	XXXX	XXXX 2:54:40 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.12 is less than Guideline PITIA months reserves of 6.00.	Borrower's assets are insufficient to cover the guideline minimum PITI reserves of 6 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Time on job 5+ years. FICO exceeds guidelines by at least 40 points. DTI below max by 5% or greater.	XXXX	Reviewer Comment (2025-02-05): Lender exception with compensating factors.			XXXX 8:57:06 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112782	XXXX	XXXX	XXXX	XXXX 2:54:40 PM	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Assets are insufficient to satisfy the 6 months PITI reserve requirement.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Time on job 5+ years. FICO exceeds guidelines by at least 40 points. DTI below max by 5% or greater.	XXXX	Reviewer Comment (2025-02-05): Lender exception with compensating factors.			XXXX 8:57:14 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112782	XXXX	XXXX	XXXX	XXXX 2:54:40 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation discrepancy due to borrower's assets are insufficient to cover the reserve requirement.				Reviewer Comment (2025-02-05): Lender exception with compensating factors, system cleared.	XXXX 8:59:39 AM			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112782	XXXX	XXXX	XXXX	XXXX 2:54:40 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Borrower's assets are insufficient to cover the reserve requirement.				Reviewer Comment (2025-02-05): Lender exception with compensating factors, system cleared.	XXXX 8:59:39 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112782	XXXX	XXXX	XXXX	XXXX 2:54:40 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Borrower's assets are insufficient to cover the reserve requirement.				Reviewer Comment (2025-02-05): Lender exception with compensating factors, system cleared.	XXXX 8:59:12 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112782	XXXX	XXXX	XXXX	XXXX 2:54:40 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property is a flip transaction that is also a non arms length sale that was not listed on the MLS.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Time on job 5+ years. FICO exceeds guidelines by at least 40 points. DTI below max by 5% or greater.	XXXX	Reviewer Comment (2025-02-05): Lender exception with compensating factors.			XXXX 8:57:27 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112782	XXXX	XXXX	XXXX	XXXX 2:54:40 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Client:XXXX/XXXX)					Reviewer Comment (2025-02-18): Client elects to Waive. Seller Comment (2025-02-09): (Rate Lock) accept EV2 as is and wishes to proceed			XXXX 10:14:03 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112782	XXXX	XXXX	XXXX	XXXX 2:54:40 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	The maximum LTV for a non arms length sale is 80%. Subject loan's LTV is 85%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Time on job 5+ years. FICO exceeds guidelines by at least 40 points. DTI below max by 5% or greater.	XXXX	Reviewer Comment (2025-02-05): Lender exception with compensating factors.			XXXX 8:57:37 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112782	XXXX	XXXX	XXXX	XXXX 2:54:40 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	The maximum CLTV for a non arms length sale is 80%. Subject loan's CLTV is 85%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Time on job 5+ years. FICO exceeds guidelines by at least 40 points. DTI below max by 5% or greater.	XXXX	Reviewer Comment (2025-02-05): Lender exception with compensating factors.			XXXX 8:57:47 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112782	XXXX	XXXX	XXXX	XXXX 2:54:40 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject loan is as a flip transaction and the loan file does not contain a second appraisal as required by guidelines.				Reviewer Comment (2025-02-18): Second appraisal not required per Guidelines with Code 1045. Seller Comment (2025-02-10): (Rate Lock) Internal Exception Code 1045 to waive second appraisal	XXXX 4:27:57 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112831	XXXX	XXXX	XXXX	XXXX 3:43:41 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The appraisal reflects tenant occupied; however, there isn't a lease on 2 units. Allow using market rent for unit 2 units. One unit is currently leased.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Lender Exception with Compensating Factors. 0X30X24 housing history.	XXXX	Reviewer Comment (2025-03-13): Lender exception with compensating factors.

Seller Comment (2025-03-11): (Rate Lock) Provided exception

Reviewer Comment (2025-02-24): Per guidelines maximum 1 vacant unit on a 2-3 unit property allowed.  We only have one lease agreement in file for XXXX XXXX (does not state which unit she is renting).  We are still missing the lease agreement for unit 1 or 3 per the operating Income statement.  Once second lease agreement is received we can use lender approved exception for missing lease agreement on unleased unit..

Seller Comment (2025-02-20): (Rate Lock) Per the condition, we are missing just the lease on unit 2. The exception provided was for the missing lease on unit 2. Please clear.

Reviewer Comment (2025-02-18): Missing lease for additional unit. Loan file only contains lease for XXXX.

Reviewer Comment (2025-02-18): Lender Exception with Compensating Factors provided.

Seller Comment (2025-02-10): (Rate Lock) exception for leases provided

Reviewer Comment (2025-02-06): Missing XXXX lease agreement.  Only have lease agreement for XXXX XXXX.
																					XXXX 4:42:21 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112831	XXXX	XXXX	XXXX	XXXX 3:43:41 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		exception request as borrower does not meet minimum tradelines.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. 0X30X24 housing history.	XXXX	Reviewer Comment (2025-02-18): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-02-06): Lender Exception with Compensating Factors.			XXXX 4:46:56 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112831	XXXX	XXXX	XXXX	XXXX 3:43:41 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request as DSCR is .981 and required is 1.00.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. 0X30X24 housing history.	XXXX	Reviewer Comment (2025-02-18): Lender Exception with Compensating Factors provided. Seller Comment (2025-02-10): (Rate Lock) exception for leases provided Reviewer Comment (2025-02-06): Unable to calculate DSCR without XXXX lease agreement.			XXXX 4:46:50 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113006	XXXX	XXXX	XXXX	XXXX 2:36:20 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan approval reflects XXXX guidelines were used for approval. The most recent guidelines available are dated XXXX				Reviewer Comment (2025-01-20): Documents received, system cleared.	XXXX 10:16:48 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350113037	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2025-02-18): Received evidence of delivery	XXXX 6:03:00 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113037	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Initial Rate Lock is missing in the file.				Reviewer Comment (2025-02-18): Received initial lock date	XXXX 6:08:56 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113037	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.				Reviewer Comment (2025-02-18): Received initial affiliated busn disclosure	XXXX 6:08:56 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113037	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Appraisal Re-Inspection Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-02-14): XXXX received a valid COC.	XXXX 4:23:14 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113024	XXXX	XXXX	XXXX	XXXX 4:24:38 PM	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Hazard insurance document is missing for Subject property XXXX XXXX XXXX. Subject property address is missing in provided document.				Reviewer Comment (2025-01-21): HOI provided, exception cleared.	XXXX 11:53:07 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113024	XXXX	XXXX	XXXX	XXXX 4:24:38 PM	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance premium is missing from evidence of insurance.		Hazard insurance document is missing in file. Subject property address is missing in provided document.				Reviewer Comment (2025-01-21): HOI provided, exception cleared.	XXXX 11:52:23 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113024	XXXX	XXXX	XXXX	XXXX 4:24:38 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX	The most recent valuation inspection is dated prior to the most recent FEMA disaster. Missing disaster inspection, Disaster end date is XXXX.				Reviewer Comment (2025-02-05): PDI Documentation provided. Cleared.	XXXX 1:47:34 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113024	XXXX	XXXX	XXXX	XXXX 4:24:38 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2025-02-05): Delivery provided. Cleared. Reviewer Comment (2025-01-21): Document provided appears to be cutoff as does not reflect the document that was sent was the appraisal. Seller Comment (2025-01-13): (Rate Lock) We got this from the previous lender, please see the attached file.	XXXX 1:46:52 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113024	XXXX	XXXX	XXXX	XXXX 4:24:38 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The hazard insurance policy for the subject property is missing from the loan file.				Reviewer Comment (2025-01-21): HOI provided, exception cleared .	XXXX 11:53:28 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113024	XXXX	XXXX	XXXX	XXXX 4:24:38 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX CPA Letter	Borrower's percentage of ownership of XXXX XXXX was not documented in the file.				Reviewer Comment (2025-01-28): New 1008 provided. Income from XXXX XXXX not used to qualify. Seller Comment (2025-01-22): (Rate Lock) Removing XXXX income from qualifying, DTI is still under 50%. Attached updated 1008 and 1003, we'd no longer need additional ownership verification for that business.? Reviewer Comment (2025-01-21): Document provided reflects Borrower as an XXXX but not as a member. Please provide documentation reflecting Borrower's ownership percentage.	XXXX 2:59:29 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113024	XXXX	XXXX	XXXX	XXXX 4:24:38 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Borrower's percentage of ownership of XXXX XXXX was not documented in the file.				Reviewer Comment (2025-01-28): New 1008 provided. Income from XXXX XXXX not used to qualify. Seller Comment (2025-01-22): (Rate Lock) Removing XXXX income from qualifying, DTI is still under 50%. Attached updated 1008 and 1003, we'd no longer need additional ownership verification for that business.? Reviewer Comment (2025-01-21): Document provided reflects Borrower as an XXXX but not as a member. Please provide documentation reflecting Borrower's ownership percentage.	XXXX 3:00:28 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112993	XXXX	XXXX	XXXX	XXXX 5:23:43 PM	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		HUD/CD or Closing Statement is missing from the loan file.				Reviewer Comment (2025-01-15): Closing statement provided	XXXX 6:34:48 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112993	XXXX	XXXX	XXXX	XXXX 5:23:43 PM	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date XXXX; Disbursement Date: XXXX; Note Date: XXXX; Transaction Date: XXXX	Hazard Insurance Policy Effective Date XXXX; Disbursement Date: XXXX; Note Date: XXXX;	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's Experience/Track Record	High score above minimum 720 score. Borrower's Experience/Track Record. The borrower has an additional rental property.	XXXX	Reviewer Comment (2025-02-11): Lender exception provided and aggregator accepts.

Reviewer Comment (2025-02-10): One of the compensating factors listed on the lender exception were reserves, it was based on accounts that only had 1 month's statements provided.  Remove reserves as a compensating factor or provide an additional month for accounts ending in XXXX.

Reviewer Comment (2025-01-15): Disbursement date is XXXX per final closing statement and hazard policy effective date is XXXX.

Reviewer Comment (2025-01-15): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Hazard Insurance Policy Effective Date XXXX; Disbursement Date: XXXX; Note Date: XXXX; Transaction Date: XXXX
																					XXXX 10:54:27 AM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112993	XXXX	XXXX	XXXX	XXXX 5:23:43 PM	Credit	Business Purpose	General	Business Purpose	Missing Document: Spousal Consent not provided.	Borrower: XXXX XXXX XXXX	The Spousal Consent Form is missing from the loan file.				Reviewer Comment (2025-02-05): Spousal consent provided.	XXXX 5:00:24 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112993	XXXX	XXXX	XXXX	XXXX 11:16:41 AM	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of XXXX is less than Cash From Borrower XXXX.	Only 1 month statement provided XXXX and XXXX XXXX accounts listed on the 1003, assets are not being included in available funds.				Reviewer Comment (2025-02-11): Received additional month XXXX.	XXXX 3:59:50 PM			1		A		A		A		A		A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112993	XXXX	XXXX	XXXX	XXXX 11:16:56 AM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 3.00.	Only 1 month statement provided XXXX and XXXX XXXX accounts listed on the 1003, assets are not being included in available funds.				Reviewer Comment (2025-02-11): Received additional month XXXX.	XXXX 3:59:30 PM			1		A		A		A		A		A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112997	XXXX	XXXX	XXXX	XXXX 2:36:20 PM	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		The signed and dated HUD statement is missing from the loan file.				Reviewer Comment (2025-01-14): Document provided.	XXXX 5:07:45 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112997	XXXX	XXXX	XXXX	XXXX 2:36:20 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 3.00.	The signed and dated HUD statement is missing from the loan file.				Reviewer Comment (2025-01-14): Document provided.	XXXX 5:07:54 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112997	XXXX	XXXX	XXXX	XXXX 2:36:20 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The appraisal was marked tenant occupied and lease agreements were not provided in the loan file.				Reviewer Comment (2025-01-14): Income marked on appraisal.	XXXX 5:02:08 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112997	XXXX	XXXX	XXXX	XXXX 5:08:36 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX					Reviewer Comment (2025-02-10): PDI provided date after disaster declaration.	XXXX 11:35:58 AM			1		A		A		A		A		A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350113014	XXXX	XXXX	XXXX	XXXX 5:23:43 PM	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary					Reviewer Comment (2025-01-10): Final title provided.	XXXX 5:12:33 PM			1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	B	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113014	XXXX	XXXX	XXXX	XXXX 5:23:43 PM	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2025-01-10): Final title provided.	XXXX 5:12:15 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	B	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113014	XXXX	XXXX	XXXX	XXXX 5:23:43 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2025-01-10): Delivery provided, system cleared.	XXXX 5:07:15 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	B	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113014	XXXX	XXXX	XXXX	XXXX 5:23:43 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:XXXX/XXXX)					Reviewer Comment (2025-01-10): Delivery provided, system cleared.	XXXX 5:07:15 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	B	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113014	XXXX	XXXX	XXXX	XXXX 5:23:43 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. See individual Income/Asset exceptions.				Reviewer Comment (2024-12-27): Loan is Non-QM.	XXXX 2:06:38 PM			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	B	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113025	XXXX	XXXX	XXXX	XXXX 4:31:37 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX	Subject property is located in a FEMA disaster that does not have a declared end date.				Reviewer Comment (2025-02-10): PDI provided date after disaster declaration.	XXXX 11:35:00 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113025	XXXX	XXXX	XXXX	XXXX 4:31:37 PM	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX	File does not contain documentation from lender/seller confirming the condo is warrantable.				Reviewer Comment (2025-01-24): Loan meets non-warrantable requirements per guidelines.	XXXX 11:20:13 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113025	XXXX	XXXX	XXXX	XXXX 4:31:37 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.				Reviewer Comment (2025-02-03): Documents received, system cleared	XXXX 1:49:39 PM			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113025	XXXX	XXXX	XXXX	XXXX 4:31:37 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXXX/Wages)	Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (VOE in file dated and signed after Note Date)				Reviewer Comment (2025-02-03): Documents received, system cleared	XXXX 1:49:39 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113025	XXXX	XXXX	XXXX	XXXX 4:31:37 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Reviewer Comment (2025-02-20): 1008 is sufficient. Updated copy received. Cleared.

Reviewer Comment (2025-02-18): The lender loan information portion of the 1003 will reflect updated payment terms.

Seller Comment (2025-02-10): (Rate Lock) 1003 will not reflect the updated payment it shows the current loan features only.

Reviewer Comment (2025-02-10): Please provide updated unsigned final 1003 with the "Uniform Residential Loan Application - Lender Loan Information" reflecting the corrected payment and loan terms in section L3 - Mortgage Information. 1008 received.

Seller Comment (2025-02-04): (Rate Lock) The qualifying payment has been updated based on rate and amortizing term.

Coborrower's income was updated including additional acceptable income deposits based on the business narrative and deposit cash flow.

Updated 1008 and income worksheet is attached. 1003 will not reflect the updated payment it shows the current loan features only.
																			XXXX 12:35:07 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113025	XXXX	XXXX	XXXX	XXXX 4:31:37 PM	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	General Ability-to-Repay requirements not satisfied.				Reviewer Comment (2025-02-03): Documents received, system cleared	XXXX 1:49:39 PM			1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113025	XXXX	XXXX	XXXX	XXXX 12:40:46 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX					Reviewer Comment (2025-02-20): PDI after Declaration date but pre-end date.	XXXX 12:44:17 PM			1		A		A		A		A		A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112814	XXXX	XXXX	XXXX	XXXX 5:23:36 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. An Appraisal Re-Inspection Fee of XXXX was added without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-01-13): XXXX received a valid COC. Reviewer Comment (2025-01-10): XXXX received COC dated XXXX which is already in file. However, the reason for adding the fee was not provided on COC. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs.	XXXX 11:24:45 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112814	XXXX	XXXX	XXXX	XXXX 5:23:36 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Appraisal Fee. The Appraisal Fee increased to XXXX without a valid change of circumstance.Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-03-06): XXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2025-02-10): XXXX received PCCD, LOE, Refund Check and Proof of Mailing. USPS tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure.

Reviewer Comment (2025-01-31): XXXX Received Processor Certification stating XXXX used higher fees than what had been disclosed is not sufficient reason for increased of Appraisal fee. In order to determine if the changed circumstance is valid more information is necessary on reason fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Reviewer Comment (2025-01-21): XXXX received appraisal invoice which is not sufficient to show the change in property type. Please provide additional information as when lender has become aware of the change of property type and supporting document to verify the property type disclosed initially or cure will be required.

Reviewer Comment (2025-01-17): XXXX received LOX for rebuttal response indicates that the consumer requested the update to PUD. But there seems to be no supporting document in the loan file for the borrower request to change. Please provide documentation of borrower requested change and it should include the date of the borrower's change request and be documented in writing through copy of borrower emails, Communication log or screenshot of LO notes in LOX, etc. Otherwise cure is required to borrower.

Reviewer Comment (2025-01-13): XXXX received COC which states the property type changed to PUD. However, we would require supporting documents that when did the lender became aware that the property type should be changed. Kindly provide supporting documents for the change of property type.

Reviewer Comment (2025-01-10): XXXX received COC dated XXXX which is already in file. The reason for adding the fee is 'changed to PUD'. However, the reason provided is not sufficient. Please provide additional information as when lender has become aware of the change of property type and supporting document to verify the property type disclosed initially or cure will be required.
																				XXXX 6:42:22 AM		2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112814	XXXX	XXXX	XXXX	XXXX 5:23:36 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (75197)	Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-01-10): XXXX received corrected PCCD and LOE moving the title - Recording fee from section B to C.	XXXX 1:26:31 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112788	XXXX	XXXX	XXXX	XXXX 3:44:29 PM	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX	Condo warrantable document missing in loan file.				Reviewer Comment (2025-02-03): Full condo reviewed and cleared. Exception cleared	XXXX 1:31:12 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112788	XXXX	XXXX	XXXX	XXXX 12:23:21 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX P&L Statement	The loan file is missing YTD earnings documented to support the ongoing receipt of income showing on the 1099s.				Reviewer Comment (2025-02-18): XXXX provided. Seller Comment (2025-02-18): (Rate Lock) This is a 1099 loan, P&L is not required, XXXX is evidence of YTD earnings as loan closed within age of document requirements. Please clear Reviewer Comment (2025-02-13): Please provide P&L for YTD earnings, Exception remains.	XXXX 5:51:21 PM			1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112981	XXXX	XXXX	XXXX	XXXX 4:20:12 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Verification Fee. A Verification Fee of XXXX was added without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-01-31): XXXX received a valid COC. Seller Comment (2025-01-30): (Rate Lock) CIC provided, verification fee was re-disclosed within 3 days of initial LE no cure needed	XXXX 1:04:07 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112981	XXXX	XXXX	XXXX	XXXX 4:20:12 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Appraisal Fee. The Appraisal Fee increased to XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-02-24): XXXX received valid COC document dated XXXX

Seller Comment (2025-02-21): (Rate Lock) Cert provided showing due to needing to re-schedule.

Reviewer Comment (2025-02-21): XXXX received LOE, however we require additional information on timeline when lender became aware of the change and reason why the XXXX was changed. Please provide additional sufficient information or cure would be required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Seller Comment (2025-02-20): (Rate Lock) The LOE states we went with a different appraiser, therefor the fee is subject to change. As we did so within the 3 day window of the initial LE, with a compliant CIC this is valid.

Reviewer Comment (2025-02-19): XXXX received LOE, but it does not give sufficient information on why the appraisal fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increased and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Seller Comment (2025-02-18): (Rate Lock) Processor cert provided

Reviewer Comment (2025-02-14): XXXX A Higher amount disclosed on Invoice is not acceptable reason to increase Appraisal fee. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2025-02-13): (Rate Lock) It was determined the max amount from the invoice was charged. SInce this was re-disclosed within 3 days of the ILE this is a valid change and no cure is needed. Please clear or escalate.

Reviewer Comment (2025-02-06): XXXX received rebuttal, however received invoice is not valid reason for increase of appraisal fee. Please provide valid COC with sufficient information on why the fee was increased. A valid Changed Circumstance or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Seller Comment (2025-02-05): (Rate Lock) The corrected fee was re-disclosed within the 3 day period of the initial LE. This is valid as it was re-disclosed within the correct timeframe. Please clear.

Reviewer Comment (2025-02-04): XXXX Received Invoice is not acceptable, Any fee increased should be supported by the valid reason. Appraisal fee charged as per invoice is not a valid reason. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2025-02-02): (Rate Lock) Invoice provided; this is a valid CIC as the reasoning is due to the change in appraisal fee and is compliant. Please clear or escalate.

Reviewer Comment (2025-01-31): XXXX received COC dated XXXX stating Appraisal fee updated. However, we would require additional information as to why the Appraisal fee were increased on LE dated XXXX for XXXX or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Seller Comment (2025-01-30): (Rate Lock) CIC provided; lender was made aware the appraisal fee increased on XXXX and was disclosed within the 3 day compliance frame. No cure is needed
																			XXXX 6:39:16 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113018	XXXX	XXXX	XXXX	XXXX 5:23:43 PM	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary					Reviewer Comment (2025-01-10): Final title provided.	XXXX 5:26:27 PM			1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase		B	A	B	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113018	XXXX	XXXX	XXXX	XXXX 5:23:43 PM	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2025-01-10): Final title provided.	XXXX 5:26:41 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		B	A	B	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113018	XXXX	XXXX	XXXX	XXXX 5:23:43 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Verification of appraisal was delivered to borrower not provided in file.				Reviewer Comment (2025-01-10): Delivery provided.	XXXX 5:29:00 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		B	A	B	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112827	XXXX	XXXX	XXXX	XXXX 4:13:54 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower is living rent free on a cash out refinance which is ineligible per guidelines.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum. The qualifying DSCR on the loan is greater than the guideline minimum.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The DSCR of 1.13 is greater than the minimum required DSCR of 1.00. The DSCR of 1.18 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (2025-03-03): Lender Exception with Compensating Factors provided. Seller Comment (2025-02-28): (Rate Lock) Exception was approved for this please review			XXXX 10:40:24 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112827	XXXX	XXXX	XXXX	XXXX 4:13:54 PM	Credit	Business Purpose	General	Business Purpose	Open Tradeline requirement not met.	Credit Report: Original // Borrower: XXXX XXXX Borrower has 2 Open Tradelines which is less than the minimum required by guidelines.	The Borrower does not meet the tradeline requirements. Guidelines require 3 reporting for 12 months, 2 for 14 months or 1 36 month installment/mortgage account.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The DSCR of 1.13 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (2025-02-27): Lender exception with compensating factors.			XXXX 12:01:07 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112827	XXXX	XXXX	XXXX	XXXX 4:13:54 PM	Credit	Credit	Credit Eligibility	Credit	Active Tradeline requirement not met.	Credit Report: Original // Borrower: XXXX XXXX Borrower has 1 Active Tradelines which is less than the minimum required by guidelines.	The Borrower does not meet the tradeline requirements. Guidelines require 3 reporting for 12 months, 2 for 14 months or 1 36 month installment/mortgage account.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The DSCR of 1.13 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (2025-02-27): Lender exception with compensating factors.			XXXX 12:01:17 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112827	XXXX	XXXX	XXXX	XXXX 4:13:54 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file documents mortgage delinquency: 0x30x12, 2x30x24, 1x150x36. NOD Lis Pendens filed XXXX within 2 years of application date. Released XXXX.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The DSCR of 1.13 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (2025-02-27): Lender exception with compensating factors.			XXXX 12:01:29 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112827	XXXX	XXXX	XXXX	XXXX 4:13:54 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrower did not sign as an individual on the Note and DOT as required by guidelines.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum. The qualifying DSCR on the loan is greater than the guideline minimum.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The DSCR of 1.13 is greater than the minimum required DSCR of 1.00. The DSCR of 1.18 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (2025-03-03): Lender Exception with Compensating Factors provided. Seller Comment (2025-03-03): (Rate Lock) added to exception Seller Comment (2025-02-28): (Rate Lock) Borrower signed per updated guidelines, please review			XXXX 10:36:43 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112921	XXXX	XXXX	XXXX	XXXX 5:08:00 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX				Reviewer Comment (2025-02-18): PDI provided. Seller Comment (2025-02-11): (Rate Lock) PDI provided	XXXX 5:36:25 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112813	XXXX	XXXX	XXXX	XXXX 4:20:12 PM	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The loan file does not document the Borrower's ownership percentage in the business that funds were used for closing/reserves.				Reviewer Comment (2025-01-31): Initial package provided evidence of access of letter. Exception cleared. Seller Comment (2025-01-30): (Rate Lock) Access letter provided	XXXX 10:43:08 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112813	XXXX	XXXX	XXXX	XXXX 4:20:12 PM	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2025-02-06): Documents received, system cleared. Seller Comment (2025-01-31): (Rate Lock) 1008 provided	XXXX 5:12:16 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112966	XXXX	XXXX	XXXX	XXXX 6:11:48 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2025-01-16): XXXX received Detailed LOX, Proof of Delivery and Copy of Refund Check resulting in a cured the exception.		XXXX 6:52:48 AM		2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112966	XXXX	XXXX	XXXX	XXXX 11:04:59 AM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX					Reviewer Comment (2025-02-21): Lender elects to clear exception with inspection prior to end date.	XXXX 5:15:01 PM			1		A		A		A		A		A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112864	XXXX	XXXX	XXXX	XXXX 4:31:37 PM	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is not provided.				Reviewer Comment (2025-02-03): E-Sign Consent Agreement received and updated Seller Comment (2025-01-31): (Rate Lock) Doc provided	XXXX 2:26:38 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112864	XXXX	XXXX	XXXX	XXXX 4:31:37 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX	Property is located in a FEMA disaster that does not have a declared end date.				Reviewer Comment (2025-02-21): Lender elects to clear exception with inspection prior to end date.	XXXX 5:16:56 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112864	XXXX	XXXX	XXXX	XXXX 4:31:37 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property reflects an unpermitted addition, per guides additions without permits are considered on an exception basis.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-24): Lender exception with compensating factors.			XXXX 9:55:09 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112790	XXXX	XXXX	XXXX	XXXX 4:14:30 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.86 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.86 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00 required for a first time investor.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guideline minimum by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-01-31): Lender exception with compensating factors.			XXXX 12:04:41 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112797	XXXX	XXXX	XXXX	XXXX 5:08:00 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.90 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio of 0.90 does not meet Guidelines minimum Debt Service Coverage Ratio of 1.00.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Credit score exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-01-14): Lender exception with compensating factors.			XXXX 11:53:53 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112797	XXXX	XXXX	XXXX	XXXX 5:08:00 PM	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2025-01-25): Lender reviewed items, comments on 1008. Seller Comment (2025-01-17): (Rate Lock) 1008 provided	XXXX 11:17:44 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113022	XXXX	XXXX	XXXX	XXXX 2:36:20 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2025-01-14): Delivery provided.	XXXX 4:40:01 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113022	XXXX	XXXX	XXXX	XXXX 4:41:27 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX					Reviewer Comment (2025-02-10): PDI provided date after disaster declaration.	XXXX 11:28:21 AM			1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113012	XXXX	XXXX	XXXX	XXXX 4:26:18 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX	The property is located in a FEMA disaster area. Provided a post-disaster inspection verifying there was no damage. The inspection must included exterior photos and the property must be re-inspected.				Reviewer Comment (2025-02-10): PDI provided date after disaster declaration.	XXXX 11:25:49 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113012	XXXX	XXXX	XXXX	XXXX 4:26:18 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Appraisal report dated XXXX missing evidence of receipt.				Reviewer Comment (2025-01-23): Delivery provided, system cleared.	XXXX 3:23:00 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112789	XXXX	XXXX	XXXX	XXXX 3:11:03 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property is using leaseback rent from the builder which is ineligible per guidelines.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. FICO of 698 is 39 points > the guideline minimum. Housing history - B1 - previously free and clear, B2 - 0X30X12, B3 - 0X30X12.	XXXX	Reviewer Comment (2025-02-06): Lender Exception with Compensating Factors. Seller Comment (2025-01-30): (Rate Lock) exception provided Reviewer Comment (2025-01-16): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception as loan requires 9 months reserves and reserves is a comp factor.			XXXX 3:51:49 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112789	XXXX	XXXX	XXXX	XXXX 3:11:03 PM	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided	The loan file does not document the Borrowers' ownership percentage in the entity that business funds were used for closing/reserves.	Reviewer Comment (2025-03-23): Operating agreement provided

Seller Comment (2025-03-20): (Rate Lock) Proof all borrowers are members per OA

Reviewer Comment (2025-02-24): Managers are appointed by members and does not constitute ownership. The document does not reflect Borrower is a member & manager only a manager. Exception remains.

Seller Comment (2025-02-20): (Rate Lock) The formation cert states 'shall be manager managed' therefore they take the responsibility of members, and the borrowers totality of ownership is 100%.

Reviewer Comment (2025-02-18): Documentation provided only lists borrowers as managers not as members. Managers can be appointed by owners (members). Guidelines require verification of ownership of business when business accounts are used.

Seller Comment (2025-02-09): (Rate Lock) This is not needed as they are the only ones listed, and all are borrowers to the loan. Therefore no OA needed as 100% of this business are borrowers to the loan.

Reviewer Comment (2025-02-06): Even though all three borrowers are listed as managers on Articles of Origination does not mean they are equal owners of LLC.  Still need Operating agreement or other third party document verifying ownership percentage of all three borrowers.

Seller Comment (2025-02-03): (Rate Lock) The document provided shows all borrowers as managers, and the business is manager managed. Since they are all borrowers to the loan, the ownership % does not matter as they are all on the signed loan documents and have total complete ownership of the company overall.

Reviewer Comment (2025-01-31): Please provide signed and dated operating agreement with percentage of ownership for all 3 members. Exception remains.

Seller Comment (2025-01-30): (Rate Lock) Not needed, as the OA states the LLC is managed my managers, and the 3 borrowers are the only ones listed. They are the only ones with ownership and are all borrowers to this loan.

Reviewer Comment (2025-01-22): Ownership of % not provided for guarantors signed on note document. Require operating agreement with percentage of ownership for all 3 members. Exception remains.

Seller Comment (2025-01-17): (Rate Lock) This is not needed as all 3 owners are borrowers on the file per the OA.
																			XXXX 8:35:12 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112801	XXXX	XXXX	XXXX	XXXX 4:17:38 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 64.98000% exceeds Guideline loan to value percentage of 60.00000%.	Properties listed for sale within the past 12 months the max LTV is 60%. Property was listed for sale on XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-01-27): Lender exception with compensating factors.			XXXX 8:56:11 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112801	XXXX	XXXX	XXXX	XXXX 4:17:38 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 64.98000% exceeds Guideline combined loan to value percentage of 60.00000%.	Properties listed for sale within the past 12 months the max LTV is 60%. Property was listed for sale on XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-01-27): Lender exception with compensating factors.			XXXX 9:07:49 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112780	XXXX	XXXX	XXXX	XXXX 1:23:23 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report is missing in file.				Reviewer Comment (2025-02-20): Fraud Report document received and associated. Exception Cleared. Seller Comment (2025-02-19): XXXX attached/uploaded.	XXXX 1:24:28 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112780	XXXX	XXXX	XXXX	XXXX 1:23:23 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Verification of appraisal was delivered to borrower not provided in file.				Reviewer Comment (2025-02-21): Waiver received. Cleared. Seller Comment (2025-02-19): Please see attached/uploaded document of borrower waiving timing requirements for appraisals.	XXXX 6:47:30 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112780	XXXX	XXXX	XXXX	XXXX 6:47:30 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Provide evidence the borrower received a copy of the appraisal report at closing. Waiver in file.				Reviewer Comment (2025-02-27): Receipt of appraisal delivery provided exception cleared. Seller Comment (2025-02-25): Please see attached Loan Summary Report confirming electronic valuation delivery to borrower on XXXX and borrower receipt XXXX (see bottom page 1). Loan closed XXXX.	XXXX 11:46:45 AM			1		A		A		A		A		A	XXXX	XXXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112784	XXXX	XXXX	XXXX	XXXX 5:23:36 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX, XXXXXXXX HOA Verification	The loan file does not document whether the REO property includes HOA dues.				Reviewer Comment (2025-01-17): Exception cleared. Received HOA verification documents and updated correctly. Reviewer Comment (2025-01-13): Please provide HOA verification document, Exception remains.	XXXX 12:45:11 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112784	XXXX	XXXX	XXXX	XXXX 5:23:36 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file demonstrates declining income of 70% for the past six months. Borrower is in the filed of litigation and it can take months for cases to resolve. It is not uncommon to see income fluctuations in the year. However, a 12 month analysis is an accurate depiction of earnings.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous Miscellaneous	Time on job for Borrower 5 + years. FICO 724. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-01-07): Lender exception with compensating factors.			XXXX 10:16:40 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112784	XXXX	XXXX	XXXX	XXXX 5:23:36 PM	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2025-01-21): 1008 reflects no matches for alerts on fraud report.	XXXX 5:36:46 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112784	XXXX	XXXX	XXXX	XXXX 2:44:57 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX	The property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XXXX declared end date.				Reviewer Comment (2025-02-21): Lender elects to clear exception with inspection prior to end date.	XXXX 5:21:17 PM			1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112824	XXXX	XXXX	XXXX	XXXX 1:39:33 PM	Credit	Credit	Credit Documentation	Guideline	The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.	File is missing 12 month's rent payment history / VOR from professional management company.	Reviewer Comment (2025-03-25): Exception cleared - Received credit supplement for the verification of rent and updated clarity.

Seller Comment (2025-03-22): (Rate Lock) VOR Provided

Reviewer Comment (2025-03-07): Documents provided are receipts and not canceled checks. Amounts vary and are not consistent. Please provide Credit report supplement adding rental rating, 12 months of canceled checks or bank statements supporting consistent payments, or management company VOR.

Seller Comment (2025-03-05): (Rate Lock) Request to waive -Borrower was overqualified using XXXX0/mo rent liability. Bank statements showing XXXX0 and XXXX0 which is LESS than what was used for qualifying liability and would only positively affect ratios. Also note, this is a primary purchase.

Reviewer Comment (2025-02-27): Exception remains as per the final 1003 the monthly rent is of XXXX0, however borrower is paying monthly rental of XXXX0 from XXXX As the monthly rent amount is not matching with the pay history provided would require lease agreement or letter of explanation to confirm the same.

Seller Comment (2025-02-25): (Rate Lock) Payment history provided
																			XXXX 1:24:52 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112824	XXXX	XXXX	XXXX	XXXX 1:39:33 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Appraisal report is missing evidence of receipt. Borrower did not acknowledge if appraisal was received three days prior to closing at the time of closing.	Reviewer Comment (2025-02-03): Delivery provided, system cleared.

Seller Comment (2025-01-27): (Rate Lock) Proof provided

Reviewer Comment (2025-01-23): Received document delivery Status does not specify clearly the hard copy sent was of Appraisal or some other document. Exception remains

Seller Comment (2025-01-21): (Rate Lock) It literally states 'Hard Copy has been sent. Please clear.

Reviewer Comment (2025-01-17): Exception remains. Document Delivery Status does not confirm the hard copy of Appraisal has been sent.  Still need the proof of Appraisal delivered to borrower 3 business days prior to Note date.

Seller Comment (2025-01-14): (Rate Lock) This confirms they were mailed to the borrower XXXX and is a compliant way to send. This is sufficient to clear this condition.

Reviewer Comment (2025-01-08): Provided document does not verified appraisal document delivered. Exception remains.

Seller Comment (2025-01-05): (Rate Lock) Proof of appraisal receipt provided
																			XXXX 2:08:54 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112824	XXXX	XXXX	XXXX	XXXX 1:39:33 PM	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.96215% or Final Disclosure APR of 8.97600% is equal to or greater than the threshold of APOR 6.69% + 1.5%, or 8.19000%. Non-Compliant Higher Priced Mortgage Loan.	APR on subject loan of 8.96215% or Final Disclosure APR of 8.97600% is equal to or greater than the threshold of APOR 6.69% + 1.5%, or 8.19000%. Non-Compliant Higher Priced Mortgage Loan.	Reviewer Comment (2025-02-03): Delivery provided, system cleared.

Seller Comment (2025-01-27): (Rate Lock) Proof provided

Reviewer Comment (2025-01-23): Received document delivery Status does not specify clearly the hard copy sent was of Appraisal or some other document. Exception remains

Seller Comment (2025-01-21): (Rate Lock) It literally states 'Hard Copy has been sent. Please clear.

Seller Comment (2025-01-14): (Rate Lock) This confirms they were mailed to the borrower XXXX and is a compliant way to send. This is sufficient to clear this condition.

Reviewer Comment (2025-01-08): Provided document does not verified appraisal document delivered. Exception remains.

Seller Comment (2025-01-05): (Rate Lock) Proof of appraisal receipt provided
																			XXXX 2:08:54 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112824	XXXX	XXXX	XXXX	XXXX 1:39:33 PM	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Appraisal report is missing evidence of receipt. Borrower did not acknowledge if appraisal was received three days prior to closing at the time of closing.	Reviewer Comment (2025-02-03): Delivery provided, system cleared.

Seller Comment (2025-01-27): (Rate Lock) Proof provided

Reviewer Comment (2025-01-23): Received document delivery Status does not specify clearly the hard copy sent was of Appraisal or some other document. Exception remains

Seller Comment (2025-01-21): (Rate Lock) It literally states 'Hard Copy has been sent. Please clear.

Reviewer Comment (2025-01-17): Exception remains. Document Delivery Status does not confirm the hard copy of Appraisal has been sent.  Still need the proof of Appraisal delivered to borrower 3 business days prior to Note date.

Seller Comment (2025-01-14): (Rate Lock) This confirms they were mailed to the borrower XXXX and is a compliant way to send. This is sufficient to clear this condition.

Reviewer Comment (2025-01-08): Provided document does not verified appraisal document delivered. Exception remains.

Seller Comment (2025-01-05): (Rate Lock) Proof of appraisal receipt provided
																			XXXX 2:08:54 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113007	XXXX	XXXX	XXXX	XXXX 3:57:03 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The approval in file reflects loan was approved with expanded DSCR guidelines dated XXXX however, most recent guidelines provided are dated XXXX				Reviewer Comment (2025-01-21): Guidelines received, exception cleared. Reviewer Comment (2025-01-21): Please email updated guidelines to XXXX or XXXX.	XXXX 1:07:22 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112781	XXXX	XXXX	XXXX	XXXX 4:24:38 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX				Reviewer Comment (2025-02-21): Lender elects to clear exception with inspection prior to end date.	XXXX 5:18:45 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113035	XXXX	XXXX	XXXX	XXXX 5:37:13 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)					Reviewer Comment (2025-02-02): Delivery provided, system cleared. Seller Comment (2025-01-27): (Rate Lock) XXXXed by the borrower - see attached Reviewer Comment (2025-01-23): No documentation for appraisal delivery was provided.	XXXX 6:16:21 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113035	XXXX	XXXX	XXXX	XXXX 5:37:13 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not document the Borrower's ownership percentage in the business used for income qualification.	Reviewer Comment (2025-02-26): All documents provided, list the borrower in all positions in the company, they have provided the company's business bank statements, the borrower provided an loe that they have always been a sole owner and member of the business and that there are no other managers, owners or members. This is consistent with the documentation provided.

Reviewer Comment (2025-02-17): Provided documentation reflects Borrower as XXXX and XXXX but not as a member. XXXX and XXXX positions can be delegated by the owner to others. Guidelines require ownership to be documented via CPA letter, Operating agreement or equivalent.

Seller Comment (2025-02-17): (Rate Lock) We are requesting that this finding be escalated and removed as borrower is the only party associated with XXXX LLC as supported with the SOS documentation prior to close. Borrower is sole owner with no prior Operating agreement as a sole member LLC. Business is a XXXX and not a large entity. There are no additional documents to provide for shares; as being XXXX and XXXX is the sole ownership in this case. LOE is attached with further explanation from the borrower.
																			XXXX 2:16:11 PM			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113035	XXXX	XXXX	XXXX	XXXX 5:37:13 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not document the Borrower's ownership percentage in the business used for income qualification.	Reviewer Comment (2025-02-26): All documents provided, list the borrower in all positions in the company, they have provided the company's business bank statements, the borrower provided an loe that they have always been a sole owner and member of the business and that there are no other managers, owners or members. This is consistent with the documentation provided.

Reviewer Comment (2025-02-17): Provided documentation reflects Borrower as XXXX and XXXX but not as a member. XXXX and XXXX positions can be delegated by the owner to others. Guidelines require ownership to be documented via CPA letter, Operating agreement or equivalent.

Seller Comment (2025-02-17): (Rate Lock) We are requesting that this finding be escalated and removed as borrower is the only party associated with XXXX LLC as supported with the SOS documentation prior to close. Borrower is sole owner with no prior Operating agreement as a sole member LLC. Business is a XXXX and not a large entity. There are no additional documents to provide for shares; as being XXXX and XXXX is the sole ownership in this case. LOE is attached with further explanation from the borrower.
																			XXXX 2:15:30 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113035	XXXX	XXXX	XXXX	XXXX 5:37:13 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not document the Borrower's ownership percentage in the business used for income qualification.	Reviewer Comment (2025-02-26): All documents provided, list the borrower in all positions in the company, they have provided the company's business bank statements, the borrower provided an loe that they have always been a sole owner and member of the business and that there are no other managers, owners or members. This is consistent with the documentation provided.

Reviewer Comment (2025-02-17): Provided documentation reflects Borrower as XXXX and XXXX but not as a member. XXXX and XXXX positions can be delegated by the owner to others. Guidelines require ownership to be documented via CPA letter, Operating agreement or equivalent.

Seller Comment (2025-02-17): (Rate Lock) We are requesting that this finding be escalated and removed as borrower is the only party associated with XXXX LLC as supported with the SOS documentation prior to close. Borrower is sole owner with no prior Operating agreement as a sole member LLC. Business is a XXXX and not a large entity. There are no additional documents to provide for shares; as being XXXX and XXXX is the sole ownership in this case. LOE is attached with further explanation from the borrower.

Reviewer Comment (2025-01-23): Document provided appears to be completed by the loan processor. Guidelines require verification via a CPA letter , operating agreement or equivalent.
																			XXXX 2:16:11 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113035	XXXX	XXXX	XXXX	XXXX 5:37:13 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The loan file does not document the Borrower's ownership percentage in the business used for income qualification.	Reviewer Comment (2025-02-26): All documents provided, list the borrower in all positions in the company, they have provided the company's business bank statements, the borrower provided an loe that they have always been a sole owner and member of the business and that there are no other managers, owners or members. This is consistent with the documentation provided.

Reviewer Comment (2025-02-17): Provided documentation reflects Borrower as XXXX and XXXX but not as a member. XXXX and XXXX positions can be delegated by the owner to others. Guidelines require ownership to be documented via CPA letter, Operating agreement or equivalent.

Seller Comment (2025-02-17): (Rate Lock) We are requesting that this finding be escalated and removed as borrower is the only party associated with XXXX LLC as supported with the SOS documentation prior to close. Borrower is sole owner with no prior Operating agreement as a sole member LLC. Business is a XXXX and not a large entity. There are no additional documents to provide for shares; as being XXXX and XXXX is the sole ownership in this case. LOE is attached with further explanation from the borrower.

Reviewer Comment (2025-01-23): Document provided appears to be completed by the loan processor. Guidelines require verification via a CPA letter , operating agreement or equivalent.
																			XXXX 2:12:32 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113010	XXXX	XXXX	XXXX	XXXX 5:37:13 PM	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2025-01-26): Documents received, system cleared.	XXXX 9:23:15 AM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113010	XXXX	XXXX	XXXX	XXXX 5:37:13 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Qualification method choose does not reflect ATR requirements. I/O payment can not be used to meet ATR.				Reviewer Comment (2025-02-05): Documents received, system cleared Reviewer Comment (2025-01-28): 1003 does not reflect updated payment. Reviewer Comment (2025-01-26): 1008 received. Please provide the 1003 with updated payment.	XXXX 10:43:23 AM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113010	XXXX	XXXX	XXXX	XXXX 5:37:13 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Final closing disclosure does not specify reason for waiving escrows on page 5.				Reviewer Comment (2025-01-20): XXXX received Letter of Explanation & Corrected Closing Disclosure.		XXXX 11:37:15 PM		2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113029	XXXX	XXXX	XXXX	XXXX 4:37:59 PM	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Hazard policy for subject not found in file.				Reviewer Comment (2025-02-18): HOI provided, exception cleared.	XXXX 4:51:36 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113029	XXXX	XXXX	XXXX	XXXX 4:37:59 PM	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003						Reviewer Comment (2025-02-18): 1003 provided, exception cleared.	XXXX 4:52:02 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113029	XXXX	XXXX	XXXX	XXXX 4:37:59 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Loan file does not contain evidence of borrower's receipt of the appraisal.				Reviewer Comment (2025-02-18): Delivery provided, system cleared.	XXXX 4:50:53 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113029	XXXX	XXXX	XXXX	XXXX 4:37:59 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:XXXX/XXXX)	Loan file does not contain evidence of borrower's receipt of the appraisal.				Reviewer Comment (2025-02-18): Delivery provided, system cleared.	XXXX 4:50:53 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112798	XXXX	XXXX	XXXX	XXXX 5:37:13 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Corporate Resolution is missing in file.				Reviewer Comment (2025-01-22): Operating agreement does clearly identify the powers of the managing partners. Operating agreement associated as corporate resolution. Exception cleared.	XXXX 1:10:55 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112798	XXXX	XXXX	XXXX	XXXX 5:37:13 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Borrower does not meet 5 year credit history.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Miscellaneous Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO 735. Low credit utilization- XXXX credit balances, credit open since 2022, 0x30x12 Clean Mortgage history. 0x30x12	XXXX	Reviewer Comment (2025-03-06): Lender Exception with Compensating Factors provided.

Reviewer Comment (2025-02-05): Updated comp factors not present please provide for consideration of downgrading/waiving exception.

Seller Comment (2025-01-30): (Rate Lock) Exception and comp factors updated please review

Reviewer Comment (2025-01-26): Cannot use rent payment as CF as it does not have canceled checks to support. 5 layered exceptions and only 2 CF. CF support how they will support repayment of the loan required.

Seller Comment (2025-01-21): (Rate Lock) Updated comp factors added to exception, please review

Reviewer Comment (2025-01-15): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception.
																					XXXX 2:33:25 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112798	XXXX	XXXX	XXXX	XXXX 5:37:13 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Using market rent of XXXX to figure DSCR instead of lease XXXX reflected in lease agreement.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Miscellaneous Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO 735. Low credit utilization- XXXX credit balances, credit open since 2022, 0x30x12 Clean Mortgage history. 0x30x12	XXXX	Reviewer Comment (2025-03-06): Lender Exception with Compensating Factors provided.

Reviewer Comment (2025-02-05): Updated comp factors not present please provide for consideration of downgrading/waiving exception.

Seller Comment (2025-01-30): (Rate Lock) Exception and comp factors updated please review

Reviewer Comment (2025-01-26): Cannot use rent payment as CF as it does not have canceled checks to support. 5 layered exceptions and only 2 CF. CF support how they will support repayment of the loan required.

Seller Comment (2025-01-21): (Rate Lock) Updated comp factors added to exception, please review

Reviewer Comment (2025-01-15): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception.
																					XXXX 2:34:13 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112798	XXXX	XXXX	XXXX	XXXX 5:37:13 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 60.00000%.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 75.00000%.*** UPDATE XXXX - Lender requesting to use current value in place of listing price for LTV.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Miscellaneous Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO 735. Low credit utilization- XXXX credit balances, credit open since 2022, 0x30x12 Clean Mortgage history. 0x30x12	XXXX	Reviewer Comment (2025-03-06): Lender Exception with Compensating Factors provided.

Reviewer Comment (2025-03-06): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Calculated loan to value percentage of 97.63314% exceeds Guideline loan to value percentage of 60.00000%.

Reviewer Comment (2025-02-13): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Calculated loan to value percentage of 97.63314% exceeds Guideline loan to value percentage of 65.00000%.

Reviewer Comment (2025-02-13): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 65.00000%.

Reviewer Comment (2025-02-05): Updated comp factors not present please provide for consideration of downgrading/waiving exception.

Seller Comment (2025-01-30): (Rate Lock) Exception and comp factors updated please review

Reviewer Comment (2025-01-26): Cannot use rent payment as CF as it does not have canceled checks to support. 5 layered exceptions and only 2 CF. CF support how they will support repayment of the loan required.

Seller Comment (2025-01-21): (Rate Lock) Updated comp factors added to exception, please review

Reviewer Comment (2025-01-15): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception.
																					XXXX 2:50:48 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112798	XXXX	XXXX	XXXX	XXXX 5:37:13 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	VOR is completed by individual. Borrower pays cash for rent; therefore, unable to obtain cancelled checks or bank statements to support VOR,	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Miscellaneous Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO 735. Low credit utilization- XXXX credit balances, credit open since 2022, 0x30x12 Clean Mortgage history. 0x30x12	XXXX	Reviewer Comment (2025-03-06): Lender Exception with Compensating Factors provided.

Reviewer Comment (2025-02-05): Updated comp factors not present please provide for consideration of downgrading/waiving exception.

Seller Comment (2025-01-30): (Rate Lock) Exception and comp factors updated please review

Reviewer Comment (2025-01-26): Cannot use rent payment as CF as it does not have canceled checks to support. 5 layered exceptions and only 2 CF. CF support how they will support repayment of the loan required.

Seller Comment (2025-01-21): (Rate Lock) Updated comp factors added to exception, please review

Reviewer Comment (2025-01-15): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception.
																					XXXX 2:33:49 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112798	XXXX	XXXX	XXXX	XXXX 5:37:13 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 60.00000%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Miscellaneous Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO 735. Low credit utilization- XXXX credit balances, credit open since 2022, 0x30x12 Clean Mortgage history. 0x30x12	XXXX	Reviewer Comment (2025-03-06): Lender Exception with Compensating Factors provided.

Reviewer Comment (2025-03-06): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Calculated combined loan to value percentage of 97.63314% exceeds Guideline combined loan to value percentage of 60.00000%.

Reviewer Comment (2025-02-13): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Calculated combined loan to value percentage of 97.63314% exceeds Guideline combined loan to value percentage of 65.00000%.

Reviewer Comment (2025-02-13): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 65.00000%.

Reviewer Comment (2025-02-05): Updated comp factors not present please provide for consideration of downgrading/waiving exception.

Seller Comment (2025-01-30): (Rate Lock) Exception and comp factors updated please review

Reviewer Comment (2025-01-26): Cannot use rent payment as CF as it does not have canceled checks to support. 5 layered exceptions and only 2 CF. CF support how they will support repayment of the loan required.

Seller Comment (2025-01-21): (Rate Lock) Updated comp factors added to exception, please review

Reviewer Comment (2025-01-15): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception.
																					XXXX 2:51:00 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112798	XXXX	XXXX	XXXX	XXXX 2:12:09 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject listed for sale within the last 6 months when guidelines require the property to be off the market for 6 months.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Miscellaneous Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO 735. Low credit utilization- XXXX credit balances, credit open since 2022, 0x30x12 Clean Mortgage history. 0x30x12	XXXX	Reviewer Comment (2025-03-06): Lender Exception with Compensating Factors provided.			XXXX 2:34:01 PM	2		B		B		B		B		B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112986	XXXX	XXXX	XXXX	XXXX 5:08:00 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability to Repay – Bank Statement Guidelines Require 12 or more Months	Ability to Repay (Dodd-Frank 2014): Guidelines require 12 or more consecutive months bank statements. (XXXX,XXXX XXXX, LLC Dba XXXX/Bank Statements)					Reviewer Comment (2025-03-05): Documents received, system cleared.	XXXX 1:21:18 PM			1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112986	XXXX	XXXX	XXXX	XXXX 5:08:00 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The loan file does not document the Co Borrower's ownership percentage in the business entity used for income qualification.	Reviewer Comment (2025-02-28): Please provide updated 1003 and loan approval reflecting income for Borrower only.

Seller Comment (2025-02-26): (Rate Lock) Regardless of who owns what % the borrowers on the loan own 100%. Even if B1 owns 100% the income would still be qualified the same. Combined they own 100% of the company. Please clear.

Reviewer Comment (2025-02-25): Articles of organization reflect Borrower as owner however, income was divided at origination with Co Borrower receiving 50%. The loan file does not document the Co Borrower's percentage as documentation only reflects Borrower as owner.

Seller Comment (2025-02-24): (Rate Lock) No OA needed, as the document provided shows B1 as the only owner and therefores the borrowers would collectively own 100%

Reviewer Comment (2025-02-21): Mangers/Agents/XXXXs/XXXXs/VPs/Secretary/Treasurers are not required to be owners. With multiple individuals, percentage cannot be assumed, verification required of percentage of ownership via Operating Agreements.

Seller Comment (2025-02-21): (Rate Lock) The articles show the borrower as the owner; as they are both on the loan they own a combined 100% of the company
																			XXXX 2:02:16 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112986	XXXX	XXXX	XXXX	XXXX 5:08:00 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not document the Co Borrower's ownership percentage in the business entity used for income qualification.	Reviewer Comment (2025-03-05): Documents received, system cleared.

Seller Comment (2025-03-03): (Rate Lock) Provided

Reviewer Comment (2025-02-28): Please provide updated 1003 and loan approval reflecting income for Borrower only.

Seller Comment (2025-02-26): (Rate Lock) Regardless of who owns what % the borrowers on the loan own 100%. Even if B1 owns 100% the income would still be qualified the same. Combined they own 100% of the company. Please clear.

Reviewer Comment (2025-02-25): Articles of organization reflect Borrower as owner however, income was divided at origination with Co Borrower receiving 50%. The loan file does not document the Co Borrower's percentage as documentation only reflects Borrower as owner.

Seller Comment (2025-02-24): (Rate Lock) No OA needed, as the document provided shows B1 as the only owner and therefores the borrowers would collectively own 100%

Reviewer Comment (2025-02-21): Mangers/Agents/XXXXs/XXXXs/VPs/Secretary/Treasurers are not required to be owners. With multiple individuals, percentage cannot be assumed, verification required of percentage of ownership via Operating Agreements.

Seller Comment (2025-02-21): (Rate Lock) The articles show the borrower as the owner; as they are both on the loan they own a combined 100% of the company

Reviewer Comment (2025-02-10): XXXXs, Agents and Mangers can hold those titles without having any ownership interest. Percentage required.

Seller Comment (2025-02-04): (Rate Lock) THE XXXX SOS shows both borrowers as XXXXs with no other XXXXs. This indicates they own the business 50/50
																			XXXX 1:22:08 PM			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112986	XXXX	XXXX	XXXX	XXXX 5:08:00 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not document the Co Borrower's ownership percentage in the business entity used for income qualification.	Reviewer Comment (2025-03-05): Documents received, system cleared.

Seller Comment (2025-03-03): (Rate Lock) Provided

Reviewer Comment (2025-02-28): Please provide updated 1003 and loan approval reflecting income for Borrower only.

Seller Comment (2025-02-26): (Rate Lock) Regardless of who owns what % the borrowers on the loan own 100%. Even if B1 owns 100% the income would still be qualified the same. Combined they own 100% of the company. Please clear.

Reviewer Comment (2025-02-25): Articles of organization reflect Borrower as owner however, income was divided at origination with Co Borrower receiving 50%. The loan file does not document the Co Borrower's percentage as documentation only reflects Borrower as owner.

Seller Comment (2025-02-24): (Rate Lock) No OA needed, as the document provided shows B1 as the only owner and therefores the borrowers would collectively own 100%

Reviewer Comment (2025-02-21): Mangers/Agents/XXXXs/XXXXs/VPs/Secretary/Treasurers are not required to be owners. With multiple individuals, percentage cannot be assumed, verification required of percentage of ownership via Operating Agreements.

Seller Comment (2025-02-21): (Rate Lock) The articles show the borrower as the owner; as they are both on the loan they own a combined 100% of the company

Reviewer Comment (2025-02-10): XXXXs, Agents and Mangers can hold those titles without having any ownership interest. Percentage required.

Seller Comment (2025-02-04): (Rate Lock) THE XXXX SOS shows both borrowers as XXXXs with no other XXXXs. This indicates they own the business 50/50
																			XXXX 1:21:18 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112986	XXXX	XXXX	XXXX	XXXX 5:08:00 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not document the Co Borrower's ownership percentage in the business entity used for income qualification.	Reviewer Comment (2025-03-05): Documents received, system cleared.

Seller Comment (2025-03-03): (Rate Lock) Provided

Reviewer Comment (2025-02-28): Please provide updated 1003 and loan approval reflecting income for Borrower only.

Seller Comment (2025-02-26): (Rate Lock) Regardless of who owns what % the borrowers on the loan own 100%. Even if B1 owns 100% the income would still be qualified the same. Combined they own 100% of the company. Please clear.

Reviewer Comment (2025-02-25): Articles of organization reflect Borrower as owner however, income was divided at origination with Co Borrower receiving 50%. The loan file does not document the Co Borrower's percentage as documentation only reflects Borrower as owner.

Seller Comment (2025-02-24): (Rate Lock) No OA needed, as the document provided shows B1 as the only owner and therefores the borrowers would collectively own 100%

Reviewer Comment (2025-02-21): Mangers/Agents/XXXXs/XXXXs/VPs/Secretary/Treasurers are not required to be owners. With multiple individuals, percentage cannot be assumed, verification required of percentage of ownership via Operating Agreements.

Seller Comment (2025-02-21): (Rate Lock) The articles show the borrower as the owner; as they are both on the loan they own a combined 100% of the company

Reviewer Comment (2025-02-10): XXXXs, Agents and Mangers can hold those titles without having any ownership interest. Percentage required.

Seller Comment (2025-02-04): (Rate Lock) THE XXXX SOS shows both borrowers as XXXXs with no other XXXXs. This indicates they own the business 50/50
																			XXXX 1:22:08 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112986	XXXX	XXXX	XXXX	XXXX 5:08:00 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2025-02-05): Appraisal delivery receipt received which confirms appraisal report was sent to the borrower on XXXX. Exception cleared	XXXX 3:02:09 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112986	XXXX	XXXX	XXXX	XXXX 5:08:00 PM	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.66922% or Final Disclosure APR of 9.76300% is equal to or greater than the threshold of APOR 6.69% + 1.5%, or 8.19000%. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2025-02-05): Appraisal delivery receipt received which confirms appraisal report was sent to the borrower on XXXX. Exception cleared Seller Comment (2025-02-04): (Rate Lock) Doc provided showing borrower received the app on XXXX	XXXX 3:02:09 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112986	XXXX	XXXX	XXXX	XXXX 5:08:00 PM	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2025-02-10): Delivery provided. Cleared. Seller Comment (2025-02-07): (Rate Lock) Exception is still open as EV3, please downgrade and clear. Seller Comment (2025-02-04): (Rate Lock) Doc provided showing borrower received the app on XXXX	XXXX 3:43:50 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112786	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX, XXXXXXXX Insurance Verification, Statement, Tax Verification	The statement for the XXXX XXXX property is missing from the file.				Reviewer Comment (2025-02-13): Exception Cleared - Received Closing Disclosure for REO property XXXX XXXX XXXXXXXX, XXXX associated the same and data updated as per provided documents. Reviewer Comment (2025-02-13): cleared by error, re-opening to add comments	XXXX 2:31:05 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A	C	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112786	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Account Statements - Business	Guidelines require bank statement dated within 45 days of the application date for bank statement program. The most recent statement is dated XXXX. The XXXX statement is required and missing from the file.				Reviewer Comment (2025-02-13): Exception Cleared - Received Bank Statement for month of XXXX for bank statement income 12 months bank statement received associated the same and data updated as per provided documents.	XXXX 1:50:23 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A	C	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112786	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided		Guidelines require bank statement dated within 45 days of the application date for bank statement program. The most recent statement is dated XXXX. The XXXX statement is required and missing from the file.				Reviewer Comment (2025-02-13): Exception Cleared - Received Bank Statement for month of XXXX for bank statement income 12 months bank statement received associated the same and data updated as per provided documents.	XXXX 1:57:00 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A	C	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112786	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income Data was not provided	Income Source and Qualifying Monthly Income Amount are required. (XXXX,XXXX XXXXern XXXX/Wages)	Guidelines require bank statement dated within 45 days of the application date for bank statement program. The most recent statement is dated XXXX. The XXXX statement is required and missing from the file.				Reviewer Comment (2025-02-13): Exception Cleared - Received Bank Statement for month of XXXX for bank statement income 12 months bank statement received associated the same and data updated as per provided documents.	XXXX 1:55:46 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A	C	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112786	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 66.63283% exceeds Guideline total debt ratio of 55.00000%.	The XXXX statement is required and missing from the file. The income calculation including XXXX was less than origination which resulted in a DTI exceeding the guideline maximum of 55%.				Reviewer Comment (2025-02-17): Exception cleared. Updated REO details and liabilities correctly. Reviewer Comment (2025-02-13): Exception Remains - Considered primary REO expenses (XXXX XXXX XXXX XXXXXXXX) in DTI calculation due to which DTI exceeds, Required revised 1003 with primary property expenses included in DTI.	XXXX 12:57:12 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A	C	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112786	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Credit	Income	Income Error	Income	The total of Statement Period Months entered is less than the Qualifying Method entered of Most Recent 12 months.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Bank Statements / Start Date: XXXX Statement Period Months provided: 11,	File is missing the most recent statement dated within 45 days of the application as required per the guidelines.				Reviewer Comment (2025-02-13): Exception Cleared - Received Bank Statement for month of XXXX for bank statement income 12 months bank statement received associated the same and data updated as per provided documents.	XXXX 1:50:34 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A	C	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112786	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Credit	Income	Income Error	Income	The Total Bank Statement Period months provided is less than the required # of Bank Statements required.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Bank Statements / Start Date: XXXX	File is missing the most recent statement dated within 45 days of the application as required per the guidelines.				Reviewer Comment (2025-02-13): Exception Cleared - Received Bank Statement for month of XXXX for bank statement income 12 months bank statement received associated the same and data updated as per provided documents.	XXXX 1:50:40 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A	C	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112907	XXXX	XXXX	XXXX	XXXX 2:54:40 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.91 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio of 0.91 does not meet Guideline Debt Service Coverage Ratio 1.00.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	FICO exceeds guidelines by at least 40 points. Revolving credit utilization is 16%. Reserves exceed guidelines by at least 4 months.	XXXX	Reviewer Comment (2025-02-18): Lender exception with compensating factors. Seller Comment (2025-02-11): (Rate Lock) Comp factors updated, please review Reviewer Comment (2025-02-05): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.			XXXX 3:43:39 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112907	XXXX	XXXX	XXXX	XXXX 2:54:40 PM	Credit	Credit	Credit Eligibility	Credit	Borrower has open Tradelines which are less than the minimum required by guidelines.	Credit Report: Original // Borrower: XXXX XXXX XXXX Open Tradelines: 2	BOrrower does not meet tradeline requirement. 2 tradelines reporting activity in the past 12 months. reporting 20 and 32 months	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	FICO exceeds guidelines by at least 40 points. Revolving credit utilization is 16%. Reserves exceed guidelines by at least 4 months.	XXXX	Reviewer Comment (2025-02-18): Lender exception with compensating factors. Seller Comment (2025-02-11): (Rate Lock) Comp factors updated, please review Reviewer Comment (2025-02-05): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.			XXXX 3:43:48 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112907	XXXX	XXXX	XXXX	XXXX 2:54:40 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 12.00.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 9.00.				Reviewer Comment (2025-02-18): Assets updated with proceeds from another transaction, exception cleared. Seller Comment (2025-02-13): (Rate Lock) Please advise what more is needed? Other loan is XXXX - the final CD for this loan was provided to show the funds from this closing Reviewer Comment (2025-02-12): Please provide source documents to verify concurrent transaction funds. Exception remains. Seller Comment (2025-02-10): (Rate Lock) Final CD attached for lnXXXX - concurrent transaction where additional funds were coming from	XXXX 3:43:08 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112907	XXXX	XXXX	XXXX	XXXX 2:54:40 PM	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of XXXX is less than Cash From Borrower XXXX.	Documented qualifying Assets for Closing of XXXX is less than Cash From Borrower XXXX				Reviewer Comment (2025-02-18): Assets updated with proceeds from another transaction, exception cleared. Seller Comment (2025-02-13): (Rate Lock) Please advise what more is needed? Other loan is XXXX - the final CD for this loan was provided to show the funds from this closing Reviewer Comment (2025-02-12): Please provide source documents to verify concurrent transaction funds. Exception remains. Seller Comment (2025-02-10): (Rate Lock) Final CD attached for lnXXXX - concurrent transaction where additional funds were coming from	XXXX 3:43:13 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112907	XXXX	XXXX	XXXX	XXXX 2:54:40 PM	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX XXXX XXXX					Reviewer Comment (2025-02-18): 1008 reflecting alerts addressed, exception cleared.	XXXX 3:33:25 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113023	XXXX	XXXX	XXXX	XXXX 4:10:00 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Evidence the Borrower received a copy of the appraisal report at least three business days prior to closing is missing from the loan file.				Reviewer Comment (2025-01-27): Delivery provided, system cleared.	XXXX 2:56:40 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113023	XXXX	XXXX	XXXX	XXXX 4:10:00 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The 1008 in file reflects the loan was approved to guidelines dated XXXX. The most recent provided guidelines are dated XXXX				Reviewer Comment (2025-02-05): Updated Guidelines provided. Cleared.	XXXX 1:18:53 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113023	XXXX	XXXX	XXXX	XXXX 4:10:00 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:XXXX/XXXX)					Reviewer Comment (2025-01-27): Delivery provided, system cleared.	XXXX 2:56:40 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113026	XXXX	XXXX	XXXX	XXXX 4:26:21 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX	The subject property is located in a FEMA disaster area that does not have a declared end date. The appraisal was performed after the FEMA declaration start date but prior to the declared end date.				Reviewer Comment (2025-02-10): PDI provided date after disaster declaration.	XXXX 11:27:33 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113026	XXXX	XXXX	XXXX	XXXX 4:26:21 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file is missing two months bank statements verifying the borrower's social security deposits as well as an award letter for the Co Borrower for their social security income as required by guidelines. ****UPDATE XXXX - Income documentation received for borrower. Still need Award letter as required by Guidelines for co borrower.				Reviewer Comment (2025-02-18): Award letter provided, system cleared. Reviewer Comment (2025-01-26): ****UPDATE XXXX - Income documentation received for borrower. Still need Award letter as required by Guidelines for co borrower. Seller Comment (2025-01-21): (Rate Lock) UW: Proof of SSA deposits and Co-borrower 2023 & 2022 SSA-1099 in lieu of award letter with bank statements evidencing proof of SSA incomes for both borrowers received. Also enclosed are updated 1008 and 1003 w/ updated lower SSA monthly income to match deposit amounts on bank statements.	XXXX 4:08:39 PM			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113026	XXXX	XXXX	XXXX	XXXX 4:26:21 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file is missing two months bank statements verifying the borrower's social security deposits as well as an award letter for the Co Borrower for their social security income as required by guidelines. ****UPDATE XXXX - Income documentation received for borrower. Still need Award letter as required by Guidelines for co borrower.				Reviewer Comment (2025-02-18): Award letter provided, system cleared. Reviewer Comment (2025-01-26): ****UPDATE XXXX - Income documentation received for borrower. Still need Award letter as required by Guidelines for co borrower. Seller Comment (2025-01-21): (Rate Lock) UW: Proof of SSA deposits and Co-borrower 2023 & 2022 SSA-1099 in lieu of award letter with bank statements evidencing proof of SSA incomes for both borrowers received. Also enclosed are updated 1008 and 1003 w/ updated lower SSA monthly income to match deposit amounts on bank statements.	XXXX 4:08:12 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113026	XXXX	XXXX	XXXX	XXXX 4:26:21 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file is missing two months bank statements verifying the borrower's social security deposits as well as an award letter for the Co Borrower for their social security income as required by guidelines. ****UPDATE XXXX - Income documentation received for borrower. Still need Award letter as required by Guidelines for co borrower.				Reviewer Comment (2025-02-18): Award letter provided, system cleared. Reviewer Comment (2025-01-26): ****UPDATE XXXX - Income documentation received for borrower. Still need Award letter as required by Guidelines for co borrower. Seller Comment (2025-01-21): (Rate Lock) UW: Proof of SSA deposits and Co-borrower 2023 & 2022 SSA-1099 in lieu of award letter with bank statements evidencing proof of SSA incomes for both borrowers received. Also enclosed are updated 1008 and 1003 w/ updated lower SSA monthly income to match deposit amounts on bank statements.	XXXX 4:08:39 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113026	XXXX	XXXX	XXXX	XXXX 4:26:21 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The loan file is missing two months bank statements verifying the borrower's social security deposits as well as an award letter for the Co Borrower for their social security income as required by guidelines. ****UPDATE XXXX - Income documentation received for borrower. Still need Award letter as required by Guidelines for co borrower.	Reviewer Comment (2025-02-18): Award letter provided, exception cleared.

Reviewer Comment (2025-02-10): Document provided is not dated. Please provide evidence of document date as post close income documentation cannot be accepted. Pre-close documentation required.

Reviewer Comment (2025-01-26): ****UPDATE XXXX - Income documentation received for borrower. Still need Award letter as required by Guidelines for co borrower.

Seller Comment (2025-01-21): (Rate Lock) UW: Proof of SSA deposits and Co-borrower 2023 & 2022 SSA-1099 in lieu of award letter with bank statements evidencing proof of SSA incomes for both borrowers received. Also enclosed are updated 1008 and 1003 w/ updated lower SSA monthly income to match deposit amounts on bank statements.
																			XXXX 4:06:39 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113026	XXXX	XXXX	XXXX	XXXX 4:26:21 PM	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower:XXXX					Reviewer Comment (2025-01-26): Verification items addressed on report.	XXXX 6:23:53 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113026	XXXX	XXXX	XXXX	XXXX 6:25:21 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Award Letter / Continuance Letter	Award letter missing, as required by Guidelines for co borrower.				Reviewer Comment (2025-02-18): Award letter provided, exception cleared.	XXXX 4:06:18 PM			1		A		A		A		A		A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112994	XXXX	XXXX	XXXX	XXXX 4:26:21 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided						Reviewer Comment (2025-02-05): Business purpose cert provided, exception cleared. Reviewer Comment (2025-01-27): Business certification of business purpose has no date, borrower name or address.	XXXX 12:27:34 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112994	XXXX	XXXX	XXXX	XXXX 4:26:21 PM	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided						Reviewer Comment (2025-01-28): CD provided, exception cleared.	XXXX 4:29:18 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112994	XXXX	XXXX	XXXX	XXXX 4:26:21 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage amount is less than required by XXXX.				Reviewer Comment (2025-01-27): Documents received, system cleared.	XXXX 1:39:58 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350113088	XXXX	XXXX	XXXX	XXXX 4:01:47 PM	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003						Reviewer Comment (2025-01-14): Document provided. Seller Comment (2025-01-07): Initial 1003 signed by all	XXXX 3:05:33 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113088	XXXX	XXXX	XXXX	XXXX 4:01:47 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XXXX)					Reviewer Comment (2025-01-24): Waived per client request Seller Comment (2025-01-14): Elect to waive and close out at a grade 2. Reviewer Comment (2025-01-14): This is for delivery of the CDA. Please provide evidence of delivery. Seller Comment (2025-01-07): Appraisal delivery confirmation, XXXX for XXXX appraisal.			XXXX 2:29:35 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113088	XXXX	XXXX	XXXX	XXXX 4:01:47 PM	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX XXXX					Reviewer Comment (2025-01-14): Documentation provided. Seller Comment (2025-01-07): Mavent report to clear credit report red flags	XXXX 2:52:25 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113088	XXXX	XXXX	XXXX	XXXX 3:05:58 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX					Reviewer Comment (2025-02-03): PDI provided, exception cleared. Seller Comment (2025-02-03): Providing fema inspection, this disaster does not have an end date. We were advised by Dani that this would result in a grade 2. We elect to waive and accept a grade 2 and close out. This is a rush, need to complete a trade. thanks	XXXX 4:59:22 PM			1		A		A		A		A		A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113027	XXXX	XXXX	XXXX	XXXX 4:30:54 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided						Reviewer Comment (2025-02-11): 1008 provided showing Express program.	XXXX 2:54:06 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113027	XXXX	XXXX	XXXX	XXXX 4:30:54 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided						Reviewer Comment (2025-02-11): 1008 provided showing Express program.	XXXX 2:53:55 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113027	XXXX	XXXX	XXXX	XXXX 4:30:54 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	6 months reserves required and loan file reflects 3.08 months reserves.				Reviewer Comment (2025-02-11): 1008 provided showing Express program. AUS did not require reserves.	XXXX 2:56:36 PM			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113027	XXXX	XXXX	XXXX	XXXX 4:30:54 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	6 months reserves required and loan file reflects 3.08 months reserves.				Reviewer Comment (2025-02-11): 1008 provided showing Express program. AUS did not require reserves.	XXXX 2:56:12 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113027	XXXX	XXXX	XXXX	XXXX 4:30:54 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	6 months reserves required and loan file reflects 3.08 months reserves.				Reviewer Comment (2025-02-11): 1008 provided showing Express program. AUS did not require reserves.	XXXX 2:56:36 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113027	XXXX	XXXX	XXXX	XXXX 4:30:54 PM	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		6 months reserves required and loan file reflects 3.08 months reserves.				Reviewer Comment (2025-02-11): 1008 provided showing Express program. AUS did not require reserves. Reviewer Comment (2025-01-28): Please provide approval/1008 reflecting program used for approval.	XXXX 2:53:17 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113027	XXXX	XXXX	XXXX	XXXX 4:30:54 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.08 is less than Guideline PITIA months reserves of 6.00.	6 months reserves required and loan file reflects 3.08 months reserves.				Reviewer Comment (2025-02-11): 1008 provided showing Express program. AUS did not require reserves. Reviewer Comment (2025-01-28): Please provide approval/1008 reflecting program used for approval.	XXXX 2:52:45 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113027	XXXX	XXXX	XXXX	XXXX 4:30:54 PM	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.						Reviewer Comment (2025-01-28): E consent provided, exception cleared.	XXXX 4:18:30 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113027	XXXX	XXXX	XXXX	XXXX 4:30:54 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/XXXX)	Reviewer Comment (2025-01-28): XXXX received e-consent dated XXXX.

Reviewer Comment (2025-01-27): The consumer went through the eConsent process on XXXX, the consumer acknowledged the receipt of the LE on XXXX. But the loan application date was XXXX. In the event the consumer had not provided eConsent by XXXX, then the lender should have sent the consumer the Loan Estimate through another means in accordance with the official interpretation reflected in Comment 19(e)(1)(iv)-2. Provide proof borrower was sent Initial LE via other means than electronic delivery, as the e-consent was over 3 business days and acknowledged over 3 business days.  The LE would not have been provided electronically if borrower had not e-consented with the 3 business days after application.
																			XXXX 6:08:09 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113020	XXXX	XXXX	XXXX	XXXX 5:37:13 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX					Reviewer Comment (2025-02-10): PDI provided date after disaster declaration.	XXXX 11:19:59 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113020	XXXX	XXXX	XXXX	XXXX 5:37:13 PM	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX					Reviewer Comment (2025-01-23): Documentation provided, system cleared.	XXXX 3:51:35 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113020	XXXX	XXXX	XXXX	XXXX 5:37:13 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2025-01-23): Delivery provided, system cleared.	XXXX 3:51:10 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113020	XXXX	XXXX	XXXX	XXXX 5:37:13 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.					Reviewer Comment (2025-01-23): No impounds reflected, system cleared. Reviewer Comment (2025-01-23): Disclosure not provided in upload, exception remains. Seller Comment (2025-01-16): (Rate Lock) Upon checking file is not impounded.	XXXX 4:32:02 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112904	XXXX	XXXX	XXXX	XXXX 3:43:41 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	LTV of 75% exceeds guideline maximum of 80% for a cash-out refinance.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FiCO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-02-06): Lender exception with compensating factors.			XXXX 1:42:07 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112904	XXXX	XXXX	XXXX	XXXX 3:43:41 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	CLTV of 75% exceeds guideline maximum of 80% for a cash-out refinance.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FiCO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-02-06): Lender exception with compensating factors.			XXXX 1:42:13 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112904	XXXX	XXXX	XXXX	XXXX 3:43:41 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower did not sign the Note and Security Instrument as an individual as required by guidelines.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FiCO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-02-18): Borrower signed a Guarantee agreement. Seller Comment (2025-02-10): (Rate Lock) exception provided			XXXX 4:33:29 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112804	XXXX	XXXX	XXXX	XXXX 4:10:00 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.98 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	The calculated DSCR is 0.98, when the minimum required is 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. Miscellaneous The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 20 points.	XXXX	Reviewer Comment (2025-01-20): Lender exception with compensating factors.			XXXX 4:27:23 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112977	XXXX	XXXX	XXXX	XXXX 1:23:23 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested exception for Cash-out refinance with property currently being held in the name of an LLC that borrower owns 50% with the other 50% owned by non-borrowing spouse. Guidelines require that borrower be a majority owner of LLC.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2025-02-07): Lender Exception with Compensating Factors.			XXXX 7:48:00 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112973	XXXX	XXXX	XXXX	XXXX 4:13:17 PM	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report Date: XXXX					Reviewer Comment (2025-02-04): Received updated appraisal, Exception cleared. Seller Comment (2025-02-03): (Rate Lock) Appraisal marked 'as is' provided	XXXX 10:54:38 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		D	A	D	A	A	A	C	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112973	XXXX	XXXX	XXXX	XXXX 4:13:17 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided	The Business Purpose Disclosure is missing from the loan file.	Reviewer Comment (2025-02-21): Lock updated to reflect Consumer Purpose. Disclosure not required.

Seller Comment (2025-02-21): (Rate Lock) RateLock corrected to consumer therefore no BPD needed.

Reviewer Comment (2025-02-04): This is an investment property so business purpose certificate is needed, Exception remains.

Seller Comment (2025-02-03): (Rate Lock) This is not a DSCR file, therefore this document is not applicable with this loan type. Please clear.

Reviewer Comment (2025-01-31): Business Purpose Disclosure is not received in file. Exception Remains.

Seller Comment (2025-01-30): (Rate Lock) This is a bank statement loan and this doc is only applicable for DSCR files.
																			XXXX 5:16:26 PM			1	C	A	C	A	C	A	C	A	D	A	XXXX	XXXX	Investment	Refinance - Rate/Term		D	A	D	A	A	A	C	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113091	XXXX	XXXX	XXXX	XXXX 5:10:41 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX XXXXXXXX, Address: XXXX, XXXXXXXX Statement Statement	Mortgage statement is missing for XXXX St.				Reviewer Comment (2025-03-11): First pmt coupon provided. Seller Comment (2025-03-10): Please see highlighted page 2. Address is on the payment coupon Reviewer Comment (2025-03-10): Provided document does not reflect the address of property XXXX St or XXXX. Seller Comment (2025-03-06): See trailing docs for the first payment letter	XXXX 4:36:32 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	B	C	A	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113091	XXXX	XXXX	XXXX	XXXX 5:10:41 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX	The subject property is located in a FEMA Disaster area. A post-disaster inspection verifying there was no damage to the subject property is required.				Reviewer Comment (2025-03-10): PDI provided, exception cleared. Seller Comment (2025-03-06): Please see attached PDI	XXXX 1:02:27 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	B	C	A	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113091	XXXX	XXXX	XXXX	XXXX 5:10:41 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Disclosure is required to be provided within 3 business days from application date.				Reviewer Comment (2025-03-10): Lender elects to waive. Seller Comment (2025-03-06): Please waive and clear.			XXXX 12:59:55 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		D	B	C	A	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113091	XXXX	XXXX	XXXX	XXXX 5:10:41 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing Test	Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of XXXX used as disbursement date for compliance testing.	Disbursement date is missing.				Reviewer Comment (2025-03-11): Settlement statement provided. Seller Comment (2025-03-07): See attached HUD 1 final	XXXX 4:35:58 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		D	B	C	A	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113091	XXXX	XXXX	XXXX	XXXX 5:10:41 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	Closing statement is missing.				Reviewer Comment (2025-03-11): Settlement statement provided. Seller Comment (2025-03-07): See trailing docs	XXXX 4:35:58 PM			1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Purchase		D	B	C	A	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113091	XXXX	XXXX	XXXX	XXXX 5:10:41 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Mortgage statement for XXXX St is missing from file.				Reviewer Comment (2025-03-11): First pmt coupon provided. Seller Comment (2025-03-10): see page 2 I highlighted it. Reviewer Comment (2025-03-10): Provided document does not reflect the address of property XXXX St or XXXX. Seller Comment (2025-03-06): Please see attached 1st payment letter for XXXX St	XXXX 4:37:31 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	B	C	A	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113091	XXXX	XXXX	XXXX	XXXX 4:35:58 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Material	Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	Final HUD or CD not provided.				Reviewer Comment (2025-03-17): Lender elects to waive. Seller Comment (2025-03-17): Please waive. Reviewer Comment (2025-03-14): Exception is an EV2 which can be elected to waive. Reviewer Comment (2025-03-14): Regraded to EV2-B based on business purpose affidavit in file and loan not being subject to any federal or state high-cost testing. Seller Comment (2025-03-12): Please see attached final HUD			XXXX 9:05:05 AM	2		B		B		B		B		B	XXXX	XXXX	Investment	Purchase		D	B	C	A	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112816	XXXX	XXXX	XXXX	XXXX 4:20:12 PM	Credit	Guideline	Guideline Issue	Guideline	Borrower is a first time home buyer and ineligible per guidelines.	Borrower: XXXX XXXX	The Borrower is a first time homebuyer which is ineligible per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceed guideline minimum by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-01-22): Lender exception with compensating factors.			XXXX 9:46:28 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112816	XXXX	XXXX	XXXX	XXXX 4:20:12 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower did not sign the Note and Mortgage as an individual as required by guidelines, plus an additional individual signed the security instrument who was not named in the file and was not listed as the individual vested.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceed guideline minimum by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-11): Lender Exception with Compensating Factors provided. Seller Comment (2025-01-31): (Rate Lock) exception provided for individual sig lines and that is a NBS			XXXX 8:56:14 AM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113036	XXXX	XXXX	XXXX	XXXX 3:43:41 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Evidence not provided in file that appraisal was provided within guideline requirements.				Reviewer Comment (2025-02-18): Waived per client request. Seller Comment (2025-02-11): (Rate Lock) We elect to waive this condition if the uploaded proof of appraisal won't suffice.			XXXX 11:58:22 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113036	XXXX	XXXX	XXXX	XXXX 3:43:41 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XXXX)	Evidence not provided in file that appraisal was provided within guideline requirements.				Reviewer Comment (2025-02-18): Waived per client request. Seller Comment (2025-02-11): (Rate Lock) We elect to waive this condition if the uploaded proof of appraisal won't suffice.			XXXX 11:58:13 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113036	XXXX	XXXX	XXXX	XXXX 3:43:41 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:XXXX/XXXX)	Evidence not provided in file that appraisal was provided within guideline requirements.				Reviewer Comment (2025-02-18): Waived per client request. Seller Comment (2025-02-11): (Rate Lock) We elect to waive this condition if the uploaded proof of appraisal won't suffice.			XXXX 11:58:06 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113036	XXXX	XXXX	XXXX	XXXX 3:43:41 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	RESPA Homeownership Counseling List Status is missing from file.				Reviewer Comment (2025-02-18): Documents received, system cleared.	XXXX 12:00:17 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113013	XXXX	XXXX	XXXX	XXXX 3:44:29 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2025-02-05): Delivery provided. Cleared.	XXXX 12:55:37 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113013	XXXX	XXXX	XXXX	XXXX 3:44:29 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX0 exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	Lender Credits Final Lender Credit of $-XXXX exceeds tolerance of $-XXXX Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-02-04): XXXX Received Valid COC dated XXXX.

Reviewer Comment (2025-01-31): XXXX: Provided COC dated XXXX indicates Lender credit to XXXX due to reduced recording fee, but it does not give sufficient information on how the recording fee reduced to impact the pricing and to decreasing the lender credit. In order to determine if the changed circumstance is valid more information is necessary on reason for the pricing change and the lender credit decreased and when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2025-01-29): (Rate Lock) We provided COC already, please refer to page 347 of the closing package.
																			XXXX 10:22:53 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113073	XXXX	XXXX	XXXX	XXXX 4:17:38 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The appraisal report indicates there are 0 bedrooms and 0.1 bathroom however, there are 4 bedrooms and 1 full bathroom (below grade).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	LTV is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-26): Lender exception with compensating factors.			XXXX 2:19:07 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113046	XXXX	XXXX	XXXX	XXXX 3:43:41 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 7.78 is less than Guideline PITIA months reserves of 9.00.	Calculated PITIA months reserves of 7.78 is less than Guideline PITIA months reserves of 9.00.				Reviewer Comment (2025-02-19): Additional XXXX statements provided to clear exception Seller Comment (2025-02-12): (Rate Lock) Please see attached XXXX, XXXX and XXXX statements for XXXX Checking Acct XXXX. The balance on this account is XXXX as of XXXX. The cash back to borrower at closing on XXXX was XXXX. These amounts total XXXX. Nine months of reserves equals approximately XXXX. XXXX - XXXX = XXXX in surplus funds available for the transaction. This meets minimum reserve requirements.	XXXX 11:31:58 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350113028	XXXX	XXXX	XXXX	XXXX 3:44:29 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX	The subject property is located in a FEMA disaster that does not have a declared end date.				Reviewer Comment (2025-02-05): Certification and Pictures provided. Cleared. Seller Comment (2025-01-29): (Rate Lock) We provided already Lender property condition certification - please refer to page 653-656 of the closing package.	XXXX 5:04:50 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113028	XXXX	XXXX	XXXX	XXXX 3:44:29 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Missing Document: Note - Subordinate Lien not provided		Concurrent loan is on 1003. File is missing Closing statement/HUD/Closing disclosure to verify monthly P&I payment and loan amount.				Reviewer Comment (2025-02-05): Other loan canceled. Cleared. Seller Comment (2025-02-05): (Rate Lock) UW: revised final 1003 removing the cancelled concurrent file from liabilities.? This loan funded XXXX and the concurrent file was cancelled in our system on XXXX.	XXXX 12:35:52 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113028	XXXX	XXXX	XXXX	XXXX 3:44:29 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2025-02-18): Waived per client request Seller Comment (2025-02-06): (Rate Lock) Would like to waive please. Reviewer Comment (2025-02-05): Delivery evidence received, however it is only 2 days prior to Note date. Exception remains EV2. Please indicate if you would like to waive.			XXXX 2:20:57 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113028	XXXX	XXXX	XXXX	XXXX 3:44:29 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 94.73684% exceeds Guideline combined loan to value percentage of 75.00000%.	Calculated combined loan to value percentage of 94.73684% exceeds guideline combined loan to value percentage of 75.00000%. Concurrent loan shown on final 1003 was not considered by lender.				Reviewer Comment (2025-02-05): Other loan canceled. Cleared. Seller Comment (2025-02-05): (Rate Lock) UW: revised final 1003 removing the cancelled concurrent file from liabilities.? This loan funded XXXX and the concurrent file was cancelled in our system on XXXX.	XXXX 12:36:52 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113028	XXXX	XXXX	XXXX	XXXX 3:44:29 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file does not contain a verification of the business used for income within 10 business days of the Note.				Reviewer Comment (2025-02-05): SOS Documentation provided. Cleared.	XXXX 12:26:03 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112800	XXXX	XXXX	XXXX	XXXX 5:08:00 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception approved allowing use of 1007 to calculate DSCR score for short term rental.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. DSCR is > than guideline minimum by .50.	XXXX	Reviewer Comment (2025-01-14): Lender exception with compensating factors.			XXXX 2:04:29 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112800	XXXX	XXXX	XXXX	XXXX 5:08:00 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		The loan file does not contain documentation of ownership for the vesting entity.				Reviewer Comment (2025-02-10): Received Operating Agreement. Exception cleared. Seller Comment (2025-02-07): (Rate Lock) Signed OA provided	XXXX 11:19:25 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112800	XXXX	XXXX	XXXX	XXXX 5:08:00 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		The loan file does not contain a certificate of good standing for the vesting entity.				Reviewer Comment (2025-01-23): Received Business Entity Listing document. Exception cleared. Seller Comment (2025-01-21): (Rate Lock) COGS provided	XXXX 11:37:59 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112800	XXXX	XXXX	XXXX	XXXX 5:08:00 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided		The loan file is missing the EIN for the vesting entity.				Reviewer Comment (2025-02-10): Received Employer Identification Number. Exception cleared. Seller Comment (2025-02-07): (Rate Lock) EIN provided	XXXX 12:28:54 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112972	XXXX	XXXX	XXXX	XXXX 5:37:13 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX	The property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XXXX declared end date.				Reviewer Comment (2025-02-26): PDI provided, exception cleared. Seller Comment (2025-02-24): (Rate Lock) PDI provided	XXXX 6:07:51 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112957	XXXX	XXXX	XXXX	XXXX 4:12:04 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The CPA letter used for income qualification is not dated.				Reviewer Comment (2025-02-21): Evidence of delivery of CPA letter provided. Reviewer Comment (2025-02-13): CPA letter received is Post closing which is not acceptable. Exception remains	XXXX 11:30:18 AM			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112957	XXXX	XXXX	XXXX	XXXX 4:12:04 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The CPA letter used for income qualification is not dated.				Reviewer Comment (2025-02-21): Evidence of delivery of CPA letter provided. Reviewer Comment (2025-02-13): CPA letter received is Post closing which is not acceptable. Exception remains	XXXX 11:29:55 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112957	XXXX	XXXX	XXXX	XXXX 4:12:04 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The CPA letter used for income qualification is not dated.				Reviewer Comment (2025-02-21): Evidence of delivery of CPA letter provided. Reviewer Comment (2025-02-13): CPA letter received is Post closing which is not acceptable. Exception remains	XXXX 11:30:18 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112957	XXXX	XXXX	XXXX	XXXX 4:12:04 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The CPA letter used for income qualification is not dated.				Reviewer Comment (2025-02-21): Evidence of delivery of CPA letter provided. Reviewer Comment (2025-02-13): CPA letter received is Post closing which is not acceptable. Exception remains	XXXX 11:29:27 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112817	XXXX	XXXX	XXXX	XXXX 4:13:17 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower lacks qualifying tradelines. 1 over 24 months, 1 over 12, and one less than 12.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2025-01-23): Lender Exception with Compensating Factors.			XXXX 8:51:07 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112817	XXXX	XXXX	XXXX	XXXX 4:13:17 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 9.59 is less than Guideline PITIA months reserves of 12.00.	Escrow waiver requires 12 months reserves.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. 0X30X24 housing history Clean VOR payment history.	XXXX	Reviewer Comment (2025-02-17): Lender exception with compensating factors. Seller Comment (2025-02-04): (Rate Lock) excetpion provided			XXXX 5:44:21 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112817	XXXX	XXXX	XXXX	XXXX 4:13:17 PM	Credit	Guideline	Guideline Issue	Guideline	Borrower is a first time home buyer and ineligible per guidelines.	Borrower: XXXX XXXX XXXX		Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2025-01-23): Lender Exception with Compensating Factors.			XXXX 8:51:29 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112924	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Credit	Investment Product	General	Investment Product	REO property does not have a lease in place and required by guidelines.	Address: XXXX XXXX, ReddingXXXX XXXX	Lease agreement is missing.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Miscellaneous	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Clean payment history on primary residence for 48 months.	XXXX	Reviewer Comment (2025-03-03): Lender exception with compensating factors.

Seller Comment (2025-02-27): (Rate Lock) Approved exception with CFs provided

Reviewer Comment (2025-02-25): Guidelines state vacant properties are not required to provide a lease and are able to use form 1007 alone, pg 30. Appraisal is marked tenant occupied.

Seller Comment (2025-02-25): (Rate Lock) This is not required. Guides allow for use of 1007 market rent, no lease agreement needed. Please clear.

Reviewer Comment (2025-02-24): As per appraisal occupant is tenant, lease agreement is required. Exception Remains.

Seller Comment (2025-02-20): (Rate Lock) Lease not needed as rental amount taken from 1007
																					XXXX 5:31:18 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112924	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception initially requested for FICO below guideline minimum of 660.				Reviewer Comment (2025-02-25): Lender exception not required as Borrower's score increased. Seller Comment (2025-02-24): (Rate Lock) CFs provided, no longer need exception for credit score Reviewer Comment (2025-02-11): Most recent credit report in file dated XXXX shows middle credit score of 666 which is greater than the minimum required 660. Is lender exception still valid. If so I need additional comp factors as 61% LTV is not enough to downgrade and waive exception. Also our calculated DSCR is XXXX gross rent and XXXX PITIA per first payment letter and final CD = 1.76 DSCR.	XXXX 5:01:27 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113094	XXXX	XXXX	XXXX	XXXX 3:57:03 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Reviewer Comment (2025-01-27): Delivery provided, system cleared.

Seller Comment (2025-01-21): Disclosure

Seller Comment (2025-01-21): XXXX Finance utilize a Unified Business Purpose Disclosure that includes ECOA - Right to Receive copy of appraisal. Proving copy of this disclosure emailed to borrower and XXXX Disclosure Tracking Details report confirming this was emailed to borrower within 3 days of application.

Reviewer Comment (2025-01-21): Exception is not for evidence of delivery, it is for right to receive.

Seller Comment (2025-01-07): Appraisal delivery confirmation on V4, final version of appraisal dated XXXX emailed to borrower XXXX.
																			XXXX 3:40:32 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113094	XXXX	XXXX	XXXX	XXXX 3:57:03 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 8.85 is less than Guideline PITIA months reserves of 9.00.	Per HUD cash to close is XXXX EMD, XXXX cash from borrower (line 303 of HUD), XXXX appraisal fee POC, XXXX re-inspection fee POC and 9 months reserves.	Reviewer Comment (2025-02-04): Statement provided, exception cleared.

Seller Comment (2025-02-04): Personal account statement from XXXX sourcing cashiers checks

Seller Comment (2025-02-04): XXXX business account statement from XXXX, sourcingXXXX

Reviewer Comment (2025-02-03): PITIA months reserves of 8.85 is less than Guideline PITIA months reserves of 9.00. Documentation provided does not show the account the POCs came from. Please provide evidence the POCs were paid out of the borrower's bank account.

Reviewer Comment (2025-02-03): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Calculated PITIA months reserves of 3.30 is less than Guideline PITIA months reserves of 9.00.

Reviewer Comment (2025-02-03): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Calculated PITIA months reserves of 1.08 is less than Guideline PITIA months reserves of 9.00.

Seller Comment (2025-01-28): Appraisal invoice #2, XXXX

Seller Comment (2025-01-28): It appears that you are not counting the 3 cashiers checks from borrower and borrowers company in my last upload. Cashiers checks paid to seller total XXXX.
Casier check numbers ending in: XXXX. Including appraisal invoices paid by borrower totaling XXXX.

Reviewer Comment (2025-01-27): XXXXk EMD provided. Loan is still short reserves 3.30 months  vs required 9 months. Exception remains.

Seller Comment (2025-01-22): Escrow docs - 10/31 for XXXX to Weiss the attorney and checks for the balance.

Reviewer Comment (2025-01-21): XXXX0 EMD has been documented but HUD shows XXXX EMD.  A letter from the escrow company provided for XXXX however the dates and accounts of receipt not provided, it is unknown if the amount would need to be deducted from most recent 2 months statements provided or if the deposits were from an earlier date.

Seller Comment (2025-01-13): Providing documentation on gift funds, please review check copies from donor that total, XXXX. Second uploadXXXXbank statements to document EMD at that was wired to the attorney listed in the confirmation of XXXX
																			XXXX 11:09:42 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113094	XXXX	XXXX	XXXX	XXXX 3:57:03 PM	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX	Lender requested exception approval for non-warrantable condo. Does not meet presale requirements and has insurance issues.				Reviewer Comment (2025-01-27): Project only has 2 units, exception cleared. Seller Comment (2025-01-21): 2.2.9.4 Project Review Waiver: • Project review is waived for detached condominium units or units in a two-to-four-unit condominium project and is warrantable • Project review waiver does not apply for condotels, and projects that are primarily transient in nature Reviewer Comment (2025-01-21): Please provide guidelines or section of guidelines that allow for condo waivers. Seller Comment (2025-01-13): Condo waiver	XXXX 3:31:23 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113094	XXXX	XXXX	XXXX	XXXX 3:57:03 PM	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Missing proof of deposit and source of funds for XXXX EMD and XXXX gift.				Reviewer Comment (2025-01-21): Received Seller Comment (2025-01-13): EMD Seller Comment (2025-01-13): Providing documentation on gift funds, please review check copies from donor that total, XXXX. Second uploadXXXXbank statements to document EMD at that was wired to the attorney listed in the confirmation.	XXXX 1:20:06 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112819	XXXX	XXXX	XXXX	XXXX 4:10:00 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	A maximum LTV/CLTV of 70% without 1 year experience operating a short term rental.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	DSCR is > guideline requirement by .50. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-02-18): Lender exception with compensating factors. Seller Comment (2025-02-09): (Rate Lock) provided Reviewer Comment (2025-01-20): Please provide additional compensating factors for consideration of downgrading/waiving exception.			XXXX 3:18:47 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112819	XXXX	XXXX	XXXX	XXXX 4:10:00 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 70.00000%.	A maximum LTV/CLTV of 70% without 1 year experience operating a short term rental.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	DSCR is > guideline requirement by .50. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-02-18): Lender exception with compensating factors. Seller Comment (2025-02-09): (Rate Lock) provided Reviewer Comment (2025-01-20): Please provide additional compensating factors for consideration of downgrading/waiving exception.			XXXX 3:18:54 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112819	XXXX	XXXX	XXXX	XXXX 4:10:00 PM	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided	The source and deposit transaction for the Gift Funds are missing from the loan file.	Reviewer Comment (2025-03-13): Business bank statements and access to funds provided

Seller Comment (2025-03-11): (Rate Lock) XXXX LLC is owned by the person listed on the gift letter giving the gift.
Please clear

Reviewer Comment (2025-02-28): Additional business bank statements received however, documentation provided does not reflect either borrower on loan as owner of the business reflected on the provided bank statements.

Seller Comment (2025-02-26): (Rate Lock) Docs proivded

Reviewer Comment (2025-02-18): Executed gift letter in file for 94k, removing funds Borrower is short reserves 0.14 vs 9 months. Please provide source and receipt of gift funds.

Seller Comment (2025-02-18): (Rate Lock) Please review the 1003 and CD; no gift is reflected on either therefore nothing needs provided.

Reviewer Comment (2025-02-12): Gift letter showing that borrower is receiving XXXX gift, so please provide documents for the same, Exception remains.

Seller Comment (2025-02-09): (Rate Lock) No gift reflected on assets in the signed 1003. Funds coming from B1 and B2 personal accounts.

Reviewer Comment (2025-02-06): There is a gift letter in file for XXXX from husband and was input of Asset screen and used for down payment and closing costs but there is no proof of receipt of gift funds and source of gift funds.

Seller Comment (2025-01-30): (Rate Lock) No gift funds were utilized on the CD
																			XXXX 3:39:35 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113016	XXXX	XXXX	XXXX	XXXX 3:44:29 PM	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary					Reviewer Comment (2025-02-05): Final title provided. Cleared.	XXXX 12:11:28 PM			1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113016	XXXX	XXXX	XXXX	XXXX 3:44:29 PM	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2025-02-05): Final title provided. Cleared.	XXXX 12:11:18 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113016	XXXX	XXXX	XXXX	XXXX 3:44:29 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2025-02-05): Delivery provided. Cleared.	XXXX 12:11:04 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113016	XXXX	XXXX	XXXX	XXXX 3:44:29 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file does not contain ownership documentation for the vesting LLC to reflect the Borrower's ownership percentage.				Reviewer Comment (2025-02-05): Entity Operating Agreement provided. Cleared.	XXXX 12:11:48 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113016	XXXX	XXXX	XXXX	XXXX 3:44:29 PM	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2025-02-05): Fraud Report updated provided. Cleared.	XXXX 12:12:02 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113005	XXXX	XXXX	XXXX	XXXX 4:13:17 PM	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		HUD/CD is missing				Reviewer Comment (2025-01-28): CD provided, exception cleared.	XXXX 4:12:35 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350113008	XXXX	XXXX	XXXX	XXXX 3:44:29 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2025-02-05): VVOE dated XXXX provided. Cleared. System Cleared.	XXXX 12:01:30 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113008	XXXX	XXXX	XXXX	XXXX 3:44:29 PM	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2025-02-05): Supplement provided. Cleared.	XXXX 11:50:30 AM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113008	XXXX	XXXX	XXXX	XXXX 3:44:29 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX					Reviewer Comment (2025-02-05): The PDI provided post disaster date, cleared.	XXXX 11:58:21 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113008	XXXX	XXXX	XXXX	XXXX 3:44:29 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not contain a verification of the business used for income qualification within 10 business days prior to the Note date.				Reviewer Comment (2025-02-05): VVOE dated XXXX provided. Cleared. System Cleared.	XXXX 12:02:16 PM			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113008	XXXX	XXXX	XXXX	XXXX 3:44:29 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not contain a verification of the business used for income qualification within 10 business days prior to the Note date.				Reviewer Comment (2025-02-05): VVOE dated XXXX provided. Cleared. System Cleared.	XXXX 12:01:30 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113008	XXXX	XXXX	XXXX	XXXX 3:44:29 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not contain a verification of the business used for income qualification within 10 business days prior to the Note date.				Reviewer Comment (2025-02-05): VVOE dated XXXX provided. Cleared. System Cleared.	XXXX 12:02:16 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113008	XXXX	XXXX	XXXX	XXXX 3:44:29 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file does not contain a verification of the business used for income qualification within 10 business days prior to the Note date.				Reviewer Comment (2025-02-05): VVOE dated XXXX provided. Cleared.	XXXX 11:59:21 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112785	XXXX	XXXX	XXXX	XXXX 3:43:41 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file is missing the operating agreement for XXXX LLC as the property was vested in an LLC that is owned by this entity.				Reviewer Comment (2025-02-18): Both borrowers executed quitclaim deed. Seller Comment (2025-02-07): (Rate Lock) OA not needed as deed completed by both borrowers reflected as managing members. Please clear	XXXX 2:45:46 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112794	XXXX	XXXX	XXXX	XXXX 4:13:17 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower verified housing payment history is less than 12 months due to purchasing primary home 3 months ago.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-01-23): Lender Exception with Compensating Factors.			XXXX 9:02:39 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112987	XXXX	XXXX	XXXX	XXXX 4:51:16 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.79 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	The loan DSCR is 0.80, when the minimum required DSCR is 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	LTV is at least 10% < the guideline maximum. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-17): Lender exception with compensating factors.			XXXX 1:20:56 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112808	XXXX	XXXX	XXXX	XXXX 4:17:38 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Unleased units must be in lease ready condition; units cannot be undergoing rehab. Per borrower's letter, the subject property was under renovation at the time of refinance.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum. Miscellaneous	Reserves exceed guidelines by at least 4 months. The DSCR of 1.12 is greater than the minimum required DSCR of 1.00. Payment history on subject property is clean for almost 20 years.	XXXX	Reviewer Comment (2025-02-17): Lender exception with compensating factors. Seller Comment (2025-02-04): (Rate Lock) doc provided			XXXX 5:10:39 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113045	XXXX	XXXX	XXXX	XXXX 4:26:21 PM	Credit	Collateral	Missing/Incorrect	Collateral	Missing document: Lease on leasehold property is not in file						Reviewer Comment (2025-01-27): Documents received, system cleared. Seller Comment (2025-01-21): (Rate Lock) N/A - Ground rent was redeemed at closing. Please see attached final settlement statement showing the ground rent redeemed (look under Miscellaneous on page 2) and the title commitment showing the property will be insured as fee simple upon recordation of redemption deed	XXXX 1:36:22 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112913	XXXX	XXXX	XXXX	XXXX 5:26:17 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.90 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Borrower does not meet minimum required DSCR of 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history. Revolving credit utilization 2%.	XXXX	Reviewer Comment (2025-02-21): Lender exception with compensating factors. Seller Comment (2025-02-19): (Rate Lock) Comp factors updated please review Reviewer Comment (2025-02-14): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.			XXXX 2:58:50 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112913	XXXX	XXXX	XXXX	XXXX 5:26:17 PM	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2025-02-26): 1008 provided reflecting alert addressed. Reviewer Comment (2025-02-21): Comments do not address watchlist for HOI.	XXXX 5:35:56 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112806	XXXX	XXXX	XXXX	XXXX 4:20:12 PM	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title Error: Title vesting does not concur with deed		Title is currently vested in an Entity. The loan file does not contain an operating agreement reflecting the Borrower's ownership in the entity.				Reviewer Comment (2025-02-01): Documents received, system cleared.	XXXX 8:01:57 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112998	XXXX	XXXX	XXXX	XXXX 3:44:29 PM	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of XXXX is less than Cash From Borrower XXXX.	Reviewer Comment (2025-02-11): Updated Guidelines and documentation provided. Exception cleared.

Seller Comment (2025-02-07): (Rate Lock) UW: For clarification, please have them disregard any CD or estimated SS showing the higher amount for purposes mentioned as GFE only. The executed SS at XXXX closing shows the true amount of XXXX.

I have attached the 1003 with additional gift, proof of the gifts as a XXXXk wire and XXXXk wire to escrow and proof XXXX XXXX accounts were used for funds to close. We should not be excluding XXXX XXXX from funds to close they are not solely reserves.

Funds to close XXXX + 12 months reserves XXXX. Assets verified were sufficient at XXXX.

Reviewer Comment (2025-02-05): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Documented qualifying Assets for Closing of  XXXX is less than Cash From Borrower XXXX.

Reviewer Comment (2025-02-05): Funds allowed for closing : XXXX+ XXXX + XXXX + XXXX = XXXX.  XXXX XXXX accounts considered for reserves only, XXXX gift not listed on 1003 as funds to be used and not used in the transaction.

Seller Comment (2025-01-29): (Rate Lock) Attached the true final SS at close XXXX, which reflects funds to close XXXX. Plus 12 months reserves XXXX. Assets verified were sufficient.?
																			XXXX 5:13:42 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112998	XXXX	XXXX	XXXX	XXXX 3:44:29 PM	Credit	Guideline	Guideline Issue	Guideline	Borrower is a first time home buyer and ineligible per guidelines.	Borrower: XXXX XXXX	Reviewer Comment (2025-02-11): Guidelines provided.

Seller Comment (2025-02-07): (Rate Lock) Emailed.

Seller Comment (2025-02-07): (Rate Lock) UW: For clarification, please have them disregard any CD or estimated SS showing the higher amount for purposes mentioned as GFE only. The executed SS at XXXX closing shows the true amount of XXXX.

I have attached the 1003 with additional gift, proof of the gifts as a XXXXk wire and XXXXk wire to escrow and proof XXXX XXXX accounts were used for funds to close. We should not be excluding XXXX XXXX from funds to close they are not solely reserves.

Funds to close XXXX + 12 months reserves XXXX. Assets verified were sufficient at XXXX.

Reviewer Comment (2025-02-05): All Guidelines must be emailed so they can be loaded into the Underwriting system. Please send XXXX Guidelines via email. Per XXXX Guidelines FTHB not allowed.

Seller Comment (2025-01-29): (Rate Lock) FTHB is allowed as borrower meets First Time Investor requirements.
																			XXXX 5:09:01 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112998	XXXX	XXXX	XXXX	XXXX 3:44:29 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Guidelines used per 1008, version XXXX, were not provided. Version XXXX was used for Due Diligence underwriting.				Reviewer Comment (2025-02-11): 12.18.24 Guidelines provided. Seller Comment (2025-02-07): (Rate Lock) Emailed. Reviewer Comment (2025-02-05): All Guidelines must be emailed so they can be loaded into the Underwriting system. Please send XXXX Guidelines via email.	XXXX 5:09:25 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350113019	XXXX	XXXX	XXXX	XXXX 3:44:29 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2025-02-04): Delivery provided, system cleared.	XXXX 4:27:00 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112952	XXXX	XXXX	XXXX	XXXX 4:31:37 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Special assessment reflected of XXXXMM for subject condo project due to necessary repairs. Condo questionnaire reflects structural and possible health/safety issues that needed to be addressed, inspection report reflects repairs are fully completed.				Reviewer Comment (2025-02-14): Inspection showing repairs are complete are missing from the loan file. Seller Comment (2025-02-13): (Rate Lock) Exception with CFs provided Reviewer Comment (2025-01-24): Please provide compelling compensating factors for consideration of downgrading/waiving exception.	XXXX 2:14:19 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112952	XXXX	XXXX	XXXX	XXXX 4:31:37 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file does not document 12 months receipt of retirement distribution income as required by guidelines.	Reviewer Comment (2025-03-06): Lender exception with compensating factors, system cleared.

Seller Comment (2025-03-04): (Rate Lock) 1003 was used to verify borrowers work history, borrower is now retired, receives ss and pension income. SS letter and bank statements support income used.

Reviewer Comment (2025-02-25): Please provide what alternate income documentation was relied upon to make a credit decision in the absence of the required receipt of distribution income.

Seller Comment (2025-02-24): (Rate Lock) There was no documentation as we are requesting and exception for this purpose.

Reviewer Comment (2025-02-14): Provide alternate documentation relied upon to make credit decision in the absence of guideline required documentation.

Seller Comment (2025-02-13): (Rate Lock) Exception with CFs provided
																			XXXX 4:06:32 PM			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112952	XXXX	XXXX	XXXX	XXXX 4:31:37 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file does not document 12 months receipt of retirement distribution income as required by guidelines.	Reviewer Comment (2025-03-06): Lender exception with compensating factors, system cleared.

Seller Comment (2025-03-04): (Rate Lock) 1003 was used to verify borrowers work history, borrower is now retired, receives ss and pension income. SS letter and bank statements support income used.

Reviewer Comment (2025-02-25): Please provide what alternate income documentation was relied upon to make a credit decision in the absence of the required receipt of distribution income.

Seller Comment (2025-02-24): (Rate Lock) There was no documentation as we are requesting and exception for this purpose.

Reviewer Comment (2025-02-14): Provide alternate documentation relied upon to make credit decision in the absence of guideline required documentation.

Seller Comment (2025-02-13): (Rate Lock) Exception with CFs provided
																			XXXX 4:05:53 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112952	XXXX	XXXX	XXXX	XXXX 4:31:37 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Credit Report Fee. The Credit Report Fee increased to XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-02-11): XXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Seller Comment (2025-02-11): (Rate Lock) PCCD and check provided		XXXX 10:00:48 PM		2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112952	XXXX	XXXX	XXXX	XXXX 4:31:37 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file does not document 12 months receipt of retirement distribution income as required by guidelines.	Reviewer Comment (2025-03-06): Lender exception with compensating factors, system cleared.

Seller Comment (2025-03-04): (Rate Lock) 1003 was used to verify borrowers work history, borrower is now retired, receives ss and pension income. SS letter and bank statements support income used.

Reviewer Comment (2025-02-25): Please provide what alternate income documentation was relied upon to make a credit decision in the absence of the required receipt of distribution income.

Seller Comment (2025-02-24): (Rate Lock) There was no documentation as we are requesting and exception for this purpose.

Reviewer Comment (2025-02-14): Provide alternate documentation relied upon to make credit decision in the absence of guideline required documentation.

Seller Comment (2025-02-13): (Rate Lock) Exception with CFs provided
																			XXXX 4:06:32 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112952	XXXX	XXXX	XXXX	XXXX 4:31:37 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The loan file does not document 12 months receipt of retirement distribution income as required by guidelines.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Borrower has clean credit history.	XXXX	Reviewer Comment (2025-03-06): Lender exception with compensating factors.

Seller Comment (2025-03-04): (Rate Lock) 1003 was used to verify borrowers work history, borrower is now retired, receives ss and pension income. SS letter and bank statements support income used.

Reviewer Comment (2025-02-25): Please provide what alternate income documentation was relied upon to make a credit decision in the absence of the required receipt of distribution income.

Seller Comment (2025-02-24): (Rate Lock) There was no documentation as we are requesting and exception for this purpose.

Reviewer Comment (2025-02-14): Provide alternate documentation relied upon to make credit decision in the absence of guideline required documentation.

Seller Comment (2025-02-13): (Rate Lock) Exception with CFs provided
																					XXXX 4:03:08 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112952	XXXX	XXXX	XXXX	XXXX 1:51:08 PM	Credit	Property - Appraisal	Property Eligibility - Site and Utilities	Property - Appraisal	Subject property has environmental problems noted by appraiser or visible in the photos	Valuation Type: Appraisal / Valuation Report Date: XXXX	Condo questionnaire reflects structural and possible health/safety issues that needed to be addressed, inspection report reflects repairs are fully completed. Please provide inspection as it is not present in the file.				Reviewer Comment (2025-03-13): Report provided reflecting repairs completed. Seller Comment (2025-03-11): (Rate Lock) Provided Reviewer Comment (2025-02-25): Report provided reflects structural repairs were still in progress at time of visit. Seller Comment (2025-02-24): (Rate Lock) Please find the attached confirming we are OK. Reviewer Comment (2025-02-14): Repairs are structural.	XXXX 4:34:39 PM			1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112879	XXXX	XXXX	XXXX	XXXX 5:55:59 PM	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment	The file was missing a copy of the final title policy.				Reviewer Comment (2025-02-06): Title Final received and policy amount updated. Exception cleared.	XXXX 1:06:10 PM			1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112879	XXXX	XXXX	XXXX	XXXX 5:55:59 PM	Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Commitment State: XXXX	Title Commitment title policy amount is blank.				Reviewer Comment (2025-02-06): Title Final received and policy amount updated. Exception cleared. Seller Comment (2025-02-05): (Rate Lock) Title provided	XXXX 1:03:00 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112879	XXXX	XXXX	XXXX	XXXX 5:55:59 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.35 is less than Guideline PITIA months reserves of 6.00.	PITIA months reserves of 3.35 is less than Guideline PITIA months reserves of 6.00.	Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous Miscellaneous Miscellaneous	Lender Exception with Compensating Factors provided. Borrower has 3x the VA residual income required. 0X30X24 housing history. Long credit history with minimal use of revolving debt. Both borrowers are Dr's, line of work is relevant.	XXXX	Reviewer Comment (2025-02-28): Lender Exception with Compensating Factors. Seller Comment (2025-02-24): (Rate Lock) Updated CFS provided Reviewer Comment (2025-02-10): Please provide additional compelling compensating factors. There is a reserves exception, 2 employment exceptions, and an income calculation exception. Seller Comment (2025-02-02): (Rate Lock) Exception provided			XXXX 6:14:15 AM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112879	XXXX	XXXX	XXXX	XXXX 5:55:59 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The Borrower does not have the required 6 months reserves required by guidelines. Co Borrower does not have a two year history of 1099 income as required by guidelines and YTD income was used for qualification vs 12 month average. The loan file is missing a wage and income transcript for the 1099 income for the Co borrower.				Reviewer Comment (2025-02-28): Lender Exception with Compensating Factors, system cleared Seller Comment (2025-02-24): (Rate Lock) Updated CFS provided Reviewer Comment (2025-02-10): Please provide additional compelling compensating factors. There is a reserves exception, 2 employment exceptions, and an income calculation exception. Seller Comment (2025-02-02): (Rate Lock) Exception provided	XXXX 6:16:29 AM			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112879	XXXX	XXXX	XXXX	XXXX 5:55:59 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The Borrower does not have the required 6 months reserves required by guidelines. Co Borrower does not have a two year history of 1099 income as required by guidelines and YTD income was used for qualification vs 12 month average. The loan file is missing a wage and income transcript for the 1099 income for the Co borrower.				Reviewer Comment (2025-02-28): Lender Exception with Compensating Factors, system cleared Seller Comment (2025-02-24): (Rate Lock) Updated CFS provided Reviewer Comment (2025-02-10): Please provide additional compelling compensating factors. There is a reserves exception, 2 employment exceptions, and an income calculation exception. Seller Comment (2025-02-04): (Rate Lock) Provided	XXXX 6:16:29 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112879	XXXX	XXXX	XXXX	XXXX 5:55:59 PM	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The Borrower does not have the required 6 months reserves required by guidelines.	Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous Miscellaneous Miscellaneous	Lender Exception with Compensating Factors provided. Borrower has 3x the VA residual income required. 0X30X24 housing history. Long credit history with minimal use of revolving debt. Both borrowers are Dr's, line of work is relevant.	XXXX	Reviewer Comment (2025-02-28): Lender Exception with Compensating Factors. Seller Comment (2025-02-24): (Rate Lock) Updated CFS provided Reviewer Comment (2025-02-10): Please provide additional compelling compensating factors. There is a reserves exception, 2 employment exceptions, and an income calculation exception. Seller Comment (2025-02-04): (Rate Lock) Provided			XXXX 6:14:29 AM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112879	XXXX	XXXX	XXXX	XXXX 5:55:59 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The Borrowers do not meet the 6 month reserve requirement. Co Borrower does not have a two year history of 1099 income as required by guidelines and YTD income was used for qualification vs 12 month average. The loan file is missing a wage and income transcript for the 1099 income for the Co borrower.				Reviewer Comment (2025-02-28): Lender Exception with Compensating Factors, system cleared Seller Comment (2025-02-24): (Rate Lock) Updated CFS provided Reviewer Comment (2025-02-10): Please provide additional compelling compensating factors. There is a reserves exception, 2 employment exceptions, and an income calculation exception. Seller Comment (2025-02-02): (Rate Lock) Exception provided	XXXX 6:15:59 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112879	XXXX	XXXX	XXXX	XXXX 5:55:59 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Co Borrower does not have a two year history of 1099 income as required by guidelines and YTD income was used for qualification vs 12 month average. The loan file is missing a wage and income transcript for the 1099 income for the Co borrower.	Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous Miscellaneous Miscellaneous	Lender Exception with Compensating Factors provided. Borrower has 3x the VA residual income required. 0X30X24 housing history. Long credit history with minimal use of revolving debt. Both borrowers are Dr's, line of work is relevant.	XXXX	Reviewer Comment (2025-02-28): Lender Exception with Compensating Factors. Seller Comment (2025-02-24): (Rate Lock) Updated CFS provided Reviewer Comment (2025-02-10): Please provide additional compelling compensating factors. There is a reserves exception, 2 employment exceptions, and an income calculation exception. Seller Comment (2025-02-02): (Rate Lock) Exception provided			XXXX 6:14:44 AM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112879	XXXX	XXXX	XXXX	XXXX 6:17:16 AM	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX VVOE - Employment Only		Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous Miscellaneous Miscellaneous	Lender Exception with Compensating Factors provided. Borrower has 3x the VA residual income required. 0X30X24 housing history. Long credit history with minimal use of revolving debt. Both borrowers are Dr's, line of work is relevant.	XXXX	Reviewer Comment (2025-02-28): Lender Exception with Compensating Factors, system cleared			XXXX 6:19:13 AM	2		B		B		B		B		B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112902	XXXX	XXXX	XXXX	XXXX 4:12:04 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		4 year seasoning required loan modification dated XXXX	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record Miscellaneous	Reserves exceed guidelines by at least 4 months. Borrower's Experience/Track Record. The borrower has: "5" Years of Experience. Borrower has owned primary 10+ years.	XXXX	Reviewer Comment (2025-02-28): Lender exception with compensating factors. Seller Comment (2025-02-26): (Rate Lock) Comp factors updated please review Reviewer Comment (2025-02-03): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.			XXXX 2:39:57 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112902	XXXX	XXXX	XXXX	XXXX 4:12:04 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Property is vacant. Using market rent to qualify.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record Miscellaneous	Reserves exceed guidelines by at least 4 months. Borrower's Experience/Track Record. The borrower has: "5" Years of Experience. Borrower has owned primary 10+ years.	XXXX	Reviewer Comment (2025-02-28): Lender exception with compensating factors. Seller Comment (2025-02-26): (Rate Lock) Comp factors updated please review Reviewer Comment (2025-02-03): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.			XXXX 2:40:04 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112902	XXXX	XXXX	XXXX	XXXX 4:12:04 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 70.65217% exceeds Guideline loan to value percentage of 65.00000%.	Max LTV for a credit score of 632 for a cash out refinance is 65.00%. LTV for subject is 70.65%.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record Miscellaneous	Reserves exceed guidelines by at least 4 months. Borrower's Experience/Track Record. The borrower has: "5" Years of Experience. Borrower has owned primary 10+ years.	XXXX	Reviewer Comment (2025-02-28): Lender exception with compensating factors. Seller Comment (2025-02-26): (Rate Lock) Comp factors updated please review Reviewer Comment (2025-02-03): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.			XXXX 2:40:11 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112902	XXXX	XXXX	XXXX	XXXX 4:12:04 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 70.65217% exceeds Guideline combined loan to value percentage of 65.00000%.	Max CLTV for a credit score of 632 for a cash out refinance is 65.00%. CLTV for subject is 70.65%.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record Miscellaneous	Reserves exceed guidelines by at least 4 months. Borrower's Experience/Track Record. The borrower has: "5" Years of Experience. Borrower has owned primary 10+ years.	XXXX	Reviewer Comment (2025-02-28): Lender exception with compensating factors. Seller Comment (2025-02-26): (Rate Lock) Comp factors updated please review Reviewer Comment (2025-02-03): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.			XXXX 2:40:19 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113015	XXXX	XXXX	XXXX	XXXX 3:44:29 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2025-02-04): Delivery provided, system cleared.	XXXX 4:29:18 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112970	XXXX	XXXX	XXXX	XXXX 4:42:55 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX					Reviewer Comment (2025-03-06): Disaster report provided, exception cleared.	XXXX 4:10:04 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112970	XXXX	XXXX	XXXX	XXXX 4:42:55 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Borrower had a modification on XXXX making it 4 months short of the required 4 years look back.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

The representative FICO score exceeds the guideline minimum by at least 40 points.

Miscellaneous

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

															The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Borrower has been on job 5+ years. Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-03-03): Lender exception with compensating factors.			XXXX 11:29:22 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112970	XXXX	XXXX	XXXX	XXXX 4:42:55 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Appraisal expired XXXX - Re Cert of value in file.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

The representative FICO score exceeds the guideline minimum by at least 40 points.

Miscellaneous

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

															The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Borrower has been on job 5+ years. Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-03-03): Lender exception with compensating factors.			XXXX 11:29:29 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112970	XXXX	XXXX	XXXX	XXXX 4:42:55 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Subject property is a 2 unit with an unpermitted ADU which is not allowed per guidelines.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

The representative FICO score exceeds the guideline minimum by at least 40 points.

Miscellaneous

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

															The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Borrower has been on job 5+ years. Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-03-03): Lender exception with compensating factors.			XXXX 11:29:37 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112988	XXXX	XXXX	XXXX	XXXX 5:13:47 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Provided policy is not covering the loan amount however additional coverage amount in the file.				Reviewer Comment (2025-02-04): Replacement converge cost estimator received and updated. Exception cleared.	XXXX 12:11:53 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112988	XXXX	XXXX	XXXX	XXXX 5:13:47 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.46 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Debt Service Coverage Ratio (Subject DSCR) of 0.46 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00. Provide DCSR calculation breakdown worksheet plus documents to support calculated DSCR. One of the comp factors is 12 months reserves and only 9.83 months reserves verified.	The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous Miscellaneous Borrower's Experience/Track Record	Lender Exception with Compensating Factors. Payment decreasing by XXXX/mo. 0x30x24 on the subject LTV 5% below Guidelines. Borrower's Experience/Track Record. The borrower has: 17 Years of Experience.	XXXX	Reviewer Comment (2025-02-21): Lender exception with compensating factors. Seller Comment (2025-02-18): (Rate Lock) Additional comp factors added please review Reviewer Comment (2025-02-17): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception. Seller Comment (2025-02-03): (Rate Lock) Updated exception to 9.83 months reserves			XXXX 3:13:11 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112988	XXXX	XXXX	XXXX	XXXX 5:13:47 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to allow use of 12 months XXXX avg to 80% plus lease for top unit of XXXXk for market rent. Provide DCSR calculation breakdown worksheet plus documents to support calculated DSCR. One of the comp factors is 12 months reserves and only 9.83 months reserves verified.	The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous Miscellaneous Borrower's Experience/Track Record	Lender Exception with Compensating Factors. Payment decreasing by XXXX/mo. 0x30x24 on the subject LTV 5% below Guidelines. Borrower's Experience/Track Record. The borrower has: 17 Years of Experience.	XXXX	Reviewer Comment (2025-02-21): Lender exception with compensating factors. Seller Comment (2025-02-18): (Rate Lock) Additional comp factors added please review Reviewer Comment (2025-02-17): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception. Seller Comment (2025-02-03): (Rate Lock) Updated exception to 9.83 months reserves			XXXX 3:13:20 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112988	XXXX	XXXX	XXXX	XXXX 5:13:47 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to allow appraisal as is and not to remove stove as lower unit is rented on XXXX. One of the comp factors is 12 months reserves and only 9.83 months reserves verified.	The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous Miscellaneous Borrower's Experience/Track Record	Lender Exception with Compensating Factors. Payment decreasing by XXXX/mo. 0x30x24 on the subject LTV 5% below Guidelines. Borrower's Experience/Track Record. The borrower has: 17 Years of Experience.	XXXX	Reviewer Comment (2025-02-21): Lender exception with compensating factors. Seller Comment (2025-02-18): (Rate Lock) Additional comp factors added please review Reviewer Comment (2025-02-17): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception. Seller Comment (2025-02-03): (Rate Lock) Updated exception to 9.83 months reserves			XXXX 3:13:28 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112959	XXXX	XXXX	XXXX	XXXX 4:37:59 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 55.44985% exceeds Guideline total debt ratio of 55.00000%.	The borrower's DTI exceeds the guideline max of 55%.				Reviewer Comment (2025-02-27): Credit supplement in file reflecting student loan accounts were transferred to another account that has since been paid off. Reviewer Comment (2025-02-18): Income = XXXX. Consumer Debt = XXXX. Primary Housing = XXXX. Subject neg rental -XXXX. Other REO Neg rental XXXX. Seller Comment (2025-02-12): (Rate Lock) DTI reflects as 54.8% please advise where you get this number	XXXX 12:02:34 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113095	XXXX	XXXX	XXXX	XXXX 4:26:18 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Appraisal Report does not indicate if the rents are long term or short term- XXXXXXXXso property is in resort area of XXXX XXXX XXXX & can be used as an XXXX,	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	LTV is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2025-01-13): Lender exception with compensating factors.			XXXX 1:12:56 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113095	XXXX	XXXX	XXXX	XXXX 4:26:18 PM	Credit	Missing Document	General	Missing Document	Missing Document: Vacation Rental Income Statement (XXXX, XXXX, etc.) not provided		The Appraisal Report does not indicate if the rents are long term or short term- XXXXXXXXso property is in resort area of XXXX XXXX XXXX & can be used as an XXXX,	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	LTV is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2025-01-13): Lender exception with compensating factors.			XXXX 1:13:03 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112796	XXXX	XXXX	XXXX	XXXX 4:10:00 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower does not meet the tradeline requirements. The Borrower does not have 3 Tradelines reporting for the past 12 months.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	FICO exceeds guidelines by at least 40 points. LTV is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2025-01-20): Lender exception with compensating factors.			XXXX 4:52:00 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112796	XXXX	XXXX	XXXX	XXXX 4:10:00 PM	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2025-02-01): Documents received, system cleared. Seller Comment (2025-01-23): (Rate Lock) 1008 provided	XXXX 7:24:58 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112862	XXXX	XXXX	XXXX	XXXX 1:23:23 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX	The subject property is located in a FEMA disaster that does not have a declared end date.	Property not inspected post FEMA declared disaster, but property is not located near the declared disaster area.	Vendor would not complete a PDI, they stated the property was in a gated community. Lender accepting verbal from the borrower.	XXXX	Reviewer Comment (2025-02-28): End date declared, new exception set. Reviewer Comment (2025-02-28): End date declared. Reviewer Comment (2025-02-28): Could not obtain a PDI due to gated community, borrower provided attestation not near fires and no damage. Seller Comment (2025-02-27): (Rate Lock) LOE provided confirming no damage	XXXX 1:58:01 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112862	XXXX	XXXX	XXXX	XXXX 1:23:23 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Missing verification borrower is minimum 25% owner of business				Reviewer Comment (2025-02-24): Bylaws document received in file and associated. Exception Cleared. Seller Comment (2025-02-24): (Rate Lock) Bylwas showing 100% ownership	XXXX 1:21:29 PM			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112862	XXXX	XXXX	XXXX	XXXX 1:23:23 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Missing verification borrower is minimum 25% owner of business				Reviewer Comment (2025-02-24): Bylaws document received in file and associated. Exception Cleared. Seller Comment (2025-02-24): (Rate Lock) Bylwas showing 100% ownership	XXXX 1:19:59 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112862	XXXX	XXXX	XXXX	XXXX 1:23:23 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing verification borrower is minimum 25% owner of business				Reviewer Comment (2025-02-24): Bylaws document received in file and associated. Exception Cleared. Seller Comment (2025-02-24): (Rate Lock) Bylwas showing 100% ownership	XXXX 1:20:22 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112862	XXXX	XXXX	XXXX	XXXX 1:23:23 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Missing verification borrower is minimum 25% owner of business				Reviewer Comment (2025-02-24): Bylaws document received in file and associated. Exception Cleared. Seller Comment (2025-02-24): (Rate Lock) Bylwas showing 100% ownership	XXXX 1:21:29 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112862	XXXX	XXXX	XXXX	XXXX 1:23:23 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	Missing verification borrower is minimum 25% owner of business				Reviewer Comment (2025-02-24): Bylaws document received in file and associated. Exception Cleared. Seller Comment (2025-02-24): (Rate Lock) Bylwas showing 100% ownership	XXXX 1:22:55 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112862	XXXX	XXXX	XXXX	XXXX 1:57:07 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX		Property not inspected post FEMA declared disaster, but property is not located near the declared disaster area.	Vendor would not complete a PDI, they stated the property was in a gated community. Lender accepting verbal from the borrower.	XXXX	Reviewer Comment (2025-02-28): Could not obtain a PDI due to gated community, borrower provided attestation not near fires and no damage.			XXXX 1:58:21 PM	2		B		B		B		B		B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112984	XXXX	XXXX	XXXX	XXXX 2:54:40 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for a cash-out refinance on a property that has recently been listed for sale.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors Lender Exception with Compensating Factors 0X30X24 housing history.	XXXX	Reviewer Comment (2025-02-05): Lender Exception with Compensating Factors			XXXX 9:01:36 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112984	XXXX	XXXX	XXXX	XXXX 2:54:40 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for use or rental income from the 1007. No 3 month rental history of subject.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors Lender Exception with Compensating Factors 0X30X24 housing history.	XXXX	Reviewer Comment (2025-02-05): Lender Exception with Compensating Factors			XXXX 9:02:28 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112984	XXXX	XXXX	XXXX	XXXX 2:54:40 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for use of declining income. Income declined 34% from 2023 to 2024 YTD.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors Lender Exception with Compensating Factors 0X30X24 housing history.	XXXX	Reviewer Comment (2025-02-05): Lender Exception with Compensating Factors			XXXX 9:02:38 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112984	XXXX	XXXX	XXXX	XXXX 2:54:40 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	LTV of 80% exceeds the guideline max of 75% for a property recently listed for sale.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors Lender Exception with Compensating Factors 0X30X24 housing history.	XXXX	Reviewer Comment (2025-02-05): Lender Exception with Compensating Factors			XXXX 9:02:49 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112984	XXXX	XXXX	XXXX	XXXX 2:54:40 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%.	CLTV of 80% exceeds the guideline max of 75% for a property recently listed for sale.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors Lender Exception with Compensating Factors 0X30X24 housing history.	XXXX	Reviewer Comment (2025-02-05): Lender Exception with Compensating Factors			XXXX 9:02:57 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112903	XXXX	XXXX	XXXX	XXXX 2:54:40 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 72.84768% exceeds Guideline loan to value percentage of 70.00000%.	Maximum LTV for loan amounts below XXXXk is 70%. LTV of 72.84768% exceeds maximum.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-05): Lender exception with compensating factors.			XXXX 11:18:40 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112903	XXXX	XXXX	XXXX	XXXX 2:54:40 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrowers did not sign the Note and Security Instrument as individuals as required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-17): Lender Exception with Compensating Factors provided. Seller Comment (2025-02-11): (Rate Lock) Added to exception, please review			XXXX 2:45:44 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112903	XXXX	XXXX	XXXX	XXXX 2:54:40 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 72.84768% exceeds Guideline combined loan to value percentage of 70.00000%.	Maximum LTV for loan amounts below XXXXk is 70%. LTV of 72.84768% exceeds maximum.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-17): Lender Exception with Compensating Factors provided. Seller Comment (2025-02-09): (Rate Lock) Please review exception on loan			XXXX 2:40:56 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112815	XXXX	XXXX	XXXX	XXXX 4:17:38 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.88 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR is 0.88 which does not meet the guideline requirements of DSCR 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. 0x30x24	XXXX	Reviewer Comment (2025-02-13): Lender Exception with Compensating Factors provided. Seller Comment (2025-02-03): (Rate Lock) Comp factors updated please reivew Reviewer Comment (2025-01-26): Provide compelling compensating factors for consideration of downgrading/waiving exception.			XXXX 10:07:17 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112872	XXXX	XXXX	XXXX	XXXX 3:43:41 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00007% exceeds Guideline loan to value percentage of 85.00000%.	Calculated LTV	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Lender Exception with Compensating Factors provided. Credit usage at 1%.	XXXX	Reviewer Comment (2025-02-17): Lender Exception with Compensating Factors provided. Seller Comment (2025-02-11): (Rate Lock) Exception added, please review Reviewer Comment (2025-02-06): Rounding is 85%			XXXX 2:35:55 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112872	XXXX	XXXX	XXXX	XXXX 3:43:41 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00007% exceeds Guideline combined loan to value percentage of 85.00000%.	The LTV is exceed the guideline limit of 85%; calculated LTV as 85.00007%.	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Lender Exception with Compensating Factors provided. Credit usage at 1%.	XXXX	Reviewer Comment (2025-02-17): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-02-06): Rounding is 85%			XXXX 2:36:04 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112872	XXXX	XXXX	XXXX	XXXX 3:43:41 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower lives rent free; guidelines require maximum 80% LTV	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Lender Exception with Compensating Factors provided. Credit usage at 1%.	XXXX	Reviewer Comment (2025-02-17): Lender Exception with Compensating Factors provided. Seller Comment (2025-02-11): (Rate Lock) Exception added, please review			XXXX 2:35:30 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112795	XXXX	XXXX	XXXX	XXXX 4:31:37 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Operating Agreement is not signed or dated by the borrower				Reviewer Comment (2025-02-17): Received Operating Agreement. Exception cleared. Seller Comment (2025-02-13): (Rate Lock) Doc provided	XXXX 11:25:01 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112795	XXXX	XXXX	XXXX	XXXX 4:31:37 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower did not sign the Note and Security Instrument as an individual as required by guidelines.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Guaranty agreement executed by borrower.	XXXX	Reviewer Comment (2025-02-18): Lender Exception with Compensating Factors.			XXXX 3:01:36 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112802	XXXX	XXXX	XXXX	XXXX 3:11:03 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower does not meet the minimum tradeline requirements.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	LTV is at least 10% < the guideline maximum. FICO exceeds guideline minimum by at least 40 points. Owned primary over 10 years.	XXXX	Reviewer Comment (2025-01-26): Lender Exception with Compensating Factors provided. Seller Comment (2025-01-21): (Rate Lock) Comp factors updated on exception please review Reviewer Comment (2025-01-16): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception.			XXXX 6:32:32 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112802	XXXX	XXXX	XXXX	XXXX 3:11:03 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file only documents the lease with security deposit for rental income instead of market rent without evidence of rental receipt. ***UPDATE XXXX- Lender Exception provided to use lease in place of 1007.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	LTV is at least 10% < the guideline maximum. FICO exceeds guideline minimum by at least 40 points. Owned primary over 10 years.	XXXX	Reviewer Comment (2025-01-26): Lender Exception with Compensating Factors provided. Seller Comment (2025-01-21): (Rate Lock) Comp factors updated on exception please review Reviewer Comment (2025-01-16): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception.			XXXX 6:32:41 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112802	XXXX	XXXX	XXXX	XXXX 3:11:03 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file does not document the deposit of the gift funds (XXXX and XXXX).				Reviewer Comment (2025-02-17): Gift transfer provided. Reviewer Comment (2025-02-03): Provided documentation does not reflect the deposit of the gift to the borrower's account or funds sent to closing on borrower's behalf. Reviewer Comment (2025-01-26): Evidence of XXXX gift in file. Missing transfer of XXXX gift.	XXXX 2:18:17 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112776	XXXX	XXXX	XXXX	XXXX 5:47:09 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The approval in file does not reflect what matrix was used for approval. Please provide updated approval reflecting what matrix was used for loan approval.				Reviewer Comment (2025-01-16): Approval provided. Seller Comment (2025-01-16): Please see attached approval certificate reflecting the loan program.	XXXX 4:35:09 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112792	XXXX	XXXX	XXXX	XXXX 4:26:21 PM	Credit	Asset	Asset Eligibility	Asset	Borrower has gift funds which are ineligible per guidelines.		Borrower is receiving gift of up to XXXX which exceeds 10% of the purchase price.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-02-05): Lender exception with compensating factors. Reviewer Comment (2025-02-05): Please re-load as no document reflected in file. Seller Comment (2025-01-30): (Rate Lock) Exception updated to reflect correct gift amount Reviewer Comment (2025-01-27): Lender exception update reflects gift of XXXX. Gift amount is XXXX. Seller Comment (2025-01-21): (Rate Lock) Exception updated to reflect increase in gift amount Reviewer Comment (2025-01-17): Lender exception is for gift of XXXX. Gift funds are in the amount of XXXX.			XXXX 2:20:48 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113061	XXXX	XXXX	XXXX	XXXX 3:15:53 PM	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The loan file does not document the Borrowers' ownership in the business that funds were used for closing/reserves.The operating agreement reflects borrowers as managers and sole member as XXXX LLC.				Reviewer Comment (2025-01-26): Documents received, system cleared. Seller Comment (2025-01-21): (Rate Lock) Please see attached operating agreements for XXXX LLC and XXXX LLC (sole member of XXXX LLC). XXXX XXXX and XXXX XXXX (the guarantors on the loan) are the members of XXXX LLC as 51% for XXXX and 49% for XXXX. They have full access to the funds available for accounts under the business name XXXX XXXX LLC.	XXXX 9:52:46 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350113061	XXXX	XXXX	XXXX	XXXX 3:15:53 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The appraisal is marked yes to are there any physical deficiencies or adverse conditions that affect the livability, soundness, or structural integrity of the property.				Reviewer Comment (2025-01-26): Property inspection report provided Seller Comment (2025-01-17): (Rate Lock) Please see attached structural inspection completed by a professional engineer showing foundation is stable as recommended by the appraiser.	XXXX 9:43:55 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112829	XXXX	XXXX	XXXX	XXXX 6:28:04 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 65.00000% exceeds Guideline loan to value percentage of 60.00000%.	Lender approved exception allowing 65% LTV.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors 0X30X24 housing history 65% LTV	XXXX	Reviewer Comment (2025-02-13): Lender Exception with Compensating Factors			XXXX 1:18:18 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112829	XXXX	XXXX	XXXX	XXXX 6:28:04 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 65.00000% exceeds Guideline combined loan to value percentage of 60.00000%.	Lender approved exception allowing 65% LTV.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors 0X30X24 housing history 65% LTV	XXXX	Reviewer Comment (2025-02-13): Lender Exception with Compensating Factors			XXXX 1:18:28 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112829	XXXX	XXXX	XXXX	XXXX 6:28:04 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of XXXX is less than Guideline minimum loan amount of XXXX.	Lender approved exception to allow loan amount below XXXX, without LTV reduction.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors 0X30X24 housing history 65% LTV	XXXX	Reviewer Comment (2025-02-13): Lender Exception with Compensating Factors			XXXX 1:19:53 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112908	XXXX	XXXX	XXXX	XXXX 1:23:23 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender approved an exception to use positive rental income for non-subject REOs. Guideline states it can be used to offset the PITIA only.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Miscellaneous	Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2025-02-07): Lender Exception with Compensating Factors.			XXXX 10:29:38 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112908	XXXX	XXXX	XXXX	XXXX 1:23:23 PM	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report Date: XXXX	XXXX CDA does not reflect full address of subject property. It reflects address of only one unit.				Reviewer Comment (2025-02-17): Update provided.	XXXX 1:55:02 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112982	XXXX	XXXX	XXXX	XXXX 4:12:04 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2025-01-30): Sufficient Cure Provided At Closing		XXXX 11:38:30 AM		1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112982	XXXX	XXXX	XXXX	XXXX 4:12:04 PM	Credit	Title	Document Error	Title	The Preliminary title policy is within XXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2025-02-17): Client elects to Waive. Seller Comment (2025-02-06): (Rate Lock) accept EV2 as is and wishes to proceed			XXXX 1:52:52 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112926	XXXX	XXXX	XXXX	XXXX 4:51:16 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)					Reviewer Comment (2025-02-24): Waived per client request Seller Comment (2025-02-20): (Rate Lock) Lender accepts the EV2 and wishes to waive			XXXX 11:37:15 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112926	XXXX	XXXX	XXXX	XXXX 4:51:16 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX	No valid Change of circumstance provided, nor evidence of cure in file.				Reviewer Comment (2025-02-13): Sufficient Cure Provided At Closing		XXXX 3:46:14 PM		1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	B	B	B	B	B	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112926	XXXX	XXXX	XXXX	XXXX 4:51:16 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject property is marked rural and is zoned Agricultural Residential. Subject property has outbuildings which have been given value but no comps have outbuildings.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Time on job 5+ years. FICO exceeds guideline minimum by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-17): Lender exception with compensating factors.			XXXX 8:23:29 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112857	XXXX	XXXX	XXXX	XXXX 6:28:04 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.74 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.74 does not meet Guideline Debt Service Coverage Ratio	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-24): Lender exception with compensating factors. Seller Comment (2025-02-20): (Rate Lock) Exception provided with CFs Reviewer Comment (2025-02-13): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.			XXXX 2:05:13 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112857	XXXX	XXXX	XXXX	XXXX 6:28:04 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrower did not sign the note and security instrument as an individual as required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-24): Borrower signed a guarantee agreement. Seller Comment (2025-02-20): (Rate Lock) Exception provided with CFs			XXXX 2:03:16 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112858	XXXX	XXXX	XXXX	XXXX 4:49:17 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.79 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Borrower does not meet minimum required DSCR of 1.00.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous Miscellaneous	FICO exceeds guideline minimum by at least 40 points. Revolving credit utilization 6%. 0x30x24 9.26 months reserves	XXXX	Reviewer Comment (2025-03-21): Lender Exception with Compensating Factors.

Seller Comment (2025-03-19): (Rate Lock) Updated CF please review

Reviewer Comment (2025-03-19): Share History provided for XXXX. Please provide sub account number to determine which account the printout associates with and the account history from XXXX - XXXX. Bank statement in file only shows history through XXXX and balances do not line up. Please provide source of all deposits/transfers, exception XXXXn Funds deposits. If the deposits came from the CD account please provide statements for those accounts to verify the balance remaining in the CDs.

Reviewer Comment (2025-03-17): Lender exception comp factor still incorrect.  You state 12 months reserves and we only verify 9.26 months.

Seller Comment (2025-03-13): (Rate Lock) Updated exception to reflect .79

Reviewer Comment (2025-03-12): Need proof of XXXX you used for verified assets.  I received proof of EMD of XXXX.  We agree POC of XXXX and funds need to close of XXXX.  The verified funds you are suing is more than what we have verified.  There mist be more recent bank statements and transfer of funds we not have.  XXXX #XXXX you have XXXX and we have XXXX (XXXX stmt).  XXXX #XXXX we agree with you XXXX.  XXXX #XXXX you have XXXX and we have XXXX (XXXX stmt).  Based on above figures we verified 9.26 month reserves. and lender exceptions states 12 months and verified DSCR is .79 and lender exception states .82.

Reviewer Comment (2025-03-07): Bank print out provided reflecting account balance of XXXX, which is already included in assets. Cash withdraw highlighted, unclear why. If it is for EMD clearing, there is no evidence the funds were used for the EMD. It is not the same amount as reflected on CD and there is no paper trail showing whom it was paid. Check or wire required.

Reviewer Comment (2025-03-03): Verified assets = XXXX - Required funds to close (CTC + POC + EMD CD dated XXXX)= XXXX = XXXX 7.97 months of reserves.

Reviewer Comment (2025-02-26): Reserves used as a comp factor state 12 months and the loan file only documents 7.97 months. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.

Seller Comment (2025-02-24): (Rate Lock) Comp factors updated please review

Reviewer Comment (2025-02-20): Please provide additional compelling compensating factors for consideration of downgrade/waiving exception.
																					XXXX 4:04:07 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113079	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		The loan application is missing from the loan file.				Reviewer Comment (2025-02-18): Application provided, exception cleared. Seller Comment (2025-02-12): (Rate Lock) Please see attached loan application	XXXX 6:23:36 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112861	XXXX	XXXX	XXXX	XXXX 5:26:17 PM	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX	The condo is non-warrantable. Master employee dishonesty insurance is XXXX and must at least 3 months of HOA dues or XXXX. Questionnaire confirms HOA has financial controls in place.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	LTV is at least 10% less than the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-02-14): Lender exception with compensating factors.			XXXX 12:44:46 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112861	XXXX	XXXX	XXXX	XXXX 5:26:17 PM	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided	Gift letter reflects amount of XXXX and closing disclosure reflects gift funds of XXXX.	Reviewer Comment (2025-02-27): Final Cd and final 1003 application verify the less amount of gift funds received at closing.

Seller Comment (2025-02-25): (Rate Lock) as long as the gift ltr is higher than the amt of the gift its acceptable, this is just papers that dont change the loan qualification and are not necessary - please review

Reviewer Comment (2025-02-24): Guidelines require the gift letter must specify the dollar amount of the gift. Please provide section that states the amount is allowed to be less than the gift letter.

Reviewer Comment (2025-02-20): Required Doner withdrawal slip. Exception Remains.

Seller Comment (2025-02-19): (Rate Lock) Please review - the amount is allowed to be less than the gift letter - the letter is the max it can be.
																			XXXX 3:30:13 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112841	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2025-02-18): Waiver received. Seller Comment (2025-02-12): (Rate Lock) Waiver provided; this is an EV2 and we wish to waive. Reviewer Comment (2025-02-11): Note date is XXXX and appraisal provided on XXXX which is not three business days prior to consummation date. EV2 exception.	XXXX 6:40:54 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		B	A	A	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112841	XXXX	XXXX	XXXX	XXXX 6:40:29 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)					Reviewer Comment (2025-02-19): Exception cited as borrower acknowledged to receiving appraisal at least three days before closing but appraisal report date is only two days before closing. Exception cleared as borrower signed an appraisal waiver which still requires the appraisal be given no later than closing and borrower has signed a document acknowledging their receipt before closing.	XXXX 9:47:24 AM			1		A		A		A		A		A	XXXX	XXXX	Investment	Purchase		B	A	A	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112936	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement					Reviewer Comment (2025-02-24): E-Sign Consent Agreement received and associated .Exception cleared Seller Comment (2025-02-21): (Rate Lock) E-Consent provided	XXXX 11:58:03 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112936	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2025-02-10): Sufficient Cure Provided At Closing		XXXX 7:09:45 AM		1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112936	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 79.36508% exceeds Guideline loan to value percentage of 75.00000%.	LTV exceeds guideline maximum of 75%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-02-25): Lender exception with compensating factors. Seller Comment (2025-02-21): (Rate Lock) Please waive as EV2 Reviewer Comment (2025-02-11): Lender exception with compensating factors.			XXXX 5:11:52 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112936	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 79.36508% exceeds Guideline combined loan to value percentage of 75.00000%.	CLTV exceeds guideline maximum of 75%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-02-25): Lender exception with compensating factors. Seller Comment (2025-02-21): (Rate Lock) Please waive as EV2 Reviewer Comment (2025-02-11): Lender exception with compensating factors.			XXXX 5:11:38 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112936	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject property is a 2-unit new XXXX project in XXXX, per the declaration of condominium, the association is supposed to carry a master policy to cover the building structure, however, there is no master policy in file. The Borrower has an H03 policy.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-02-25): Lender exception with compensating factors. Seller Comment (2025-02-21): (Rate Lock) Please waive as EV2 Reviewer Comment (2025-02-11): Lender exception with compensating factors.			XXXX 5:11:30 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112935	XXXX	XXXX	XXXX	XXXX 5:26:17 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of XXXX is over disclosed by XXXX compared to the calculated Amount Financed of XXXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XXXX). (Final/XXXX)	The disclosed Amount Financed in the amount of XXXX is over disclosed by XXXX compared to the calculated Amount Financed of XXXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate.				Reviewer Comment (2025-02-27): Upon further review amount financed was correctly disclosed to consumer Seller Comment (2025-02-26): (Rate Lock) Escrow CD provided in which title fees changed; we balanced our CD to the escrow CD provided. We were provided with the best possible information at the time of both CDs, and no cure should be needed as changed our fees to match titles.	XXXX 12:27:45 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112935	XXXX	XXXX	XXXX	XXXX 5:26:17 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of XXXX is under disclosed by XXXX compared to the calculated Finance Charge of XXXX which exceeds the XXXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XXXX). (Final/XXXX)	The disclosed Finance Charge in the amount of XXXX is under disclosed by XXXX compared to the calculated Finance Charge of XXXX which exceeds the XXXX threshold				Reviewer Comment (2025-02-27): Upon further review finance charge was correctly disclosed to consumer Seller Comment (2025-02-26): (Rate Lock) Escrow CD provided in which title fees changed; we balanced our CD to the escrow CD provided. We were provided with the best possible information at the time of both CDs, and no cure should be needed as changed our fees to match titles.	XXXX 12:27:45 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112935	XXXX	XXXX	XXXX	XXXX 5:26:17 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - XXXX XXXX	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XXXX are underdisclosed. (Final/XXXX)					Reviewer Comment (2025-02-27): XXXX received Letter of explanation and Corrected Closing disclosure. Seller Comment (2025-02-26): (Rate Lock) PCCD provided		XXXX 5:18:43 AM		2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112935	XXXX	XXXX	XXXX	XXXX 5:26:17 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/XXXX)	Incomplete Closing Disclosure dated XXXX provided before Loan Estimate dated XXXX.				Reviewer Comment (2025-02-26): XXXX received lender attestation that the XXXX that is incomplete, and is unsigned by borrower, was not issued to borrower and for balancing purposes Seller Comment (2025-02-26): (Rate Lock) LOE provided	XXXX 3:35:54 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112935	XXXX	XXXX	XXXX	XXXX 5:26:17 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/XXXX)	Incomplete Closing Disclosure dated XXXX provided before Loan Estimate dated XXXX.				Reviewer Comment (2025-02-26): XXXX received lender attestation that the XXXX that is incomplete, and is unsigned by borrower, was not issued to borrower and for balancing purposes Seller Comment (2025-02-26): (Rate Lock) LOE provided	XXXX 3:35:54 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112935	XXXX	XXXX	XXXX	XXXX 5:26:17 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file contains three months personal bank statements when guidelines require 3 months business bank statements.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Time on job 5+ years. DTI below maximum by 5% or greater. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-14): Lender exception with compensating factors.			XXXX 8:37:47 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112935	XXXX	XXXX	XXXX	XXXX 5:26:17 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The CPA reflected in file reviewed the borrower's tax returns but has not filed the borrower's most recent returns as required by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Time on job 5+ years. DTI below maximum by 5% or greater. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-14): Lender exception with compensating factors.			XXXX 8:37:39 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112935	XXXX	XXXX	XXXX	XXXX 5:26:17 PM	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2025-03-03): 1008 provided that addresses alerts on fraud report. Seller Comment (2025-02-27): (Rate Lock) 1008 provided	XXXX 5:16:51 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112868	XXXX	XXXX	XXXX	XXXX 4:19:09 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX	The Subject property is located in a FEMA Disaster area . A post-Disaster inspection verifying there was no damage to the subject property required				Reviewer Comment (2025-02-21): Appraisal effective date is after disaster declaration date with no damages reported from disaster.	XXXX 9:08:16 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112868	XXXX	XXXX	XXXX	XXXX 4:19:09 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender approved exception for the property being owned prior to closing by an LLC that is majority owned or controlled by the borrower, the time it was held by the LLC may be counted towards meeting the borrower's six month ownership requirement. Borrower is 50% owner and is not majority.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2025-02-21): Lender Exception with Compensating Factors.			XXXX 8:59:34 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112960	XXXX	XXXX	XXXX	XXXX 5:03:06 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Non-warrantable condo: Per the documents in file the project is undergoing several projects related to the critical components of the building. Repairs were needed to the elevators due to water damage, PT cables, pipe failures, cooling tower repairs and facade restoration. The elevator project, facade restoration project, piping systems are not completed. however, per the property management representative, these projects do not relate to the health and safety of the project.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. LTV is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-03-03): Lender elects to waive. Seller Comment (2025-02-27): (Rate Lock) EV2 please waive Reviewer Comment (2025-02-26): Lender exception with compensating factors.			XXXX 5:19:06 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112960	XXXX	XXXX	XXXX	XXXX 5:03:06 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003/Declarations: F. Are you a co-signer or guarantor on any debt or loan that is not disclosed on this application? reflects Yes. Missing documented and/or does not meet guideline requirements.	Borrower: XXXX XXXX					Reviewer Comment (2025-03-07): Corrected page received. Cleared. Seller Comment (2025-03-05): (Rate Lock) "Yes" was marked in error, corrected declarations uploaded	XXXX 11:39:00 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112960	XXXX	XXXX	XXXX	XXXX 5:03:06 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower did not sign the Note and DOT as an individual as required by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. LTV is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-03-03): Lender exception with compensating factors. Seller Comment (2025-03-01): (Rate Lock) Exception provided			XXXX 5:19:36 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112809	XXXX	XXXX	XXXX	XXXX 4:13:17 PM	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX	The Subject is a non warrantable New XXXX condo that meets requirements. However, the master insurance is limited to XXXXmm per occurrence and the replacement cost value is XXXX. Also the ordinance or law parts B and C are not included in the policy.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-23): Lender exception with compensating factors.			XXXX 10:21:36 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112809	XXXX	XXXX	XXXX	XXXX 4:13:17 PM	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided		The required Closing Protection Letter is missing from the loan file.				Reviewer Comment (2025-02-04): Closing Protection Letter is not required for XXXX state. Exception cleared. Seller Comment (2025-02-02): (Rate Lock) This is invalid. CPLs are not required in the state of XXXX. Please clear or escalate Reviewer Comment (2025-01-31): Closing Protection Letter is required for each loan transaction. Exception Remains. Seller Comment (2025-01-30): (Rate Lock) CPL not required inXXXXplease clear	XXXX 11:35:29 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112930	XXXX	XXXX	XXXX	XXXX 4:14:30 PM	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2025-02-13): 1008 provided. Cleared.	XXXX 8:50:21 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112810	XXXX	XXXX	XXXX	XXXX 4:14:30 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.89 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR 0.965 less than 1 which is required for first time investors.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	FICO exceeds guidelines by at least 40 points. Borrower has owned current primary for 10 years. Borrower has clear credit history.	XXXX	Reviewer Comment (2025-02-17): Lender Exception with Compensating Factors provided. Seller Comment (2025-02-05): (Rate Lock) Comp factors updated on exception please review Reviewer Comment (2025-01-31): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.			XXXX 1:51:45 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113003	XXXX	XXXX	XXXX	XXXX 4:19:09 PM	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX	File does not contain documentation from lender/seller confirming the condo is warrantable, missing HOA questionnaire.				Reviewer Comment (2025-02-26): Received Seller Comment (2025-02-21): (Rate Lock) HOA is XXXX approved, please find attached CPM.	XXXX 2:01:29 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350113003	XXXX	XXXX	XXXX	XXXX 4:19:09 PM	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2025-02-26): Received	XXXX 2:01:38 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112932	XXXX	XXXX	XXXX	XXXX 3:43:41 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower does not meet minimum tradeline requirements of length of credit.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guideline minimum by at least 40 points. LTV is 5% below guideline maximum.	XXXX	Reviewer Comment (2025-02-18): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-02-18): Compensating factor provided is 0x30x24 housing history when there is an exception for private VOR w/o cancelled checks. Please provide additional compelling compensating factors for consideration of downgrading/waiving exceptions. Seller Comment (2025-02-10): (Rate Lock) cfs provided Reviewer Comment (2025-02-06): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.			XXXX 4:43:25 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112932	XXXX	XXXX	XXXX	XXXX 3:43:41 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower does not meet VOR housing requirements, private VOR provided in file with no cancelled checks as borrower pays cash.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guideline minimum by at least 40 points. LTV is 5% below guideline maximum.	XXXX	Reviewer Comment (2025-02-18): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-02-18): Compensating factor provided is 0x30x24 housing history when there is an exception for private VOR w/o cancelled checks. Please provide additional compelling compensating factors for consideration of downgrading/waiving exceptions. Seller Comment (2025-02-10): (Rate Lock) cfs provided Reviewer Comment (2025-02-06): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.			XXXX 4:43:14 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112932	XXXX	XXXX	XXXX	XXXX 3:43:41 PM	Credit	Guideline	Guideline Issue	Guideline	Borrower is a first time home buyer and ineligible per guidelines.	Borrower: XXXX XXXX	Borrower is a first time homebuyer which is ineligible per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guideline minimum by at least 40 points. LTV is 5% below guideline maximum.	XXXX	Reviewer Comment (2025-02-18): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-02-18): Compensating factor provided is 0x30x24 housing history when there is an exception for private VOR w/o cancelled checks. Please provide additional compelling compensating factors for consideration of downgrading/waiving exceptions. Seller Comment (2025-02-10): (Rate Lock) cfs provided			XXXX 4:42:35 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112823	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Borrower's own funds percent discrepancy.	Calculated borrower's own funds of 2.40% is less than Guideline required borrower's own funds of 10.00%.	The Borrower received a Gift that exceeds 10% of the Purchase Price. The Borrower does not meet the required 10% contribution.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-11): Lender exception with compensating factors.			XXXX 3:38:01 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112823	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.88 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	The minimum DSCR required is 1.00. The calculated DSCR is 0.88.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-11): Lender exception with compensating factors.			XXXX 3:38:09 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112823	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The loan file is missing the Borrower's ownership percentage in the company that funds were used for closing/reserves (XXXX XXXX).				Reviewer Comment (2025-02-18): Documentation provided only reflects 1 Member. Cleared. Reviewer Comment (2025-02-14): Provided document business entity listing does not reflects borrower's ownership percentage. Require operating agreement or additional supporting documents that reflects borrower's ownership percentage. Exception Remains.	XXXX 5:47:51 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113056	XXXX	XXXX	XXXX	XXXX 5:13:47 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property's zoning classification per the appraisal is "General Agriculture" which is ineligible per guidelines.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's Experience/Track Record	FICO exceeds guidelines by at least 40 points. Borrower's Experience/Track Record. The borrower has: 13 Years of Experience.	XXXX	Reviewer Comment (2025-01-30): Lender exception with compensating factors.			XXXX 10:23:46 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112925	XXXX	XXXX	XXXX	XXXX 4:12:04 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX 1099 Transcript	File is missing XXXX 1099 transcript. The file is missing YTD income information as required by guidelines for 1099 income.				Reviewer Comment (2025-02-24): Documents received, system cleared. Seller Comment (2025-02-20): (Rate Lock) Please see exception on loan - no transcripts only 1099 and DTI over 43% Reviewer Comment (2025-02-18): A copy of the 1099 was provided however the transcripts were not provided.	XXXX 12:45:58 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112925	XXXX	XXXX	XXXX	XXXX 4:12:04 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	File is XXXX XXXX 1099 transcript. The file is missing YTD income information as required by guidelines for 1099 income. The DTI exceeds guidelines of 43% for a first time homebuyer.				Reviewer Comment (2025-02-26): Lender Exception with Compensating Factors, system cleared. Seller Comment (2025-02-20): (Rate Lock) Please see exception on loan - no transcripts only 1099 and DTI over 43% Reviewer Comment (2025-02-18): A copy of the 1099 was provided however the transcripts were not provided.	XXXX 5:29:00 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112925	XXXX	XXXX	XXXX	XXXX 4:12:04 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		File is missing XXXX 1099 transcript. The file is missing YTD income information as required by guidelines for 1099 income.	Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. Lender Exception with Compensating Factors. FICO exceeds guideline minimum by at least 40 points. Residual income XXXX.	XXXX	Reviewer Comment (2025-02-25): Lender Exception with Compensating Factors. Seller Comment (2025-02-20): (Rate Lock) Please see exception on loan - no transcripts only 1099 and DTI over 43% Reviewer Comment (2025-02-18): A copy of the 1099 was provided however the transcripts were not provided.			XXXX 8:46:03 AM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112925	XXXX	XXXX	XXXX	XXXX 4:12:04 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	File is missing XXXX transcript. The file is missing YTD income information as required by guidelines for 1099 income. The DTI exceeds guidelines of 43% for a first time homebuyer.				Reviewer Comment (2025-02-26): NonQM Seller Comment (2025-02-20): (Rate Lock) Please see exception on loan - no transcripts only 1099 and DTI over 43% Reviewer Comment (2025-02-18): A copy of the 1099 was provided however the transcripts were not provided.	XXXX 11:23:16 AM			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112925	XXXX	XXXX	XXXX	XXXX 4:12:04 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	File is missing XXXX transcript. The DTI exceeds guidelines of 43% for a first time homebuyer.				Reviewer Comment (2025-02-26): Lender Exception with Compensating Factors, system cleared Seller Comment (2025-02-20): (Rate Lock) Please see exception on loan - no transcripts only 1099 and DTI over 43% Reviewer Comment (2025-02-18): A copy of the 1099 was provided however the transcripts were not provided.	XXXX 5:29:45 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112925	XXXX	XXXX	XXXX	XXXX 4:12:04 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 48.63602% significantly exceeds the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	The DTI exceeds 43% for a borrower is living rent free.	Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. Lender Exception with Compensating Factors. FICO exceeds guideline minimum by at least 40 points. Residual income XXXX.	XXXX	Reviewer Comment (2025-02-26): Lender Exception with Compensating Factors. Seller Comment (2025-02-20): (Rate Lock) Please see exception on loan - no transcripts only 1099 and DTI over 43% Reviewer Comment (2025-02-18): A copy of the 1099 was provided however the transcripts were not provided.			XXXX 5:30:33 AM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112925	XXXX	XXXX	XXXX	XXXX 4:12:04 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 48.63602% exceeds Guideline total debt ratio of 43.00000%.	The DTI exceeds 43% for a borrower living rent free.	Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. Lender Exception with Compensating Factors. FICO exceeds guideline minimum by at least 40 points. Residual income XXXX.	XXXX	Reviewer Comment (2025-02-25): Lender Exception with Compensating Factors. Seller Comment (2025-02-20): (Rate Lock) Please see exception on loan - no transcripts only 1099 and DTI over 43% Reviewer Comment (2025-02-18): Rebuttal not received.			XXXX 8:46:57 AM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112917	XXXX	XXXX	XXXX	XXXX 4:13:54 PM	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The account is in a business name. The loan file does not contain evidence of the Borrower's ownership percentage of said Business.				Reviewer Comment (2025-03-13): Received Evidence of Access to Funds to verify the ownership percentage. Exception Cleared.	XXXX 10:26:07 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112917	XXXX	XXXX	XXXX	XXXX 4:13:54 PM	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The account is in a business name. The loan file does not contain evidence of the Borrower's ownership percentage of said Business.				Reviewer Comment (2025-03-13): Received Evidence of Access to Funds to verify the ownership percentage. Exception Cleared.	XXXX 10:26:33 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112791	XXXX	XXXX	XXXX	XXXX 3:44:29 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject is a non-warrantable condo. This is a project in XXXX, everything meets guidelines except the budget. They are currently allocating XXXX - 3.42% of their annual income to reserves. They should be allocating at least XXXX to reserves. At the end of the year they will have a net income that will be transferred to reserves and this will put the reserves at 4.9%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	LTV is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-28): Lender exception with compensating factors.			XXXX 9:24:24 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112968	XXXX	XXXX	XXXX	XXXX 3:33:53 PM	Credit	Guideline	Guideline Issue	Guideline	Borrower has been on current job less than 2 years, and prior employment history was not documented as required.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XXXX	Borrower has been on current job less than 2 years, and prior employment history is required.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been at the same employment for over 5 years. Residual income is at least XXXX. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-27): Lender exception with compensating factors. Seller Comment (2025-02-24): (Rate Lock) Comp factors updated please review Reviewer Comment (2025-02-19): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception.			XXXX 2:24:34 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112968	XXXX	XXXX	XXXX	XXXX 3:33:53 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject loan is a SFR with 2 ADU's which is ineligible per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been at the same employment for over 5 years. Residual income is at least XXXX. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-19): Lender exception with compensating factors.			XXXX 11:44:51 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112968	XXXX	XXXX	XXXX	XXXX 3:33:53 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file has a stamped IRS XXXX tax returns due to amended returns recently filed on XXXX. ..	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been at the same employment for over 5 years. Residual income is at least XXXX. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-27): Lender exception with compensating factors. Seller Comment (2025-02-24): (Rate Lock) Comp factors updated please review Reviewer Comment (2025-02-19): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception.			XXXX 2:24:12 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112968	XXXX	XXXX	XXXX	XXXX 3:33:53 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file only contains a WVOE and last pay stub for XXXX for the Borrower and IRS transcripts aren't available for XXXX at time of closing.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been at the same employment for over 5 years. Residual income is at least XXXX. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-27): Lender exception with compensating factors. Seller Comment (2025-02-24): (Rate Lock) Comp factors updated please review Reviewer Comment (2025-02-19): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception.			XXXX 2:24:02 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112968	XXXX	XXXX	XXXX	XXXX 3:33:53 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Co-borrower only has 4 months of employment. Co-borrower was previously self-employed in a different industry.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been at the same employment for over 5 years. Residual income is at least XXXX. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-27): Lender exception with compensating factors. Seller Comment (2025-02-24): (Rate Lock) Comp factors updated please review Reviewer Comment (2025-02-19): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Provide additional compelling compensating factors for consideration of downgrading/waiving exception.			XXXX 2:23:53 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112775	XXXX	XXXX	XXXX	XXXX 1:33:09 PM	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of XXXX is less than Cash From Borrower XXXX.	Available funds insufficient for closing.				Reviewer Comment (2025-03-05): Final settlement statement provided, exception cleared. Seller Comment (2025-03-03): (Rate Lock) Please see final SS attached	XXXX 8:27:06 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	A	D	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112775	XXXX	XXXX	XXXX	XXXX 1:33:09 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 3.00.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.				Reviewer Comment (2025-03-05): Final settlement statement provided, exception cleared. Seller Comment (2025-03-03): (Rate Lock) as per the 1008 we have 2 months for reserves	XXXX 8:27:13 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	A	D	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112775	XXXX	XXXX	XXXX	XXXX 1:33:09 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The approval reflects Expanded DSCR guidelines were used for approval. Please provide the Expanded DSCR matrix.				Reviewer Comment (2025-03-05): Updated to DSCR Bluepoint, exception cleared. Seller Comment (2025-03-03): (Rate Lock) Please review against BluePoint DSCR, it's just a different name but same matrix	XXXX 8:27:51 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	A	D	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112775	XXXX	XXXX	XXXX	XXXX 1:33:09 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Borrower's own funds percent discrepancy.	Calculated borrower's own funds of 4.75% is less than Guideline required borrower's own funds of 10.00%.	The guidelines state a 10% borrower contribution is required with use of gift funds.				Reviewer Comment (2025-03-05): Final settlement statement provided, exception cleared. Seller Comment (2025-03-03): (Rate Lock) Please see attached	XXXX 8:27:18 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	A	D	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112775	XXXX	XXXX	XXXX	XXXX 1:33:09 PM	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		The Closing Disclosure in file does not document the receipt of the Borrower's gift funds or earnest money deposit.				Reviewer Comment (2025-03-05): Final settlement statement provided, exception cleared. Seller Comment (2025-03-03): (Rate Lock) Please see final SS attached.	XXXX 8:27:23 AM			1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Purchase		D	A	D	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112920	XXXX	XXXX	XXXX	XXXX 6:10:52 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.85 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	The minimum DSCR for a Purchase Transaction is 1.00. The calculated DSCR is .849.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2025-02-12): Lender Exception with Compensating Factors.			XXXX 12:00:39 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112948	XXXX	XXXX	XXXX	XXXX 4:42:55 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Appraisal report delivery receipt is missing in file.				Reviewer Comment (2025-03-05): Client elects to Waive. Seller Comment (2025-03-04): (Rate Lock) accept EV2 as is and wishes to proceed			XXXX 7:29:55 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112948	XXXX	XXXX	XXXX	XXXX 4:42:55 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	List of Homeownership Counseling Organizations is missing in file.				Reviewer Comment (2025-03-05): Client elects to Waive. Seller Comment (2025-03-04): (Rate Lock) accept EV2 as is and wishes to proceed			XXXX 7:36:53 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112948	XXXX	XXXX	XXXX	XXXX 4:42:55 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of XXXX is over disclosed by XXXX compared to the calculated Amount Financed of XXXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XXXX). (Final/XXXX)	The disclosed Amount Financed in the amount of XXXX is over disclosed by XXXX compared to the calculated Amount Financed of XXXX				Reviewer Comment (2025-03-06): Upon further review, finance charge, amount financed and APR correctly disclosed	XXXX 11:25:51 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112948	XXXX	XXXX	XXXX	XXXX 4:42:55 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure APR	TILA-RESPA Integrated Disclosure - Loan Calculations: APR of 8.69100% on Final Closing Disclosure provided on XXXX is under-disclosed from the calculated APR of 11.62073% outside of 0.125% tolerance. (Final/XXXX)	APR of 8.69100% on Final Closing Disclosure provided on XXXX is under-disclosed from the calculated APR of 11.62073% outside of 0.125% tolerance				Reviewer Comment (2025-03-06): Upon further review, finance charge, amount financed and APR correctly disclosed	XXXX 11:25:51 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112948	XXXX	XXXX	XXXX	XXXX 4:42:55 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of XXXX is under disclosed by XXXX compared to the calculated Finance Charge of XXXX which exceeds the XXXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XXXX). (Final/XXXX)	The disclosed Finance Charge in the amount of XXXX is under disclosed by XXXX compared to the calculated Finance Charge of XXXX which exceeds the XXXX threshold				Reviewer Comment (2025-03-06): Upon further review, finance charge, amount financed and APR correctly disclosed	XXXX 11:25:51 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112948	XXXX	XXXX	XXXX	XXXX 4:42:55 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XXXX). The disclosed Total of Payments in the amount of XXXX is under disclosed by XXXX compared to the calculated total of payments of XXXX which exceeds the XXXX threshold. (Final/XXXX)	The disclosed Total of Payments in the amount of XXXX is under disclosed by XXXX compared to the calculated total of payments of XXXX which exceeds the XXXX threshold.				Reviewer Comment (2025-03-24): XXXX received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission. Seller Comment (2025-03-22): (Rate Lock) NRTC provided Reviewer Comment (2025-03-06): XXXX received Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure and proof of mailing. As this is a Material Disclosure violation on a rescindable transaction, the reopening of rescission is also required. Please provide proof rescission reopened to all consumers.		XXXX 3:10:57 PM		2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112948	XXXX	XXXX	XXXX	XXXX 4:42:55 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Subordination Fee. Fee Amount of XXXX exceeds tolerance of XXXX. A valid COC or cure was not provided.				Reviewer Comment (2025-03-07): XXXX received PCCD, LOE, proof of mailing & copy of refund check.		XXXX 2:28:37 AM		2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112948	XXXX	XXXX	XXXX	XXXX 4:42:55 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Failure due to DTI exceeding maximum of 55%				Reviewer Comment (2025-03-10): System cleared after Lender Exception with Compensating Factors provided. Seller Comment (2025-03-06): (Rate Lock) Please review using the .5% for student loans per exception.	XXXX 2:10:08 PM			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112948	XXXX	XXXX	XXXX	XXXX 4:42:55 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	DTI exceeds maximum guidelines of 55%.				Reviewer Comment (2025-03-10): System cleared after Lender Exception with Compensating Factors provided. Seller Comment (2025-03-06): (Rate Lock) Please review using the .5% for student loans per exception.	XXXX 2:10:08 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112948	XXXX	XXXX	XXXX	XXXX 4:42:55 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		A payment of 0.5% of student loan balances was used to calculate the monthly payment instead of 1% as required per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	5+ years on job. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-03-25): Lender exception provided. Reviewer Comment (2025-03-05): Lender Exception with Compensating Factors provided. Seller Comment (2025-03-04): (Rate Lock) Exception approved for this please review			XXXX 1:37:56 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112948	XXXX	XXXX	XXXX	XXXX 4:42:55 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (XXXX)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.					Reviewer Comment (2025-03-05): Client elects to Waive. Seller Comment (2025-03-04): (Rate Lock) accept EV2 as is and wishes to proceed			XXXX 7:30:36 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112948	XXXX	XXXX	XXXX	XXXX 4:42:55 PM	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2025-03-10): 1008 with review comments provided.	XXXX 2:11:31 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112882	XXXX	XXXX	XXXX	XXXX 6:10:52 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 77.34807% exceeds Guideline loan to value percentage of 75.00000%.	The maximum LTV is 75% and the Borrower's calculated LTV is 77.34807%.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Reserves exceed guidelines by at least 4 months. Owned multiple properties - 0x30x24 length of ownership, clean history.	XXXX	Reviewer Comment (2025-02-17): Lender Exception with Compensating Factors provided. Seller Comment (2025-02-14): (Rate Lock) Additional comps added please review Reviewer Comment (2025-02-12): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.			XXXX 12:59:18 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112882	XXXX	XXXX	XXXX	XXXX 6:10:52 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 77.34807% exceeds Guideline combined loan to value percentage of 75.00000%.	The maximum CLTV is 75% and the Borrower's calculated CLTV is 77.34807%.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Miscellaneous	Reserves exceed guidelines by at least 4 months. Owned multiple properties - 0x30x24 length of ownership, clean history.	XXXX	Reviewer Comment (2025-02-17): Lender Exception with Compensating Factors provided. Seller Comment (2025-02-14): (Rate Lock) Additional comps added please review Reviewer Comment (2025-02-12): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.			XXXX 12:59:29 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112898	XXXX	XXXX	XXXX	XXXX 5:10:41 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation.	Corrected Closing Disclosure provided on or after XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation.	Reviewer Comment (2025-03-13): XXXX received lender attestation that 2-20 CD not issued to borrower

Reviewer Comment (2025-03-11): XXXX received rebuttal that XXXX docs were not sent to borrower since docs were redrawn on XXXX.  However, there were two versions of the XXXX CD.  The issue appears related to the Doc ID 0486 with XXXX date issued that has no product &  XXXX P&I on page 1 and -0- Loan Calculations on page 5.  As there are two versions of the XXXX CD, the lender attestation was not specific to which CD or if both were not provided to borrower and the disclosure tracking details does reflect a XXXX Revised CD had been issued.  Please provide a more specific lender attestation speaking to which disclosure this relates to. If a disclosure was not issued to borrower, XXXX requires a Lender Attestation document that specifies any disclosure(s) and identifying of the disclosure, an explanation on why the disclosure was included in loan package for testing and if not disclosed to borrower, attesting that borrower was never issued or disclosed the disclosure(s) in question.  Please provide a written document general attestation from lender with specific information identifying draft or title balancing CDs that are not provided to consumer to be used for lenders files to exclude non-borrower CDs from testing.  Please provide attestation indicating incomplete CDs with no issue date, 0% or blank interest rate, no payments, and/or blank page 5 loan calculations table are draft or title balancing CDs not disclosed/provided to consumer.  XXXX can then retest if no information in file reflects a disclosure was provided to borrower.
																			XXXX 10:37:45 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	TRID timing exception, no remediation available.	C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112898	XXXX	XXXX	XXXX	XXXX 5:10:41 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property is an SFR with 2 multiple accessory units that is ineligible per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous	Lender Exception with Compensating Factors provided. Score 719	XXXX	Reviewer Comment (2025-03-18): Lender Exception with Compensating Factors provided. Seller Comment (2025-03-14): (Rate Lock) Exception updated please review Reviewer Comment (2025-03-05): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.			XXXX 2:12:36 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112898	XXXX	XXXX	XXXX	XXXX 5:10:41 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.13 is less than Guideline PITIA months reserves of 6.00.	Calculated PITIA months reserves of 3.13 is less than Guideline PITIA months reserves of 6.00 require additional funds required	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous	Lender Exception with Compensating Factors provided. Score 719	XXXX	Reviewer Comment (2025-03-18): Lender Exception with Compensating Factors provided. Seller Comment (2025-03-14): (Rate Lock) Exception updated please review			XXXX 2:12:58 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112898	XXXX	XXXX	XXXX	XXXX 5:10:41 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Calculated PITIA months reserves of 3.13 is less than Guideline PITIA months reserves of 6.00 require additional funds required. Gift funds came from a cash advance on a credit card which is ineligible per guidelines. *****UPDATE XXXX- Only remaining asset exception, the loan file is short the required 6 months reserves.				Reviewer Comment (2025-03-18): System cleared after Lender Exception with Compensating Factors provided. Seller Comment (2025-03-14): (Rate Lock) Exception updated please review	XXXX 2:14:57 PM			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112898	XXXX	XXXX	XXXX	XXXX 5:10:41 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Calculated PITIA months reserves of 3.13 is less than Guideline PITIA months reserves of 6.00 require additional funds required. Gift funds came from a cash advance on a credit card which is ineligible per guidelines. *****UPDATE XXXX- Only remaining asset exception, the loan file is short the required 6 months reserves.				Reviewer Comment (2025-03-18): System cleared after Lender Exception with Compensating Factors provided. Seller Comment (2025-03-14): (Rate Lock) Exception updated please review	XXXX 2:14:57 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112898	XXXX	XXXX	XXXX	XXXX 5:10:41 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Gift funds came from a cash advance on a credit card which is ineligible per guidelines. The loan file is short the required 6 months reserves. *****UPDATE XXXX- Only remaining asset exception, the loan file is short the required 6 months reserves.				Reviewer Comment (2025-03-18): System cleared after Lender Exception with Compensating Factors provided. Seller Comment (2025-03-14): (Rate Lock) Exception updated please review	XXXX 2:14:31 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112898	XXXX	XXXX	XXXX	XXXX 5:10:41 PM	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Gift funds came from a cash advance on a credit card which is ineligible per guidelines. The loan file is short the required 6 months reserves. *****UPDATE XXXX- Only remaining asset exception, the loan file is short the required 6 months reserves.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous	Lender Exception with Compensating Factors provided. Score 719	XXXX	Reviewer Comment (2025-03-18): Lender Exception with Compensating Factors provided. Seller Comment (2025-03-14): (Rate Lock) Exception updated please review Reviewer Comment (2025-03-05): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception (exception for gift funds).			XXXX 2:13:23 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112852	XXXX	XXXX	XXXX	XXXX 3:43:41 PM	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement					Reviewer Comment (2025-02-12): Exception cleared - E-Sign Consent Agreement received and associated in clarity.	XXXX 11:51:45 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112852	XXXX	XXXX	XXXX	XXXX 3:43:41 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	File is missing evidence of receipt of Appraisal.				Reviewer Comment (2025-02-12): Exception cleared - Right to received copy of appraisal received and updated clarity. Seller Comment (2025-02-09): (Rate Lock) accept EV2 as is and wishes to proceed	XXXX 3:59:52 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112852	XXXX	XXXX	XXXX	XXXX 3:43:41 PM	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.67602% or Final Disclosure APR of 9.68200% is equal to or greater than the threshold of APOR 6.98% + 1.5%, or 8.48000%. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2025-02-12): Exception cleared - Right to received copy of appraisal received and updated clarity.	XXXX 3:59:52 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112852	XXXX	XXXX	XXXX	XXXX 3:43:41 PM	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	File is missing evidence of receipt of Appraisal.				Reviewer Comment (2025-02-12): Exception cleared - Right to received copy of appraisal received and updated clarity. Reviewer Comment (2025-02-12): Exception Remains - The received appraisal delivery proof for XXXX. Provide the appraisal delivery proof for the appraisal report dated XXXX.	XXXX 3:59:52 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112852	XXXX	XXXX	XXXX	XXXX 3:43:41 PM	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood Certificate Subject Address does not match Note address.				Reviewer Comment (2025-02-12): Exception cleared - The correct note received and updated clarity as required. Seller Comment (2025-02-10): (Rate Lock) The note has the incorrect zip code - zip code should be XXXX per title agent	XXXX 3:53:33 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112852	XXXX	XXXX	XXXX	XXXX 3:43:41 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	XXXX Transmittal Summary (XXXX Form 1008 11/92) is missing.						Reviewer Comment (2025-02-12): Exception cleared - The 1008 received and associated in clarity.	XXXX 11:52:30 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112852	XXXX	XXXX	XXXX	XXXX 3:43:41 PM	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2025-02-17): 1008 with clarifications provided.	XXXX 11:54:37 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112852	XXXX	XXXX	XXXX	XXXX 3:59:52 PM	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.					Reviewer Comment (2025-02-18): Client elects to Waive. Seller Comment (2025-02-18): (Rate Lock) accept EV2 as is and wishes to proceed Reviewer Comment (2025-02-17): Agree. Page provided is correct. HPML fail- okay to proceed as long as escrows remain, full appraisal, and delivery requirements are met.			XXXX 11:10:02 AM	2		B		B		B		B		B	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112852	XXXX	XXXX	XXXX	XXXX 4:00:33 PM	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.						Reviewer Comment (2025-02-12): Exception cleared - The correct note received and updated clarity as required the Zip code XXXX are the same.	XXXX 4:02:08 PM			1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112852	XXXX	XXXX	XXXX	XXXX 4:00:40 PM	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report Date: XXXX, Valuation Type: Desk Review / Valuation Report Date: XXXX					Reviewer Comment (2025-02-12): Exception cleared - The correct note received and updated clarity as required the Zip code XXXX are the same.	XXXX 4:02:04 PM			1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112860	XXXX	XXXX	XXXX	XXXX 3:07:39 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Final Closing Disclosure provided on XXXX did not disclose a reason for not having an escrow account on page 4.				Reviewer Comment (2025-02-25): XXXX received Letter of explanation and Corrected Closing disclosure.		XXXX 11:45:42 PM		2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112860	XXXX	XXXX	XXXX	XXXX 3:07:39 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/XXXX)	LE issued XXXX and received XXXX, which was after Closing Disclosure issued XXXX and received XXXX.	Reviewer Comment (2025-02-25): XXXX received LOA to remove document(s) 0309 estimated to be provided on XXXX, from testing as not provided to the borrower.

Reviewer Comment (2025-02-25): XXXX received Disclosure Tracking summary.  However, the issue is related to the initial CD, issued XXXX prior to the final LE on XXXX.  Disclosure tracking reflects the XXXX LE sent & received but does not reflect the XXXX CD, see Doc ID 0309. If a disclosure was not issued to borrower, XXXX requires a Lender Attestation document that specifies any disclosure(s) and identifying of the disclosure, an explanation on why the disclosure was included in loan package for testing and if not disclosed to borrower, attesting that borrower was never issued or disclosed the disclosure(s) in question.  Please provide a written document general attestation from lender with specific information identifying draft or title balancing CDs that are not provided to consumer to be used for lenders files to exclude non-borrower CDs from testing.  Please provide attestation indicating incomplete CDs with no issue date, 0% or blank interest rate, no payments, and/or blank page 5 loan calculations table are draft or title balancing CDs not disclosed/provided to consumer.  XXXX can then retest if no information in file reflects a disclosure was provided to borrower.
																			XXXX 11:46:42 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112821	XXXX	XXXX	XXXX	XXXX 5:13:47 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Note and Mortgage reflect XXXX XXXX Inc. when entity documentation in file reflects XXXX XXXX. Guidelines state corporations are ineligible for vesting.				Reviewer Comment (2025-03-03): Corrected Note and SI provided with name update. Seller Comment (2025-02-28): (Rate Lock) Corrected note and DOT to show it as an LLC, not Inc	XXXX 10:32:17 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112821	XXXX	XXXX	XXXX	XXXX 5:13:47 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrowers did not sign the Note and Security Instruments as individuals as required by guidelines.				Reviewer Comment (2025-03-03): Corrected Note and SI provided with name update. Seller Comment (2025-03-01): (Rate Lock) Exception provided	XXXX 10:29:48 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112821	XXXX	XXXX	XXXX	XXXX 5:13:47 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file does not contain an operating agreement for XXXX XXXX Inc to reflect the Borrowers' ownership as property was vested in this business at origination.				Reviewer Comment (2025-03-03): Corrected Note and SI provided with name update. Seller Comment (2025-02-28): (Rate Lock) Corrected note and DOT to show it as an LLC, not Inc	XXXX 10:29:41 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350113085	XXXX	XXXX	XXXX	XXXX 3:52:19 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2025-01-31): Sufficient Cure Provided At Closing		XXXX 4:14:45 AM		1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113085	XXXX	XXXX	XXXX	XXXX 3:52:19 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2025-02-04): Sufficient Cure Provided At Closing		XXXX 2:19:27 PM		1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113085	XXXX	XXXX	XXXX	XXXX 3:52:19 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The CPA letter in file does not reflect the borrower's ownership percentage in the company used for income qualification.				Reviewer Comment (2025-02-11): Updated documentation provided. Seller Comment (2025-02-05): Please see attached. Borrower is a sole owner entrepreneur. CPA letter states work for himself, and the Business narrative show 100%	XXXX 10:05:15 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112818	XXXX	XXXX	XXXX	XXXX 4:14:30 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Non warrantable condo with master insurance limited to XXXXM per occurrence while the replacement cost is XXXX. And insurance does not include part B and C.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	DSCR is > guideline requirement by .50. LTV is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-01-31): Lender exception with compensating factors.			XXXX 11:27:59 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112818	XXXX	XXXX	XXXX	XXXX 4:14:30 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrower did not sign the Note and Security Instrument as an individual as required by guidelines.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	LTV is at least 10% < the guideline maximum. DSCR is > guideline requirement by .50. FICO exceeds guidelines by at least 40 points. Borrower executed guaranty agreement.	XXXX	Reviewer Comment (2025-03-12): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-02-18): Borrower executed guaranty agreement. Seller Comment (2025-02-07): (Rate Lock) exception provided			XXXX 2:31:04 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113067	XXXX	XXXX	XXXX	XXXX 4:35:36 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The credit application reflects borrower is not a US XXXXzen however, passport reflects US XXXXzen. Corrected application required.				Reviewer Comment (2025-02-02): Corrected application provided, exception cleared. Seller Comment (2025-01-27): (Rate Lock) Please see attached corrected version of the final loan application	XXXX 6:11:03 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350113059	XXXX	XXXX	XXXX	XXXX 4:35:36 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 7.40 is less than Guideline PITIA months reserves of 9.00.					Reviewer Comment (2025-02-03): XXXX accounts verified. Seller Comment (2025-01-27): (Rate Lock) Please see attached UW Sheet showing the Liquid Asset Reserves available for the borrower. After applying the applicable haircuts based on account type, the borrower has an available balance of XXXX. The cash due from borrower on the final settlement statement is XXXX and the 9 months of reserves equals ~XXXX. This equals XXXX. XXXX - XXXX = XXXX in surplus funds available for the transaction. Please see attached financial statements, UW Sheet, and final settlement statement.	XXXX 2:03:01 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112881	XXXX	XXXX	XXXX	XXXX 3:48:42 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.98 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.98 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00 required for a first-time investor.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-06): Lender exception with compensating factors.			XXXX 12:59:11 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112881	XXXX	XXXX	XXXX	XXXX 3:48:42 PM	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX					Reviewer Comment (2025-02-18): Documents received, system cleared. Seller Comment (2025-02-12): (Rate Lock) 1008 provided	XXXX 2:54:05 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112881	XXXX	XXXX	XXXX	XXXX 3:48:42 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided						Reviewer Comment (2025-02-12): Borrower vested as individual Certificate of Good Standing is not required .Exception Cleared. Seller Comment (2025-02-09): (Rate Lock) cogs not needed as borrower vested as individual	XXXX 11:27:26 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112859	XXXX	XXXX	XXXX	XXXX 6:28:04 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Max financing requested of 75%, max allowed is 70% due to loan amount below XXXXK and having to apply 5% LTV reduction.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-13): Lender exception with compensating factors.			XXXX 1:34:14 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112893	XXXX	XXXX	XXXX	XXXX 1:23:23 PM	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment (2025-02-07): Supplemental report	XXXX 12:10:52 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112893	XXXX	XXXX	XXXX	XXXX 1:23:23 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2025-02-19): Waived per client request. Seller Comment (2025-02-14): (Rate Lock) Lender accepts the EV2 and wishes to proceed			XXXX 1:38:46 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112893	XXXX	XXXX	XXXX	XXXX 1:23:23 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, XXXXXXXX Tax Verification					Reviewer Comment (2025-02-14): Property Tax Certificate document received and associated. Exception Cleared.	XXXX 1:46:30 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112893	XXXX	XXXX	XXXX	XXXX 1:23:23 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, XXXXXXXX HOA Verification					Reviewer Comment (2025-02-19): Documents received, system cleared. Seller Comment (2025-02-17): (Rate Lock) Provided showing no HOA Reviewer Comment (2025-02-14): HOA Verification document is not received in file for REO property as "XXXX". Exception Remains.	XXXX 1:40:54 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112893	XXXX	XXXX	XXXX	XXXX 1:23:23 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request for borrower primary is owned with mortgage 10 months. Previously rent free. Has other REO's with over 12 month payment history. Exception for incomplete housing history.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous Miscellaneous	0X30X24 housing history 707 FICO	XXXX	Reviewer Comment (2025-02-07): Lender Exception with Compensating Factors.			XXXX 12:19:13 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113002	XXXX	XXXX	XXXX	XXXX 2:54:40 PM	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided						Reviewer Comment (2025-02-11): Final Closing Statement provided.	XXXX 3:18:17 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350113002	XXXX	XXXX	XXXX	XXXX 2:54:40 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The approval reflects guidelines dated XXXX were used for approval. The most recent guidelines provided are dated XXXX				Reviewer Comment (2025-02-11): XXXX Guidelines provided. Reviewer Comment (2025-02-11): Please email XXXX Guidelines.	XXXX 4:44:26 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350113002	XXXX	XXXX	XXXX	XXXX 2:54:40 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Appraisal is marked tenant occupied and lease agreements are missing for the subject units.				Reviewer Comment (2025-02-11): Old leases provided. Month to month now, rent taken from 1025.	XXXX 4:43:34 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112919	XXXX	XXXX	XXXX	XXXX 5:26:17 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject property was listed for sale at the time of application and guidelines require that property be off the market prior to application.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been on job 5+ years. Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-14): Lender exception with compensating factors.			XXXX 9:12:08 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112919	XXXX	XXXX	XXXX	XXXX 5:26:17 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject property was listed for sale within six months of application which is ineligible per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been on job 5+ years. Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-14): Lender exception with compensating factors.			XXXX 9:12:15 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112919	XXXX	XXXX	XXXX	XXXX 5:26:17 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file does not contain a Deed transferring the subject property to the Borrower as sole ownership. Property was deeded in an entity at origination.				Reviewer Comment (2025-02-24): Deed provided, exception cleared. Seller Comment (2025-02-20): (Rate Lock) Deed provided	XXXX 2:17:18 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112990	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2025-02-07): Sufficient Cure Provided At Closing		XXXX 4:37:31 AM		1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112805	XXXX	XXXX	XXXX	XXXX 4:12:04 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		4 yr seasoning required on loan modification (XXXX).	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Reserves exceed guidelines by at least 4 months. DSCR is > the guideline requirement by .50.	XXXX	Reviewer Comment (2025-02-18): Lender exception with compensating factors. Seller Comment (2025-02-10): (Rate Lock) Exception provided Reviewer Comment (2025-02-03): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.			XXXX 4:10:51 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112833	XXXX	XXXX	XXXX	XXXX 3:43:41 PM	Compliance	Compliance	State Compliance	State Defect	XXXX Prepayment Penalty	XXXX Prepayment Penalty: No prepayment penalties are permissible in the state of XXXX. Prepay language states prepay will not exceed maximum permitted by applicable law.	No prepayment penalties are permissible in the state of XXXX. Prepay language states prepay will not exceed maximum permitted by applicable law.				Reviewer Comment (2025-02-18): Lender elects to waive. Seller Comment (2025-02-09): (Rate Lock) lender accepts the EV2 and wishes to proceed			XXXX 3:00:55 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112833	XXXX	XXXX	XXXX	XXXX 3:43:41 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Business narrative is missing from the loan file.				Reviewer Comment (2025-02-12): Exception cleared - Business narrative received and associated in clarity.	XXXX 12:13:40 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112833	XXXX	XXXX	XXXX	XXXX 3:43:41 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Business Narrative	Business narrative is missing from the loan file.				Reviewer Comment (2025-02-12): Exception cleared - Business narrative received and associated in clarity.	XXXX 12:13:44 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112833	XXXX	XXXX	XXXX	XXXX 3:43:41 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower did not sign the Note and Security Instrument as individuals as required by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors Lender Exception with Compensating Factors Borrower executed guaranty agreement 1 year PPP	XXXX	Reviewer Comment (2025-02-19): Lender Exception with Compensating Factors Seller Comment (2025-02-17): (Rate Lock) Exception provided			XXXX 1:56:24 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112976	XXXX	XXXX	XXXX	XXXX 1:23:23 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 70.00000%.		Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2025-02-07): Lender Exception with Compensating Factors.			XXXX 8:26:48 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112976	XXXX	XXXX	XXXX	XXXX 1:23:23 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 70.00000%.		Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2025-02-07): Lender Exception with Compensating Factors.			XXXX 8:26:58 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112958	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Compliance	Compliance	State Compliance	State Defect	XXXX Prepayment Penalty	XXXX Prepayment Penalty: No prepayment penalties are permissible in the state of XXXX. Prepay language states prepay will not exceed maximum permitted by applicable law.	No prepayment penalties are permissible in the state of XXXX. Prepay language states prepay will not exceed maximum permitted by applicable law.				Reviewer Comment (2025-02-21): Lender acknowledges and elects to waive. Seller Comment (2025-02-18): (Rate Lock) Lender accepts the EV2 and wishes to proceed			XXXX 3:00:35 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112958	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower changed their business account midway through the 24 month statement period and two accounts were required to calculate the income.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been on job 5+ years. Residual income > XXXX. DTI is at least 5% below the guideline maximum. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-11): Lender exception with compensating factors.			XXXX 10:02:11 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112958	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower did not sign the Note and Security Instrument as an individual as required by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been on job 5+ years. Residual income > XXXX. DTI is at least 5% below the guideline maximum. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-21): Lender exception with compensating factors. Seller Comment (2025-02-20): (Rate Lock) Exception with CFs provided. Please downgrade to an EV2 and clear.			XXXX 3:01:23 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112958	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX XXXX, XXXXXXXX HOA Verification	HOA verification missing for properties XXXX XXXX and XXXX XXXX.				Reviewer Comment (2025-02-21): HOA verification document received in file and associated. Exception Cleared. Seller Comment (2025-02-20): (Rate Lock) HOA provided	XXXX 2:56:50 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112899	XXXX	XXXX	XXXX	XXXX 6:28:04 PM	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement					Reviewer Comment (2025-02-24): E-Sign Consent Agreement received and associated. Exception cleared. Seller Comment (2025-02-21): (Rate Lock) E-Consent provided	XXXX 12:19:02 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Home Improvement		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112899	XXXX	XXXX	XXXX	XXXX 6:28:04 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX	The property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XXXX declared end date.				Reviewer Comment (2025-02-25): Documents received, system cleared. Seller Comment (2025-02-21): (Rate Lock) The appraisal date was done XXXX showing no damage.	XXXX 2:21:56 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Home Improvement		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112899	XXXX	XXXX	XXXX	XXXX 6:28:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.					Reviewer Comment (2025-02-25): Waived per client request. Seller Comment (2025-02-21): (Rate Lock) Lender accepts EV2			XXXX 2:28:14 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Home Improvement		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112899	XXXX	XXXX	XXXX	XXXX 6:28:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.					Reviewer Comment (2025-02-25): Documents received, system cleared. Seller Comment (2025-02-21): (Rate Lock) H9 document provided which reflects the correction recission period and is sufficient in lieu of XXXX.	XXXX 2:30:31 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Home Improvement	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112899	XXXX	XXXX	XXXX	XXXX 6:28:04 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The bank statements in file used for income qualification reflect 9 cash deposits that range from XXXX-XXXX over a 5 months period. Borrower's LOE states that once she has sufficient amount of cash she deposits the cash into her account.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

The representative FICO score exceeds the guideline minimum by at least 40 points.

Miscellaneous

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

															The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Time on job 5+ years. FiCO exceeds guidelines by at least 40 points. 0x30x24 month housing history. Reserves exceed guidelines by at least 4 months.	XXXX	Reviewer Comment (2025-02-13): Lender exception with compensating factors.			XXXX 9:42:00 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Home Improvement		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112899	XXXX	XXXX	XXXX	XXXX 12:21:46 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX	The property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XXXX declared end date.				Reviewer Comment (2025-02-25): Documents received, system cleared. Seller Comment (2025-02-24): (Rate Lock) We can proceed with the appraisal with an effective date of XXXX after the initial disaster date. Please downgrade to EV2 and waive	XXXX 2:30:18 PM			1		A		A		A		A		A	XXXX	XXXX	Primary	Refinance - Cash-out - Home Improvement		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112901	XXXX	XXXX	XXXX	XXXX 4:37:59 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception to allow the use of appraised value instead of purchase price on cash-out refinance of an investment property.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2025-02-09): Lender Exception with Compensating Factors.			XXXX 7:53:32 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112901	XXXX	XXXX	XXXX	XXXX 4:37:59 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception for use of higher rent of XXXX on new lease agreement vs the XXXX market rent with less than 3 months received due to new lease covering both units starting XXXX after renovations.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2025-02-09): Lender Exception with Compensating Factors.			XXXX 7:53:43 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112778	XXXX	XXXX	XXXX	XXXX 3:52:19 PM	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 698 is less than Guideline representative FICO score of 720.	Minimum FICO of 720 is required for waiving escrows. 698 does not meet minimum requirement.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-02-07): Lender Exception with Compensating Factors provided. Seller Comment (2025-02-06): Please find attached exception approval from XXXX.			XXXX 3:50:48 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112778	XXXX	XXXX	XXXX	XXXX 3:52:19 PM	Credit	Asset	Asset Documentation	Asset	Gift Funds reflected on the CD, however supporting documentation was not found in file.	Date Issued: XXXX	Gift funds reflected on the final CD of XXXX but no gift documentation found in file.				Reviewer Comment (2025-02-06): Exception Cleared - Received documents for Gift Funds associated the same and data updated as per provided documents. Seller Comment (2025-02-05): Please see attached gift funds documentation.	XXXX 1:23:02 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112856	XXXX	XXXX	XXXX	XXXX 4:51:16 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-02-20): XXXX Received Valid COC along with lock document for pricing change. Seller Comment (2025-02-20): (Rate Lock) CIC and lock confirmation provided showing change in pricing due to lender exception provided.	XXXX 10:53:06 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112856	XXXX	XXXX	XXXX	XXXX 4:51:16 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file reflects the Borrower used 70% of business assets for cash to close and reserves when borrower only has 50% ownership of business.	Borrower has verified disposable income of at least XXXX. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Residual income of at least XXXX. Reduction in housing payment by 10% or greater. DTI is at least 10% < the guideline maximum. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-17): Lender exception with compensating factors.			XXXX 8:45:46 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112856	XXXX	XXXX	XXXX	XXXX 4:51:16 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)					Reviewer Comment (2025-02-24): Lender acknowledges and elects to waive. Seller Comment (2025-02-20): (Rate Lock) Lender accepts the EV2 and wishes to waive			XXXX 2:27:04 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112890	XXXX	XXXX	XXXX	XXXX 6:10:52 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file is short the required 6 months reserves as the earnest money deposit is not verified.				Reviewer Comment (2025-02-20): Transaction history for the month of XXXX received which shows sufficient funds which covers reserve requirement of 6 month .Exception cleared Reviewer Comment (2025-02-17): Transaction history provided does not reflect account number. Unable to determine which account the history is for. Reviewer Comment (2025-02-17): Account number cannot be verified from the transaction history provided for the month of XXXX, exception remains.	XXXX 4:25:05 PM			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112890	XXXX	XXXX	XXXX	XXXX 6:10:52 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan file is short the required 6 months reserves as the earnest money deposit is not verified.				Reviewer Comment (2025-02-20): Transaction history for the month of XXXX received which shows sufficient funds which covers reserve requirement of 6 month .Exception cleared Reviewer Comment (2025-02-17): Transaction history provided does not reflect account number. Unable to determine which account the history is for. Reviewer Comment (2025-02-17): Account number cannot be verified from the transaction history provided for the month of XXXX, exception remains.	XXXX 4:24:16 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112890	XXXX	XXXX	XXXX	XXXX 6:10:52 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Appraisal Fee. The Appraisal Fee increased without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-02-17): XXXX Received Valid COC along with additional information for increased in Appraisal fee. Reviewer Comment (2025-02-14): XXXX received COC XXXX which is already in file, but the reason provided on COC for increase in fee is not sufficient. Please provide more information on reason "Limited Availability" to validate the reason.	XXXX 6:19:24 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112890	XXXX	XXXX	XXXX	XXXX 6:10:52 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file is short the required 6 months reserves as the earnest money deposit is not verified.				Reviewer Comment (2025-02-20): Transaction history for the month of XXXX received which shows sufficient funds which covers reserve requirement of 6 month .Exception cleared Reviewer Comment (2025-02-17): Transaction history provided does not reflect account number. Unable to determine which account the history is for. Reviewer Comment (2025-02-17): Account number cannot be verified from the transaction history provided for the month of XXXX, exception remains.	XXXX 4:25:05 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112890	XXXX	XXXX	XXXX	XXXX 6:10:52 PM	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The loan file is short the required 6 months reserves as the earnest money deposit is not verified.				Reviewer Comment (2025-02-20): Transaction history for the month of XXXX received which shows sufficient funds which covers reserve requirement of 6 month .Exception cleared Reviewer Comment (2025-02-17): Transaction history provided does not reflect account number. Unable to determine which account the history is for. Reviewer Comment (2025-02-17): Account number cannot be verified from the transaction history provided for the month of XXXX, exception remains.	XXXX 4:23:33 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112890	XXXX	XXXX	XXXX	XXXX 6:10:52 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 4.82 is less than Guideline PITIA months reserves of 6.00.	The loan file is short the required 6 months reserves as the earnest money deposit is not verified.				Reviewer Comment (2025-02-20): Transaction history for the month of XXXX received which shows sufficient funds which covers reserve requirement of 6 month .Exception cleared Reviewer Comment (2025-02-17): Transaction history provided does not reflect account number. Unable to determine which account the history is for. Reviewer Comment (2025-02-17): Account number cannot be verified from the transaction history provided for the month of XXXX, exception remains.	XXXX 4:15:59 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112929	XXXX	XXXX	XXXX	XXXX 5:03:06 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	A Third-Party Verification dated within 120 days prior to Note is missing from the loan file for the Self-employed Businesses. The CPA Letters located within the loan file are not dated.				Reviewer Comment (2025-03-05): Documents received, system cleared. Seller Comment (2025-03-03): (Rate Lock) VOE provided within 120 days showing business active for S/E	XXXX 1:47:16 PM			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM status	D	B	D	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112929	XXXX	XXXX	XXXX	XXXX 5:03:06 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. (XXXX,XXXX XXXX DBA XXXX XXXX/Bank Statements)	A Third-Party Verification dated within 120 days prior to Note is missing from the loan file for the Self-employed Businesses. The CPA Letters located within the loan file are not dated.				Reviewer Comment (2025-03-05): Documents received, system cleared. Seller Comment (2025-03-03): (Rate Lock) VOE provided within 120 days showing business active for S/E	XXXX 1:47:16 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112929	XXXX	XXXX	XXXX	XXXX 5:03:06 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	A Third-Party Verification dated within 120 days prior to Note is missing from the loan file for the Self-employed Businesses. The CPA Letters located within the loan file are not dated.				Reviewer Comment (2025-03-05): Documents received, system cleared. Seller Comment (2025-03-03): (Rate Lock) VOE provided within 120 days showing business active for S/E	XXXX 1:39:05 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112929	XXXX	XXXX	XXXX	XXXX 5:03:06 PM	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	A Third-Party Verification dated within 120 days prior to Note is missing from the loan file for the Self-employed Businesses. The CPA Letters located within the loan file are not dated.				Reviewer Comment (2025-03-05): Documents received, system cleared.	XXXX 1:47:16 PM			1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112929	XXXX	XXXX	XXXX	XXXX 5:03:06 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	A Third-Party Verification dated within 120 days prior to Note is missing from the loan file for the Self-employed Businesses. The CPA Letters located within the loan file are not dated.				Reviewer Comment (2025-03-05): Documents received, system cleared. Seller Comment (2025-03-03): (Rate Lock) VOE provided within 120 days showing business active for S/E	XXXX 1:39:35 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112929	XXXX	XXXX	XXXX	XXXX 5:03:06 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		A Third-Party Verification dated within 120 days prior to Note is missing from the loan file for the Self-employed Businesses. The CPA Letters located within the loan file are not dated.				Reviewer Comment (2025-03-05): Documents received, system cleared. Reviewer Comment (2025-03-04): Exception Remains - Required verification of business for XXXX DBA XXXX XXXX with dated 120 days prior to note date. Seller Comment (2025-03-03): (Rate Lock) VOE provided within 120 days showing business active for S/E	XXXX 1:39:52 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112929	XXXX	XXXX	XXXX	XXXX 5:03:06 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		A Payment History to cover full 12 months of rental history is missing from the loan file.				Reviewer Comment (2025-03-14): Additional month's rent provided, exception cleared. Seller Comment (2025-03-12): (Rate Lock) Cert provided Reviewer Comment (2025-03-04): Exception Remains - Required 12 months Verification of Rent to verify, provided document does not cover complete 12 months rent. Seller Comment (2025-03-03): (Rate Lock) 12 month VOR provided	XXXX 5:02:31 PM			1	C	A	C	A	C	A	C	A	D	A	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112929	XXXX	XXXX	XXXX	XXXX 5:03:06 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Employment Error: Employment years in field not provided.	Borrower: XXXX XXXX // Employment Type: Employment / Income Type: Bank Statements / Start Date: XXXX	A Third-Party Verification dated within 120 days prior to Note is missing from the loan file for the Self-employed Businesses. The CPA Letters located within the loan file are not dated.				Reviewer Comment (2025-03-05): Waived per client request Seller Comment (2025-03-03): (Rate Lock) Lender accepts the EV2 and wishes to waive			XXXX 1:41:00 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		D	B	D	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112838	XXXX	XXXX	XXXX	XXXX 4:42:55 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower. XXXX	Valid change of circumstance or sufficient cure is missing.	Reviewer Comment (2025-03-23): XXXX Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Seller Comment (2025-03-21): (Rate Lock) Cure provided with LOE and PCCD

Reviewer Comment (2025-03-12): XXXX: The COC that was provided in the trailing images was also provided in the original loan package. However, the Lender credit decreased on post-closing on PCCD dated XXXX. Fee cannot be re-baselined for increase/decrease of fee post-closing by a COC. Please provide cure. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2025-03-11): (Rate Lock) CIC provided showing lock extension reason for decrease in lender credits
																				XXXX 11:36:22 PM		2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112838	XXXX	XXXX	XXXX	XXXX 4:42:55 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Insufficient or no cure was provided to the borrower. (0)	Valid change of circumstance or sufficient cure is missing.				Reviewer Comment (2025-03-13): XXXX received corrected PCCD, LOX and Final Settlement Statement. Seller Comment (2025-03-12): (Rate Lock) LOE provided Reviewer Comment (2025-03-12): XXXX received corrected PCCD dated XXXX and Final Settlement Statement. Missing of LOE to borrower that accompanied the XXXX PCCD to finalize. Seller Comment (2025-03-11): (Rate Lock) Final CD and Escrow SS show final fee of XXXX which is within tolerance. No cure is needed as borrower would have been refunded the difference already.	XXXX 3:37:58 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112941	XXXX	XXXX	XXXX	XXXX 4:19:09 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Page 4 ok the CD does not indicate reason for loan not having escrows.				Reviewer Comment (2025-02-25): XXXX received corrected PCCD and LOE.		XXXX 6:20:38 AM		2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112937	XXXX	XXXX	XXXX	XXXX 4:19:09 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Lease Agreement Lease Agreement Lease Agreement Lease Agreement	The lease agreements for the borrowers' rental properties are missing from the loan file,	Reviewer Comment (2025-03-09): Rental income not being used to qualify, exception cleared.

Reviewer Comment (2025-03-03): Final signed 1003 reflects rental income being used for qualification. Please provide 1003 and approval reflecting no rental income being used for qualification.

Reviewer Comment (2025-02-28): Processor certification reflecting mortgage payment for REO - XXXX, is not reflecting in final 1003. - Exception remains

Reviewer Comment (2025-02-26): Final 1003 reflects rental income being used to qualify.

Seller Comment (2025-02-24): (Rate Lock) Rental income not being used please waive condition
																			XXXX 2:36:36 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112937	XXXX	XXXX	XXXX	XXXX 4:19:09 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	The loan file did not contain evidence that the borrower received a copy of the appraisal.				Reviewer Comment (2025-02-26): Lender elects to waive. Seller Comment (2025-02-24): (Rate Lock) accept EV2 as is and wishes to proceed			XXXX 5:46:27 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112937	XXXX	XXXX	XXXX	XXXX 4:19:09 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX's XXXX XXXX, XXXXXXXX Lease Agreement	The lease agreements for the borrowers' rental properties are missing from the loan file,	Reviewer Comment (2025-03-09): Rental income not being used to qualify, exception cleared.

Reviewer Comment (2025-03-03): Final signed 1003 reflects rental income being used for qualification. Please provide 1003 and approval reflecting no rental income being used for qualification.

Reviewer Comment (2025-03-03): Exception cleared in error.

Reviewer Comment (2025-02-28): Processor certification received - Exception Cleared

Reviewer Comment (2025-02-26): Final 1003 reflects rental income being used to qualify.

Seller Comment (2025-02-24): (Rate Lock) Rental income not being used please waive condition
																			XXXX 2:36:42 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113032	XXXX	XXXX	XXXX	XXXX 3:24:52 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The loan file is missing a verification of the business used for income qualification within 10 business days of closing.				Reviewer Comment (2025-02-21): Third Party verification of employment within 10 days provided.	XXXX 6:41:48 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112912	XXXX	XXXX	XXXX	XXXX 4:31:36 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Insufficient or no cure was provided to the borrower. (0)	The Title-Lender Title fee increased on XXXX. However, the Changed Circumstance did not acknowledge the Fee increase. The Closing Disclosure does not contain a tolerance cure for increase.				Reviewer Comment (2025-03-13): XXXX received Letter of explanation and Corrected Closing disclosure. Reviewer Comment (2025-03-12): XXXX received Corrected PCCD. Missing LOE to borrower. Seller Comment (2025-03-11): (Rate Lock) PCCD provided	XXXX 6:31:47 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112912	XXXX	XXXX	XXXX	XXXX 4:31:36 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Credit Report Fee. The credit report fee increased to XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-03-12): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2025-03-11): (Rate Lock) Closing disclosure provided reflects a credit of XXXX for the credit report fee. Disclosed XXXX, fee XXXX, credit amt XXXX provided at closing.	XXXX 3:31:41 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112912	XXXX	XXXX	XXXX	XXXX 4:31:36 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The bank statements in file reflect 9 overdrafts within the last 12 months on a 12 month Bank Statement program which exceeds guidelines.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-03-07): Lender exception with compensating factors.			XXXX 8:24:11 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112912	XXXX	XXXX	XXXX	XXXX 3:31:41 AM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2025-03-12): Sufficient Cure Provided At Closing		XXXX 3:31:41 AM		1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113081	XXXX	XXXX	XXXX	XXXX 3:52:19 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.78 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.78 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Reviewer Comment (2025-02-20): Received updated guidelines.

Reviewer Comment (2025-02-19): Still do not have XXXX.  Please email copy of XXXX guidelines to verify required DSCR for cash-out investment.

Seller Comment (2025-02-14): (Rate Lock) These were submitted XXXX

Reviewer Comment (2025-02-12): The guidelines we have dated XXXX on Addendum 2 reflect 1.0 for cash-out.  If there are updated guidelines, they should be sent to management to update the deals.

Seller Comment (2025-02-05): (Rate Lock) N/A - Addendum 2 of XXXX DSCR guidelines (reviewer is to review against these guidelines) lists a minimum 0.75x DSCR required on a cash-out refinance with a qualifying FICO score of 720+ and max LTV of 70%. Subject loan has 0.78x DSCR, Qualifying FICO score of 805, and 50.2% LTV. The loan meets minimum DSCR requirements.
																			XXXX 11:55:54 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112891	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.					Reviewer Comment (2025-02-26): Lender elects to waive. Seller Comment (2025-02-21): (Rate Lock) Lender accepts the EV2 and wishes to waive			XXXX 4:40:50 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112891	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. The Mortgage Broker Fee increased without a valid change of circumstance. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-03-19): XXXX received valid COC and LOE

Seller Comment (2025-03-18): (Rate Lock) Proof provided the broker submitted the change on behalf of the consumer 2/3 and we re-disclosed within 3 days and this is a valid CIC

Reviewer Comment (2025-03-17): XXXX received additional information on changed circumstance.  Please provide system notes/conversation logs or information that confirms the borrower request to reduce rate and should be within 3 business days of the change date noted on changed circumstance document.  If availableXXXXso provide explanation regarding the pricing impact on a rate change for change from LPC to BPC in this case vs discount points.

Reviewer Comment (2025-03-14): XXXX: the LE and CD that was provided in the trailing images was also provided in the original loan package. however, documentation in file does not support the change in LPC to BPC. Also, there seems to be no supporting document in the loan file for the borrower request to change. Provide additional information with supporting documentation of timeline for revie to support a pricing change for the Broker fee changed from LPC to BPC or Cure would be due to borrower.

Seller Comment (2025-03-13): (Rate Lock) All LEs and CDs provided. The final CD is valid and compliant for the change in LPC to BPC as the borrower elected to make the change. Nothing further should be needed as all changes have been documented and the final pricing change is valid.

Reviewer Comment (2025-03-12): XXXX received rebuttal, however origination charges have increased from initial CD dated XXXX as XXXX to final CD dated XXXX as XXXX. Please provide additional sufficient information why origination charges increased, or cure would be required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Seller Comment (2025-03-11): (Rate Lock) And the difference between the ICD and Final CD  origination charges is less than the comp being switched from LPC to BPC. The borrower is actually benefitting from the change. Nothing further is needed, as this is valid per our guidelines and should be cleared.

Reviewer Comment (2025-03-04): XXXX received rebuttal. Borrower typically would not request an increase to their costs without a valid reason. The Origination charges increased from XXXX on ICD to XXXX on final CD. Please provide documentation of additional information related to the changing of the fee from lender paid to borrower paid. What information was received that required the change in the fee and when was that information received, borrower requested changes should include the date of the borrower’s change request and be documented in writing through copy of borrower emails, communication logs, screenshot of LO notes in LOS or Cure would be due to borrower.

Seller Comment (2025-03-03): (Rate Lock) The borrower elected to change comp from LPC to BPC, no further information is needed as to why, because this is a valid CIC. Points on the CD from 1.23 were XXXX and decreased to XXXX on the CIC 2.4 when comp was changed. Please clear

Reviewer Comment (2025-03-03): XXXX received rebuttal, however we require additional information why borrower requested to change compensation from lender paid to borrower paid as overall sec A origination charges have increased. Please provide additional sufficient information or cure would be required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Seller Comment (2025-02-27): (Rate Lock) This is not needed CIC states "Revisions Requested by the Consumer. You requested changes to the mortgage loan sought that change the loan costs or the loan terms;". We have had previous CICs to change the LPC to BPC and a CIC, This has all necessary information and is valid. Please clear or escalate if need be.

Reviewer Comment (2025-02-27): XXXX received rebuttal comment that Revision requested by the consumer. But there seems to be no supporting document in the loan file for the borrower request to change. Please provide documentation of borrower requested change and it should include the date of the borrower's change request and be documented in writing through copy of borrower emails, Communication log or screenshot of LO notes in LOX, etc. Otherwise cure is required to borrower.

Seller Comment (2025-02-25): (Rate Lock) Borrower selected to change from LPC to BPC. Nothing more is needed as they elected to do so and this is a valid CIC, and the document provided provides all information of when the lender was made aware and re-disclosed.

Reviewer Comment (2025-02-24): XXXX received Changed Circumstance dated XXXX,  but it does not give sufficient information on why the Compensation Change from LPC to BPC.  In order to determine if the changed circumstance is valid more information is necessary on reason Compensation change and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2025-02-21): (Rate Lock) CIC provided showing LPC changed to BPC please clear as this is a valid CIC.
																			XXXX 5:38:04 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112891	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	LTV of 85% exceeds the guideline max of 80%.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	DTI is at least 10% < the guideline maximum. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-11): Lender exception with compensating factors.			XXXX 10:46:44 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112891	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	CLTV of 85% exceeds the guideline max of 80%.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	DTI is at least 10% < the guideline maximum. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-11): Lender exception with compensating factors.			XXXX 10:46:52 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112891	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrower's bank statements reflect having 5 overdrafts in previous 12 months which exceed guidelines.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	DTI is at least 10% < the guideline maximum. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-11): Lender exception with compensating factors.			XXXX 10:47:24 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112891	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Appraisal Fee. The Appraisal Fee increased without a valid change of circumstance. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-03-12): XXXX received PCCD, LOE, proof of mailing & copy of refund check.

Seller Comment (2025-03-11): (Rate Lock) And the difference between the ICD and Final CD  origination charges is less than the comp being switched from LPC to BPC. The borrower is actually benefitting from the change. Nothing further is needed, as this is valid per our guidelines and should be cleared.

Reviewer Comment (2025-02-24): XXXX received Changed Circumstance dated XXXX,  but it does not give sufficient information on why the Appraisal fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2025-02-21): (Rate Lock) LE provided showing CIC for appraisal fee
																				XXXX 11:23:23 PM		2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112891	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2025-03-13): 1008 provided clearing alerts on fraud report. Seller Comment (2025-03-11): (Rate Lock) 1008 provided	XXXX 4:08:58 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112938	XXXX	XXXX	XXXX	XXXX 3:43:41 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Appraisal Fee. The Appraisal Fee increased to XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-02-23): XXXX received PCCD, LOE, proof of mailing & copy of refund check. Reviewer Comment (2025-02-10): XXXX received COC dated XXXX. However, the reason for increase in appraisal fee is not provided on it. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs.		XXXX 10:30:06 PM		2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112946	XXXX	XXXX	XXXX	XXXX 4:58:47 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2025-03-13): Proof of appraisal delivery provided exception cleared. Seller Comment (2025-03-11): (Rate Lock) Proof delivered XXXX 3 business days prior to closing	XXXX 10:04:03 AM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112946	XXXX	XXXX	XXXX	XXXX 4:58:47 PM	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.59355% or Final Disclosure APR of 9.81300% is equal to or greater than the threshold of APOR 7.07% + 1.5%, or 8.57000%. Non-Compliant Higher Priced Mortgage Loan.	APR on subject loan of 9.59355% or Final Disclosure APR of 9.81300% is equal to or greater than the threshold of APOR 7.07% + 1.5%, or 8.57000%.				Reviewer Comment (2025-03-13): Proof of appraisal delivery provided exception cleared. Seller Comment (2025-03-11): (Rate Lock) Proof delivered XXXX 3 business days prior to closing	XXXX 10:04:03 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112946	XXXX	XXXX	XXXX	XXXX 4:58:47 PM	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2025-03-13): Proof of appraisal delivery provided exception cleared. Seller Comment (2025-03-11): (Rate Lock) Proof delivered XXXX 3 business days prior to closing	XXXX 10:04:03 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113039	XXXX	XXXX	XXXX	XXXX 4:50:05 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX	The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required	Property not inspected post FEMA declared disaster, but property is not located near the declared disaster area.	A full Post Disaster Inspection was not completed.	XXXX	Reviewer Comment (2025-03-03): Aggregator accepts the dated photos provided due to location of the property. Reviewer Comment (2025-02-28): Incomplete documents provided, only pictures provided.			XXXX 11:53:32 AM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113039	XXXX	XXXX	XXXX	XXXX 4:50:05 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXX incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/XXXX)	The Projected Payments section on page 1 of the CD indicated the loan would have escrows for both taxes and insurance; however, page 2 did not reflect that escrows were collected.				Reviewer Comment (2025-02-28): XXXX received PCCD an LOE. Seller Comment (2025-02-26): (Rate Lock) PCCD/Corrected CD was already provided, please refer to page 1-5 of the closing package.		XXXX 10:36:47 AM		2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113039	XXXX	XXXX	XXXX	XXXX 4:50:05 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Taxes Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XXXX incorrectly disclosed whether property taxes are included in escrow. (Final/XXXX)	Page 1 of the Closing disclosure shows property taxes are included in escrow but nothing was collected or noted on page 2.				Reviewer Comment (2025-02-28): XXXX received PCCD an LOE. Seller Comment (2025-02-26): (Rate Lock) PCCD/Corrected CD was already provided, please refer to page 1-5 of the closing package.		XXXX 10:34:31 AM		2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112991	XXXX	XXXX	XXXX	XXXX 3:52:19 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Business narrative missing from file.				Reviewer Comment (2025-02-12): Exception cleared - Business narrative received and associated in clarity. Seller Comment (2025-02-09): (Rate Lock) Narrative provided	XXXX 12:08:54 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112991	XXXX	XXXX	XXXX	XXXX 3:52:19 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Business Narrative	Business narrative missing from file.				Reviewer Comment (2025-02-12): Exception cleared - Business narrative received and associated in clarity. Seller Comment (2025-02-09): (Rate Lock) Narrative provided	XXXX 12:08:59 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112955	XXXX	XXXX	XXXX	XXXX 6:10:52 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property is on a private XXXX and no private XXXX maintenance agreement exists.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. DTI is at least 10% < the guideline maximum. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-12): Lender exception with compensating factors.			XXXX 8:58:09 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Second Home	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112955	XXXX	XXXX	XXXX	XXXX 6:10:52 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Appraisal Fee. The Appraisal Fee increased without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-02-27): XXXX received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception. Seller Comment (2025-02-26): (Rate Lock) Docs provided		XXXX 11:20:58 PM		2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113034	XXXX	XXXX	XXXX	XXXX 5:26:17 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2025-02-19): Delivery provided.	XXXX 9:44:20 AM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		B	A	A	A	B	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112964	XXXX	XXXX	XXXX	XXXX 5:03:06 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of $-XXXX. Insufficient or no cure was provided to the borrower. XXXX	No valid change in circumstance or cure for borrower provided. Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of XXXX exceeds tolerance of $-XXXX.	Reviewer Comment (2025-03-02): XXXX Received Valid COC along with rate lock for pricing change.

Seller Comment (2025-02-28): (Rate Lock) THe Lock confirmation was provided showing the changes made to the pricing. Please review as it reflects there were investor adjustments made.

Reviewer Comment (2025-02-28): XXXX received Changed Circumstance dated XXXX. but it does not give sufficient information on what impacts and why the pricing was changed to reduce the Lender credit. In order to determine if the changed circumstance is valid more information is necessary on reason for the pricing changed and when lender became aware of the change. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2025-02-27): (Rate Lock) CIC and lock confirmation provided showing change in pricing
																			XXXX 10:53:06 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112964	XXXX	XXXX	XXXX	XXXX 5:03:06 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	No cure or valid changed circumstance provided for the increase in the credit report fee.				Reviewer Comment (2025-02-28): XXXX: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception. Seller Comment (2025-02-27): (Rate Lock) Cure of XXXX was applied to signed CD at close.	XXXX 2:07:49 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112964	XXXX	XXXX	XXXX	XXXX 5:03:06 PM	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2025-03-03): 1008 with checks provided. Clear. Seller Comment (2025-02-28): (Rate Lock) 1008 provided	XXXX 9:38:58 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112964	XXXX	XXXX	XXXX	XXXX 10:53:06 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2025-03-02): Sufficient Cure Provided At Closing		XXXX 10:53:06 PM		1		A		A		A		A		A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112878	XXXX	XXXX	XXXX	XXXX 5:16:41 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Appraisal report dated XXXX missing evidence of receipt.				Reviewer Comment (2025-02-28): Lender elects to waive. Seller Comment (2025-02-27): (Rate Lock) LEnder accepts the ev2 and wishes to proceed			XXXX 2:50:33 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112878	XXXX	XXXX	XXXX	XXXX 5:16:41 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Less than 6 months of statements for seasoning as required by guidelines with the majority of assets used for qualifying received XXXX	Borrower has verified disposable income of at least XXXX.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Miscellaneous	Reserves exceed guidelines by at least 4 months. LTV is at least 10% < the guideline maximum. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-26): Lender exception with compensating factors.			XXXX 2:45:39 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112835	XXXX	XXXX	XXXX	XXXX 4:49:17 PM	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is not provided.				Reviewer Comment (2025-02-24): E-Sign Consent Agreement received and associated. Exception cleared.	XXXX 12:34:22 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112835	XXXX	XXXX	XXXX	XXXX 4:49:17 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Missing verification borrower is minimum 25% owner of business for XXXX XXXX LLC.				Reviewer Comment (2025-02-26): Articles reflect Borrower as manager and member no other individuals listed, system cleared.	XXXX 5:09:18 PM			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112835	XXXX	XXXX	XXXX	XXXX 4:49:17 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Missing verification borrower is minimum 25% owner of business for XXXX XXXX LLC.				Reviewer Comment (2025-02-26): Articles reflect Borrower as manager and member no other individuals listed, system cleared.	XXXX 5:09:18 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112835	XXXX	XXXX	XXXX	XXXX 4:49:17 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX					Reviewer Comment (2025-02-26): PDI provided, exception cleared.	XXXX 4:57:44 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112835	XXXX	XXXX	XXXX	XXXX 4:49:17 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Missing verification borrower is minimum 25% owner of business for XXXX XXXX LLC.				Reviewer Comment (2025-02-26): Articles reflect Borrower as manager and member no other individuals listed, system cleared.	XXXX 5:08:31 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112835	XXXX	XXXX	XXXX	XXXX 4:49:17 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	Maximum LTV is 80% for borrowers who live rent-free or without complete 12 month housing history	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-02-20): Lender Exception with Compensating Factors.			XXXX 8:15:13 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112835	XXXX	XXXX	XXXX	XXXX 4:49:17 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	Maximum LTV is 80% for borrowers who live rent-free or without complete 12 month housing history	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-02-20): Lender Exception with Compensating Factors.			XXXX 8:15:23 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112835	XXXX	XXXX	XXXX	XXXX 4:49:17 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing verification borrower is minimum 25% owner of business for XXXX XXXX LLC.				Reviewer Comment (2025-02-26): Articles reflect Borrower as manager and member no other individuals listed, system cleared. Reviewer Comment (2025-02-24): Required CPA Letter/Operating Agreement showing borrower Ownership % in the business. Exception Remains.	XXXX 5:11:24 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112835	XXXX	XXXX	XXXX	XXXX 4:49:17 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	Missing verification borrower is minimum 25% owner of business for XXXX XXXX LLC.				Reviewer Comment (2025-02-26): Articles reflect Borrower as manager and member no other individuals listed, exception cleared. Reviewer Comment (2025-02-24): Required CPA Letter/Operating Agreement showing borrower Ownership % in the business. Exception Remains.	XXXX 5:06:24 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112835	XXXX	XXXX	XXXX	XXXX 4:49:17 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request for gift of XXXX to come from longtime friend - guidelines show it must be a family member.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-02-20): Lender Exception with Compensating Factors.			XXXX 8:14:43 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112835	XXXX	XXXX	XXXX	XXXX 4:49:17 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		exception request to use additional self-employed income with less than 2 year history and no 4 year history in same line of work - XXXX XXXX LLC which has only been opened since XXXX. Borrower has an additional S/S business that has been in existence since XXXX wireless and has a previous history of wireless store dated back to XXXX.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-02-20): Lender Exception with Compensating Factors.			XXXX 8:21:10 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112853	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Business Assets were used for qualification, file is missing documents to verify that the withdrawal of funds for the transaction will not have a negative impact on the business and its continued operations. A signed letter from a CPA/licensed tax preparer or A satisfactory Cash Flow Analysis (CFA) completed by the underwriter or Other Underwriter justification documented in the file.				Reviewer Comment (2025-02-17): Exception Cleared - Received underwriter justification regarding use of business funds will not affect the business operation. Reviewer Comment (2025-02-14): Required Letter from a CPA/Licensed tax preparer to verify that the withdrawal of funds will not have a negative impact on the business. Exception remains.	XXXX 2:03:17 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112853	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	Appraisal report is missing evidence of receipt. Borrower acknowledged in closing that appraisal was not received.				Reviewer Comment (2025-02-18): Client elects to Waive. Seller Comment (2025-02-12): (Rate Lock) accept EV2 as is and wishes to proceed	XXXX 6:14:01 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112853	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation mismatch due to missing documents to verify that the withdrawal of funds for the transaction will not have a negative impact on the business and its continued operations.				Reviewer Comment (2025-02-17): Exception Cleared - Received underwriter justification regarding use of business funds will not affect the business operation.	XXXX 2:04:11 PM			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112853	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall due to missing documents to verify that the withdrawal of funds for the transaction will not have a negative impact on the business and its continued operations.				Reviewer Comment (2025-02-17): Exception Cleared - Received underwriter justification regarding use of business funds will not affect the business operation.	XXXX 2:03:36 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112853	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Waterfall due to missing documents to verify that the withdrawal of funds for the transaction will not have a negative impact on the business and its continued operations.				Reviewer Comment (2025-02-17): Exception Cleared - Received underwriter justification regarding use of business funds will not affect the business operation.	XXXX 2:04:11 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112853	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Credit Report Fee. The Credit Report Fee increased without a valid change of circumstance. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-02-19): XXXX received supporting documents for the fee increased.

Reviewer Comment (2025-02-17): XXXX Received COC stating previous Credit report expired; however, file does not contain previous report. Provide Old credit report in order to verify report date.

Reviewer Comment (2025-02-14): XXXX received LOE, however the information provided is not sufficient as received invoice is not valid reason for increase. Please provide additional sufficient information or cure would be required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Reviewer Comment (2025-02-13): XXXX received invoice. However, we would require a valid COC for the fee increased on XXXX for XXXX and also on CD dated XXXX for XXXX.Kindly provide a valid COC or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.
																			XXXX 3:09:36 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113031	XXXX	XXXX	XXXX	XXXX 6:10:52 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There is a loan modification deed in XXXX of XXXX on the departing property. Loan modifications require 4 years of seasoning.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reserves exceed guidelines by at least 4 months. DTI is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2025-02-12): Lender exception with compensating factors.			XXXX 12:26:26 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113031	XXXX	XXXX	XXXX	XXXX 6:10:52 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The bank statements in file reflect 20 NSF's in the previous 12 months that were not covered by deposits shortly after they incurred as required by guidelines.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reserves exceed guidelines by at least 4 months. DTI is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2025-02-12): Lender exception with compensating factors.			XXXX 12:26:33 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112947	XXXX	XXXX	XXXX	XXXX 4:19:09 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower is 85% owner of business used for income qualification and 100% of income was used for qualification.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower on job 5+ years. Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-21): Lender exception with compensating factors.			XXXX 9:40:39 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112953	XXXX	XXXX	XXXX	XXXX 4:12:04 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.76 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DSCR of 0.75 is less than required DSCR of 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-02-03): Lender exception with compensating factors.			XXXX 12:14:43 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112953	XXXX	XXXX	XXXX	XXXX 4:12:04 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 70.00000% exceeds Guideline loan to value percentage of 60.00000%.	Max LTV for properties listed for sale within the past twelve months is 60%. LTV of 70% exceeds maximum allowable.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-02-03): Lender exception with compensating factors.			XXXX 12:15:20 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112953	XXXX	XXXX	XXXX	XXXX 4:12:04 PM	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Missing HO-6 policy, blanket hazard insurance policy provided does not contain unit interior coverage.		No XXXX master insurance with battements. Borrower owns HOA.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-02-03): Lender exception with compensating factors.			XXXX 12:14:51 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112953	XXXX	XXXX	XXXX	XXXX 4:12:04 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrowers did not sign the Note and Security Instrument as individuals as required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. Conservative use of credit or minimal use of revolving credit.	XXXX	Reviewer Comment (2025-02-17): Lender Exception with Compensating Factors provided. Seller Comment (2025-02-11): (Rate Lock) Added to exception, please review			XXXX 11:19:55 AM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112953	XXXX	XXXX	XXXX	XXXX 4:12:04 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The appraisal is marked tenant occupied however, no lease was provided in file.				Reviewer Comment (2025-02-17): 1004 marked as Vacant. Seller Comment (2025-02-09): (Rate Lock) Property is vacant - no lease to provide please review	XXXX 11:08:28 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112953	XXXX	XXXX	XXXX	XXXX 4:12:04 PM	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2025-02-17): 1008 with clarification provided.	XXXX 11:08:50 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112832	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX	The subject property is located in a FEMA disaster area that does not have a declared end date. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be inspected.				Reviewer Comment (2025-02-26): PDI report provided, exception cleared. Seller Comment (2025-02-24): (Rate Lock) Appraisal effective date is XXXX and after initial disaster declaration. Please downgrade to EV2 and waive	XXXX 5:26:56 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112832	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Credit	Credit	Credit Eligibility	Credit	Borrower has open Tradelines which are less than the minimum required by guidelines.	Credit Report: Original // Borrower: XXXX XXXX Open Tradelines: 1	Borrower 1 does not meet tradeline requirements.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. The DSCR of 1.37 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (2025-02-26): Lender exception with compensating factors. Seller Comment (2025-02-25): (Rate Lock) Exception with CFs provided Reviewer Comment (2025-02-11): Please provide additional compensating factors for consideration of downgrading/waiving exception.			XXXX 5:27:44 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112832	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property has an ADU and per guidelines requires a current lease with two months proof of receipt that is not provided in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. The DSCR of 1.37 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (2025-02-26): Lender exception with compensating factors. Seller Comment (2025-02-25): (Rate Lock) Exception with CFs provided Reviewer Comment (2025-02-11): Please provide additional compensating factors for consideration of downgrading/waiving exception.			XXXX 5:27:53 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112832	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower do not meet continuation of obligation. Borrowers were added to the LLC that the property is vested in as of XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. The DSCR of 1.37 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (2025-02-26): Lender exception with compensating factors. Seller Comment (2025-02-25): (Rate Lock) Exception with CFs provided Reviewer Comment (2025-02-11): Please provide additional compensating factors for consideration of downgrading/waiving exception.			XXXX 5:28:01 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112832	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Credit	Missing Document	General	Missing Document	Missing Document: 1007 Rent Comparison Schedule not provided		A 1007 rent comparison was not provided for the ADU unit.				COMPLETE	XXXX 12:55:37 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112832	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided						Reviewer Comment (2025-02-28): Exception cleared - Certificate of Good Standing received and associated in clarity. Seller Comment (2025-02-27): (Rate Lock) COGS provided	XXXX 11:11:13 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112832	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrowers did not sign the Note and Security Instrument as individuals as required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. The DSCR of 1.37 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (2025-02-26): Borrowers signed a guaranty agreement. Seller Comment (2025-02-25): (Rate Lock) Exception with CFs provided			XXXX 5:28:33 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112886	XXXX	XXXX	XXXX	XXXX 1:23:23 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX					Reviewer Comment (2025-02-26): PDI provided, exception cleared.	XXXX 5:58:00 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112886	XXXX	XXXX	XXXX	XXXX 1:23:23 PM	Credit	Credit	Credit Eligibility	Credit	Borrower has open Tradelines which are less than the minimum required by guidelines.	Credit Report: Original // Borrower: XXXX XXXX Open Tradelines: 1		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-02-18): Client elects to Waive. Seller Comment (2025-02-10): (Rate Lock) accept EV2 as is and wishes to proceed Reviewer Comment (2025-02-07): Lender Exception with Compensating Factors.			XXXX 4:37:49 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112886	XXXX	XXXX	XXXX	XXXX 1:23:23 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request for does not meet continuity of obligation. Borrowers were added to the LLC that the property is vested in (XXXX LLC) as of XXXX. This property was acquired by the LLC free and clear XXXX. The LLC appears to have previously started by the borrowers parents (XXXX XXXX and XXXX) on XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-02-18): Client elects to Waive. Seller Comment (2025-02-10): (Rate Lock) accept EV2 as is and wishes to proceed Reviewer Comment (2025-02-07): Lender Exception with Compensating Factors.			XXXX 4:37:42 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112848	XXXX	XXXX	XXXX	XXXX 3:43:41 PM	Credit	Credit	Credit Eligibility	Credit	Borrower has active Tradelines which are less than the minimum required by guidelines.	Credit Report: Original // Borrower: XXXX XXXX Active Tradelines: 1	Borrower 1 does not meet the required tradeline requirements of at least three (3) tradelines reporting for a minimum of 24 months, with activity in the last 12 months. Borrower 1 has 1 active trade.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-02-06): Lender exception with compensating factors.			XXXX 12:33:36 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112848	XXXX	XXXX	XXXX	XXXX 3:43:41 PM	Credit	Credit	Credit Eligibility	Credit	Active Tradeline requirement not met.	Credit Report: Original // Borrower: XXXX XXXX Borrower has 1 Active Tradelines which is less than the minimum required by guidelines.	Borrower 1 does not meet the required tradeline requirements of at least three (3) tradelines reporting for a minimum of 24 months, with activity in the last 12 months. Borrower 1 has 1 active trade.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-02-06): Lender exception with compensating factors.			XXXX 12:33:48 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112848	XXXX	XXXX	XXXX	XXXX 3:43:41 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX				Reviewer Comment (2025-02-26): PDI provided, exception cleared.	XXXX 5:52:11 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112848	XXXX	XXXX	XXXX	XXXX 3:43:41 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property has been listed for sale within the past 6 months from the application date of XXXX with the listing removed on XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-02-06): Lender exception with compensating factors.			XXXX 12:33:21 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112848	XXXX	XXXX	XXXX	XXXX 3:43:41 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The LLC does not meet continuity of obligation as it appears Borrowers were added to the LLC as of XXXX. The subject property was acquired by the LLC free and clear on XXXX. The LLC appears to have been previously started by the Borrowers parents on XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-02-06): Lender exception with compensating factors.			XXXX 12:33:01 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112865	XXXX	XXXX	XXXX	XXXX 3:54:08 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.91 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.91 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	The representative FICO score exceeds the guideline minimum by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-03-04): Lender exception with compensating factors.			XXXX 10:46:44 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112865	XXXX	XXXX	XXXX	XXXX 3:54:08 PM	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2025-03-07): Items addressed on 1008 provided. Clear.	XXXX 11:40:44 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113030	XXXX	XXXX	XXXX	XXXX 5:26:17 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.				Reviewer Comment (2025-02-21): Client elects to Waive. Seller Comment (2025-02-19): (Rate Lock) We elect to waive this condition please.			XXXX 6:33:07 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113030	XXXX	XXXX	XXXX	XXXX 5:26:17 PM	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement					Reviewer Comment (2025-02-21): Disclosure provided. Cleared.	XXXX 6:36:55 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113030	XXXX	XXXX	XXXX	XXXX 5:26:17 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: XXXXl Status was not provided	Borrower: XXXX XXXX XXXX	XXXXl status not reflected on the 1003.				Reviewer Comment (2025-02-19): Updated 1003 provided.	XXXX 9:55:45 AM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112945	XXXX	XXXX	XXXX	XXXX 4:42:55 PM	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2025-03-07): 1008 with comments for fraud report provided.	XXXX 11:26:28 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112916	XXXX	XXXX	XXXX	XXXX 5:03:06 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2025-02-25): Sufficient Cure Provided At Closing		XXXX 3:35:38 AM		1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112916	XXXX	XXXX	XXXX	XXXX 5:03:06 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The buyer's agent is the Borrower and there is a realtor credit toward closing costs.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	5+ years on job. DTI is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2025-02-26): Lender exception with compensating factors.			XXXX 10:33:15 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112889	XXXX	XXXX	XXXX	XXXX 3:24:52 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003						Reviewer Comment (2025-02-25): Received final 1003, Exception cleared.	XXXX 1:33:36 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112889	XXXX	XXXX	XXXX	XXXX 3:24:52 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XXXX). The disclosed Total of Payments in the amount of XXXX is under disclosed by XXXX compared to the calculated total of payments of XXXX which exceeds the XXXX threshold. (Final/XXXX)	The Final Closing Disclosure provided on XXXX disclosed an inaccurate Total of Payments on page 5, which does not match the actual total of payments for the loan. The fee amounts included in the TOP calculation are based on the Closing Disclosure dated XXXX. The disclosed Total of Payments amount of XXXX is under-disclosed by XXXX compared to the calculated total of payments of XXXX, which exceeds the XXXX threshold.	Reviewer Comment (2025-03-12): XXXX received lender attestation that the PCCD fee updated resulted in changes to costs after closing and that they provided the final CD with the best information available at the time. This is supported by documentation of the Estimate Closing Statement received on date Final CD issued, from borrower chosen title company and Final closing statement reflecting matching updated fees to match to PCCD and increase in title insurance cost.

Reviewer Comment (2025-03-04): XXXX recognizes that fees can be updated in dry states. Our testing methodology remains the same. XXXX only considers clearing exceptions if we receive evidence or an attestation that the change in fees reflected on the PCCD result from events that occurred after closing. With such an attestation, we would consider clearing any associated APR, Finance Charge and/or TOP exceptions under the notion that the figures were correct at the time of consummation and any changes noted on the PCCD were the result of an "after-closing event", which should be identified for why fees increased. Please keep in mind that the attestation can be a separate document, or it can be a comment that the lender places on the exception itself. XXXX’ s testing approach as a TPR assumes that fee changes reflected on a PCCD are corrections, rather than updates of fees that would result from changes that occurred after closing. Consummation is determined as being the notary date. If fees were updated and did not change because of an after closing event, then cure would be Corrected CD, LOE to borrower, copy of cure refund and proof of mailing

Reviewer Comment (2025-02-25): XXXX received Corrected XXXX CD and LOE to borrower.  However, the fees did not change from the XXXX PCCD.  Both PCCD's reflect higher fees in Section D & prepaid interset from the final CD and the TOP calculation was underdisclosed to borrower at closing by XXXX.  Cure is due to borrower with copy of Cure refund of XXXX for total underdisclosure, LOE to borrower explaining violation and cure and proof of mailing.
																			XXXX 11:42:15 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112889	XXXX	XXXX	XXXX	XXXX 3:24:52 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Appraisal Fee. The Appraisal Fee increased without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-02-26): XXXX received LOX for rebuttal response with additional information for a valid changed circumstance.	XXXX 1:25:03 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112889	XXXX	XXXX	XXXX	XXXX 3:24:52 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 90.00000% exceeds Guideline loan to value percentage of 85.00000%.	The max LTV for the Borrower's credit score is 85% and the subject LTV is 90%.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Residual income is at least XXXX. Borrower at same employment for four years. Reserves exceed guidelines by at least 4 months. DTI is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2025-02-26): Lender exception with compensating factors. Reviewer Comment (2025-02-25): Please provide lender exception approval, Exception remains/ Seller Comment (2025-02-21): (Rate Lock) Comp factors updated please review Reviewer Comment (2025-02-19): Please provide additional compelling compensating factors for consideration of downgrading/waiving exceptions.			XXXX 9:24:16 AM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112889	XXXX	XXXX	XXXX	XXXX 3:24:52 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 90.00000% exceeds Guideline combined loan to value percentage of 85.00000%.	The max CLTV for the Borrower's credit score is 85% and the subject CLTV is 90%.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Residual income is at least XXXX. Borrower at same employment for four years. Reserves exceed guidelines by at least 4 months. DTI is at least 10% < the guideline maximum.	XXXX	Reviewer Comment (2025-02-26): Lender exception with compensating factors. Reviewer Comment (2025-02-25): Please provide lender exception approval, Exception remains/ Seller Comment (2025-02-21): (Rate Lock) Comp factors updated please review Reviewer Comment (2025-02-19): Please provide additional compelling compensating factors for consideration of downgrading/waiving exceptions.			XXXX 9:24:06 AM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112843	XXXX	XXXX	XXXX	XXXX 1:23:23 PM	Credit	Credit	Credit Documentation	Credit	There is no lease in place for the subject property and the absence of this document casts doubt on business purpose of loan.		The appraisal provided indicates the subject is currently leased; however, a copy of the lease agreement was not provided.				Reviewer Comment (2025-02-17): No lease provided. Treated as vacant do to tenant passing away.	XXXX 11:00:07 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112843	XXXX	XXXX	XXXX	XXXX 1:23:23 PM	Credit	Credit	Credit Eligibility	Credit	Active Tradeline requirement not met.	Credit Report: Original // Borrower: XXXX XXXX Borrower has 1 Active Tradelines which is less than the minimum required by guidelines.	Borrower only has two tradelines with less than 12 month history.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors provided. Subject property owned free and clear. Borrower has 0% credit utilization.	XXXX	Reviewer Comment (2025-02-17): Lender Exception with Compensating Factors provided. Seller Comment (2025-02-11): (Rate Lock) Comps updated, please review Reviewer Comment (2025-02-07): Additional comp factor required. Subject property owned free and clear is not sufficient to downgrade and waive exceptions.			XXXX 11:02:07 AM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112843	XXXX	XXXX	XXXX	XXXX 1:23:23 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower lives rent free.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors provided. Subject property owned free and clear. Borrower has 0% credit utilization.	XXXX	Reviewer Comment (2025-02-17): Lender Exception with Compensating Factors provided. Seller Comment (2025-02-11): (Rate Lock) Comps updated, please review Reviewer Comment (2025-02-07): Additional comp factor required. Subject property owned free and clear is not sufficient to downgrade and waive exceptions.			XXXX 11:03:03 AM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112944	XXXX	XXXX	XXXX	XXXX 4:19:09 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Two charged off accounts XXXX XXXX XXXX and XXXX XXXX XXXX were not paid off prior to or at closing as required by guidelines. Debt were to be assigned to ex-spouse in divorce decree, but decree does not reflect account number, so unable to match up with credit report.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Residual income is at least XXXX. DTI is at least 10% < the guideline maximum. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-21): Lender exception with compensating factors.			XXXX 9:11:59 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112944	XXXX	XXXX	XXXX	XXXX 4:19:09 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - XXXX 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XXXX are underdisclosed. (Final/XXXX)	Monthly escrow payment on final closing disclosure page 3 showing XXXX and Escrowed property costs over year 1 - showing XXXX, which should be (XXXX = XXXX				Reviewer Comment (2025-03-03): XXXX received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2025-02-27): XXXX received PCCD. Missing LOE to borrower. Reviewer Comment (2025-02-25): XXXX The appraisal indicates HOA dues of XXXX/mo or XXXX8. Final CD does not show Non-escrowed property cost on page 01 and 04. Provide Corrected PCCD and LOE showing Non-escrowed property cost as XXXX8 on page 04 and Other should reflect as "No" under Estimated Taxes, Insurance and Assessments on page 01		XXXX 10:17:09 PM		2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112911	XXXX	XXXX	XXXX	XXXX 3:07:39 PM	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 659 is less than Guideline representative FICO score of 660.	Borrower's credit score is 659, when 660 is the minimum required.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-03-14): Lender Exception with Compensating Factors. Seller Comment (2025-03-12): (Rate Lock) Exception with CFs provided Reviewer Comment (2025-02-24): Please provide compelling compensating factors for consideration of downgrading, waiving exception.			XXXX 1:45:43 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112911	XXXX	XXXX	XXXX	XXXX 3:07:39 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The Borrower does not meet the residual income requirements.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-03-14): Lender Exception with Compensating Factors. Seller Comment (2025-03-12): (Rate Lock) Exception with CFs provided			XXXX 1:45:05 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112911	XXXX	XXXX	XXXX	XXXX 3:07:39 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Investor Qualifying Residual income discrepancy.	Calculated investor qualifying disposable income of XXXX is less than AUS required disposable income of XXXX.		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-03-14): Lender Exception with Compensating Factors. Seller Comment (2025-03-12): (Rate Lock) Exception with CFs provided			XXXX 1:44:32 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112896	XXXX	XXXX	XXXX	XXXX 3:43:41 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Bankruptcy Documents not provided						Reviewer Comment (2025-02-19): Bankruptcy discharge / dismissal greater than 4 years and meets guidelines. Seller Comment (2025-02-12): (Rate Lock) Not needed as it shows on both the credit report and XXXX LSFM report. It is over 4 years since discharged and meets guidelines. Reviewer Comment (2025-02-10): Require discharge bankruptcy chapter 7 document. Exception remains Seller Comment (2025-02-07): (Rate Lock) Please confirm what documents need to be provided for bankruptcy	XXXX 10:12:01 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112896	XXXX	XXXX	XXXX	XXXX 3:43:41 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX	Credit Report Fee increased to XXXX without a valid change of circumstance. No valid COC in file and no evidence of a tolerance cure.				Reviewer Comment (2025-02-05): Sufficient Cure Provided At Closing		XXXX 1:43:01 AM		1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112896	XXXX	XXXX	XXXX	XXXX 3:43:41 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX	Transfer Fee increased to XXXX without a valid change of circumstance. No valid COC in file and no evidence of a tolerance cure.				Reviewer Comment (2025-02-05): Sufficient Cure Provided At Closing		XXXX 1:43:01 AM		1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112950	XXXX	XXXX	XXXX	XXXX 3:22:54 PM	Compliance	Compliance	State Compliance	State Defect	XXXX Prepayment Penalty	XXXX Prepayment Penalty: No prepayment penalties are permissible in the state of XXXX. Prepay language states prepay will not exceed maximum permitted by applicable law.					Reviewer Comment (2025-02-26): Lender elects to waive. Seller Comment (2025-02-21): (Rate Lock) Lender accepts the EV2 and wishes to proceed			XXXX 4:19:23 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112950	XXXX	XXXX	XXXX	XXXX 3:22:54 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Borrower owns 31% of entity, less than the guidelines required of 50% to access and withdraw funds for the transaction.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has been on the job 5+ years or greater. Lender Exception with Compensating Factors. DTI is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-18): Lender exception with compensating factors.			XXXX 11:58:47 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112950	XXXX	XXXX	XXXX	XXXX 3:22:54 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The Borrower did not sign the Note and Security Instrument as an individual as required by guidelines.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

Miscellaneous

															Miscellaneous	Borrower has been on the job 5+ years or greater. Lender Exception with Compensating Factors. DTI is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history. Borrower signed guaranty agreement	XXXX	Reviewer Comment (2025-03-05): Lender Exception with Compensating Factors. Seller Comment (2025-03-01): (Rate Lock) Exception provided			XXXX 10:48:40 AM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112950	XXXX	XXXX	XXXX	XXXX 3:22:54 PM	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The loan file does not contain a CPA letter or cash flow analysis reflecting no negative impact in using business funds for the subject transaction.				Reviewer Comment (2025-03-05): Documents received, system cleared. Seller Comment (2025-03-05): (Rate Lock) Correction- CAP letter is dated XXXX Seller Comment (2025-03-05): (Rate Lock) Access letter dated XXXX provided Reviewer Comment (2025-03-03): Exception Remains - Provided Evidence of Access to funds document is post note date document required document on or prior to note date. Seller Comment (2025-03-01): (Rate Lock) Cert provided	XXXX 10:53:00 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112877	XXXX	XXXX	XXXX	XXXX 4:13:54 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file contains a private VOR without cancelled checks or bank statements required by guidelines as payments were made in cash.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous	Borrower has verified disposable income of at least XXXX. FICO exceeds guidelines by 33 points.	XXXX	Reviewer Comment (2025-03-13): Lender exception with compensating factors. Seller Comment (2025-03-11): (Rate Lock) Docs provided Reviewer Comment (2025-02-27): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.			XXXX 3:28:58 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112877	XXXX	XXXX	XXXX	XXXX 4:13:54 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Borrower's own funds percent discrepancy.	Calculated borrower's own funds of 9.04% is less than Guideline required borrower's own funds of 10.00%.	Borrower is purchasing home from parent with a XXXX gift of equity. Borrower does not meet minimum contribution requirements required by guidelines.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Miscellaneous	Borrower has verified disposable income of at least XXXX. FICO exceeds guidelines by 33 points.	XXXX	Reviewer Comment (2025-03-13): Lender exception with compensating factors. Seller Comment (2025-03-11): (Rate Lock) Docs provided Reviewer Comment (2025-02-27): Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.			XXXX 3:29:06 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112877	XXXX	XXXX	XXXX	XXXX 4:13:54 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Appraisal Fee. The Appraisal Fee increased to XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-03-03): XXXX Received Corrected PCCD, LOE and Payment history. Seller Comment (2025-03-01): (Rate Lock) PCCD provided and payment history		XXXX 4:38:01 AM		2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112877	XXXX	XXXX	XXXX	XXXX 4:13:54 PM	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2025-03-13): 1008 provided with alerts cleared. Seller Comment (2025-03-11): (Rate Lock) Docs provided	XXXX 3:29:34 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112883	XXXX	XXXX	XXXX	XXXX 4:13:54 PM	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX	Non-warrantable condo, 96-unit condo project where single owner owns 43 units (45%). Also, master policy water damage deductible is 44% of the coverage. No ordinance or law coverage, no inflation guard.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-27): Lender exception with compensating factors.			XXXX 10:14:07 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112883	XXXX	XXXX	XXXX	XXXX 4:13:54 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	No Documentation in the file to evidence borrower was provided with a copy of valuation three (3) business days prior to consummation.				Reviewer Comment (2025-03-03): Exception cleared. Received proof of appraisal received by borrower 3 days prior to closing.	XXXX 11:56:10 AM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112883	XXXX	XXXX	XXXX	XXXX 4:13:54 PM	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.10976% or Final Disclosure APR of 9.14100% is equal to or greater than the threshold of APOR 6.93% + 1.5%, or 8.43000%. Non-Compliant Higher Priced Mortgage Loan.	APR on subject loan of 9.10976% or Final Disclosure APR of 9.14100% is equal to or greater than the threshold of APOR 6.93% + 1.5%, or 8.43000%.				Reviewer Comment (2025-03-03): Exception cleared. Received proof of appraisal received by borrower 3 days prior to closing.	XXXX 11:56:10 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112883	XXXX	XXXX	XXXX	XXXX 4:13:54 PM	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	No Documentation in the file to evidence borrower was provided with a copy of valuation three (3) business days prior to consummation.				Reviewer Comment (2025-03-03): Exception cleared. Received proof of appraisal received by borrower 3 days prior to closing.	XXXX 11:56:10 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112943	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 51.39159% exceeds Guideline total debt ratio of 50.00000%.	The DTI exceeds the guideline max of 50%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-02-11): Lender exception with compensating factors.			XXXX 12:38:07 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112943	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	The loan file did not contain evidence that the borrower received a copy of the appraisal.				Reviewer Comment (2025-02-13): Proof of appraisal delivery provided exception cleared. Seller Comment (2025-02-12): (Rate Lock) accept EV2 as is and wishes to proceed	XXXX 12:24:50 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112943	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:XXXX/XXXX)	The loan file did not contain evidence that the borrower received a copy of the appraisal.				Reviewer Comment (2025-02-17): Appraisal delivery provided. Cleared. Seller Comment (2025-02-12): (Rate Lock) accept EV2 as is and wishes to proceed	XXXX 9:58:44 AM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112943	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.63509% or Final Disclosure APR of 8.87100% is equal to or greater than the threshold of APOR 6.98% + 1.5%, or 8.48000%. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2025-02-17): Appraisal delivery provided. Cleared.	XXXX 9:58:44 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112943	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	The loan file did not contain evidence that the borrower received a copy of the appraisal.				Reviewer Comment (2025-02-13): Proof of appraisal delivery provided exception cleared.	XXXX 12:24:50 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112943	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:XXXX/XXXX)	The loan file did not contain evidence that the borrower received a copy of the appraisal.				Reviewer Comment (2025-02-17): Appraisal delivery provided. Cleared.	XXXX 9:58:44 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112943	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation discrepancy due to the DTI exceeding 50%.				Reviewer Comment (2025-02-11): Lender exception with compensating factors, system cleared.	XXXX 12:40:42 PM			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112943	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 51.39159% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	The DTI exceeds the guideline max of 50%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-02-11): Lender exception with compensating factors.			XXXX 12:38:17 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112943	XXXX	XXXX	XXXX	XXXX 4:39:58 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The DTI exceeds the guideline max of 50%.				Reviewer Comment (2025-02-11): Lender exception with compensating factors, system cleared.	XXXX 12:40:16 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112895	XXXX	XXXX	XXXX	XXXX 4:13:54 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Operating Agreement missing from file.				Reviewer Comment (2025-03-05): EIN reflecting sole ownership provided, exception cleared. Reviewer Comment (2025-03-03): Fully executed operating agreement is required. Exception Remains Seller Comment (2025-02-28): (Rate Lock) BWR is a SOLE MEMBER	XXXX 8:43:27 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112895	XXXX	XXXX	XXXX	XXXX 4:13:54 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.79 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Approved Lender Exception for DSCR below 1.00%	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history	XXXX	Reviewer Comment (2025-02-27): Lender Exception with Compensating Factors.			XXXX 12:54:54 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112895	XXXX	XXXX	XXXX	XXXX 4:13:54 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Corporate resolution and/or Operating Agreement missing from file.				Reviewer Comment (2025-03-05): EIN reflecting sole ownership provided, exception cleared. Reviewer Comment (2025-03-03): Required Corporate resolution. Exception Remains.	XXXX 8:43:33 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112949	XXXX	XXXX	XXXX	XXXX 5:10:41 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XXXX)					Reviewer Comment (2025-03-09): Lender elects to waive. Seller Comment (2025-03-06): (Rate Lock) accept EV2 as is and wishes to proceed			XXXX 2:19:26 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112949	XXXX	XXXX	XXXX	XXXX 5:10:41 PM	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.					Reviewer Comment (2025-03-09): Lender elects to waive. Seller Comment (2025-03-06): (Rate Lock) accept EV2 as is and wishes to proceed			XXXX 2:19:32 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112949	XXXX	XXXX	XXXX	XXXX 5:10:41 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of XXXX is greater than Guideline maximum loan amount of XXXX.	Lender exception in file for loan amount over XXXX million.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	The qualifying DTI on the loan is at least 10% less than the guideline maximum. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-03-05): Lender exception with compensating factors.			XXXX 11:05:44 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112850	XXXX	XXXX	XXXX	XXXX 6:28:04 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided	The Articles of Organization is missing from the loan file.	Reviewer Comment (2025-02-25): Borrower is the sole owner of company.

Seller Comment (2025-02-25): (Rate Lock) This is invalid and not required per our guidelines as previously mentioned; please refer to page 74 under LLC vesting. Please advise where else in guidelines it states we need articles of organization/incorporation?

Reviewer Comment (2025-02-24): Articles of organization is required to verify the existence of the XXXX LLC. Exception remains.

Seller Comment (2025-02-20): (Rate Lock) Requirement for articles of incorporation can be waived if verified the borrower is sole member. OA shows the borrower owns 100% therefore it is not needed.

Reviewer Comment (2025-02-19): Provided document is Operating agreement. Require articles of Organization/Formation document. Exception Remains.

Seller Comment (2025-02-15): (Rate Lock) Signed OA provided showing 100% ownership
																			XXXX 5:19:56 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112850	XXXX	XXXX	XXXX	XXXX 6:28:04 PM	Credit	Credit	Credit Eligibility	Credit	Borrower has active Tradelines which are less than the minimum required by guidelines.	Credit Report: Original // Borrower: XXXX XXXX Active Tradelines: 0	The Borrower has not met the minimum Credit tradeline requirements.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors 75% LTV	XXXX	Reviewer Comment (2025-02-13): Lender Exception with Compensating Factors			XXXX 1:44:25 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112942	XXXX	XXXX	XXXX	XXXX 4:51:16 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject loan is a cash out refinance using asset utilization which is ineligible per guidelines.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous Miscellaneous	Reserves exceed guidelines by at least 4 months. 0x30x24 month housing history. Credit utilization 29%.	XXXX	Reviewer Comment (2025-02-26): Lender exception with compensating factors. Seller Comment (2025-02-21): (Rate Lock) Additional comp factors added please review Reviewer Comment (2025-02-17): Please provide additional compelling compensating factors for consideration of downgrading, waiving exception. DTI and residual income are used as compensating factors and neither apply to the loan as no DTI was calculated and property is an investment property.			XXXX 4:34:30 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112942	XXXX	XXXX	XXXX	XXXX 4:51:16 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower has a collection account reflecting a balance of XXXX that was not paid prior to or at closing as required by guidelines. LOE and docs in file reflect this as a fraudulent account.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous Miscellaneous	Reserves exceed guidelines by at least 4 months. 0x30x24 month housing history. Credit utilization 29%.	XXXX	Reviewer Comment (2025-02-26): Lender exception with compensating factors. Seller Comment (2025-02-21): (Rate Lock) Additional comp factors added please review Reviewer Comment (2025-02-17): Please provide additional compelling compensating factors for consideration of downgrading, waiving exception. DTI and residual income are used as compensating factors and neither apply to the loan as no DTI was calculated and property is an investment property.			XXXX 4:34:22 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112837	XXXX	XXXX	XXXX	XXXX 5:03:06 PM	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	Safe Harbor requirements not satisfied.				Reviewer Comment (2025-03-03): Lender elects to waive. Seller Comment (2025-02-27): (Rate Lock) accept EV2 as is and wishes to proceed			XXXX 5:35:01 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112837	XXXX	XXXX	XXXX	XXXX 5:03:06 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XXXX)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.				Reviewer Comment (2025-02-28): XXXX received disclosure tracking for initial CD.	XXXX 1:04:18 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112837	XXXX	XXXX	XXXX	XXXX 5:03:06 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Transfer Tax Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower				Reviewer Comment (2025-03-11): XXXX Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD		XXXX 5:00:52 AM		2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112837	XXXX	XXXX	XXXX	XXXX 5:03:06 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Guidelines require the existence of business used for income qualification for a minimum of two years. CPA letter indicates ownership of business for 23 months.				Reviewer Comment (2025-03-17): Lender exception with compensating factors, system cleared. Seller Comment (2025-03-13): (Rate Lock) Exception updated please review	XXXX 3:35:05 PM			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112837	XXXX	XXXX	XXXX	XXXX 5:03:06 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Guidelines require the existence of business used for income qualification for a minimum of two years. CPA letter indicates ownership of business for 23 months.				Reviewer Comment (2025-03-17): Lender exception with compensating factors, system cleared. Seller Comment (2025-03-13): (Rate Lock) Exception updated please review	XXXX 3:34:22 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112837	XXXX	XXXX	XXXX	XXXX 5:03:06 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Appraisal Fee. The Appraisal Fee increased without a valid change of circumstance. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-03-11): XXXX Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD

Reviewer Comment (2025-03-04): XXXX received COC stating broker requested rush on this appraisal and XXXX advised that the fee to rush which is not acceptable reason .Kiundly provide a valid reason as to why the Appraisal fee increased on CD dated XXXX for XXXX or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Reviewer Comment (2025-02-28): XXXX received Appraisal invoice .However, we would require a valid COC for the fee increased on CD dated XXXX for XXXX or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.
																				XXXX 5:01:15 AM		2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112837	XXXX	XXXX	XXXX	XXXX 5:03:06 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Guidelines require the existence of business used for income qualification for a minimum of two years. CPA letter indicates ownership of business for 23 months.				Reviewer Comment (2025-03-17): Lender exception with compensating factors, system cleared. Seller Comment (2025-03-13): (Rate Lock) Exception updated please review	XXXX 3:35:05 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112837	XXXX	XXXX	XXXX	XXXX 5:03:06 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Guidelines require the existence of business used for income qualification for a minimum of two years. CPA letter indicates ownership of business for 23 months.	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous Miscellaneous	DTI is at least 10% < the guideline maximum. 0x30x24 month housing history. FICO 732.	XXXX	Reviewer Comment (2025-03-17): Lender exception with compensating factors. Seller Comment (2025-03-13): (Rate Lock) Exception updated please review			XXXX 3:32:48 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112892	XXXX	XXXX	XXXX	XXXX 4:42:55 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	8.4% reserve allocation on budget, 13.2% per unit water damage deductible. Reserve study noted numerous deficiencies on pages 70-74 of attached reserve study not yet complete. Reserve study also recommended structural engineer to develop a plan to repair retaining wall cracks. Project has 7 buildings and retaining wall cracks/repairs do not seem to pertain to subject building 400.	Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-03-02): Lender Exception with Compensating Factors.			XXXX 9:44:14 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113074	XXXX	XXXX	XXXX	XXXX 4:37:59 PM	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	Financial Institution: XXXXXXXXBank N.A. // Account Type: Checking / Account Number: XXXX	Additional 1-month consecutive bank statement is missing. Usability set to 0%.				Reviewer Comment (2025-02-08): Account was not used to qualify. 0% usability.	XXXX 2:27:48 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113074	XXXX	XXXX	XXXX	XXXX 4:37:59 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Agricultural zoned property per the appraisal which is not allowed per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 15 years experience with 25 REO	XXXX	Reviewer Comment (2025-02-08): Lender Exception with Compensating Factors.			XXXX 2:31:12 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112844	XXXX	XXXX	XXXX	XXXX 4:37:59 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower Exception Requested: Requesting exception 2 years Prepayment Penalty for Loan amount of XXXX with cash out of XXXX over max per guide. (Lender exception in file with adjustment to pricing for loan amount exceeding XXXX)	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history.	XXXX	Reviewer Comment (2025-02-10): Lender Exception with Compensating Factors.			XXXX 10:07:03 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112844	XXXX	XXXX	XXXX	XXXX 4:37:59 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of XXXX is greater than Guideline maximum loan amount of XXXX.	Guideline maximum loan amount of XXXX is less than the Note loan amount of XXXX.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history.	XXXX	Reviewer Comment (2025-02-10): Lender Exception with Compensating Factors.			XXXX 10:07:17 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112844	XXXX	XXXX	XXXX	XXXX 4:37:59 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of XXXX is greater than Guideline total cash-out of XXXX.		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history.	XXXX	Reviewer Comment (2025-02-10): Lender Exception with Compensating Factors.			XXXX 10:24:31 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112772	XXXX	XXXX	XXXX	XXXX 5:26:17 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXXX incorrectly disclosed whether the loan will have an escrow account. (Final/XXXX)	Final Closing Disclosure did not disclose reason for Escrow waiver.				Reviewer Comment (2025-02-18): XXXX received PCCD and LOE. Seller Comment (2025-02-17): (Rate Lock) Please see attached		XXXX 2:43:42 AM		2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112772	XXXX	XXXX	XXXX	XXXX 5:26:17 PM	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	File is missing housing history for primary borrower required by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous Miscellaneous	Residual income of at least XXXX. Lender Exception with Compensating Factors 0x30x99 Strong existing housing history with over 100 months of mortgage history.	XXXX	Reviewer Comment (2025-02-26): Lender exception with compensating factors.

Seller Comment (2025-02-25): (Rate Lock) PLEASE SEE ATTACHED

Reviewer Comment (2025-02-25): Provided lender exception reflects request for exceptions for the DTI, credit score and reserves. Housing history and LTV/CLTV still outstanding as not reflected on lender exception document provided.

Seller Comment (2025-02-24): (Rate Lock) Please see attached

Reviewer Comment (2025-02-24): Uploaded lender exception appears to be cutoff as the document does not reflect in the exception request an exception for reserves, LTV or housing history (only reflects exception for the FICO). The document is also still reflecting reserves as a comp factor when there is an exception for reserves.

Seller Comment (2025-02-21): (Rate Lock) Please see attached updated exception

Seller Comment (2025-02-21): (Rate Lock) Please see attached the compensating factors are included on the exception .

Reviewer Comment (2025-02-21): Lender exception needs to state Compensating Factors and items being waived. Need the documentation provided for the Approved Exceptions. Only Approved verification provided.

Seller Comment (2025-02-19): (Rate Lock) Exception has been approved, please see attached

Reviewer Comment (2025-02-19): Lease agreement is received for only 5 months. Require VOR for 12 months. Exception remains.

Seller Comment (2025-02-17): (Rate Lock) Please see attached
																					XXXX 12:59:03 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112772	XXXX	XXXX	XXXX	XXXX 5:26:17 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	The maximum LTV for an escrow waiver and 12 month bank statement loan is 80%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous Miscellaneous	Residual income of at least XXXX. Lender Exception with Compensating Factors 0x30x99 Strong existing housing history with over 100 months of mortgage history.	XXXX	Reviewer Comment (2025-02-26): Lender exception with compensating factors.

Seller Comment (2025-02-25): (Rate Lock) PLEASE SEE ATTACHED

Reviewer Comment (2025-02-25): Provided lender exception reflects request for exceptions for the DTI, credit score and reserves. Housing history and LTV/CLTV still outstanding as not reflected on lender exception document provided.

Seller Comment (2025-02-24): (Rate Lock) Please see attached

Reviewer Comment (2025-02-24): Uploaded lender exception appears to be cutoff as the document does not reflect in the exception request an exception for reserves, LTV or housing history (only reflects exception for the FICO). The document is also still reflecting reserves as a comp factor when there is an exception for reserves.

Seller Comment (2025-02-21): (Rate Lock) Please see attached updated exception

Reviewer Comment (2025-02-21): LTV/CLTV not addressed in Lender Exception. Also, Correct Lender Exception. It states reserves as a Comp Factor, yet there is a an exception for insufficient reserves. 12 months required and borrower only has 8.09.

Seller Comment (2025-02-19): (Rate Lock) Please see attached , the exception has been approved
																					XXXX 12:59:11 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112772	XXXX	XXXX	XXXX	XXXX 5:26:17 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%.	The maximum LTV for an escrow waiver and 12 month bank statement loan is 80%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous Miscellaneous	Residual income of at least XXXX. Lender Exception with Compensating Factors 0x30x99 Strong existing housing history with over 100 months of mortgage history.	XXXX	Reviewer Comment (2025-02-26): Lender exception with compensating factors.

Seller Comment (2025-02-25): (Rate Lock) PLEASE SEE ATTACHED

Reviewer Comment (2025-02-25): Provided lender exception reflects request for exceptions for the DTI, credit score and reserves. Housing history and LTV/CLTV still outstanding as not reflected on lender exception document provided.

Seller Comment (2025-02-24): (Rate Lock) Please see attached

Reviewer Comment (2025-02-24): Uploaded lender exception appears to be cutoff as the document does not reflect in the exception request an exception for reserves, LTV or housing history (only reflects exception for the FICO). The document is also still reflecting reserves as a comp factor when there is an exception for reserves.

Seller Comment (2025-02-21): (Rate Lock) Please see attached updated exception

Reviewer Comment (2025-02-21): LTV/CLTV not addressed in Lender Exception. Also, Correct Lender Exception. It states reserves as a Comp Factor, yet there is a an exception for insufficient reserves. 12 months required and borrower only has 8.09.

Seller Comment (2025-02-19): (Rate Lock) Please see attached , the exception has been approved
																					XXXX 12:59:20 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112772	XXXX	XXXX	XXXX	XXXX 5:26:17 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 8.09 is less than Guideline PITIA months reserves of 12.00.	Borrower does not meet minimum reserves with escrow waiver.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous Miscellaneous	Residual income of at least XXXX. Lender Exception with Compensating Factors 0x30x99 Strong existing housing history with over 100 months of mortgage history.	XXXX	Reviewer Comment (2025-02-25): Lender exception with compensating factors.

Seller Comment (2025-02-24): (Rate Lock) Please see attached

Reviewer Comment (2025-02-24): Uploaded lender exception appears to be cutoff as the document does not reflect in the exception request an exception for reserves, LTV or housing history (only reflects exception for the FICO). The document is also still reflecting reserves as a comp factor when there is an exception for reserves.

Seller Comment (2025-02-21): (Rate Lock) Please see attached updated exception

Reviewer Comment (2025-02-21): Correct Lender Exception. It states reserves as a Comp Factor, yet there is a an exception for insufficient reserves. 12 months required and borrower only has 8.09.

Seller Comment (2025-02-19): (Rate Lock) Please see attached , the exception has been approved
																					XXXX 4:01:24 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112772	XXXX	XXXX	XXXX	XXXX 5:26:17 PM	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 707 is less than Guideline representative FICO score of 720.	Borrower does not meet minimum FICO with escrow waiver.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Residual income of at least XXXX. Lender Exception with Compensating Factors 0x30x99	XXXX	Reviewer Comment (2025-02-21): Lender Exception with Compensating Factors provided. Seller Comment (2025-02-19): (Rate Lock) Please see attached , the exception has been approved			XXXX 11:51:53 AM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112772	XXXX	XXXX	XXXX	XXXX 5:26:17 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan Designation discrepancy due to insufficient reserves, missing rental history, borrower not meeting minimum FICO and LTV/CLTV exceeding maximum allowable.	Reviewer Comment (2025-02-26): Lender exception with compensating factors, system cleared.

Seller Comment (2025-02-25): (Rate Lock) PLEASE SEE ATTACHED

Reviewer Comment (2025-02-25): Provided lender exception reflects request for exceptions for the DTI, credit score and reserves. Housing history and LTV/CLTV still outstanding as not reflected on lender exception document provided.

Seller Comment (2025-02-24): (Rate Lock) Please see attached

Reviewer Comment (2025-02-24): Uploaded lender exception appears to be cutoff as the document does not reflect in the exception request an exception for reserves, LTV or housing history (only reflects exception for the FICO). The document is also still reflecting reserves as a comp factor when there is an exception for reserves.

Seller Comment (2025-02-21): (Rate Lock) Please see attached updated exception

Reviewer Comment (2025-02-21): LTV/CLTV, rental history, and reserves not addressed in Lender Exception. Also, Correct Lender Exception. It states reserves as a Comp Factor, yet there is a an exception for insufficient reserves. 12 months required and borrower only has 8.09.

Seller Comment (2025-02-17): (Rate Lock) Please see attached
																			XXXX 1:01:37 PM			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112772	XXXX	XXXX	XXXX	XXXX 5:26:17 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Loan Designation discrepancy due to insufficient reserves, missing rental history, borrower not meeting minimum FICO and LTV/CLTV exceeding maximum allowable.	Reviewer Comment (2025-02-26): Lender exception with compensating factors, system cleared.

Seller Comment (2025-02-25): (Rate Lock) PLEASE SEE ATTACHED

Reviewer Comment (2025-02-25): Provided lender exception reflects request for exceptions for the DTI, credit score and reserves. Housing history and LTV/CLTV still outstanding as not reflected on lender exception document provided.

Seller Comment (2025-02-24): (Rate Lock) Please see attached

Reviewer Comment (2025-02-24): Uploaded lender exception appears to be cutoff as the document does not reflect in the exception request an exception for reserves, LTV or housing history (only reflects exception for the FICO). The document is also still reflecting reserves as a comp factor when there is an exception for reserves.

Seller Comment (2025-02-21): (Rate Lock) Please see attached updated exception

Reviewer Comment (2025-02-21): LTV/CLTV, rental history, and reserves not addressed in Lender Exception. Also, Correct Lender Exception. It states reserves as a Comp Factor, yet there is a an exception for insufficient reserves. 12 months required and borrower only has 8.09.

Seller Comment (2025-02-17): (Rate Lock) Please see attached
																			XXXX 1:01:37 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112772	XXXX	XXXX	XXXX	XXXX 5:26:17 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The guidelines state that the occupant borrower must have DTI of 60% or less when there are non occupant borrowers. Borrower does not have reflected income used for qualification.	Reviewer Comment (2025-02-26): Lender exception with compensating factors, system cleared.

Seller Comment (2025-02-25): (Rate Lock) PLEASE SEE ATTACHED

Reviewer Comment (2025-02-25): Provided lender exception reflects request for exceptions for the DTI, credit score and reserves. Housing history and LTV/CLTV still outstanding as not reflected on lender exception document provided.

Seller Comment (2025-02-24): (Rate Lock) Please see attached

Reviewer Comment (2025-02-24): Uploaded lender exception appears to be cutoff as the document does not reflect in the exception request an exception for reserves, LTV or housing history (only reflects exception for the FICO). The document is also still reflecting reserves as a comp factor when there is an exception for reserves.

Seller Comment (2025-02-21): (Rate Lock) Please see attached updated exception

Reviewer Comment (2025-02-21): LTV/CLTV, rental history, and reserves not addressed in Lender Exception. Also, Correct Lender Exception. It states reserves as a Comp Factor, yet there is a an exception for insufficient reserves. 12 months required and borrower only has 8.09.

Seller Comment (2025-02-19): (Rate Lock) Please see attached , the exception has been approved
																			XXXX 1:00:42 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112772	XXXX	XXXX	XXXX	XXXX 5:26:17 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		The guidelines state that the occupant borrower must have DTI of 60% or less when there are non occupant borrowers. Borrower does not have reflected income used for qualification.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	Residual income of at least XXXX. Lender Exception with Compensating Factors 0x30x99	XXXX	Reviewer Comment (2025-02-21): Lender Exception with Compensating Factors provided. Seller Comment (2025-02-19): (Rate Lock) Please see attached , the exception has been approved			XXXX 11:51:35 AM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113086	XXXX	XXXX	XXXX	XXXX 4:51:16 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Verification of appraisal was delivered to borrower not provided in file.				Reviewer Comment (2025-02-27): Waived per client request. Seller Comment (2025-02-24): Elect to waive EV2 and close out. Reviewer Comment (2025-02-21): Received evidence of appraisal sent to the borrower, it is not within 3 business days, exception remains EV2. Seller Comment (2025-02-18): Appraisal last signature date is XXXX, completion report XXXX- providing appraisal delivery confirmation dated XXXX. Closing was XXXX.			XXXX 2:13:13 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113086	XXXX	XXXX	XXXX	XXXX 4:51:16 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2025-02-17): Sufficient Cure Provided At Closing		XXXX 10:19:02 AM		1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112962	XXXX	XXXX	XXXX	XXXX 4:42:55 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.86 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	The calculated Debt Service Coverage Ratio of 0.86 does not meet guideline requirement of 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-03-03): Lender exception with compensating factors.			XXXX 2:05:26 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112915	XXXX	XXXX	XXXX	XXXX 3:07:39 PM	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.05731% or Final Disclosure APR of 9.08600% is equal to or greater than the threshold of APOR 6.93% + 1.5%, or 8.43000%. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2025-02-26): Delivery provided within required time frame, system cleared.	XXXX 6:11:14 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112915	XXXX	XXXX	XXXX	XXXX 3:07:39 PM	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	File is missing evidence of receipt of Appraisal.				Reviewer Comment (2025-02-26): Delivery provided within required time frame, system cleared.	XXXX 6:11:14 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112915	XXXX	XXXX	XXXX	XXXX 3:07:39 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	File is missing evidence of receipt of Appraisal.				Reviewer Comment (2025-02-26): Lender elects to waive. Seller Comment (2025-02-24): (Rate Lock) accept EV2 as is and wishes to proceed			XXXX 6:09:11 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112931	XXXX	XXXX	XXXX	XXXX 4:12:27 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX HOA Verification					Reviewer Comment (2025-03-10): Received bank statement showing HOA XXXX amount paid by borrower, Exception cleared.	XXXX 3:09:08 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112931	XXXX	XXXX	XXXX	XXXX 4:12:27 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Administration Fee. An Administration Fee of XXXX was added without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-03-12): XXXX received LOE and LOS snip. LE dated 0XXXX not provided to borrower and removed from the testing. Reviewer Comment (2025-03-10): XXXX Lender fee charged on LE dated XXXX without valid COC and was not charged on LE dated XXXX. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check. Seller Comment (2025-03-07): (Rate Lock) Please advise - only place XXXX5 is listed is under section A for Lender fee - this was also stated on the initial LE	XXXX 6:50:56 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112874	XXXX	XXXX	XXXX	XXXX 4:37:59 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX, XXXXXXXX Statement	Statement missing for XXXX property.				Reviewer Comment (2025-02-25): Document provided, exception cleared. Seller Comment (2025-02-24): (Rate Lock) Fie has not yet closed and the loan approval has not expired. The numbers match with the 1003 and how it was qualified please clear. Reviewer Comment (2025-02-21): Require Final CD or First payment letter for property XXXX to verify monthly PITIA. Exception remains. Seller Comment (2025-02-20): (Rate Lock) Docs provided	XXXX 5:23:08 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112874	XXXX	XXXX	XXXX	XXXX 4:37:59 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - S-Corp Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current S-Corp status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing: Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXXX,XXXX XXXX XXXX LLC/S-Corp)	A third party verification is missing for XXXX XXXX.				Reviewer Comment (2025-02-13): Exception cleared - The correct Loan Designation has been updated as N/A	XXXX 2:17:47 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112874	XXXX	XXXX	XXXX	XXXX 4:37:59 PM	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Transaction is for an investment property.				Reviewer Comment (2025-02-13): Exception cleared - The correct Loan Designation has been updated as N/A	XXXX 2:17:47 PM			1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112874	XXXX	XXXX	XXXX	XXXX 4:37:59 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	A mortgage statement for the XXXX XXXX property is missing from the file and the third party verification is missing for XXXX XXXX.				Reviewer Comment (2025-02-13): Exception cleared - The correct Loan Designation has been updated as N/A	XXXX 2:17:47 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112874	XXXX	XXXX	XXXX	XXXX 4:37:59 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	A mortgage statement for the XXXX XXXX property is missing from the file and the third party verification is missing for XXXX XXXX.				Reviewer Comment (2025-02-13): Exception cleared - The correct Loan Designation has been updated as N/A	XXXX 2:17:47 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112874	XXXX	XXXX	XXXX	XXXX 4:37:59 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	A mortgage statement for the XXXX XXXX property is missing from the file and the third party verification is missing for XXXX XXXX.	Reviewer Comment (2025-02-25): Document provided, exception cleared.

Seller Comment (2025-02-24): (Rate Lock) Fie has not yet closed and the loan approval has not expired. The numbers match with the 1003 and how it was qualified please clear.

Reviewer Comment (2025-02-20): Internet search provided verifying phone and address for the borrower's business but still missing with mortgage statement document for property address XXXX XXXX. Exception remains

Seller Comment (2025-02-18): (Rate Lock) Per guidelines: " by verifying a phone listing and address for the borrower's business using the Internet" is sufficient for a S/E borrower VOE.

Reviewer Comment (2025-02-13): Exception Remains - Received document is Telephone Listing / Internet Search / XXXXy Assistance. Provide the third party verification for the XXXX XXXX and Mortgage statement for the  property XXXX XXXX XXXX XXXX
																			XXXX 5:23:01 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112874	XXXX	XXXX	XXXX	XXXX 4:37:59 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Third Party Verification	Third party verification is missing for XXXX XXXX.				Reviewer Comment (2025-02-20): Internet search provided verifying phone and address for the borrower's business. Exception cleared Seller Comment (2025-02-18): (Rate Lock) Per guidelines: " by verifying a phone listing and address for the borrower's business using the Internet" is sufficient for a S/E borrower VOE.	XXXX 2:33:05 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112849	XXXX	XXXX	XXXX	XXXX 4:31:36 PM	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.		Provide the title Commitment report and final title report is missing in file.				Reviewer Comment (2025-03-11): Title Commitment report received and updated. exception cleared	XXXX 1:35:00 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112849	XXXX	XXXX	XXXX	XXXX 4:31:36 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The Borrower has open IRS taxes due for XXXX in amount of XXXX (as of XXXX). Has made 4 payments this year (XXXX). Per Borrower there was no plan as original amount owed was over XXXX and IRS only does plans if below this amount. If included in CLTV we would be at 100% (program max is 90%). Borrower wishes to keep open and hit with XXXX payment and ratio are still very low (this would be a little over 10% over total amount owed).	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous	FICO is at least 20 points higher.	XXXX	Reviewer Comment (2025-03-20): Lender exception with compensating factors.

Seller Comment (2025-03-20): Compensating Factors:
736 fico is at least 20 points higher than minimum

Borrower Exception Requested:
Bwr has open IRS taxes due for XXXX in amount of XXXX (as of XXXX). Has made 4 payments this year (XXXX). Per bwr there was no plan as original amount owed was over XXXX and IRS only does plans if below this amount. If included in CLTV we would be at 100% (program max is 90%). Bwr wishes to keep open and hit with XXXX pmt and ratio's are still very low (this would be a little over 10% over total amount owed). Bwr owns current residence but mortgage is in NBS name so no current mortgage history as well.

Seller Comment (2025-03-18): (Rate Lock) Comp factors updated please review

Reviewer Comment (2025-03-14): Please provide compelling compensating factors for consideration of downgrading/waiving exception.

Seller Comment (2025-03-12): (Rate Lock) IRS balance as of XXXX XXXX. Updated 1003 and IRS document provided
																					XXXX 4:23:49 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112849	XXXX	XXXX	XXXX	XXXX 4:31:36 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX	Cure provided but no valid COC provided.				Reviewer Comment (2025-03-05): Sufficient Cure Provided At Closing		XXXX 10:27:48 AM		1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112849	XXXX	XXXX	XXXX	XXXX 4:31:36 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Appraisal Fee. The Appraisal Fee increased to XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-03-21): XXXX Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD

Seller Comment (2025-03-20): (Rate Lock) Check for cure, PCCD, LOE and XXXX label provided. Tracking XXXX

Reviewer Comment (2025-03-14): XXXX received COC dated XXXX however the reason mentioned is not valid. Kindly provide a valid reason for the fee increased or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Seller Comment (2025-03-13): (Rate Lock) XXXX COC provided

Reviewer Comment (2025-03-13): XXXX received PCCD showing cure of XXXX which was provided at closing. Total cure required is XXXX(XXXX for Appraisal re-inspection fee and XXXX for appraisal fee increase). Please provide additional cure of XXXX with cure documents which consist of PCCD, LOE, proof of mailing & copy of refund check.

Seller Comment (2025-03-11): (Rate Lock) PCCD provided
																				XXXX 2:26:51 AM		2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112849	XXXX	XXXX	XXXX	XXXX 4:31:36 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. An appraisal re-inspection fee was added without a valid change of circumstance. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-03-21): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.

Seller Comment (2025-03-20): (Rate Lock) Check for cure, PCCD, LOE and XXXX label provided. Tracking XXXX

Reviewer Comment (2025-03-14): XXXX received COC dated XXXX. However, the cure provided on final CD is XXXX which is insufficient to cure both appraisal and appraisal re-inspection fee. Kindly provide additional cure of XXXX or provide a valid COC for the fee added. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Seller Comment (2025-03-13): (Rate Lock) XXXX COC provided

Reviewer Comment (2025-03-13): XXXX received PCCD showing cure of XXXX which was provided at closing. Total cure required is XXXX(XXXX for Appraisal re-inspection fee and XXXX for appraisal fee increase). Please provide additional cure of XXXX with cure documents which consist of PCCD, LOE, proof of mailing & copy of refund check.

Seller Comment (2025-03-11): (Rate Lock) PCCD provided
																			XXXX 2:30:02 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112884	XXXX	XXXX	XXXX	XXXX 6:28:04 PM	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX	The subject property is a Non-warrantable condo due to insufficient property coverage that is limited to XXXXmillion and with an exclusion to ordinance or law B and C.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous	714 FICO	XXXX	Reviewer Comment (2025-02-13): Lender Exception with Compensating Factors			XXXX 11:48:15 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113058	XXXX	XXXX	XXXX	XXXX 1:33:09 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Final, signed credit application (D0186) indicates part of the down payment was borrowed.				Reviewer Comment (2025-03-05): Box was checked in case HELOC funds required for closing but they were not used to qualify. Seller Comment (2025-03-03): (Rate Lock) Please provide what would be needed to clear this condition. The sponsor explained in the section below on the loan application that they may need to use HELOC funds, but they also provided adequate funds for the transactions via the attached investment accounts ending in XXXX and XXXX	XXXX 12:59:49 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113058	XXXX	XXXX	XXXX	XXXX 1:33:09 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception requested to use the market rent from the 1007, even though the appraiser states the market rent is not reliable.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's Experience/Track Record	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. The DSCR of 1.18 is greater than the minimum required DSCR of 1.00. Borrower's Experience/Track Record. The borrower has: "10" Years of Experience. Currently holds "X" Properties and has Completed "10" Properties.	XXXX	Reviewer Comment (2025-02-28): Lender Exception with Compensating Factors.			XXXX 9:12:05 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112839	XXXX	XXXX	XXXX	XXXX 4:01:53 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file documents using income coming from commercial real estate and excludes all commercial properties held in the LLC from the DTI.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has been employed in the same industry for more than 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-03-11): Lender exception with compensating factors.			XXXX 10:25:53 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112839	XXXX	XXXX	XXXX	XXXX 4:01:53 PM	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2025-03-19): 1008 provided showing items verified.	XXXX 5:13:05 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112846	XXXX	XXXX	XXXX	XXXX 6:28:04 PM	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XXXX	Exception approved for non-warrantable condo: Insufficient master property coverages, limited to XXXXm, and exclusion to ordinance or law B and C.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Miscellaneous	714 FICO	XXXX	Reviewer Comment (2025-02-13): Lender Exception with Compensating Factors			XXXX 11:54:29 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113093	XXXX	XXXX	XXXX	XXXX 6:28:04 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX	The property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XXXX declared end date.				Reviewer Comment (2025-02-13): PDI report dated after disaster declaration date with no damages report from storm.	XXXX 11:19:57 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113093	XXXX	XXXX	XXXX	XXXX 6:28:04 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Right to Receive Copy of Appraisal is not provided within 3 business days of application.				Reviewer Comment (2025-02-19): Documents received, system cleared. Seller Comment (2025-02-14): Disclosure Seller Comment (2025-02-14): XXXX Finance utilize a Unified Business Purpose Disclosure that includes ECOA - Right to Receive copy of appraisal. Providing XXXX Disclosure Tracking Details report confirming this disclosure was emailed to borrower day after application and providing copy of this disclosure to clear.	XXXX 1:48:46 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113093	XXXX	XXXX	XXXX	XXXX 6:28:04 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Non Material	Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. Investment occupancy with business purpose cert in file. Business purpose loans exempt from RESPA HUD-1 requirement. EV2 informational finding to indicate which document was used to source fees for any applicable testing.					Reviewer Comment (2025-02-19): Waived per client request Seller Comment (2025-02-14): Elect to waive and close out grade 2 for final settlement statement			XXXX 1:43:59 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113093	XXXX	XXXX	XXXX	XXXX 1:49:11 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX					Reviewer Comment (2025-02-19): PDI report dated after disaster declaration date with no damages report from storm.	XXXX 1:49:35 PM			1		A		A		A		A		A	XXXX	XXXX	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112900	XXXX	XXXX	XXXX	XXXX 3:22:54 PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Provided dwelling coverage was XXXX whereas RCE reflects XXXX resulting in a coverage shortfall of XXXX.				Reviewer Comment (2025-03-12): Updated hazard insurance policy is received. Coverage is sufficient. Exception cleared. Seller Comment (2025-03-12): (Rate Lock) The policy does include an additional 75% extended replacement cost.	XXXX 12:21:34 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112900	XXXX	XXXX	XXXX	XXXX 3:22:54 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	File is missing evidence of receipt of Appraisal.				Reviewer Comment (2025-02-26): Lender elects to waive. Seller Comment (2025-02-24): (Rate Lock) Lender accepts the EV2 and wishes to proceed by waiving			XXXX 5:53:51 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112900	XXXX	XXXX	XXXX	XXXX 3:22:54 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file reflects bank statement income with the use of 4 months Personal Bank statement & 8 months Business statement for XXXX, LLC for income calculation (Business was filed with secretary of state XXXX).	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI is at least 10%< the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-02-18): Lender exception with compensating factors.			XXXX 9:57:51 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112900	XXXX	XXXX	XXXX	XXXX 3:22:54 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	CPA letters provided in file do not reflect the name of the borrower's businesses, not able to determine ownership percentages. In addition, the loan file does not document that the businesses have been in existence for two years as required by guidelines as the SOS in file for the businesses reflect original filing dates in XXXX.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI is at least 10%< the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-03-13): Lender exception with compensating factors.

Reviewer Comment (2025-03-13): ...

Reviewer Comment (2025-03-13): Updated, exception cleared.

Seller Comment (2025-03-11): (Rate Lock) Approved exception for length of business and cert provided. The CPA letters reference the LLP/LLC with the business searches and this is sufficient to confirm the ownership.

Reviewer Comment (2025-03-04): CPA letter (Doc_ID: 0536) is not reflecting complete name of Borrower's Business as "XXXX, LLP" & "XXXX Services, LLC" and not showing business have been in existence for two years. Exception Remains.

Seller Comment (2025-03-03): (Rate Lock) CPA specifies XXXX XXXX holds 99% of the LLP business which is referring to XXXX, LLP and the other business is an LLC business.
																					XXXX 4:29:26 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112900	XXXX	XXXX	XXXX	XXXX 3:22:54 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	CPA letters provided in file do not reflect the name of the borrower's businesses, not able to determine ownership percentages. In addition, the loan file does not document that the businesses have been in existence for two years as required by guidelines as the SOS in file for the businesses reflect original filing dates in XXXX.	Reviewer Comment (2025-03-13): Lender exception with compensating factors, system cleared.

Seller Comment (2025-03-11): (Rate Lock) Approved exception for length of business and cert provided. The CPA letters reference the LLP/LLC with the business searches and this is sufficient to confirm the ownership.

Reviewer Comment (2025-03-05): SOS in file reflects both businesses were filed in 2023 which is less than the guideline requirement of 2 years.

Seller Comment (2025-03-03): (Rate Lock) CPA specifies XXXX XXXX holds 99% of the LLP business which is referring to XXXX, LLP and the other business is an LLC business.
																			XXXX 4:30:53 PM			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112900	XXXX	XXXX	XXXX	XXXX 3:22:54 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	CPA letters provided in file do not reflect the name of the borrower's businesses, not able to determine ownership percentages. In addition, the loan file does not document that the businesses have been in existence for two years as required by guidelines as the SOS in file for the businesses reflect original filing dates in XXXX.	Reviewer Comment (2025-03-13): Lender exception with compensating factors, system cleared.

Seller Comment (2025-03-11): (Rate Lock) Approved exception for length of business and cert provided. The CPA letters reference the LLP/LLC with the business searches and this is sufficient to confirm the ownership.

Reviewer Comment (2025-03-05): SOS in file reflects both businesses were filed in 2023 which is less than the guideline requirement of 2 years.

Seller Comment (2025-03-03): (Rate Lock) CPA specifies XXXX XXXX holds 99% of the LLP business which is referring to XXXX, LLP and the other business is an LLC business.
																			XXXX 4:30:06 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112900	XXXX	XXXX	XXXX	XXXX 3:22:54 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX without a valid COC. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-02-27): XXXX received valid COC document.

Seller Comment (2025-02-26): (Rate Lock) The CIC provides when the borrower was made aware and when it was re-disclosed. The comment states the borrower paid for a rush, as they wanted it. This is a valid CIC for increase in appraisal fee due to borrower rush fee. Please clear.

Reviewer Comment (2025-02-25): XXXX received LOE, but it does not give sufficient information on why the rush was requested.  In order to determine if the changed circumstance is valid more information is necessary on reason rush was requested and when lender became aware of the change, A valid Changed Circumstance or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Seller Comment (2025-02-24): (Rate Lock) Cert provided
																			XXXX 4:25:01 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112900	XXXX	XXXX	XXXX	XXXX 3:22:54 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	CPA letters provided in file do not reflect the name of the borrower's businesses, not able to determine ownership percentages. In addition, the loan file does not document that the businesses have been in existence for two years as required by guidelines as the SOS in file for the businesses reflect original filing dates in XXXX.	Reviewer Comment (2025-03-13): Lender exception with compensating factors, system cleared.

Seller Comment (2025-03-11): (Rate Lock) Approved exception for length of business and cert provided. The CPA letters reference the LLP/LLC with the business searches and this is sufficient to confirm the ownership.

Reviewer Comment (2025-03-05): SOS in file reflects both businesses were filed in 2023 which is less than the guideline requirement of 2 years.

Seller Comment (2025-03-03): (Rate Lock) CPA specifies XXXX XXXX holds 99% of the LLP business which is referring to XXXX, LLP and the other business is an LLC business.
																			XXXX 4:30:53 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113033	XXXX	XXXX	XXXX	XXXX 4:19:09 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2025-02-26): Received	XXXX 1:04:39 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113033	XXXX	XXXX	XXXX	XXXX 4:19:09 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property has 1 ADU and 1 unpermitted converted garage. Unique properties are ineligible.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-21): Lender exception with compensating factors.			XXXX 10:44:19 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113033	XXXX	XXXX	XXXX	XXXX 4:19:09 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower does not have a 2 year employment history. Borrower has a 12 year employment history in a similar role but has a 4 year gap in employment and the loan file does not contain a letter of explanation from Borrower for the gap.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-26): Lender exception received. Seller Comment (2025-02-21): (Rate Lock) We have received an exception approval from XXXX regarding the employment gap (see attached). The borrower's LOE is also in the file. Reviewer Comment (2025-02-21): Provide additional compelling compensating factors for consideration of downgrading/waiving exception.			XXXX 12:57:19 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113033	XXXX	XXXX	XXXX	XXXX 4:19:09 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The approval in file reflects guidelines dated XXXX were used for qualification. The most recent guidelines provided are dated XXXX.				Reviewer Comment (2025-02-26): Received	XXXX 4:02:07 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	C	B	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112927	XXXX	XXXX	XXXX	XXXX 12:14:30 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2025-03-07): Client elects to Waive. Seller Comment (2025-03-05): (Rate Lock) accept EV2 as is and wishes to proceed			XXXX 11:50:08 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112927	XXXX	XXXX	XXXX	XXXX 12:14:30 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XXXX)	Closing Disclosure Issued on XXXX not provided to Borrower(s) at least three (3) business days prior to closing				Reviewer Comment (2025-03-06): XXXX received disclosure tracking suffice	XXXX 12:50:01 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	No Defined Cure	C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112927	XXXX	XXXX	XXXX	XXXX 12:14:30 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower does not have 6 months seasoning for asset depletion, Borrower inherited assets being used for asset depletion and only has 2 months to source.	Borrower has verified disposable income of at least XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-03-04): Lender exception with compensating factors.			XXXX 8:41:56 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112965	XXXX	XXXX	XXXX	XXXX 3:07:39 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The borrower has one year of self employment when two years is required per guidelines. Borrower previously owned a XXXX which was sold XXXX and a new XXXX was not opened until XXXX.				Reviewer Comment (2025-02-24): Lender exception with compensating factors, system cleared.	XXXX 10:33:59 AM			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112965	XXXX	XXXX	XXXX	XXXX 3:07:39 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The borrower has one year of self employment when two years is required per guidelines. Borrower previously owned a XXXX which was sold XXXX and a new XXXX was not opened until XXXX				Reviewer Comment (2025-02-24): Lender exception with compensating factors, system cleared.	XXXX 10:33:21 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112965	XXXX	XXXX	XXXX	XXXX 3:07:39 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.	The borrower has one year of self employment when two years is required per guidelines. Borrower previously owned a XXXX which was sold XXXX and a new XXXX was not opened until XXXX.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

															Miscellaneous	Reserves exceed guidelines by at least 4 months. DTI is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-24): Lender exception with compensating factors.			XXXX 10:30:03 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112965	XXXX	XXXX	XXXX	XXXX 3:07:39 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The borrower has one year of self employment when two years is required per guidelines. Borrower previously owned a XXXX which was sold XXXX and a new XXXX was not opened until XXXX.				Reviewer Comment (2025-02-24): Lender exception with compensating factors, system cleared.	XXXX 10:33:59 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112956	XXXX	XXXX	XXXX	XXXX 4:19:09 PM	Credit	1003	Document Error	1003	Borrower(s) is not a U.S. XXXXzen, and the guideline required documentation was not provided.	Borrower:	The Borrower is a non-permanent resident with a R visa type B1/B2 and C08 EAD which are ineligible per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower's monthly mortgage payment has decreased by at least 20%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points.	The DTI is at least 10% < the guideline maximum. FICO exceeds guidelines by at least 40 points.	XXXX	Reviewer Comment (2025-02-26): Lender exception with compensating factors.			XXXX 5:50:30 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112956	XXXX	XXXX	XXXX	XXXX 4:19:09 PM	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of XXXX is less than the note amount of XXXX based on the Commitment in file.	Title Policy Coverage XXXX is less than Original Loan Amount XXXX.				Reviewer Comment (2025-02-28): Lender elects to waive. Seller Comment (2025-02-27): (Rate Lock) accept EV2 as is and wishes to proceed			XXXX 2:49:26 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112956	XXXX	XXXX	XXXX	XXXX 4:19:09 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2025-02-20): Sufficient Cure Provided At Closing		XXXX 2:02:12 AM		1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	C	B	A	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112906	XXXX	XXXX	XXXX	XXXX 3:24:52 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XXXX)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.				Reviewer Comment (2025-02-25): XXXX received proof of earlier electronic receipt	XXXX 8:29:36 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112906	XXXX	XXXX	XXXX	XXXX 3:24:52 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XXXX not received by borrower at least four (4) business days prior to closing. (Interim/XXXX)	Revised Loan Estimate provided on XXXX not received by borrower at least four (4) business days prior to closing.				Reviewer Comment (2025-02-25): XXXX received proof of earlier electronic receipt	XXXX 8:26:29 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112906	XXXX	XXXX	XXXX	XXXX 3:24:52 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-03-11): XXXX Received Corrected Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2025-03-02): XXXX received LOE, however title notary fee is subject to unlimited tolerance as provider is not selected from SSPL and should not be included in 10% tolerance. Cure of XXXX is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Reviewer Comment (2025-02-26): XXXX: the Title fees and recording fee exceeds of XXXX (ILE XXXX + 10% (XXXX) = XXXX - XXXX FCD). So, the cure should be required of XXXX with Cure documents consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Seller Comment (2025-02-24): (Rate Lock) Please confirm total amount. I am coming up with XXXX8? So cure should be XXXX?
																				XXXX 5:34:52 AM		2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112940	XXXX	XXXX	XXXX	XXXX 5:15:23 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower is buying the subject from his dad on a gift of equity.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-03-03): Lender exception with compensating factors. Seller Comment (2025-02-27): (Rate Lock) Comp factors updated please review Seller Comment (2025-02-27): (Rate Lock) accept EV2 as is and wishes to proceed Reviewer Comment (2025-02-26): Please provide compelling compensating factors for consideration of downgrading/waiving exception.			XXXX 5:27:20 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112940	XXXX	XXXX	XXXX	XXXX 5:15:23 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Initial Escrow Account Disclosure provided is blank.	Reviewer Comment (2025-03-03): Lender elects to waive. Seller Comment (2025-02-27): (Rate Lock) accept EV2 as is and wishes to proceed	XXXX 5:22:57 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase	If the IEAD is correct and the CD/HUD is incorrect, we require a corrected PCCD/HUD with LOE to borrower to cure. Signature is not required.
																																					If the CD/HUD is correct and the IEAD is incorrect, we require LOE and corrected IEAD to cure. Signature is not required.	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112940	XXXX	XXXX	XXXX	XXXX 5:15:23 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XXXX). The disclosed Total of Payments in the amount of XXXX is under disclosed by XXXX compared to the calculated total of payments of XXXX which exceeds the XXXX threshold. (Final/XXXX)	The disclosed total of payments in the amount of XXXX on final CD is under disclosed by XXXX compared to the calculated total of payments of XXXX.				Reviewer Comment (2025-03-11): XXXX received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD		XXXX 9:11:28 AM		2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112940	XXXX	XXXX	XXXX	XXXX 5:15:23 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX without a valid COC. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-03-11): XXXX Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD		XXXX 3:45:58 AM		2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112940	XXXX	XXXX	XXXX	XXXX 5:15:23 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX CPA Letter	File is missing CPA letter to verify expense factor of 25% used by lender. Business narrative appears to be completed by CPA but states borrower completed and reflects 15% expense factor. The loan file is missing a verification of the business used for income within 120 days prior to the Note date.				Reviewer Comment (2025-03-03): CPA letter received and associated. Exception Cleared.	XXXX 12:15:02 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112940	XXXX	XXXX	XXXX	XXXX 5:15:23 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	File is missing CPA letter to verify expense factor of 25% used by lender and verification of the business used for income within 120 days prior to the Note date.				Reviewer Comment (2025-03-03): CPA letter received and associated. Exception Cleared.	XXXX 12:13:52 PM			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112940	XXXX	XXXX	XXXX	XXXX 5:15:23 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	File is missing CPA letter to verify expense factor of 25% used by lender and verification of the business used for income within 120 days prior to the Note date.				Reviewer Comment (2025-03-03): CPA letter received and associated. Exception Cleared.	XXXX 12:12:27 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112940	XXXX	XXXX	XXXX	XXXX 5:15:23 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	File is missing CPA letter to verify expense factor of 25% used by lender and verification of the business used for income within 120 days prior to the Note date.				Reviewer Comment (2025-03-03): CPA letter received and associated. Exception Cleared.	XXXX 12:13:52 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112940	XXXX	XXXX	XXXX	XXXX 5:15:23 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		File is missing CPA letter to verify expense factor of 25% used by lender and verification of the business used for income within 120 days prior to the Note date.				Reviewer Comment (2025-03-03): CPA letter received and associated. Exception Cleared.	XXXX 12:12:48 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112905	XXXX	XXXX	XXXX	XXXX 5:26:17 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided						Reviewer Comment (2025-02-20): Received Articles of Organization. Exception cleared.	XXXX 2:26:43 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112876	XXXX	XXXX	XXXX	XXXX 5:03:06 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.78 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	The Loan program changed to Interest Only and the calculated DSCR dropped to 0.780 when the minimum required is 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-02-26): Lender exception with compensating factors.			XXXX 4:07:05 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112876	XXXX	XXXX	XXXX	XXXX 5:03:06 PM	Credit	Credit	Credit Eligibility	Credit	Borrower has open Tradelines which are less than the minimum required by guidelines.	Credit Report: Original // Borrower: XXXX XXXX Open Tradelines: 0	The Borrower lacks sufficient credit tradelines. The Borrower has zero qualifying tradelinesXXXXthough one open account is a HELOC with 0x30 payment history over 14 months. The Guidelines require at least 3 tradelines reporting for 24 months. The Borrower has two credit scores, the minimum tradelines requirement cannot be waived.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves exceed guidelines by at least 4 months. FICO exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-02-26): Lender exception with compensating factors.			XXXX 4:07:14 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112880	XXXX	XXXX	XXXX	XXXX 4:13:54 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.94 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	DCSR < 1 requires a second level review.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X24 housing history.	XXXX	Reviewer Comment (2025-02-27): Lender Exception with Compensating Factors.			XXXX 11:39:35 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113089	XXXX	XXXX	XXXX	XXXX 1:23:23 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided		Missing tax certificate to verify monthly taxes of XXXX as stated on first payment letter.				Reviewer Comment (2025-02-18): Documents received, system cleared. Seller Comment (2025-02-11): ATTACHED	XXXX 9:26:47 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113089	XXXX	XXXX	XXXX	XXXX 1:23:23 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception request to use market rent from short term comparable schedule from appraiser for qualifying purposes, guidelines require market rent provided by the appraiser must be based on a long-term basis.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. Experienced landlord Mortgage history 0X30 since inception 2015	XXXX	Reviewer Comment (2025-02-07): Lender Exception with Compensating Factors.			XXXX 7:32:43 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112951	XXXX	XXXX	XXXX	XXXX 4:31:36 PM	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value. Sec ID: 22	Note Date: XXXX; Lien Position: 1	Field review document is provided and it supports appraisal value				Reviewer Comment (2025-03-12): Appraisal and CDA desk review have a greater than 10% variance in value so a field review was completed and field value used to determine LTV.	XXXX 2:09:06 PM			1	A	A	A	A	A	A	A	A	B	A	XXXX	XXXX	Primary	Purchase		B	A	A	A	A	A	B	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112951	XXXX	XXXX	XXXX	XXXX 4:31:36 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2025-03-05): Sufficient Cure Provided At Closing		XXXX 7:38:27 AM		1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	B	A	A	A	A	A	B	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112840	XXXX	XXXX	XXXX	XXXX 3:24:52 PM	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX					Reviewer Comment (2025-03-03): Alerts cleared, exception cleared. Reviewer Comment (2025-02-26): Alerts not addressed on the report. Exception remains.	XXXX 5:34:17 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112842	XXXX	XXXX	XXXX	XXXX 4:12:27 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The four year waiting period for a chapter 13 bankruptcy required by guidelines was not met.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-03-12): Lender Exception with Compensating Factors provided. Seller Comment (2025-03-11): (Rate Lock) Comp factors updated please review Reviewer Comment (2025-03-06): Please provide compelling compensating factors for consideration of downgrading/waiving exception.			XXXX 2:00:01 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112842	XXXX	XXXX	XXXX	XXXX 4:12:27 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 46.92096% exceeds Guideline total debt ratio of 43.00000%.	The Borrower is living rent free and the DTI is restricted to 43% per guidelines.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-03-12): Lender Exception with Compensating Factors provided.			XXXX 2:00:35 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112842	XXXX	XXXX	XXXX	XXXX 4:12:27 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject property is an investment property and the appraisal is marked owner occupied.				Reviewer Comment (2025-03-12): Borrower does not reside in the property and is required to pay per Decree.	XXXX 1:58:23 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112999	XXXX	XXXX	XXXX	XXXX 5:26:17 PM	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided						Reviewer Comment (2025-02-19): Closing Statement provided.	XXXX 10:13:22 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112999	XXXX	XXXX	XXXX	XXXX 5:26:17 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.91 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.91 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00 for a First-Time Investor.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. FICO exceeds guidelines by at least 40 points. No mortgage lates within 27 months.	XXXX	Reviewer Comment (2025-02-14): Lender exception with compensating factors.			XXXX 1:50:13 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112851	XXXX	XXXX	XXXX	XXXX 4:19:09 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The Borrower does not meet the continuity of obligation requirements as required by guidelines as Borrower was just added to title XXXX.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Time on job 5+ years. Reserves exceed guidelines by at least 4 months. DTI is at least 10% or less than the guideline maximum. Credit score exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-02-21): Lender exception with compensating factors.			XXXX 8:23:12 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112851	XXXX	XXXX	XXXX	XXXX 4:19:09 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The bank statements used for income reflect 23 NSFs in the last 12 months, 5 in the most recent 6 months and 18 in months 7-12.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	Time on job 5+ years. Reserves exceed guidelines by at least 4 months. DTI is at least 10% or less than the guideline maximum. Credit score exceeds guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-02-21): Lender exception with compensating factors.			XXXX 8:23:20 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112871	XXXX	XXXX	XXXX	XXXX 4:13:54 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.88 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender Exception for DSCR under 1%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-02-27): Lender Exception with Compensating Factors.			XXXX 11:58:33 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112871	XXXX	XXXX	XXXX	XXXX 4:13:54 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 70.00000%.	Lender Exception for LTV of 80% (vacant property where max would be 70%).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-02-27): Lender Exception with Compensating Factors.			XXXX 11:56:49 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112871	XXXX	XXXX	XXXX	XXXX 4:13:54 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 70.00000%.	Lender Exception for LTV of 80% (vacant property where max would be 70%).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-02-27): Lender Exception with Compensating Factors.			XXXX 11:57:02 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112897	XXXX	XXXX	XXXX	XXXX 4:13:54 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.				Reviewer Comment (2025-03-03): Exception cleared. Received proof of appraisal received by borrower 3 days prior to closing. Seller Comment (2025-02-28): (Rate Lock) Proof appraisal was received 3 days prior to close provided.	XXXX 11:45:19 AM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112897	XXXX	XXXX	XXXX	XXXX 4:13:54 PM	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.43018% or Final Disclosure APR of 8.72700% is equal to or greater than the threshold of APOR 6.92% + 1.5%, or 8.42000%. Non-Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2025-03-03): Exception cleared. Received proof of appraisal received by borrower 3 days prior to closing. Seller Comment (2025-02-28): (Rate Lock) Proof appraisal was received 3 days prior to close provided.	XXXX 11:45:19 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112897	XXXX	XXXX	XXXX	XXXX 4:13:54 PM	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.				Reviewer Comment (2025-03-03): Exception cleared. Received proof of appraisal received by borrower 3 days prior to closing. Seller Comment (2025-02-28): (Rate Lock) Proof appraisal was received 3 days prior to close provided.	XXXX 11:45:19 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112894	XXXX	XXXX	XXXX	XXXX 3:07:39 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)					Reviewer Comment (2025-02-26): Lender elects to waive. Seller Comment (2025-02-24): (Rate Lock) accept EV2 as is and wishes to proceed			XXXX 6:08:25 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112961	XXXX	XXXX	XXXX	XXXX 3:54:08 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 70.00000% exceeds Guideline loan to value percentage of 65.00000%.	LTV of 70% exceeds guideline max of 65% based on FICO score of 646.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. 646 FICO which is more than 20 points greater than minimum FICO allowed. 70% LTV	XXXX	Reviewer Comment (2025-03-04): Lender Exception with Compensating Factors.			XXXX 9:04:27 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112961	XXXX	XXXX	XXXX	XXXX 3:54:08 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of 70.00000% exceeds Guideline combined loan to value percentage of 65.00000%.	CLTV of 70% exceeds guideline max of 65% based on FICO score of 646.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Miscellaneous Miscellaneous	Lender Exception with Compensating Factors. 646 FICO which is more than 20 points greater than minimum FICO allowed. 70% LTV	XXXX	Reviewer Comment (2025-03-04): Lender Exception with Compensating Factors.			XXXX 9:04:42 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113004	XXXX	XXXX	XXXX	XXXX 6:28:04 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		Business Purpose Certificate is not provided in file				Reviewer Comment (2025-02-19): Business Purpose Certification provided.	XXXX 10:41:59 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350113004	XXXX	XXXX	XXXX	XXXX 6:28:04 PM	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		HUD/CD is not provided in file				Reviewer Comment (2025-02-19): Final CD provided.	XXXX 10:49:09 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350113004	XXXX	XXXX	XXXX	XXXX 6:28:04 PM	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Power of Attorney (POA) not provided		Documents signed by Power of Attorney but POA is missing from file. Unable to determine if guidelines are met.				Reviewer Comment (2025-02-19): POA provided.	XXXX 10:40:59 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350113004	XXXX	XXXX	XXXX	XXXX 6:28:04 PM	Credit	Borrower and Mortgage Eligibility	Credit Eligibility	Borrower and Mortgage Eligibility	Non-permanent Resident Aliens or Foreign Nationals are considered on a case by case basis. Confirm residency requirements with Investor Guidelines.	Borrower: XXXX	Guidelines require Visa or EAD card. Documentation is missing from file.				Reviewer Comment (2025-02-19): EAD Card provided.	XXXX 10:40:16 AM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350113004	XXXX	XXXX	XXXX	XXXX 10:41:34 AM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exhibit A of the Security Instrument is missing the Legal Description.				Reviewer Comment (2025-02-21): Legal provided. Cleared.	XXXX 6:31:22 PM			1		A		A		A		A		A	XXXX	XXXX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112875	XXXX	XXXX	XXXX	XXXX 4:42:55 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Borrower purchased the subject property < 6 months and the new appraised value was used for qualification when the lower of the prior purchase price or current appraised value is to be used per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The DSCR of 1.33 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (2025-03-03): Lender exception with compensating factors.			XXXX 2:27:00 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113083	XXXX	XXXX	XXXX	XXXX 3:24:52 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file reflects outstanding critical repairs (stair replacement and balcony) for the subject property.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX.	Reserves exceed guidelines by at least 4 months.	XXXX	Reviewer Comment (2025-02-19): Lender exception with compensating factors.			XXXX 12:21:48 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112888	XXXX	XXXX	XXXX	XXXX 4:50:05 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.96 is less than Guideline PITIA months reserves of 6.00.	Calculated PITIA months reserves of 6.29 is less than Guideline PITIA months reserves of 9.00.				Reviewer Comment (2025-03-03): Received additional bank statements. Verified and updated details. Exception Cleared. Reviewer Comment (2025-02-28): Bank statements are provided only forXXXX#XXXX balance XXXX. So assets are not sufficient. Exception remains. Seller Comment (2025-02-26): (Rate Lock) Verified assets XXXX less closing cost XXXX = XXXX less appraisal fee POC XXXX = XXXX for reserves / XXXX2.74 PITIA =13.49 months	XXXX 1:40:13 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112888	XXXX	XXXX	XXXX	XXXX 4:50:05 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower did not sign the Note and DOT as an individual as required by guidelines.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	FICO exceeds guidelines by at least 40 points. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-03-03): Lender Exception with Compensating Factors provided. Seller Comment (2025-03-03): (Rate Lock) added to exception Reviewer Comment (2025-02-28): Guidelines require the Note and Mortgage to be signed as an individual as well. Seller Comment (2025-02-26): (Rate Lock) Please see guidelines: All borrowers must sign the Deed of Trust/Mortgage as an authorized signer of the LLC - The signature lines must have the borrowers name and title. Please clear			XXXX 10:22:15 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112888	XXXX	XXXX	XXXX	XXXX 4:50:05 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.85 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.		The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	FICO exceeds guidelines by at least 40 points. Lender Exception with Compensating Factors provided.	XXXX	Reviewer Comment (2025-03-03): Lender Exception with Compensating Factors provided. Reviewer Comment (2025-02-28): Rebuttal explanation states XXXX63.57 assets verified however we only have XXXX35.21 verified. Reviewer Comment (2025-02-25): Provided compensating factors for lender exception reflect reserves as a comp factor but the loan is short reserves. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.			XXXX 10:22:48 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113038	XXXX	XXXX	XXXX	XXXX 6:08:10 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Creditor did not provide FACTA Credit Score Disclosure.				Reviewer Comment (2025-03-06): FACTA provided, system cleared.	XXXX 4:42:41 PM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112870	XXXX	XXXX	XXXX	XXXX 3:54:08 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.92 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender approved exception for a DSCR score under 1.00.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-03-04): Lender Exception with Compensating Factors.			XXXX 9:22:55 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112836	XXXX	XXXX	XXXX	XXXX 1:33:09 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Appraisal delivery report is not available in file for Appraisal 1073 (Report date: XXXX).				Reviewer Comment (2025-03-05): Waived per client request Seller Comment (2025-03-01): (Rate Lock) lender accepts the EV2 and wishes to waive			XXXX 10:44:47 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112909	XXXX	XXXX	XXXX	XXXX 1:33:09 PM	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of XXXX is less than Cash From Borrower XXXX.					Reviewer Comment (2025-03-11): Asset verification provided. Seller Comment (2025-03-07): (Rate Lock) Please review exception on loan Reviewer Comment (2025-03-05): Exception Remains - The total reserves required as per guideline is 6 months (XXXX). In the file we have only total assets XXXX which is POCB and POCB resulting in remaining fund for reserves of only XXXX which does not meet the reserve requirement. Provide the additional fund of XXXX to meet the reserves. Seller Comment (2025-03-03): (Rate Lock) Borrower is getting roughly XXXX0 in cash back; no cash due at closing needed.	XXXX 4:52:47 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112909	XXXX	XXXX	XXXX	XXXX 1:33:09 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 1.55 is less than Guideline PITIA months reserves of 6.00.	Assets are insufficient to cover required reserves.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Borrower has owned a primary residence for 16 years.	XXXX	Reviewer Comment (2025-03-11): Lender Exception with Compensating Factors provided.

Reviewer Comment (2025-03-11): EXCEPTION HISTORY - Exception Explanation was updated on XXXX PRIOR Exception Explanation: Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.

Seller Comment (2025-03-07): (Rate Lock) Please review exception on loan

Reviewer Comment (2025-03-05): Exception Remains - The total reserves required as per guideline is 6 months (XXXX). In the file we have only total assets XXXX which is POCB and POCB resulting in remaining fund for reserves of only XXXX which does not meet the reserve requirement. Provide the additional fund of XXXX to meet the reserves.

Seller Comment (2025-03-03): (Rate Lock) No assets needed - reserves coming from cash out refinance.
																					XXXX 4:55:56 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112909	XXXX	XXXX	XXXX	XXXX 1:33:09 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XXXX)	File does not contain evidence of the borrower's receipt of the appraisal.				Reviewer Comment (2025-03-05): Lender elects to waive. Seller Comment (2025-03-03): (Rate Lock) Lender accepts and wishes to waive			XXXX 1:54:26 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112909	XXXX	XXXX	XXXX	XXXX 1:33:09 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Originator Loan Designation mismatch due to reserve requirments not met as per guidlines.	Reviewer Comment (2025-03-11): System cleared after Lender Exception with Compensating Factors provided.

Seller Comment (2025-03-07): (Rate Lock) Please review exception on loan

Reviewer Comment (2025-03-05): Exception Remains - The total reserves required as per guideline is 6 months (XXXX). In the file we have only total assets XXXX which is POCB and POCB resulting in remaining fund for reserves of only XXXX which does not meet the reserve requirement. Provide the additional fund of XXXX to meet the reserves.

Seller Comment (2025-03-03): (Rate Lock) No assets needed - reserves coming from cash out refinance.
																			XXXX 5:04:56 PM			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112909	XXXX	XXXX	XXXX	XXXX 1:33:09 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan is at ATR risk due to reserve requirments not met as per guidlines.	Reviewer Comment (2025-03-11): System cleared after Lender Exception with Compensating Factors provided.

Seller Comment (2025-03-07): (Rate Lock) Please review exception on loan

Reviewer Comment (2025-03-05): Exception Remains - The total reserves required as per guideline is 6 months (XXXX). In the file we have only total assets XXXX which is POCB and POCB resulting in remaining fund for reserves of only XXXX which does not meet the reserve requirement. Provide the additional fund of XXXX to meet the reserves.

Seller Comment (2025-03-03): (Rate Lock) No assets needed - reserves coming from cash out refinance.
																			XXXX 5:04:56 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112909	XXXX	XXXX	XXXX	XXXX 1:33:09 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower had 9 overdrafts within 12 months and the max is 6.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Borrower has owned a primary residence for 16 years.	XXXX	Reviewer Comment (2025-03-11): Lender Exception with Compensating Factors provided. Seller Comment (2025-03-07): (Rate Lock) Please review exception on loan			XXXX 4:56:16 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112909	XXXX	XXXX	XXXX	XXXX 1:33:09 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Investor Qualifying Residual income discrepancy.	Calculated investor qualifying disposable income of XXXX is less than AUS required disposable income of XXXX.	Borrower's residual income is less than the guideline minimum of XXXX.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Borrower has owned a primary residence for 16 years.	XXXX	Reviewer Comment (2025-03-11): Lender Exception with Compensating Factors provided.			XXXX 5:03:18 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112909	XXXX	XXXX	XXXX	XXXX 1:33:09 PM	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Assets are insufficient to cover required reserves.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Lender Exception with Compensating Factors provided. Borrower has owned a primary residence for 16 years.	XXXX	Reviewer Comment (2025-03-11): Lender Exception with Compensating Factors provided. Seller Comment (2025-03-07): (Rate Lock) Please review exception on loan Reviewer Comment (2025-03-05): Exception Remains - The total reserves required as per guideline is 6 months (XXXX). In the file we have only total assets XXXX which is POCB and POCB resulting in remaining fund for reserves of only XXXX which does not meet the reserve requirement. Provide the additional fund of XXXX to meet the reserves. Seller Comment (2025-03-03): (Rate Lock) No assets needed - reserves coming from cash out refinance.			XXXX 4:56:28 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112909	XXXX	XXXX	XXXX	XXXX 1:33:09 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Assets are insufficient to cover required reserves.	Reviewer Comment (2025-03-11): System cleared after Lender Exception with Compensating Factors provided.

Seller Comment (2025-03-07): (Rate Lock) Please review exception on loan

Reviewer Comment (2025-03-05): Exception Remains - The total reserves required as per guideline is 6 months (XXXX). In the file we have only total assets XXXX which is POCB and POCB resulting in remaining fund for reserves of only XXXX which does not meet the reserve requirement. Provide the additional fund of XXXX to meet the reserves.

Seller Comment (2025-03-03): (Rate Lock) No assets needed - reserves coming from cash out refinance.
																			XXXX 5:04:07 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112909	XXXX	XXXX	XXXX	XXXX 1:33:09 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	Zero Percent Fee Tolerance exceeded for Appraisal Fee. The Appraisal Fee increased to XXXX without a valid change of circumstance. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-03-03): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2025-03-03): (Rate Lock) Cure applied to signed CD at close	XXXX 10:43:50 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112909	XXXX	XXXX	XXXX	XXXX 10:54:45 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2025-03-03): Sufficient Cure Provided At Closing		XXXX 10:54:45 PM		1		A		A		A		A		A	XXXX	XXXX	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112867	XXXX	XXXX	XXXX	XXXX 4:13:54 PM	Credit	Credit	Credit Eligibility	Credit	Borrower has open Tradelines which are less than the minimum required by guidelines.	Credit Report: Original // Borrower: XXXX Open Tradelines: 2	Borrower does not meet tradeline requirements, Has 1 revolving tradeline that is reporting 32 months within the last years	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-03-06): Lender exception with compensating factors. Seller Comment (2025-03-04): (Rate Lock) Exception Updated, please review. Reviewer Comment (2025-02-27): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.			XXXX 3:47:56 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112867	XXXX	XXXX	XXXX	XXXX 4:13:54 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.70 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	XXXX	Reviewer Comment (2025-03-06): Lender exception with compensating factors. Seller Comment (2025-03-04): (Rate Lock) Exception Updated, please review. Reviewer Comment (2025-02-27): Compensating factors do not support downgrading/waiving of the exception when multiple exceptions are layered on the loan. Please provide additional compelling compensating factors for consideration of downgrading/waiving exception.			XXXX 3:48:05 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113000	XXXX	XXXX	XXXX	XXXX 4:42:55 PM	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		HUD/CD/Closing Statement is missing in file.				Reviewer Comment (2025-03-06): Final CD provided.	XXXX 4:50:30 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350113000	XXXX	XXXX	XXXX	XXXX 4:42:55 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 3.00.	Calculated PITIA months reserves of is less than Guideline PITIA months reserves of 3. Verification of asset is required. 1008 underwriting and transmittal summary states cash-out used for reserves and file is missing final HUD/CD.				Reviewer Comment (2025-03-06): Final CD provided to contribute to assets. Reserves satisfied. Seller Comment (2025-03-04): (Rate Lock) We are using cash out proceed for reserve which is sufficient to cover 3 months reserve.	XXXX 4:50:21 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350113000	XXXX	XXXX	XXXX	XXXX 4:42:55 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		1008 underwriting and transmittal summary stated XXXX guidelines used to qualify and the most recent guidelines we have are XXXX.				Reviewer Comment (2025-03-06): Guidelines provided. Cleared. Seller Comment (2025-03-05): (Rate Lock) EMAILED.	XXXX 4:40:13 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112914	XXXX	XXXX	XXXX	XXXX 4:12:27 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	No evidence in file that borrower received a copy of each appraisal at least 3 business days prior to closing.				Reviewer Comment (2025-03-11): Lender elects to waive. Seller Comment (2025-03-07): (Rate Lock) accept EV2 as is and wishes to proceed			XXXX 3:40:27 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Second Home	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113057	XXXX	XXXX	XXXX	XXXX 4:13:54 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of XXXX is less than Guideline minimum loan amount of XXXX.	The loan amount of XXXX is below the minimum eligible loan amount of XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points. The DSCR of 1.22 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (2025-02-27): Lender exception with compensating factors.			XXXX 1:21:19 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113057	XXXX	XXXX	XXXX	XXXX 4:13:54 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrowing entity as a pending foreign registration in the subject property's state of XXXX, but the application has been submitted with maximum three week turn time.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points. The DSCR of 1.22 is greater than the minimum required DSCR of 1.00.	XXXX	Reviewer Comment (2025-02-27): Lender exception with compensating factors.			XXXX 1:21:27 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		B	B	B	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350113092	XXXX	XXXX	XXXX	XXXX 4:13:54 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing Test	Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of XXXX used as disbursement date for compliance testing.	Missing final CD.				Reviewer Comment (2025-03-05): Final title closing statement provided Seller Comment (2025-03-03): See trailing final HUD 1	XXXX 11:31:05 AM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113092	XXXX	XXXX	XXXX	XXXX 4:13:54 PM	Compliance	Compliance	Federal Compliance	TRID Defect	Missing Closing Disclosure: No Document Used For Fee Testing	Missing Final Closing Disclosure. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.					Reviewer Comment (2025-03-05): Final title closing statement provided Seller Comment (2025-03-03): See attached final HUD 1 this is a business purpose loan no CD	XXXX 11:31:05 AM			1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113092	XXXX	XXXX	XXXX	XXXX 4:13:54 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of is less than Guideline PITIA months reserves of 12.00.	Missing asset documentation.				Reviewer Comment (2025-03-05): Final title closing statement provided Seller Comment (2025-03-03): Proceeds used for reserves.	XXXX 11:32:51 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113092	XXXX	XXXX	XXXX	XXXX 4:13:54 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 70.00000% exceeds Guideline loan to value percentage of 65.00000%.	LTV of 70% exceeds maximum of 65%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X36 housing history Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-03-05): Lender Exception with Compensating Factors. Seller Comment (2025-03-03): See trailing Credit exception			XXXX 11:35:33 AM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113092	XXXX	XXXX	XXXX	XXXX 4:13:54 PM	Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Missing asset documentation covering 12 months PITIA reserves.				Reviewer Comment (2025-03-05): Final title closing statement provided Seller Comment (2025-03-03): Proceeds used for reserves.	XXXX 11:32:51 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113092	XXXX	XXXX	XXXX	XXXX 4:13:54 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of is greater than Guideline total cash-out of XXXX.		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. Miscellaneous Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Lender Exception with Compensating Factors. Lender Exception with Compensating Factors. 0X30X36 housing history Lender Exception with Compensating Factors.	XXXX	Reviewer Comment (2025-03-05): Lender Exception with Compensating Factors. Seller Comment (2025-03-03): Plese see attached credit exception for Cash out Reviewer Comment (2025-02-27): Exception request for cash proceeds XXXXMM versus maximum XXXX with LTV greater than 60%.			XXXX 11:34:44 AM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113092	XXXX	XXXX	XXXX	XXXX 11:31:05 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Non Material	Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. Investment occupancy with business purpose cert in file. Business purpose loans exempt from RESPA HUD-1 requirement. EV2 informational finding to indicate which document was used to source fees for any applicable testing.					Reviewer Comment (2025-03-05): Lender elects to waive. Seller Comment (2025-03-05): Please waive and clear file			XXXX 4:24:57 PM	2		B		B		B		B		B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350112869	XXXX	XXXX	XXXX	XXXX 4:13:54 PM	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date XXXX, Disbursement Date: XXXX	Hazard Insurance Policy Effective Date XXXX and Note date XXXX.				Reviewer Comment (2025-03-03): Hazard Insurance Policy Effective Date XXXX is within disbursement date. Exception Cleared. Seller Comment (2025-02-28): (Rate Lock) Loan disbursed XXXX when the HOI became effective; this is acceptable.	XXXX 11:47:09 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112869	XXXX	XXXX	XXXX	XXXX 4:13:54 PM	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.89 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.00.	Lender approved exception to proceed with a DSCR when the borrower is first time homebuyer and first time investor.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Reserves exceed guidelines by at least 4 months. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-02-27): Lender exception with compensating factors.			XXXX 1:34:10 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112869	XXXX	XXXX	XXXX	XXXX 4:13:54 PM	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: XXXX XXXX	There are red flags on the Fraud Report that were not addressed.				Reviewer Comment (2025-03-03): 1008 with fraud comments provide. Cleared. Seller Comment (2025-02-28): (Rate Lock) 1008 provided	XXXX 10:20:50 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	B	C	B			A	A		N/A	No
XXXX	XXXX	XXXX	4350112969	XXXX	XXXX	XXXX	XXXX 4:31:36 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Points Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-03-13): XXXX received a valid COC. Seller Comment (2025-03-12): (Rate Lock) Valid COC provided	XXXX 5:37:04 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112969	XXXX	XXXX	XXXX	XXXX 4:31:36 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The borrower has not been self employed for two years as required by guidelines and the business used for income qualification has not been existence for 2 years as required by guidelines (no documentation that borrower was in same line of work).				Reviewer Comment (2025-03-12): Lender Exception with Compensating Factors, system cleared. Seller Comment (2025-03-10): (Rate Lock) Please review exception on the loan	XXXX 2:04:29 PM			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112969	XXXX	XXXX	XXXX	XXXX 4:31:36 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The borrower has not been self employed for two years as required by guidelines and the business used for income qualification has not been existence for 2 years as required by guidelines (no documentation that borrower was in same line of work).				Reviewer Comment (2025-03-12): Lender Exception with Compensating Factors, system cleared. Seller Comment (2025-03-10): (Rate Lock) Please review exception on the loan	XXXX 2:03:45 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112969	XXXX	XXXX	XXXX	XXXX 4:31:36 PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. XXXX	The borrower has not been self employed for two years as required by guidelines and the business used for income qualification has not been existence for 2 years as required by guidelines (no documentation that borrower was in same line of work).	Reviewer Comment (2025-03-17): XXXX received additional information on changed circumstance.

Reviewer Comment (2025-03-17): XXXX received Changed Circumstance dated XXXX, but it does not give sufficient information on why the Appraisal fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (2025-03-14): (Rate Lock) Provided initial disclosures, showing appraisal fee XXXX, as of XXXX. Also provided COC dated XXXX (along with updated CD) showing increase in appraisal fee to XXXX

Reviewer Comment (2025-03-14): XXXX received COC dated XXXX however the fee increased on LE dated XXXX for XXXX.Kindly provide a valid COC or provide cure docs. Cure documents consist of Post CD,LOX,copy of refund check and proof of mailing.

Seller Comment (2025-03-13): (Rate Lock) XXXX COC provided. Loan type changed

Reviewer Comment (2025-03-13): XXXX received COC dated XXXX stating "appraisal fee updated" which is insufficient information. Kindly provide additional information as to why the appraisal fee increased on LE dated XXXX for XXXX or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Seller Comment (2025-03-12): (Rate Lock) XXXX LE provided along with processor cert
																			XXXX 9:38:25 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350112969	XXXX	XXXX	XXXX	XXXX 4:31:36 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The borrower has not been self employed for two years as required by guidelines and the business used for income qualification has not been existence for 2 years as required by guidelines (no documentation that borrower was in same line of work).				Reviewer Comment (2025-03-12): Lender Exception with Compensating Factors, system cleared. Seller Comment (2025-03-10): (Rate Lock) Please review exception on the loan	XXXX 2:04:29 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350112969	XXXX	XXXX	XXXX	XXXX 4:31:36 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The borrower has not been self employed for two years as required by guidelines and the business used for income qualification has not been existence for 2 years as required by guidelines (no documentation that borrower was in same line of work).	Borrower has verified disposable income of at least XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. Miscellaneous	Borrower has verified disposable income of at least XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. 0x30x24 month housing history.	XXXX	Reviewer Comment (2025-03-12): Lender Exception with Compensating Factors. Seller Comment (2025-03-12): (Rate Lock) Please review approved exception provided Seller Comment (2025-03-10): (Rate Lock) Please review exception on the loan			XXXX 2:01:50 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113071	XXXX	XXXX	XXXX	XXXX 3:54:08 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX	The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XXXX declared end date.				Reviewer Comment (2025-03-08): Appraisal effective date is after disaster declaration date with no damages reported from disaster. Seller Comment (2025-03-05): (Rate Lock) The appraiser commented on page 13 of the attached appraisal PDF in the Supplemental Text Addendum that the property was not impacted by Hurricane XXXX. When the property was inspected on XXXX, the hurricane had already ended. Okay to waive and downgrade to EV2 status if needed	XXXX 8:18:50 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	XXXX	XXXX	4350112855	XXXX	XXXX	XXXX	XXXX 4:01:53 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The business used for income qualification has not been existence for the required 2 years (opened XXXX XXXX prior borrower was self employed from XXXX).	Borrower has verified disposable income of at least XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	XXXX	Reviewer Comment (2025-03-11): Lender exception with compensating factors.			XXXX 12:25:50 PM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113082	XXXX	XXXX	XXXX	XXXX 1:33:09 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX Account Statements - Personal	File is missing bank statement used for income calculation for the month of XXXX. The loan file is missing 3 months business bank statements required when using personal bank statements for income qualification. ***Updated XXXX - business bank statements not required as borrower only uses personal account. Still missing XXXX bank statement for account XXXX.				Reviewer Comment (2025-03-07): XXXX statement provided.	XXXX 3:12:10 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113082	XXXX	XXXX	XXXX	XXXX 1:33:09 PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		File is missing bank statement used for income calculation for the month of XXXX. The loan file is missing 3 months business bank statements required when using personal bank statements for income qualification. ***Updated XXXX - business bank statements not required as borrower only uses personal account. Still missing XXXX bank statement for XXXX.				Reviewer Comment (2025-03-07): XXXX statement provided.	XXXX 3:12:59 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113082	XXXX	XXXX	XXXX	XXXX 1:33:09 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	File is missing bank statement used for income calculation for the month of XXXX. The loan file is missing 3 months business bank statements required when using personal bank statements for income qualification. ***Updated XXXX - business bank statements not required as borrower only uses personal account. Still missing XXXX bank statement for XXXX.				Reviewer Comment (2025-03-07): XXXX statement provided.	XXXX 3:14:35 PM			1	B	A	C	A	B	A	C	A	B	A	XXXX	XXXX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
XXXX	XXXX	XXXX	4350113082	XXXX	XXXX	XXXX	XXXX 1:33:09 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	File is missing bank statement used for income calculation for the month of XXXX. The loan file is missing 3 months business bank statements required when using personal bank statements for income qualification. ***Updated XXXX - business bank statements not required as borrower only uses personal account. Still missing XXXX bank statement for XXXX.				Reviewer Comment (2025-03-07): XXXX statement provided.	XXXX 3:14:08 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113082	XXXX	XXXX	XXXX	XXXX 1:33:09 PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	File is missing bank statement used for income calculation for the month of XXXX. The loan file is missing 3 months business bank statements required when using personal bank statements for income qualification. ***Updated XXXX - business bank statements not required as borrower only uses personal account. Still missing XXXX bank statement for XXXX.				Reviewer Comment (2025-03-07): XXXX statement provided.	XXXX 3:14:35 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113082	XXXX	XXXX	XXXX	XXXX 1:33:09 PM	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Personal not provided		File is missing bank statement used for income calculation for the month of XXXX.				Reviewer Comment (2025-03-07): XXXX statement provided. Seller Comment (2025-03-06): attached	XXXX 3:11:34 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113100	XXXX	XXXX	XXXX	XXXX 3:05:55 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Per guidelines, a DSCR Calculation Worksheet detailing the DSCR calculation is required.				Reviewer Comment (2024-12-26): received DSCR worksheet. exception cleared Buyer Comment (2024-12-23): DSCR	XXXX 9:05:46 AM			1	C	A	C	A	C	A	C	A	D	A	XXXX	XXXX	Investment	Purchase		D	A	D	A	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	4350113098	XXXX	XXXX	XXXX	XXXX 2:26:08 PM	Credit	Credit	Credit Documentation	Credit	There is no lease in place for the subject property and the absence of this document casts doubt on business purpose of loan.		A current lease must be supported with two most recent bank statements showing consecutive rental payments.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		XXXX	Reviewer Comment (2024-12-30): Exception provided. Buyer Comment (2024-12-30): Exception from XXXX.			XXXX 1:58:12 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	4350113098	XXXX	XXXX	XXXX	XXXX 2:26:08 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XXXX Disaster End Date: XXXX Disaster Name: HURRICANE XXXX Disaster Declaration Date: XXXX		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		XXXX	Reviewer Comment (2024-12-26): Appraisal inspection date is prior to the disaster end date.			XXXX 10:03:00 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	4350113098	XXXX	XXXX	XXXX	XXXX 2:26:08 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The guidelines require a 12-month housing history on all financed properties. The borrower's XXXX XXXX shows 1x60 on XXXX. A lender exception was provided.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		XXXX	Reviewer Comment (2024-12-26): Exception provided.			XXXX 10:15:03 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	4350113107	XXXX	XXXX	XXXX	XXXX 4:05:27 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Operating Agreement document is missing.				Reviewer Comment (2025-01-08): This is not a requirement in XXXX. Buyer Comment (2025-01-06): comment from lender: Operation agmt is only mandatory in 5 states. XXXX isn't one of them.	XXXX 1:26:46 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		D	A	D	A	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	4350113107	XXXX	XXXX	XXXX	XXXX 4:05:27 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing DSCR Calculation Worksheet				Reviewer Comment (2025-01-14): DSCR worksheet provided Buyer Comment (2025-01-10): Per Lender 1081.12 is correct one. We closed and funded with rate 7.0% Reviewer Comment (2025-01-08): Incorrect P&I Used per calculation. P&I as note is XXXX7.51 where as Calculation shows XXXX1.12. Exception Remains Buyer Comment (2025-01-06): DSCR	XXXX 9:48:55 AM			1	C	A	C	A	C	A	C	A	D	A	XXXX	XXXX	Investment	Purchase		D	A	D	A	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	4350113107	XXXX	XXXX	XXXX	XXXX 1:18:21 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		New exception as a result of new information provided. Loan was reclosed per client. New closing package to be reviewed.				Reviewer Comment (2025-01-29): Provided. Buyer Comment (2025-01-28): XXXX closing package, LOE for destruction of previous docs.	XXXX 9:35:56 AM			1		A		A		A		A		A	XXXX	XXXX	Investment	Purchase		D	A	D	A	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	4350113110	XXXX	XXXX	XXXX	XXXX 6:10:35 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Require DSCR Calculation Worksheet detailing the DSCR calculation. DSCR per rate lock 1..40 vs review DSCR 1.05				Reviewer Comment (2025-01-15): Received DSCR calculation per 1008. exception cleared Buyer Comment (2025-01-13): 1008 with DSCR calc attached	XXXX 9:49:31 AM			1	C	A	C	A	C	A	C	A	D	A	XXXX	XXXX	Investment	Purchase		D	A	D	A	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	4350113096	XXXX	XXXX	XXXX	XXXX 3:33:03 PM	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD (Asset) not provided	1031 Exchange agreement and HUD/CD missing to use funds for closing/reserves	Reviewer Comment (2025-01-17): Received Exchange instruction along with 1031 Exchange accounts ledger with Balance deposit matched with Email Confirmation. Exception Cleared

Buyer Comment (2025-01-16): Attached is the ALTA from both properties sold that shows funds to the 1031Exchange company and then the 1031 Document that shows the replacement property being our property. Also, the 1031 Accounting sheet that shows the wire in of the proceeds and balance information available. He opted not to use all the funds from this 1031 account for our purchase.

Reviewer Comment (2025-01-14): Received Closing Statement for 1031 exchange funds however exchange agreement missing for the both the property "XXXX used for exchange funds for closing. exception remains.

Buyer Comment (2025-01-13): Email
																			XXXX 10:39:16 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	4350113096	XXXX	XXXX	XXXX	XXXX 3:33:03 PM	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Valuation Error: Subject XXXX address not provided.		Zip code in address as per appraisal report and CDA not matching with Note address.				Reviewer Comment (2025-01-15): Received Appraisal and CDA with Correction Zip Code. Exception Cleared Buyer Comment (2025-01-15): CDA and Appraisal	XXXX 12:13:28 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	4350113096	XXXX	XXXX	XXXX	XXXX 3:33:03 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Assignment type selection on appraisal report incorrect. Subject transaction is purchase not a Refinance.				Reviewer Comment (2025-01-15): Received updated Appraisal With Change in Assignment type to purchase. Exception Cleared Buyer Comment (2025-01-15): Appraisal	XXXX 12:14:22 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	4350113103	XXXX	XXXX	XXXX	XXXX 6:08:35 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/XXXX)	File contains evidence appraisal report provided is an updated report. Delivery confirmations dated earlier than report date of report located in file. Lender to provide all previous appraisal reports/updates.				Buyer Comment (2025-01-29): Acknowledged non material Buyer Comment (2025-01-29): LOE			XXXX 11:41:16 AM	2	B	B	B	B	B	B	B	B	B	B	XXXX	XXXX	Investment	Purchase		D	B	D	A	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	4350113103	XXXX	XXXX	XXXX	XXXX 6:08:35 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing DSCR Calculation Worksheet				Reviewer Comment (2025-01-31): Received DSCR worksheet. Exception Cleared Buyer Comment (2025-01-30): DSCR calc Reviewer Comment (2025-01-28): Incorrect PITIA Used for DSCR calculation, Qualified PITIA is XXXX where as Calculation shows XXXX. Exception Remains Buyer Comment (2025-01-27): DSCR calc Reviewer Comment (2025-01-24): Received same 1008 without DSCR Calculation. Exception Remains Buyer Comment (2025-01-23): 1008	XXXX 10:15:24 AM			1	C	A	C	A	C	A	C	A	D	A	XXXX	XXXX	Investment	Purchase		D	B	D	A	B	B	A	A		N/A	No
XXXX	XXXX	XXXX	4350113104	XXXX	XXXX	XXXX	XXXX 4:56:28 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Require updated hazard insurance premium paid document to match the lender used monthly XXXX (Annual XXXX9.84) since verified HOI annual premium is monthly XXXX (Annual XXXX).	Reviewer Comment (2025-01-29): Received PCCD with change in Total TIA exception cleared

Buyer Comment (2025-01-28): Disregard CDA, review PCCD. please

Buyer Comment (2025-01-28): CDA

Buyer Comment (2025-01-28): PCCD to reflect correct taxes and insurance on page 1

Reviewer Comment (2025-01-13): Terms of Loan must match with Each document even though payment is escrow or not. the actual PITIA which are used to qualified must matching in CD. On 1st page CD where Estimated Tax, insurance and Assessment tab shows XXXX whereas it must be XXXX. Exception Remains

Buyer Comment (2025-01-11): Per Lender : The borrower did not escrow. There is no Hazard info on the CD? So a PCCD would not reflect any hazard info.

Reviewer Comment (2025-01-02): Provided updated PCCD as it lender used HOI XXXX monthly. Exception Remains

Buyer Comment (2024-12-31): Policy #4

Buyer Comment (2024-12-31): Haz # 3

Buyer Comment (2024-12-31): Haz  #2

Buyer Comment (2024-12-31): Per lender Hazard- each unit has own policy at XXXX* 4 unites XXXX/12=XXXX
																			XXXX 3:17:07 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B	B	A	D	A		N/A	No
XXXX	XXXX	XXXX	4350113104	XXXX	XXXX	XXXX	XXXX 4:56:28 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/XXXX)	File contains evidence appraisal report provided is an updated report. Delivery confirmations dated earlier than report date of report located in file. Lender to provide all previous appraisal reports/updates.				Reviewer Comment (2025-01-31): Delivery provided Buyer Comment (2025-01-28): Appraisal report	XXXX 10:47:14 AM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B	B	A	D	A		N/A	No
XXXX	XXXX	XXXX	4350113104	XXXX	XXXX	XXXX	XXXX 4:56:28 PM	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided		Closing Protection Letter missing				Reviewer Comment (2025-01-02): Received Closing Protection Letter Received. Exception Cleared Buyer Comment (2024-12-31): CPL	XXXX 12:06:13 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B	B	A	D	A		N/A	No
XXXX	XXXX	XXXX	4350113104	XXXX	XXXX	XXXX	XXXX 4:56:28 PM	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. AVM supports value. Vendor/FSD do not meet Fitch criteria. Sec ID: 10	Note Date: XXXX; Lien Position: 1	XXXX Collateral Desktop Analysis (CDA) or Protek Valuation Appraisal Risk Review (ARR) required on each loan with no CU score or a CU score >2.5. See Section 12.5 for details. No CU score found in file. Only AVM provided.	Reviewer Comment (2025-02-07): Received LOX Confirm Appraisal effective date change in error while making change in Original appraisal. Being Conservative original Appraisal used for qualification with value of XXXX which support with CDA. Exception Cleared

Buyer Comment (2025-02-06): Appraiser LOE

Reviewer Comment (2025-02-03): Agreed Lower value has been used, however Require explanation from appraisal for Completed 2 Appraisal with different effective date. Exception Remains

Buyer Comment (2025-02-02): Seller rebuttal:  the lower of the two values were used. LTV is 14%.

Reviewer Comment (2025-01-30): Received appraisal with an effective date of XXXX. We need an explanation from the appraiser why he did 2 appraisals with 2 different values. There is one with an effective date of XXXX for XXXX,00 and another with an effective date of XXXX for XXXX.

Buyer Comment (2025-01-30): appraisal effective date XXXX

Reviewer Comment (2025-01-13): Received CDA ,however CDA effective date XXXX is not matching with Primary appraisal effective date of XXXX. Exception Remains

Buyer Comment (2025-01-11): CDA
																			XXXX 11:13:31 AM			1	A	A	D	A	A	A	A	A	A	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B	B	A	D	A		N/A	No
XXXX	XXXX	XXXX	4350113104	XXXX	XXXX	XXXX	XXXX 4:56:28 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing DSCR calculation worksheet.				Reviewer Comment (2025-01-02): Received DSCR Calculation Worksheet. Exception Cleared Buyer Comment (2024-12-31): DSCR calc	XXXX 12:04:58 PM			1	C	A	C	A	C	A	C	A	D	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B	B	A	D	A		N/A	No
XXXX	XXXX	XXXX	4350113104	XXXX	XXXX	XXXX	XXXX 4:56:28 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing two most recent bank statements showing consecutive rental payments for each lease in file. Refinance transaction.				Reviewer Comment (2025-01-30): LOX provided. Cleared Buyer Comment (2025-01-30): lox Reviewer Comment (2025-01-14): Noted Bank Statement but lease amount for units in total not matches with the rent amount per lease agreement Letter letter of explanation for lease amount deposited into bank account statement. exception remains. Buyer Comment (2025-01-11): Rent received	XXXX 11:22:38 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B	B	A	D	A		N/A	No
XXXX	XXXX	XXXX	4350113104	XXXX	XXXX	XXXX	XXXX 11:20:20 AM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES AND STRAIGHT-LINE WINDS Disaster Declaration Date: XXXX	The subject property is located in a FEMA disaster area that does not have a declared end date. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be inspected.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	XXXX	Reviewer Comment (2025-02-10): PDI Inspection date XXXX, no damage. The disaster end date has not been declared. Buyer Comment (2025-02-10): PDI			XXXX 8:48:37 AM	2		B		B		B		B		B	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	B	D	B	B	A	D	A		N/A	No
XXXX	XXXX	XXXX	4350113097	XXXX	XXXX	XXXX	XXXX 5:40:05 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Require two months of consecutive bank statement of rental payment deposit into borrower account. XXXX rental payment.				Reviewer Comment (2025-02-19): Received Nov 2024 Payment verification. Exception Cleared Buyer Comment (2025-02-19): Per Lender: Proof of XXXX rent - could not get statement. Will this be acceptable? Buyer Comment (2025-02-19): Rental Payment Reviewer Comment (2025-01-15): As per guide require most recent bank statement to verify the rent payment receipt. XXXX months verified however require XXXX as recent verification of rental receipt. exception remains. Buyer Comment (2025-01-15): Per Lender : If only 2 months are required, why are you asking for a 3rd?	XXXX 10:32:19 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	4350113097	XXXX	XXXX	XXXX	XXXX 5:40:05 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Require updated DSCR Calculation Worksheet detailing the DSCR calculation. lender calculated DSCR 1.38 (XXXX/XXXX) vs Reviewed DSCR 1.26 (XXXX / XXXX). guidelines allows to use the lower of lease agreement and market rent amount.				Reviewer Comment (2025-01-24): Received 1008 with correct DSCR. Exception cleared Buyer Comment (2025-01-23): 1008 Reviewer Comment (2025-01-15): Received 1008 details the DSCR 1.26% by using XXXX0 / XXXX5 but its incorrectly calculated. please update the 1008 to get 1.26% we should use rental XXXX / PITIA XXXX = 1.26%. Exception remains. Buyer Comment (2025-01-15): Revised 1008	XXXX 3:41:19 PM			1	C	A	C	A	C	A	C	A	D	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	4350113101	XXXX	XXXX	XXXX	XXXX 5:40:05 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Verification appraisal was delivered to borrower within 3 days of closing was not provided. Waiver not provided.				Reviewer Comment (2025-01-29): Original Appraisal and it's receipt acknowledgement received. Exception Cleared Buyer Comment (2025-01-28): Appraisal acknowledgement Buyer Comment (2025-01-28): Original Appraisal	XXXX 9:19:42 AM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	B	A	A	A		N/A	No
XXXX	XXXX	XXXX	4350113101	XXXX	XXXX	XXXX	XXXX 5:40:05 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided	Please provide a tax cert for XXXX per month/XXXX2.00 per year as per stated on 1003. All Tax certs in file state taxes of XXXX per month/XXXX7.60 per year.	Reviewer Comment (2025-02-11): 1003 provided.

Buyer Comment (2025-02-11): 1003

Reviewer Comment (2025-02-05): Received DSCR Calculation, however still missing updated 1003 and PCCD with change in Tax amount to XXXX. Exception Remains

Buyer Comment (2025-02-04): Per Lender : CORRECTED DSCR FOR TAXES SORRY FOR INCORRECT AMOUNT

Reviewer Comment (2025-01-29): Received updated Tax Cert change in Tax amount, however still missing PCCD and updated 1003 with change in Tax amount. Exception Remains

Buyer Comment (2025-01-28): Update Tax cert

Reviewer Comment (2025-01-24): Lender used XXXX Value for calculation, where Market value and Sales price both are XXXX. Exception Remains

Buyer Comment (2025-01-23): lender tax estimator
																			XXXX 2:17:48 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Purchase		C	A	C	A	B	A	A	A		N/A	No
XXXX	XXXX	XXXX	4350113101	XXXX	XXXX	XXXX	XXXX 5:43:30 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided	Missing DSCR Calculation Worksheet.	Reviewer Comment (2025-02-05): Received DSCR calculation worksheet with revised Tax amount. Exception Cleared

Buyer Comment (2025-02-04): Per lender :CORRECTED DSCR FOR TAXES SORRY FOR INCORRECT AMOUNT

Buyer Comment (2025-02-04): DSCR Calculation

Reviewer Comment (2025-01-31): Received same DSCR worksheet shows tax amount XXXX where as updated Tax amount is XXXX. Exception Remains

Buyer Comment (2025-01-30): DSCR

Reviewer Comment (2025-01-29): Tax Amount change to XXXX6. Require updated DSCR Calculation using revised tax amount. Exception Remains

Buyer Comment (2025-01-28): Update Tax cert

Reviewer Comment (2025-01-24): Received DSCR calculation worksheet however Confirmation will be cleared once Confirmation on Tax amount received as Lender used XXXX whereas Market value and Sales price is XXXX. Exception Remains

Buyer Comment (2025-01-23): DSCR calc
																			XXXX 10:03:12 AM			1		A		A		A		A		A	XXXX	XXXX	Investment	Purchase		C	A	C	A	B	A	A	A		N/A	No
XXXX	XXXX	XXXX	4350113101	XXXX	XXXX	XXXX	XXXX 5:01:55 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Note and final CD do not refence the presence of a PPP; however, the rate lock states a PPP is present.				Reviewer Comment (2025-02-11): PCCD provided showing PPP. Buyer Comment (2025-02-11): PCCD Reviewer Comment (2025-02-05): Received Prepayment addendum along with Rider with 3%, 2% and 1% for 36 Months (3years) matching with Rate lock and Mortgage deed re-record affidavit with Prepayment rider, however still missing PCCD with Prepayment information. Exception Remains Buyer Comment (2025-02-04): PPP Addendum Buyer Comment (2025-02-04): Scriveners Affidavit and PPP Rider	XXXX 2:17:22 PM			1		A		A		A		A		A	XXXX	XXXX	Investment	Purchase		C	A	C	A	B	A	A	A		N/A	No
XXXX	XXXX	XXXX	4350113102	XXXX	XXXX	XXXX	XXXX 2:47:55 PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Guaranty Agreement missing for both XXXX XXXX and XXXX XXXX guarantor/borrower.				Reviewer Comment (2025-01-29): Received Signed Guarantor Agreement . Exception Cleared Buyer Comment (2025-01-28): Guarantor agreement	XXXX 9:24:58 AM			1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	4350113102	XXXX	XXXX	XXXX	XXXX 2:47:55 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing evidence of 2 month rent receipt for each unit for Nov and Dec. Need bank statements showing the deposits.				Reviewer Comment (2025-01-31): Statements provided. Buyer Comment (2025-01-29): Statements Reviewer Comment (2025-01-27): Received Guarantor Agreement, however exception is for 2 month rent receipt for each unit for Nov and Dec. Need bank statements showing the deposits. Buyer Comment (2025-01-24): Guarantor agreement	XXXX 11:28:51 AM			1	C	A	C	A	C	A	C	A	D	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A		N/A	No
XXXX	XXXX	XXXX	4350113111	XXXX	XXXX	XXXX	XXXX 1:23:18 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Verification appraisal was delivered to borrower within 3 days of closing was not provided. Waiver not provided.	Reviewer Comment (2025-02-07): Original appraisal and delivery provided.

Buyer Comment (2025-02-06): The XXXX report was only a clerical revision. It is the same report that was delivered on XXXX.  We have numerous files where this is not an issue and the delivery of the original version of the report is satisfactory and results in cleared exception.  Please advise why this exception on this file is different. Lender's are not going to move closing dates back for a clerical appraisal update.  Both the revision and the original report were provided to the borrower. The borrower received the original weeks prior to closing.  There should be no issue, please clear.

Reviewer Comment (2025-02-06): The XXXX appraisal was delivered on XXXX which is not 3 days prior to consummation.

Buyer Comment (2025-02-06): Original report was uploaded which was completed XXXX, acknowledgment also signed on 1/6 - please clarify what the issue is?

Reviewer Comment (2025-02-06): Received Original Appraisal, however still Appraisal Acknowledgement Document Signed by Borrower on XXXX. Exception Remains

Buyer Comment (2025-02-05): Original appraisal report

Reviewer Comment (2025-02-04): Provided Blend Report Shows Appraisal Sent on XXXX which is not prior to 3 Business days of closing date, Additionally There is appraisal acknowledgement  receipt Sent on XXXX. which is prior to appraisal report date. Provide Original Appraisal along with Signed appraisal acknowledgement document. Exception Remains

Buyer Comment (2025-02-03): Delivery evidence.
																			XXXX 8:01:26 AM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Purchase		B	A	A	A	B	A	A	A		N/A	No
XXXX	XXXX	XXXX	4350113108	XXXX	XXXX	XXXX	XXXX 3:57:17 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		DSCR Calculation Worksheet is missing.				Reviewer Comment (2025-02-05): Received DSCR calculation Worksheet. Exception Cleared Buyer Comment (2025-02-04): DSCR calc	XXXX 1:01:53 PM			1	C	A	C	A	C	A	C	A	D	A	XXXX	XXXX	Investment	Purchase		D	B	D	B	A	A	D	A		N/A	No
XXXX	XXXX	XXXX	4350113108	XXXX	XXXX	XXXX	XXXX 3:57:17 PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 2.04 is less than Guideline PITIA months reserves of 3.00.	Missing additional assets to meet 3 month reserve requirement.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and XXXX. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		XXXX	Reviewer Comment (2025-02-05): Exception provided. Buyer Comment (2025-02-04): Exception from XXXX.			XXXX 3:37:47 PM	2	C	B	C	B	C	B	C	B	C	B	XXXX	XXXX	Investment	Purchase		D	B	D	B	A	A	D	A		N/A	No
XXXX	XXXX	XXXX	4350113108	XXXX	XXXX	XXXX	XXXX 3:57:17 PM	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note Date: XXXX; Lien Position: 1	CDA is required and was not provided. No CU Score in file.				Reviewer Comment (2025-02-12): Received CDA. Exception Cleared Buyer Comment (2025-02-11): CDA Reviewer Comment (2025-02-04): Guideline Require CU score and not LCA score to meet CDA Require. Provide CDA or CU score less than 2.5. Exception Remains Buyer Comment (2025-02-03): LCA Risk Score 1.5 in file. D0494 Please clear.	XXXX 10:33:33 AM			1	D	A	D	A	D	A	D	A	D	A	XXXX	XXXX	Investment	Purchase		D	B	D	B	A	A	D	A		N/A	No
XXXX	XXXX	XXXX	4350113106	XXXX	XXXX	XXXX	XXXX 6:00:47 PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XXXX)	Appraisal was provided XXXX which is not three (3) business days prior to consummation date of XXXX.				Reviewer Comment (2025-02-20): Received timing waiver document. Exception Cleared Buyer Comment (2025-02-19): Borrower waived	XXXX 9:35:53 AM			1	B	A	B	A	B	A	B	A	B	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A	B	A	A	A		N/A	No
XXXX	XXXX	XXXX	4350113106	XXXX	XXXX	XXXX	XXXX 6:00:47 PM	Credit	Credit	Miscellaneous	Credit	A copy of Asset Verification Report is not on file.		Missing a Verification of Rent completed by a professional management company or 12 months bank statements or canceled checks and a lease agreement to document the term and payment are required for XXXX				Reviewer Comment (2025-02-14): Received VOR completed by professional management company .Exception Cleared Buyer Comment (2025-02-13): LOX - please see D0246;page 155 for VOR	XXXX 9:23:10 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A	B	A	A	A		N/A	No
XXXX	XXXX	XXXX	4350113106	XXXX	XXXX	XXXX	XXXX 6:00:47 PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		DSCR Calculation Worksheet provided did not reflect the actual PITI used to qualify. PITI is XXXX vs XXXX on the worksheet.				Reviewer Comment (2025-02-14): Received DSCR Calculation worksheet. Exception Cleared Buyer Comment (2025-02-13): DSCR Calc	XXXX 9:24:16 AM			1	C	A	C	A	C	A	C	A	D	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		D	A	D	A	B	A	A	A		N/A	No
XXXX	XXXX	XXXX	4350113105	XXXX	XXXX	XXXX	XXXX 5:20:16 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of XXXX exceeds tolerance of XXXX plus 10% or XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2025-02-07): Sufficient Cure Provided At Closing		XXXX 5:19:13 AM		1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113105	XXXX	XXXX	XXXX	XXXX 5:20:16 PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of XXXX exceeds tolerance of XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX					Reviewer Comment (2025-02-07): Sufficient Cure Provided At Closing		XXXX 5:19:13 AM		1	A	A	A	A	A	A	A	A	A	A	XXXX	XXXX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113099	XXXX	XXXX	XXXX	XXXX 4:28:15 PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide updated 1003 / 1008 with subject property negative cash flow amount of $-XXXX with 1007 in file vs $-XXXX (at none).				Reviewer Comment (2025-02-14): Received Credit supplement Confirms Omission of Tradeline along with corrected negative cashflow amount. Exception Cleared Buyer Comment (2025-02-13):XXXXBank XXXX Statement. Buyer Comment (2025-02-13): Credit Supplement For XXXX & XXXX Bank Accounts Reviewer Comment (2025-02-10): Received updated 1003/1008 kindly provide Proof of Omission for Tradeline XXXX Bank # XXXX with monthly payment of XXXX1 and Revolving tradeline XXXX # XXXX with monthly payment of XXXX. Exception remains Buyer Comment (2025-02-09): 1003 / 1008	XXXX 9:47:15 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
XXXX	XXXX	XXXX	4350113109	XXXX	XXXX	XXXX	XXXX 6:08:35 PM	Credit	Guideline	Guideline Issue	Guideline	Missing required Transcript (1040) or W-2 Transcript.	Borrower: XXXX	Transcript (1040) or W-2 Transcript is not provided in file.				Reviewer Comment (2025-01-22): Qualified with P&L statement income which does not require Transcripts. Exception Cleared Buyer Comment (2025-01-18): Loan is a P&L loan and per guides 10.2 Third Party Profit and Loss Statement Loans submitted with tax returns or tax transcripts are ineligible.	XXXX 3:04:36 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113109	XXXX	XXXX	XXXX	XXXX 6:08:35 PM	Credit	Guideline	Guideline Issue	Guideline	Missing required Transcript (1040) or W-2 Transcript.	Borrower: XXXX	Transcript (1040) or W-2 Transcript is not provided in file.				Reviewer Comment (2025-01-22): Qualified with P&L income statement along with W-2 Income, however Used 2024 YTD income for qualification and as per Guideline IRS tax transcripts must align to the income being used to qualified and 2024 Transcript not due yet therefore no Transcript require. Exception Cleared Buyer Comment (2025-01-18): Loan is a P&L loan and per guides XXXX Party Profit and Loss Statement Loans submitted with tax returns or tax transcripts are ineligible.	XXXX 3:07:10 PM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113109	XXXX	XXXX	XXXX	XXXX 6:08:35 PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX XXXX XXXXXXXX HOA Verification	HOA Verification is missing in file for REO property XXXX XXXX XXXXXXXX.				Reviewer Comment (2025-01-22): Received HOA verification. Exception Cleared Buyer Comment (2025-01-18): HOA verification	XXXX 11:22:35 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113109	XXXX	XXXX	XXXX	XXXX 6:08:35 PM	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of XXXX is less than Cash From Borrower XXXX.	Require sufficient assets to cover Cash From Borrower (XXXX) requirement. Missing EMD of XXXX				Reviewer Comment (2025-01-22): Received EMD Document of XXXX. Exception Cleared Buyer Comment (2025-01-18): assets for closing.	XXXX 11:22:50 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	XXXX	4350113109	XXXX	XXXX	XXXX	XXXX 6:08:35 PM	Credit	Asset	Asset Calculation / Analysis	Asset	Guideline Requirement: Available for Reserves discrepancy.	Calculated Available for Reserves of XXXX is less than Guideline Available for Reserves of XXXX.	Required reserves to met requirement of XXXX. Missing EMD of XXXX.	Reviewer Comment (2025-02-20): 401k assets provided. Cleared.

Reviewer Comment (2025-02-19): 401k would need to be liquidated to use.

Buyer Comment (2025-02-19): See D0584 for the 401K uploaded

Buyer Comment (2025-02-19): Per the lender : We submitted the 401K statement. Is 401K acceptable for reserves? With that amount, we should have enough funds verified

Reviewer Comment (2025-02-14): Noted Appraisal fee Invoice XXXX & Hazard Insurance Invoice XXXX however no withdrawal proof from borrower bank account sourced hence require evidence of withdrawal from borrower account to consider this XXXX & XXXX POC amount into asset balance. exception remains.

Buyer Comment (2025-02-14): Appraisal and insurance payment and 401K statement

Reviewer Comment (2025-02-13): Calculations sent to client.

Buyer Comment (2025-02-11): Per lender : The attached printout forXXXX#XXXX balance of XXXX plus the XXXX #XXXX balance of XXXX already provided = total available assets of XXXX, the total needed is XXXX these assets matches the 1003 and 1008. AUS is not required on this product.

Reviewer Comment (2025-02-06): Bank Statement received is the post closed statement. require additional asset to meet the reserve requirement and updated 1003, 1008 and AUS with updated asset. exception remains.

Buyer Comment (2025-02-06): Asset, LOE, 1008, 1003

Reviewer Comment (2025-02-04): Received post close Bank statement which is not acceptable to meet   requirement. Considered the balance as of XXXX as of disbursement date which is XXXX. Still missing shortfall of XXXX. Provide additional asset up to closing date to verify the asset requirement. Exception Remains

Buyer Comment (2025-02-03): Calc

Buyer Comment (2025-02-03):XXXXacct

Buyer Comment (2025-02-03): 1008

Buyer Comment (2025-02-03): 1003

Reviewer Comment (2025-01-24): As per XXXX Non-QM Guide v7 - XXXX Borrowers with more than one financed property require two months of reserves for each additional financed property up to 12 months total additional reserves. here is the calculation subject XXXX x 6 = XXXX and other REO 1) XXXX5.33 X 2 = XXXX and 2) XXXX x 2 = XXXX so total reserve require would be XXXX. still we have short fall of XXXX exception remains.

Buyer Comment (2025-01-23): Per Lender: Please see breakdown of assets and guides showing 6 month reserve requirement.  Reserves exceed 6 months based on cash to close on the CD

Reviewer Comment (2025-01-22): EMD document received, however still have shortfall of XXXX. Exception Remains

Buyer Comment (2025-01-18): see assets for EMD
																			XXXX 10:39:25 AM			1	C	A	C	A	C	A	C	A	C	A	XXXX	XXXX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No